REGISTRATION NO. 333-104156
                                                      REGISTRATION NO. 811-06215
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   | |

      PRE-EFFECTIVE AMENDMENT NO.                                         | |

      POST-EFFECTIVE AMENDMENT NO. 8                                      |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           | |

      AMENDMENT NO. 15                                                    |X|

                              --------------------

                              MONY VARIABLE ACCOUNT L
                               (EXACT NAME OF TRUST)

                           MONY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                  Vice President and Associate General Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                              Christopher E. Palmer
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective:
(check appropriate box)
     |_| immediately upon filing pursuant to paragraph (b) of Rule 485
     |X| on April 30, 2008 pursuant to paragraph (b) of Rule 485
     |_| 60 days after filing pursuant to paragraph (a)(l) of Rule 485
     |_| on                pursuant to paragraph (a)(l) of rule 485
     |_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     |_| on                pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:   Units of interest in a separate account
                                        under flexible premium variable
                                        universal life insurance policies

================================================================================

MONY Variable Account L

Individual Flexible Premium Variable Life Insurance Policy

PROSPECTUS DATED MAY 1, 2008


Issued by
MONY Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------


The Policy described in this prospectus is currently not offered for sale, and was only available in New York. This prospectus describes an individual flexible premium variable life insurance policy offered by MONY Life Insurance Company ("we," "us," "our," or the "Company"). This prospectus provides a description of all material provisions of the Policy. The Policy provides life insurance protection and premium flexibility.


We guarantee that your death benefit will never be less than the amount specified in your Policy adjusted by any requested increases or decreases in your insurance protection, and less any debt you owe us.

Investments (premium payments) may accumulate on a variable basis, fixed basis, or both. If you choose the variable option, we will invest your premium payments in your choice of subaccounts of our variable account. Each subaccount invests in shares of the following portfolios:


--------------------------------------------------------------------------------
AXA Premier VIP Trust - Class A Shares
--------------------------------------------------------------------------------
o Multimanager High Yield Portfolio
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AXA Premier VIP Trust - Class B Shares
--------------------------------------------------------------------------------
o AXA Aggressive Allocation Portfolio     o AXA Moderate Allocation Portfolio
o AXA Conservative Allocation Portfolio   o AXA Moderate-Plus Allocation
o AXA Conservative-Plus Allocation          Portfolio
  Portfolio                               o Multimanager Small Cap Growth
                                            Portfolio
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EQ Advisors Trust - Class IA Shares
--------------------------------------------------------------------------------
o EQ/AllianceBernstein Value Portfolio    o EQ/Lord Abbett Mid Cap Value
o EQ/Capital Guardian Research Portfolio    Portfolio
o EQ/FI Mid Cap Portfolio                 o EQ/Money Market Portfolio
o EQ/Government Securities Portfolio      o EQ/Small Company Index Portfolio
o EQ/JPMorgan Core Bond Portfolio         o EQ/Van Kampen Mid Cap Growth
o EQ/Long Term Bond Portfolio               Portfolio
o EQ/Lord Abbett Growth and Income        o EQ/Van Kampen Real Estate Portfolio
  Portfolio
--------------------------------------------------------------------------------
EQ Advisors Trust - Class IB Shares
--------------------------------------------------------------------------------
o All Asset Allocation Portfolio          o EQ/Montag & Caldwell Growth
o EQ/BlackRock Basic Value Equity           Portfolio
  Portfolio                               o EQ/PIMCO Real Return Portfolio
o EQ/Boston Advisors Equity Income        o EQ/Short Duration Bond Portfolio
  Portfolio                               o EQ/UBS Growth and Income Portfolio
o EQ/GAMCO Small Company Value
  Portfolio
--------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust - Class 2 Shares
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o Franklin Income Securities Fund         o Franklin Zero Coupon Fund-2010
o Franklin Rising Dividends Securities
--------------------------------------------------------------------------------
Fund Janus Aspen Series - Service Shares
--------------------------------------------------------------------------------
o Forty Portfolio                         o International Growth Portfolio
--------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust(SM) - Initial Class Shares
--------------------------------------------------------------------------------
o  MFS(R) Utilities Series
--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Service Class Shares
--------------------------------------------------------------------------------
o Oppenheimer Global Securities Fund/VA
--------------------------------------------------------------------------------
PIMCO Variable Insurance Trust - Administrative Class Shares
--------------------------------------------------------------------------------
o Global Bond Portfolio (Unhedged)        o StocksPLUS Growth and Income
                                            Portfolio
--------------------------------------------------------------------------------

You bear the investment risk if you allocate your premium payments to the variable account.

If you choose the fixed option, we will invest your premium payments in the guaranteed interest account where your payments will grow at the rate of at least 4.0% annually. We take the investment risk of premium payments allocated to the guaranteed interest account.

The amount of life insurance may, and your Policy's value will, depend on the investment experience of the options you choose.

If you already own a life insurance policy, it might not be to your advantage to replace your existing insurance coverage with this Policy or to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy.


This prospectus is used with current owners only. You should note that the options, features and charges of the Policy may have varied over time. For more information about the particular options, features and charges applicable to your Policy, please contact your financial professional and/or refer to your Policy.



The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X01947

                                                                         MNY-VUL

Table of Contents



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--------------------------------------------------------------------------------
1. BENEFITS AND RISKS SUMMARY                                                  1
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Policy benefits                                                                1
Policy risks                                                                   2
Portfolio risks                                                                2
Fee tables                                                                     3



--------------------------------------------------------------------------------
2. WHO IS MONY LIFE INSURANCE COMPANY?                                        10
--------------------------------------------------------------------------------
MONY Life Insurance Company                                                   10
How to reach us                                                               10
MONY Variable Account L                                                       10
Changes to the Variable Account                                               10



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3. THE PORTFOLIOS                                                             12
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Your right to vote portfolio shares                                           15
Disregard of voting instructions                                              15



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4. THE GUARANTEED INTEREST ACCOUNT                                            16
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5. THE POLICY                                                                 17
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Applying for a Policy                                                         17
Temporary insurance coverage                                                  17
Backdating                                                                    17
Owner                                                                         17
Canceling the Policy                                                          17



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6. PREMIUMS                                                                   18
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General                                                                       18
Initial premium                                                               18
Tax-free "Section 1035" exchanges                                             18
Scheduled premiums                                                            18
Electronic payments                                                           18
Unscheduled premiums                                                          19
Repayment of outstanding debt                                                 19
Allocating premiums                                                           19



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7. HOW YOUR FUND VALUE VARIES                                                 20
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Fund Value                                                                    20
Cash Value                                                                    20
Subaccount Values                                                             20
Subaccount Unit Value                                                         20
Guaranteed Interest Account Value                                             20

i  Table of Contents

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8. TRANSFERS                                                                  21
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Disruptive transfer activity                                                  21



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9. DEATH BENEFITS                                                             23
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Amount of Death Benefit proceeds payable                                      23
Death Benefit options                                                         23
Changes in Death Benefit options                                              24
Changing the Specified Amount                                                 24
Increases                                                                     24
Decreases                                                                     24



--------------------------------------------------------------------------------
10. OTHER OPTIONAL INSURANCE BENEFITS                                         25
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Enhanced Maturity Extension Rider                                             25
Term Life Term Rider                                                          25

Spouse's Yearly Renewable Term Rider                                          25

Purchase Option Rider                                                         25
Waiver of Monthly Deduction Rider                                             25
Children's Term Life Insurance Rider                                          25



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11. BENEFITS AT MATURITY                                                      26
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12. ACCESSING YOUR MONEY                                                      27
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Surrenders                                                                    27
Partial surrenders                                                            27
Effect of partial surrenders on Fund Value and
     Death Benefit proceeds                                                   27
Loans                                                                         27
Effects of Policy loans                                                       28



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13. TERMINATION                                                               29
--------------------------------------------------------------------------------
General                                                                       29
Special rules for first three Policy years                                    29
Amounts you must pay to keep your Policy in effect                            29
Your Policy will remain in effect during the grace period                     29
Reinstatement                                                                 29



--------------------------------------------------------------------------------
14. PAYMENTS AND TELEPHONE/FAX/INTERNET TRANSACTIONS                          30
--------------------------------------------------------------------------------
Telephone/fax/Internet transactions                                           30



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15. CHARGES AND DEDUCTIONS                                                    31
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Deductions from premium payments                                              31
Deductions from the Variable Account                                          31
Deductions from Fund Value -- the Monthly Deduction                           31
Transaction charges                                                           33
Illustration projection report fee                                            33



--------------------------------------------------------------------------------
16. TAX CONSIDERATIONS                                                        34
--------------------------------------------------------------------------------
Introduction                                                                  34
Tax status of the Policy                                                      34
Treatment of Policy benefits                                                  34
Our income taxes                                                              37



--------------------------------------------------------------------------------
17. OTHER POLICY INFORMATION                                                  38
--------------------------------------------------------------------------------
Policy illustrations                                                          38
Exchange privilege                                                            38
Paid-up insurance                                                             38
Assignment                                                                    38
Settlement options                                                            38
Misstatement of age or sex                                                    38
Suicide exclusion                                                             38
Incontestability                                                              38
Other changes to your Policy                                                  38
Variations among policies                                                     38



--------------------------------------------------------------------------------
18. ADDITIONAL INFORMATION                                                    39
--------------------------------------------------------------------------------
Distribution of the policies                                                  39
Other information                                                             40
Legal proceedings                                                             40



--------------------------------------------------------------------------------
19. FINANCIAL STATEMENTS                                                      41
--------------------------------------------------------------------------------


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APPENDIX
--------------------------------------------------------------------------------
A -- Glossary                                                                A-1


--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
Statement of Additional Information -- Table of contents
--------------------------------------------------------------------------------

                                                           Table of Contents  ii

1. Benefits and risks summary



--------------------------------------------------------------------------------

This summary provides you with a brief overview of the benefits and risks associated with the Policy. You should read the entire prospectus before purchasing the Policy. Important details regarding the Policy are contained in other sections of this Prospectus. Please consult your agent and refer to your Policy for details. If you are already entitled to favorable tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. For your convenience, we have defined certain terms we use in Appendix A: Glossary at the end of the Prospectus. We only offer this Policy in New York.


POLICY BENEFITS


LIFE INSURANCE PROTECTION

o The Policy provides a means for you to accumulate life insurance that can generally pass free of federal and state income taxes to your Beneficiaries.

o We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are three decisions you must make about the Death Benefit. First, when you apply for your Policy, you must decide how much life insurance coverage (the Specified Amount) you need on the Insured's life. Second, you must choose a Death Benefit option. Finally, you must decide which death benefit compliance test you would like -- the Cash Value Accumulation Test (this test generally will not limit the amount you pay into the Policy), or the Guideline Premium/Cash Value Corridor Test.

o We offer two Death Benefit options. Under Option 1, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of the Insured's death; and (b) the Fund Value on the date of the Insured's death multiplied by a death benefit percentage. Under Option 2, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of the Insured's death plus the Fund Value on the date of the Insured's death; and (b) the Fund Value on the date of the Insured's death multiplied by a death benefit percentage.

o You may change the Specified Amount and the Death Benefit option that you selected, subject to limitations described in the Policy. Changing the Specified Amount or the Death Benefit Option may have tax consequences.

o During the grace period, your Policy (including the Death Benefit) will remain in effect subject to certain conditions. See "Termination."


CASH BENEFITS

o You may borrow against your Policy for up to 90% of your Policy's Cash Value, less any accrued loan interest due on the next Policy anniversary. If you do, we will transfer an amount equal to the loan from the subaccounts and the Guaranteed Interest Account to the Loan Account as collateral for the loan. We charge interest on the loan, and we credit interest on amounts in the Loan Account. We deduct Outstanding Debt (i.e., the amount of your loan plus interest due) from Death Benefit proceeds and from the amount you receive at surrender. A loan may have tax consequences.

o You may request a partial surrender at any time before the maturity date. Partial surrenders must be for at least $500. A partial surrender may decrease the Specified Amount and may decrease your Death Benefit, and we may assess a $10 partial surrender fee against your remaining Fund Value. Also, a partial surrender may have tax consequences.

o While the Insured is alive, you can surrender your Policy at any time for its Cash Value. However, if you surrender your Policy within 30 days of a policy anniversary, we will calculate the Cash Value in the Guaranteed Interest Account so that it will not be less than your Cash Value in the Guaranteed Interest Account on that policy anniversary, as adjusted for transactions since that policy anniversary. A surrender charge may apply. A surrender may have tax consequences.

o If the Insured is alive on the maturity date, we will pay the Cash Value to the Owner unless you elected to defer the maturity date under the Policy provisions or the provisions of the Enhanced Maturity Extension Rider.

o You decide how we pay proceeds under the Policy. We may pay the Cash Value and the Death Benefit proceeds as a lump sum or under one of our settlement options.

VARIETY OF INVESTMENT OPTIONS

o You may allocate your net premiums (your premium payment less the deductions we take) among the subaccounts and the Guaranteed Interest Account.

o The subaccounts invest in a wide variety of Funds that cover a broad spectrum of investment objectives and risk tolerances. Amounts invested in the subaccounts will go up and down in value depending on the investment experience of the Fund portfolio in which the subaccount is invested.

o The Guaranteed Interest Account is part of our General Account. We will credit interest of at least 4.0% annually on amounts invested in the Guaranteed Interest Account.

o As your needs or financial goals change, you can change your investment mix. You may transfer Fund Value among any of the subaccounts or between the subaccounts and the Guaranteed Interest Account within limits, as described later in this prospectus, while continuing to defer current income taxes.

o The policy is between you and MONY Life Insurance Company. The policy is not an investment advisory account, and MONY Life Insurance Company is not providing any investment advice or managing the allocations under your policy. In the absence of a specific writ-


1  Benefits and risks summary
      ten arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.



SUPPLEMENTAL INSURANCE BENEFITS

o You may add additional insurance and other benefits to your Policy by rider. Please see "Other optional insurance benefits" for a description of the other optional benefits that we offer.


POLICY RISKS


POSSIBLE ADVERSE TAX CONSEQUENCES

o In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to Policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test.

o Depending on the total amount of premiums you pay, your Policy may be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial or full surrenders, pledges, as well as Policy loans, will be taxed as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of certain partial or full surrenders, pledges and loans. If the Policy is not treated as a MEC, full and partial surrenders will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax, and pledges and loans should not be taxable. You should consult a qualified tax adviser for assistance in all tax matters involving your Policy. Please see "Tax considerations" for further tax information.


POLICY TERMINATION

o If the value of your Policy can no longer cover the Policy's monthly charges and any loan interest due, your Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and charges reduce your Cash Value to too low an amount and/or if the investment experience of your selected subaccounts is unfavorable, then your Policy could terminate. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value; all rights and benefits under your Policy, including your insurance coverage, will end. After termination, you may reinstate your Policy within five years subject to certain conditions.


PARTIAL SURRENDER LIMITATIONS

o The minimum partial surrender amount is $500 (plus the applicable partial surrender fee). There must be at least $500 remaining in Cash Value after a partial surrender. Partial surrenders may reduce the Death Benefit and the Specified Amount in your Policy, and will reduce the Fund Value of your Policy. A partial surrender charge of $10 will apply to the remaining Fund Value. Federal income taxes and a penalty tax may apply to partial surrenders.


EFFECTS OF POLICY LOANS

o A Policy loan, whether or not repaid, will affect your Policy's Fund Value over time because we transfer the amount of the loan from the subaccounts and/or the Guaranteed Interest Account to the Loan Account and hold it as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the subaccounts and does not participate in the interest credited to the Guaranteed Interest Account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the performance of the subaccounts and the extent, if any, of the difference in the interest rates credited to the Guaranteed Interest Account and the Loan Account, the effect could be favorable or unfavorable.

o A Policy loan also reduces Death Benefit proceeds. A loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Cash Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.


POLICY IS SUITED ONLY FOR LONG-TERM PROTECTION

o We designed the Policy to meet long-term financial goals. You should not purchase this Policy if you intend to surrender all or part of your Fund Value in the near future. Please note, if you surrender your Policy in the early Policy Years, the surrender charge may be significant.


PORTFOLIO RISKS

The value of your Policy is tied to the investment performance of the Fund portfolios and allocation percentages you choose. If those portfolios perform poorly, the value of your Policy will decrease. Values allocated to the portfolios are not guaranteed. Because we continue to deduct charges from Fund Value, if investment results are too low, the Cash Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a


                                                   Benefits and risks summary  2
termination during the 61-day grace period. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Fund Value through partial surrenders and Policy loans. Poor investment performance may also lower the amount of the death benefit payable under the Policy. The Funds provide a comprehensive description of the risks of each portfolio in their prospectuses.


FEE TABLES

The following tables describe the fees and expenses you may pay when buying, owning, and surrendering the Policy. If the amount of the charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of an Insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you may pay when buying the Policy, paying premiums, surrendering or taking a partial surrender from the Policy, transferring Fund Value between the subaccounts and the Guaranteed Interest Account or taking a loan.


--------------------------------------------------------------------------------
                             Transaction Fees
--------------------------------------------------------------------------------
Charge                           When Charge is Deducted
--------------------------------------------------------------------------------
Sales charge(1)                  Upon receipt of each premium
                                 payment
--------------------------------------------------------------------------------
Premium tax charge(2)            Upon receipt of each premium
                                 payment
--------------------------------------------------------------------------------
DAC charge(3)                    Upon receipt of each premium
                                 payment
--------------------------------------------------------------------------------
Surrender charge(4)              Upon surrender of the Policy
 o Minimum and maximum
   charge(5)

 o Charge for a male
   Insured, issue age 35,
   standard, non-tobacco,
   Specified Amount of
   $250,000, 0 years after
   Policy issue, non-qualified
   plan
--------------------------------------------------------------------------------
Partial surrender fee            Upon a partial surrender of the
                                 Policy
--------------------------------------------------------------------------------
Transfer fee                     Upon transfer of Fund Value
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                  Transaction Fees
-------------------------------------------------------------------------------------------------------
                                                      Amount Deducted
                                 ----------------------------------------------------------------------
Charge                           Guaranteed Charge                  Current Charge
-------------------------------------------------------------------------------------------------------
Sales charge(1)                  Up to 5.45% of premium paid        Up to 5.45% of premium paid
-------------------------------------------------------------------------------------------------------
Premium tax charge(2)            0.80% of premium paid              0.80% of premium paid
-------------------------------------------------------------------------------------------------------
DAC charge(3)                    1.25% of premium paid              1.25% of premium paid(3)
-------------------------------------------------------------------------------------------------------
Surrender charge(4)

 o Minimum and maximum           $2.30 to $38.08 per $1,000         $2.30 to $38.08 per $1,000
   charge(5)                     Specified Amount of Fund Value     Specified Amount of Fund Value
                                 surrendered                        surrendered

 o Charge for a male             $5.12 per $1,000 Specified         $5.12 per $1,000 Specified
   Insured, issue age 35,        Amount of Fund Value               Amount of Fund Value
   standard, non-tobacco,        surrendered                        surrendered
   Specified Amount of
   $250,000, 0 years after
   Policy issue, non-qualified
   plan
-------------------------------------------------------------------------------------------------------
Partial surrender fee            $10                                $10
-------------------------------------------------------------------------------------------------------
Transfer fee                     $25 for each transfer of Fund      Currently, there is no charge on
                                 Value                              transfers among investment
                                                                    options or subaccounts and the
                                                                    Guaranteed Interest Account
-------------------------------------------------------------------------------------------------------

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.


-------------------------------------------------------------------------------------------------------
                Periodic Charges other than Portfolio Operating Expenses
-------------------------------------------------------------------------------------------------------
                                                                     Amount Deducted
                                                      --------------------------------------
Charge                      When Charge is Deducted   Guaranteed Charge    Current Charge
-------------------------------------------------------------------------------------------------------
Cost of insurance charge(6) On Policy Date and each
                            Monthly Anniversary Day

3 Benefits and risks summary

-------------------------------------------------------------------------------------------------------
        Periodic Charges other than Portfolio Operating Expenses (continued)
-------------------------------------------------------------------------------------------------------
Charge                            When Charge is Deducted
-------------------------------------------------------------------------------------------------------
 o Minimum and maximum
   charge(7)

 o Charge for a 35-year-old,
   male, standard, non-
   tobacco, Specified
   Amount of $250,000,
   0 years after Policy issue,
   non-individual qualified
   plan
-------------------------------------------------------------------------------------------------------
Administrative charge            On Policy Date and each
                                 Monthly Anniversary Day
-------------------------------------------------------------------------------------------------------
Monthly expense charge(8)        On Policy Date and each
                                 Monthly Anniversary Day during
                                 first 4 Policy Years and for 4
                                 years following an increase in
                                 Specified Amount for each new
                                 coverage segment(10)
 o Minimum and maximum
   charge9

 o Charge for a male
   Insured, issue age 35,
   standard, non-tobacco,
   Specified Amount of
   $250,000, 0 years after
   Policy issue, non-qualified
   plan
-------------------------------------------------------------------------------------------------------
Mortality and expense charge     Daily
-------------------------------------------------------------------------------------------------------
Loan interest spread(11)         On each Policy anniversary after
                                 a loan is taken, or upon death,
                                 surrender, or lapse if earlier


-------------------------------------------------------------------------------------------------------------
                     Periodic Charges other than Portfolio Operating Expenses (continued)
-------------------------------------------------------------------------------------------------------------
                                                           Amount Deducted
                                 ----------------------------------------------------------------------------
Charge                           Guaranteed Charge                     Current Charge
-------------------------------------------------------------------------------------------------------------
 o Minimum and maximum           $0.06 to $83.33 per $1,000 of         $0.01 to $15.46 per $1,000 of
   charge(7)                     amount at risk                        amount at risk

 o Charge for a 35-year-old,     $0.14 per $1,000 of amount at         $0.11 per $1,000 of amount at
   male, standard, non-          risk                                  risk
   tobacco, Specified
   Amount of $250,000,
   0 years after Policy issue,
   non-individual qualified
   plan
-------------------------------------------------------------------------------------------------------------
Administrative charge            $25.00 for First Policy Year and      $25.00 for First Policy Year and
                                 $7.50 in Policy Years 2+              $7.50 in Policy Years 2+
-------------------------------------------------------------------------------------------------------------
Monthly expense charge(8)

o Minimum and maximum            $0.07 to $0.30 per $1,000             $0.07 to $0.30 per $1,000
  charge(9)                      Specified Amount                      Specified Amount

o Charge for a male              $0.08 per $1,000 Specified            $0.08 per $1,000 Specified
  Insured, issue age 35,         Amount                                Amount
  standard, non-tobacco,
  Specified Amount of
  $250,000, 0 years after
  Policy issue, non-qualified
  plan
-------------------------------------------------------------------------------------------------------------
Mortality and expense charge     0.35% annually of Fund Value in       0.35% annually of Fund Value in
                                 each subaccount                       each subaccount for Policy years
                                                                       1-20 (0.10% for Policy years
                                                                       21+)
-------------------------------------------------------------------------------------------------------------
Loan interest spread(11)         1.00% of Account Value in the         1.00% of Account Value in the
                                 Loan Account for Policy years         Loan Account for Policy years
                                 1-20 (0.25% for Policy years          1-20 (0% for Policy years 21+)
                                 21+)
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                   Optional Rider Charges
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        Amount Deducted
                                                                  --------------------------------------------------------------
Rider                          When Charge is Deducted            Guaranteed Charge               Current Charge
--------------------------------------------------------------------------------------------------------------------------------
Cost of insurance charge for   On date of issuance of rider and
Term Life Term Rider(6)        each Monthly Anniversary Day

 o Minimum and maximum                                            $0.08 to $10.45 per $1,000 of   $0.03 to $5.49 per $1,000 of
   charge(12)                                                     term insurance                  term insurance

 o Charge for a 35-year-old                                       $0.14 per $1,000 of term        $0.11 per $1,000 of term
   male, non-tobacco,                                             insurance                       insurance
   0 years after rider issue
--------------------------------------------------------------------------------------------------------------------------------

                                                    Benefits and risks summary 4

--------------------------------------------------------------------------------
                             Optional Rider Charges
--------------------------------------------------------------------------------

Rider                              When Charge is Deducted
--------------------------------------------------------------------------------
Enhanced Maturity Extension        On issuance of rider, and each
Rider                              Monthly Anniversary Day
--------------------------------------------------------------------------------
Spouse's Yearly Renewable          On issuance of rider and each
Term Rider(13)                     Monthly Anniversary Day

 o Minimum and maximum
   charge14

 o Charge for a 35-year-old,
   year old female, non-
   tobacco standard with a
   of Specified Amount in
   force of $250,000, 0 years
   from the issue date of the
   rider
--------------------------------------------------------------------------------
Purchase Option Rider(15)          On issuance of rider and on each
                                   Monthly Anniversary Day until
                                   the policy anniversary following
                                   the 49th birthday of the Insured
 o Minimum and maximum
   charge16

 o Charge for a 35-year-old
--------------------------------------------------------------------------------
Waiver of Monthly Deduction        On issuance of rider and on each
Rider17                            Monthly Anniversary Day until
                                   the policy anniversary following
                                   the 65th anniversary birthday of
                                   the Insured. For issue ages under
                                   5, charges commence with the
                                   policy anniversary following the
                                   Insured's 5th birthday
 o Minimum and maximum
   charge18

 o Charge for a 35-year-old,
   male, non-tobacco
   standard with a Specified
   Amount in force of
   $250,000, 0 years from
   the issue date of the rider
--------------------------------------------------------------------------------
Children's Term Life Insurance     On issuance of the rider and on
Rider(19)                          each Monthly Anniversary Day
                                   until the policy anniversary
                                   following the Insured's 65th
                                   birthday

 o Minimum and maximum
   charge(20)
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
                                Optional Rider Charges (continued)
-------------------------------------------------------------------------------------------------
                                                      Amount Deducted
                                   --------------------------------------------------------------
Rider
                                   Guaranteed Charge               Current Charge
-------------------------------------------------------------------------------------------------
Enhanced Maturity Extension        $0.01 per $1,000 Specified      $0.01 per $1,000 Specified
Rider                              Amount plus term insurance      Amount plus term insurance
                                   (same for all insureds)         (same for all insureds)
-------------------------------------------------------------------------------------------------
Spouse's Yearly Renewable
Term Rider(13)

 o Minimum and maximum              $0.08 to $10.45 per $1,000 of   $0.07 to $6.60 per $1,000 of
   charge14                         term insurance                  term insurance

 o Charge for a 35-year-old,        $0.13 per $1,000 of term        $0.12 per $1,000 of term
   year old female, non-            insurance                       insurance
   tobacco standard with a
   of Specified Amount in
   force of $250,000, 0 years
   from the issue date of the
   rider
-------------------------------------------------------------------------------------------------
Purchase Option Rider(15)

 o Minimum and maximum             $0.05 to $0.36 per $1,000 of    $0.05 to $0.36 per $1,000 of
   charge16                        purchase option insurance       purchase option insurance

 o Charge for a 35-year-old        $0.25 per $1,000 of purchase    $0.25 per $ 1,000 of purchase
                                   option insurance                option insurance
-------------------------------------------------------------------------------------------------
Waiver of Monthly Deduction
Rider(17)

 o Minimum and maximum             $0 to $0.29 per $1,000 of       $0 to $0.29 per $1,000 of
   charge(18)                      Specified Amount plus Term      Specified Amount plus Term
                                   Insurance                       Insurance

 o Charge for a 35-year-old,       $0.01 per $1,000 of Specified   $0.01 per $ 1,000 of Specified
   male, non-tobacco               Amount plus Term Insurance      Amount plus Term Insurance
   standard with a Specified
   Amount in force of
   $250,000, 0 years from
   the issue date of the rider
-------------------------------------------------------------------------------------------------
Children's Term Life Insurance
Rider(19)

 o Minimum and maximum             $0.48 to $ 0.49 per $1,000 of   $0.48 to $0.49 per $1,000 of
   charge(20)                      insurance coverage              insurance coverage
-------------------------------------------------------------------------------------------------


5 Benefits and risks summary

--------------------------------------------------------------------------------------------------------------------------
                               Optional Rider Charges (continued)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 Amount Deducted
                                                            --------------------------------------------------------------
Rider                           When Charge is Deducted     Guaranteed Charge                Current Charge
--------------------------------------------------------------------------------------------------------------------------
 o Charge for a 35-year-old,                                $0.48 per $1,000 of insurance    $0.48 per $1,000 of insurance
   male, non-tobacco,                                       coverage                         coverage
   standard, Specified
   Amount of $250,000, no
   Waiver of Specified
   Premiums Rider attached
   to the Policy, 0 years from
   the issue date of the rider
--------------------------------------------------------------------------------------------------------------------------

1 The sales charge varies by Policy Year and premium amount and will be 1.45% of gross premium plus 4% of gross premium up to a certain premium amount in Policy Years 1-10 and will be 1.45% in Policy Years 11 and later. The Policy will contain more specific information.

2 We reserve the right to increase or decrease the current or maximum charge for taxes resulting from a change in tax law or from any change in the relevant tax cost to us.

3 The DAC charge is used to cover our estimated costs for federal income tax treatment of deferred acquisition costs. We do not assess this charge if you purchased the Policy in connection with an individual qualified plan or in other situations where the premiums received are not subject to the relevant tax provisions.

4 The surrender charge varies based on the Insured's issue age, gender, smoking status, risk class, and the number of years since Policy issue or any increases in Specified Amount. The surrender charge grades to zero over 15 years for Insureds with an issue age of 70 and under (and over 11 years for Insureds with an issue age over 70). The surrender charge shown may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the surrender charge that applies to your Policy. You may obtain more information about your surrender charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

5 The minimum guaranteed and current surrender charge is based on an Insured with the following characteristics: female, issue age 0, surrendering in Policy year 1; the maximum guaranteed and current surrender charge is based on an Insured with the following characteristics: male, standard, non-tobacco, issue age 85, surrendering in Policy year 1.

6 The cost of insurance charge and the cost of insurance charge for the Term Life Term Rider vary based on the Insured's issue age or age on date of increase, gender and risk class, the duration of the Policy, and the Specified Amount. The cost of insurance charge shown the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the guaranteed cost of insurance charge that applies to your Policy. You may obtain more information about your cost of insurance charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

7 The minimum guaranteed cost of insurance charge assumes an Insured with the following characteristics: female, tobacco, standard, issue age 4, 0 years since Policy issue; the minimum current cost of insurance charge assumes an Insured with the following characteristics: female, non-tobacco, ultimate select, Specified Amount of $500,000 or greater, issue age 4, 0 years since Policy issue; the maximum guaranteed cost of insurance charge assumes an Insured with the following characteristics: all Insureds with attained age 99; the maximum current cost of insurance charge assumes an Insured with the following characteristics: male, tobacco, standard, Specified Amount of less than $500,000, issue age 85, 14 years since Policy issue.

8 The Monthly Expense Charge varies based on the Insured's issue age (or age on date of increase) gender, risk class, and Specified Amount. The Monthly Expense Charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Monthly Expense Charge that applies to your Policy. You may obtain more information about your Monthly Expense Charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

9 The minimum guaranteed and current Monthly Expense charge per $1,000 Specified Amount assumes an Insured with issue age 0; the maximum guaranteed and current Monthly Expense charge per $1,000 Specified Amount assumes an Insured with issue age 85 and Specified Amount less than $500,000.

10 A coverage segment is the initial Specified Amount; each increase in Specified Amount is its own coverage segment.

11 The loan interest spread charge is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to the amount held in the Loan Account to secure your loan. The amount of interest we currently charge on loans is equal to an effective annual rate of 5% for Policy years 1-20 and an effective annual rate of 4.25% for Policy years 21 and later. We guarantee that we will not charge you an effective annual rate of interest that is greater than the rate we currently charge on loans. The amount of interest we currently credit to the amount held in the Loan Account to secure your loan is equal to an effective annual rate of 4% and is guaranteed not to be less than this rate. We currently anticipate that the interest we charge on loans will be an effective annual rate of 4% for Policy years 21 and later resulting in an anticipated loan interest spread of 0% in Policy years 21+.

12 The minimum guaranteed charge for this rider assumes an Insured with the following characteristics: female, non-tobacco, ultimate select, issue age 18, 0 years since issue of rider, minimum Specified Amount of $100,000; the minimum current charge for this rider assumes an Insured with the following characteristics: female, non-tobacco, ultimate select, issue age 18, 0 years since issue of rider, minimum Specified Amount of $100,000; the maximum guaranteed charge for this rider assumes an Insured with the following characteristics: male, tobacco, standard,, issue age 79, minimum Specified Amount of $100,000; the maximum current charge for this rider assumes an Insured with the following characteristics: male, tobacco, standard, issue age 66, 13 years since issue of rider, minimum Specified Amount of $100,000.

13 The Spouse's Yearly Renewable Term Rider charge varies based on the spouse's gender, age, smoking status, and the number of years that have passed since the rider was issued. The Spouse's Yearly Renewable Term Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Spouse's Yearly Renewable Term Rider charge that applies to your Policy. You may obtain more information about your Spouse's Yearly Renewable Term Rider charge from your agent or by contacting us at the address noted on the cover page of the prospectus.

14 The minimum guaranteed and current charge for this rider assumes an Insured with the following characteristics: female, issue age 18, non-tobacco, and 0 years since the issue of the rider; the maximum guaranteed and current charge for this rider assumes an Insured with the following characteristics: male, tobacco, issue age 70, attained age 79.

15 The Purchase Option Rider charge varies based on the age of the Insured. The Rider charges shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charges that apply to your Policy. You may obtain more information about your Rider from your agent or by contacting us at the address noted on the cover page of the prospectus.


                                                    Benefits and risks summary 6

16 The minimum guaranteed and current charge for this rider assumes an Insured with issue age 0; the maximum guaranteed and current charge for this rider assumes an Insured with issue age 46.


17 The Waiver of Monthly Deduction Rider charge varies based on the Insured's age, gender, and risk class. The Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charge that applies to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.


18 The minimum guaranteed and current charge for the Waiver of Monthly Deduction Rider assumes an Insured with attained ages 0-4; the maximum guaranteed and current charge for the Waiver of Monthly Deduction Rider assumes an Insured with the following characteristics: attained age 59, male, tobacco.


19 The Children's Term Life Insurance Rider varies based on the Insured's risk class and whether a Waiver of Specified Premiums is attached to the base Policy. The Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charge that applies to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.


20 The minimum guaranteed and current charge for the Children's Term Life Insurance Rider assumes a standard class Insured and that a Waiver of Specified Premiums Rider is not attached to the base Policy; the maximum guaranteed and current charge for the Children's Term Life Insurance Rider assumes a standard class Insured and that a Waiver of Specified Premiums Rider is attached to the base Policy.

                                      * * *


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear indirectly by investing in the subaccounts. The table reflects total operating expenses for the portfolios for the fiscal year ended December 31, 2007. Expenses of the portfolios may be higher or lower in future years than the figures stated below. For more information about the fees and expenses described in this table see the portfolio prospectuses which accompany this Prospectus.




--------------------------------------------------------------------------------
                    Total Annual Portfolio Operating Expenses
               (expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
                                                     Minimum     Maximum
                                                     -------     -------
Total Annual Portfolio Operating Expenses            0.39%       1.57%
(including management fees, distribution and/or
service or 12b-1 fees, and other expenses)
--------------------------------------------------------------------------------
The following table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2007. You bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option you are using.


    ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2007
                     (as a percentage of average net assets)




----------------------------------------------------------------------------------------
                                                            Distribution
                                                            and Service
                                               Manage-        (12b-1)          Other
Portfolio Name                               ment Fees(1)      Fees(2)      Expenses(3)
----------------------------------------------------------------------------------------

 AXA Premier VIP Trust -- Class A Shares
----------------------------------------------------------------------------------------
Multimanager High Yield Portfolio            0.57%            --            0.19%
----------------------------------------------------------------------------------------
AXA Premier VIP Trust -- Class B Shares
----------------------------------------------------------------------------------------
AXA Aggressive Allocation Portfolio          0.10%          0.25%           0.17%
AXA Conservative Allocation Portfolio        0.10%          0.25%           0.21%
AXA Conservative-Plus Allocation Portfolio   0.10%          0.25%           0.19%
AXA Moderate Allocation Portfolio            0.10%          0.25%           0.17%
AXA Moderate-Plus Allocation Portfolio       0.10%          0.25%           0.17%
Multimanager Small Cap Growth Portfolio      1.05%          0.25%           0.27%
----------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IA Shares
----------------------------------------------------------------------------------------
EQ/AllianceBernstein Value Portfolio         0.59%            --            0.12%
EQ/Capital Guardian Research Portfolio       0.63%            --            0.13%
EQ/FI Mid Cap Portfolio                      0.68%            --            0.13%
EQ/Government Securities Portfolio           0.50%            --            0.23%
EQ/JPMorgan Core Bond Portfolio              0.43%            --            0.13%
EQ/Long Term Bond Portfolio                  0.40%            --            0.13%
EQ/Lord Abbett Growth and Income Portfolio   0.65%            --            0.16%
EQ/Lord Abbett Mid Cap Value Portfolio       0.70%            --            0.15%
EQ/Money Market Portfolio                    0.32%            --            0.13%
----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------
                                                Acquired        Total
                                               Fund Fees        Annual       Fee Waivers    Net Annual
                                                  and          Expenses        and/or        Expenses
                                               Expenses        (Before        Expense        (After
                                              (Underlying       Expense      Reimburse-      Expense
Portfolio Name                               Portfolios)(4)   Limitations)    ments(5)     Limitations)
--------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust -- Class A Shares
--------------------------------------------------------------------------------------------------------
Multimanager High Yield Portfolio                 --             0.76%             --          0.76%
--------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust -- Class B Shares
--------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation Portfolio             0.92%            1.44%          (0.17)%        1.27%
AXA Conservative Allocation Portfolio           0.69%            1.25%          (0.21)%        1.04%
AXA Conservative-Plus Allocation Portfolio      0.76%            1.30%          (0.19)%        1.11%
AXA Moderate Allocation Portfolio               0.82%            1.34%          (0.17)%        1.17%
AXA Moderate-Plus Allocation Portfolio          0.86%            1.38%          (0.17)%        1.21%
Multimanager Small Cap Growth Portfolio           --             1.57%          (0.02)%        1.55%
--------------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IA Shares
--------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value Portfolio              --             0.71%          (0.01)%        0.70%
EQ/Capital Guardian Research Portfolio            --             0.76%          (0.06)%        0.70%
EQ/FI Mid Cap Portfolio                           --             0.81%          (0.06)%        0.75%
EQ/Government Securities Portfolio                --             0.73%           0.00%         0.73%
EQ/JPMorgan Core Bond Portfolio                   --             0.56%           0.00%         0.56%
EQ/Long Term Bond Portfolio                       --             0.53%           0.00%         0.53%
EQ/Lord Abbett Growth and Income Portfolio        --             0.81%          (0.06)%        0.75%
EQ/Lord Abbett Mid Cap Value Portfolio            --             0.85%          (0.05)%        0.80%
EQ/Money Market Portfolio                         --             0.45%             --          0.45%
--------------------------------------------------------------------------------------------------------


7 Benefits and risks summary

----------------------------------------------------------------------------------------
                                                            Distribution
                                                            and Service
                                             Manage-          (12b-1)        Other
Portfolio Name                             ment Fees(1)       Fees(2)      Expenses(3)
----------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IA Shares
----------------------------------------------------------------------------------------
EQ/Small Company Index Portfolio             0.25%            --            0.14%
EQ/Van Kampen Mid Cap Growth Portfolio       0.70%            --            0.15%
EQ/Van Kampen Real Estate Portfolio          0.90%            --            0.21%
----------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IB Shares
----------------------------------------------------------------------------------------
All Asset Allocation Portfolio               0.10%          0.25%           0.20%
EQ/BlackRock Basic Value Equity Portfolio    0.55%          0.25%           0.13%
EQ/Boston Advisors Equity Income Portfolio   0.75%          0.25%           0.14%
EQ/GAMCO Small Company Value Portfolio       0.76%          0.25%           0.12%
EQ/Montag & Caldwell Growth Portfolio        0.75%          0.25%           0.15%
EQ/PIMCO Real Return Portfolio               0.55%          0.25%           0.14%
EQ/Short Duration Bond Portfolio             0.43%          0.25%           0.15%
EQ/UBS Growth and Income Portfolio           0.75%          0.25%           0.16%
----------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -- Class 2 Shares
----------------------------------------------------------------------------------------
Franklin Income Securities Fund              0.45%          0.25%           0.02%
Franklin Rising Dividends Securities Fund    0.58%          0.25%           0.02%
Franklin Zero Coupon Fund - 2010             0.61%          0.25%           0.05%
----------------------------------------------------------------------------------------
Janus Aspen Series -- Service Shares
----------------------------------------------------------------------------------------
Forty Portfolio(6)                           0.64%          0.25%           0.05%
International Growth Portfolio               0.64%          0.25%           0.06%
----------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust(SM) -- Initial Class Shares
----------------------------------------------------------------------------------------
MFS(R) Utilities Series                      0.75%            --            0.10%
----------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -- Service Class Shares
----------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA        0.62%          0.25%           0.02%
----------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -- Administrative Class Shares
----------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)(7)          0.25%            --            0.65%
StocksPLUS Growth and Income Portfolio(8)    0.25%            --            0.25%
----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                            Acquired          Total
                                            Fund Fees         Annual         Fee Waivers     Net Annual
                                               and           Expenses          and/or         Expenses
                                            Expenses          (Before          Expense        (After
                                           (Underlying        Expense        Reimburse-       Expense
Portfolio Name                             Portfolios)(4)   Limitations)       ments(5)     Limitations)
--------------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IA Shares
--------------------------------------------------------------------------------------------------------
EQ/Small Company Index Portfolio                --             0.39%            0.00%          0.39%
EQ/Van Kampen Mid Cap Growth Portfolio          --             0.85%           (0.05)%         0.80%
EQ/Van Kampen Real Estate Portfolio             --             1.11%           (0.10)%         1.01%
--------------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IB Shares
--------------------------------------------------------------------------------------------------------
All Asset Allocation Portfolio                0.84%            1.39%           (0.20)%         1.19%
EQ/BlackRock Basic Value Equity Portfolio       --             0.93%            0.00%          0.93%
EQ/Boston Advisors Equity Income Portfolio      --             1.14%           (0.09)%         1.05%
EQ/GAMCO Small Company Value Portfolio          --             1.13%            0.00%          1.13%
EQ/Montag & Caldwell Growth Portfolio           --             1.15%            0.00%          1.15%
EQ/PIMCO Real Return Portfolio                  --             0.94%           (0.04)%         0.90%
EQ/Short Duration Bond Portfolio                --             0.83%            0.00%          0.83%
EQ/UBS Growth and Income Portfolio              --             1.16%           (0.11)%         1.05%
--------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -- Class 2 Shares
--------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                 --             0.72%            0.00%          0.72%
Franklin Rising Dividends Securities Fund     0.01%            0.86%           (0.01)%         0.85%
Franklin Zero Coupon Fund - 2010                --             0.91%            0.00%          0.91%
--------------------------------------------------------------------------------------------------------
Janus Aspen Series -- Service Shares
--------------------------------------------------------------------------------------------------------
Forty Portfolio(6)                            0.01%            0.95%              --           0.95%
International Growth Portfolio                  --             0.95%              --           0.95%
--------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust(SM) -- Initial Class Shares
--------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series                         --             0.85%           (0.03)%         0.82%
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -- Service Class Shares
--------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA           --             0.89%            0.00%          0.89%
--------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -- Administrative Class Shares
--------------------------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)(7)             --             0.90%              --           0.90%
StocksPLUS Growth and Income Portfolio(8)       --             0.50%              --           0.50%
--------------------------------------------------------------------------------------------------------


(1) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote 5 for any expense limitation agreement information.


(2) Portfolio shares are all subject to fees imposed under the distribution plans (the " Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the investment company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the policies.

(3) Other expenses shown are those incurred in 2007. The amounts shown as "Other expenses" will fluctuate from year to year depending on actual expenses. See footnote 5 for any expense limitation agreement.

(4) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "-" indicates that the listed portfolio does not invest in underlying portfolios.

(5) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each portfolio. The absence of an applicable expense limitation is indicated by a dash ("--"). That the expense limitation arrangement did not result in a fee waiver or reimbursement is indicated by "0.00%." AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this agreement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total annual expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than amounts specified in the agreements. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. PIMCO has contractually agreed, for the current fiscal year (12/31), to reduce net annual portfolio expenses for the Global Bond Portfolio and the StocksPLUS Growth and Income Portfolio, respectively, to the extent such expenses would exceed, due to the payment of Trustee's fees, 0.90% and 0.65% of their respective average daily net assets. Under each of the respective Expenses Limitation Agreements, which renews annually unless terminated by PIMCO upon 30 days' notice, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. In addition, certain investment managers have voluntarily agreed to reduce their management fee and/or reimburse the portfolio so that total annual operating expenses of a portfolio (exclusive of investment-related expenses such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. These investment managers reserve the right to terminate any such waivers and/or reimbursements at any time without notice. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier



                                                    Benefits and risks summary 8

      VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expense would be as shown in the table below:




---------------------------------------------------------------------
Portfolio Name
---------------------------------------------------------------------
Multimanager Small Cap Growth Portfolio                   1.35%
---------------------------------------------------------------------
EQ/AllianceBernstein Value Portfolio                      0.62%
---------------------------------------------------------------------
EQ/Lord Abbett Growth and Income Portfolio                0.73%
---------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value Portfolio                    0.79%
---------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth Portfolio                    0.79%
---------------------------------------------------------------------
EQ/BlackRock Basic Value Equity Portfolio                 0.92%
---------------------------------------------------------------------
EQ/GAMCO Small Company Value Portfolio                    1.10%
---------------------------------------------------------------------
EQ/Montag & Caldwell Growth Portfolio                     1.13%
---------------------------------------------------------------------
EQ/UBS Growth and Income Portfolio                        1.04%
---------------------------------------------------------------------



(6) Dividends or interest on short sales, which are paid to the lender of borrowed securities, are considered Other Expenses. Such expenses will vary depending on whether the secu rities the Portfolio sells short pay dividends or interest and the amount of such dividends or interest. Including such short sale dividends of 0.02%, Other Expenses total 0.05%.

(7) "Other Expenses" reflect an administrative fee of 0.50% and a servicing fee of 0.15%.

(8) "Other Expenses" reflect an administrative fee of 0.10% and a servicing fee of 0.15%.


We offer other variable life insurance policies which may also invest in the same (or many of the same) Fund Portfolios offered under the Policy. These policies may have different charges that could affect their subaccounts performing and they may offer different benefits.


9 Benefits and risks summary

2. Who is MONY Life Insurance Company?



--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY

We are MONY Life Insurance Company (the "Company"), a New York stock life insurance corporation organized in 1842. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. The Company is licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.


HOW TO REACH US


To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone/fax/ Internet transactions" for effective dates for processing telephone, Internet, and fax requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.




--------------------------------------------------------------------------------
BY MAIL:
--------------------------------------------------------------------------------
For policy owner inquiries, write our Operations Center:
MONY Life Insurance Company
Policyholder Services
100 Madison Street
Syracuse, New York 13202


--------------------------------------------------------------------------------
BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Our automated voice response system is normally available seven days a week, 24 hours a day at 1-800-487-6669. Customer service representatives are available weekdays from 9AM to 5PM, Eastern Time.



--------------------------------------------------------------------------------
BY INTERNET:
--------------------------------------------------------------------------------

You may register for online account access at www.AXA-Equitable.com. Our Website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

You can also change your allocation percentages, transfer among investment options, make a payment, request a loan, and/or change your address (1) by toll-free phone and assisted service, (2) over the Internet, through AXA-Equitable.com, or (3) by writing our Operations Center. For more information about the transaction requests you can make by phone, fax or Internet, see "Telephone/fax/Internet transactions" later in this prospectus.


                       ----------------------------------

MONY VARIABLE ACCOUNT L

We established MONY Variable Account L as a separate account under New York law on November 28, 1990. We divided the Variable Account into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds.


The assets in the Variable Account belong to us. Assets equal to the reserves and other liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. Realized or unrealized income gains or losses from assets allocated to the Variable Account and of each subaccount are credited to or charged against the Variable Account and that subaccount without regard to other income, gains or losses of the Company. We reserve the right to credit or charge a subaccount in a different manner if required, or appropriate, by reason of a change in law. We may from time to time transfer to our General Account, assets which exceed the reserves and other liabilities of the Variable Account. We may withdraw amounts from MONY Variable Account L that represent our investments in MONY Variable Account L or that represent fees and charges under the policies that we have earned.



CHANGES TO THE VARIABLE ACCOUNT

We may add new subaccounts that are not available under the Policy. We may substitute a portfolio for another portfolio of that Fund or of another Fund, if in our judgment, the portfolio no longer suits the purposes of the Policy due to a change in its investment objectives or restrictions. The new portfolio may have higher fees and charges than the one it replaced, and not all portfolios may be available to all


                                         Who is MONY Life Insurance Company?  10
classes of Policies. No substitution may take place without prior notice to you and prior approval of the SEC and insurance regulatory authorities, to the extent required by the Investment Company Act of 1940 (the "1940 Act") and applicable law.

We may also, where permitted by law:

o     combine the Variable Account with any of our other separate accounts;

o     deregister the Variable Account under the 1940 Act; and

o     operate the Variable Account as a management company under the 1940 Act.

We will notify you of any changes we make. No material change in the investment policy of the Variable Account will be made without prior concurrence of pertinent regulatory authorities. We will notify the owner of any proposed change in the investment policy of the Variable Account. If the Owner objects to the change, he or she may exchange or transfer the entire amount of Fund Value in the subaccounts to the Guaranteed Interest Account. Election of this exchange transfer will change the Policy to a policy that is not dependent upon the investment results of a separate account. For more information regarding the exchange transfer option, you should refer to your policy or contact your agent.


11  Who is MONY Life Insurance Company?

3. The Portfolios



--------------------------------------------------------------------------------

Although the investment objectives and policies of certain Funds or their portfolios are similar to the investment objectives and policies of other Funds or portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other Fund or portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, expenses, and other factors all contribute to differences in performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds or portfolios available through the policy may have names similar to Funds or portfolios not available through the policy. The performance of any Fund or portfolio not available through the policy is not indicative of performance of the similarly named Fund or portfolio available through the Policy.


The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Variety of investment options" under "Policy benefits" for more information about your role in managing your allocations.

The following table lists the portfolios that correspond to the subaccounts of MONY Variable Account L that are currently available to you under the policy, their objective, and the names of the portfolio investment adviser and sub-advisers, as applicable. Before you choose a subaccount to which to allocate your net premium payments and to transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. Please call your agent or our Operations Center to obtain Fund prospectuses. There is no assurance that any of the portfolios will meet objectives. We do not guarantee any minimum value for amounts allocated to MONY Variable Account L. You bear the investment risk of investing in the portfolios. Also, please note that AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers.



----------------------------------------------------------------------------------------
Portfolio Name                  Objective
----------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST--CLASS A  SHARES
----------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD         High total return through a combination of current
                                income and capital appreciation.
----------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST--CLASS B SHARES
----------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION       Seeks long-term capital appreciation.
----------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION     Seeks a high level of current income.
----------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS           Seeks current income and growth of capital, with a
 ALLOCATION                     greater emphasis on current income.
----------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION         Seeks long-term capital appreciation and current income.
----------------------------------------------------------------------------------------
AXA MODERATE-PLUS               Seeks long-term capital appreciation and current income,
 ALLOCATION                     with a greater emphasis on capital appreciation.
----------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP          Long-term growth of capital.
 GROWTH
----------------------------------------------------------------------------------------
EQ ADVISORS TRUST--CLASS 1A SHARES
----------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE      Seeks to achieve capital appreciation.
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                  Investment Manager (or Sub-Adviser(s), as
Portfolio Name                    applicable)
----------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST--CLASS
A SHARES
----------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD           o Pacific Investment Management Company
                                    LLC

                                  o Post Advisory Group, LLC
----------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST--CLASS
B SHARES
----------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION         o AXA Equitable
----------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION       o AXA Equitable
----------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS             o AXA Equitable
 ALLOCATION
----------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION           o AXA Equitable
----------------------------------------------------------------------------------------
AXA MODERATE-PLUS                 o AXA Equitable
 ALLOCATION
----------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP            o Eagle Asset Management, Inc.
 GROWTH
                                  o Wells Capital Management Inc.
----------------------------------------------------------------------------------------
EQ ADVISORS TRUST--CLASS 1A
SHARES
----------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE         o AllianceBernstein L.P.
----------------------------------------------------------------------------------------


                                                               The Portfolios 12

------------------------------------------------------------------------------------------
Portfolio Name                 Objective
------------------------------------------------------------------------------------------
EQ ADVISORS TRUST--CLASS 1A SHARES
------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            Seeks to achieve long-term growth of capital.
 RESEARCH
------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks to achieve long-term growth of capital.
------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES       Seeks to maximize income and capital appreciation
                               through investment in the highest credit quality debt
                               obligations.
------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent with mod-
                               erate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation
                               through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Seeks to achieve capital appreciation and growth of
 INCOME                        income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Seeks to achieve capital appreciation.
------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the
                               deduction of Portfolio expenses) the total return of the
                               Russell 2000 Index.
------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP          Seeks to achieve capital growth.
 GROWTH
------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE      Seeks to provide above average current income and long-
                               term capital appreciation.
------------------------------------------------------------------------------------------
EQ ADVISORS TRUST--CLASS 1B SHARES
------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION           Seeks long-term capital appreciation and current income.
------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Seeks to achieve capital appreciation and secondarily,
 EQUITY                        income.
------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks to achieve a combination of growth and income to
 INCOME                        achieve an above-average and consistent total return.
------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.
 VALUE
------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.
 GROWTH
------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks to achieve maximum real return consistent with
                               preservation of real capital and prudent investment man-
                               agement
------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks to achieve current income with reduced volatility of principal.
------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       Seeks to achieve total return through capital appreciation with income as a secondary consideration.
------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -- CLASS 2 SHARES
------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES     Seeks to maximize income while maintaining prospects
 FUND                          for capital appreciation.
------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------
                                Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                 applicable)
------------------------------------------------------------------------------------------
EQ ADVISORS TRUST--CLASS 1A SHARES
------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN             o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------
EQ/FI MID CAP                   o Fidelity Management & Research Company
------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES        o BlackRock Financial Management, Inc.
------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND           o JPMorgan Investment Management Inc.
------------------------------------------------------------------------------------------
EQ/LONG TERM BOND               o BlackRock Financial Management, Inc.
------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND       o Lord, Abbett & Co. LLC
 INCOME
------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE    o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------
EQ/MONEY MARKET                 o The Dreyfus Corporation
------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
                                o AllianceBernstein L.P.
------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP           o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE       o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------
EQ ADVISORS TRUST--CLASS 1B
SHARES
------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION            o AXA Equitable
------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE        o BlackRock Investment Management, LLC
 EQUITY
------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       o Boston Advisors, LLC
 INCOME
------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY          o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN            o Pacific Investment Management Company,
                                  LLC
------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND          o BlackRock Financial Management, Inc.
------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME        o UBS Global Asset Management
                                  (Americas) Inc.
------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -- CLASS 2 SHARES
------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES      o Franklin Advisers, Inc.
 FUND
------------------------------------------------------------------------------------------


13 The Portfolios

------------------------------------------------------------------------------------------
Portfolio Name                Objective
------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -- CLASS 2 SHARES
------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS     Seeks long-term capital appreciation, with preservation of
 SECURITIES FUND              capital as an important consideration.
------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON          Seeks as high an investment return as is
 FUND-2010                    consistent with capital preservation.
------------------------------------------------------------------------------------------
JANUS ASPEN SERIES -- SERVICE SHARES
------------------------------------------------------------------------------------------
FORTY PORTFOLIO               Seeks long-term growth of capital.
------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH          Seeks long-term growth of capital.
 PORTFOLIO
------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM) -- INITIAL CLASS SHARES
------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES       Seeks total return.
------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS -- SERVICE CLASS SHARES
------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL            Seeks long-term capital appreciation by investing a sub-
 SECURITIES FUND/VA           stantial portion of its assets in securities of foreign
                              issuers, "growth-type" companies, cyclical industries and
                              special situations that are considered to have apprecia-
                              tion possibilities.
------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS SHARES
------------------------------------------------------------------------------------------
PIMCO GLOBAL BOND PORTFOLIO   Seeks to maximize total return, consistent with preserva-
 (UNHEDGED)                   tion of capital and prudent investment management.
------------------------------------------------------------------------------------------
PIMCO STOCKSPLUS GROWTH       An enhanced S&P 500 index strategy that seeks total
 AND INCOME PORTFOLIO         return, which exceeds the return of the S&P 500 Index.
------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------
                              Investment Manager (or Sub-Adviser(s), as
 Portfolio Name               applicable)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2 SHARES
------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS     o Franklin Advisory Services, LLC
 SECURITIES FUND
------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON          o Franklin Advisers, Inc.
 FUND-2010
------------------------------------------------------------------------------------------
JANUS ASPEN SERIES -- SERVICE SHARES
------------------------------------------------------------------------------------------
FORTY PORTFOLIO               o Janus Capital Management LLC
------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH          o Janus Capital Management LLC
 PORTFOLIO
------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUST(SM) -- INITIAL CLASS SHARES
------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES       o Massachusetts Financial Services Company
------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT
------------------------------------------------------------------------------------------
FUNDS -- SERVICE CLASS SHARES
------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL            o OppenheimerFunds, Inc.
 SECURITIES FUND/VA
------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
SHARES
------------------------------------------------------------------------------------------
PIMCO GLOBAL BOND PORTFOLIO   o Pacific Investment Company LLC
 (UNHEDGED)
------------------------------------------------------------------------------------------
PIMCO STOCKSPLUS GROWTH       o Pacific Investment Company LLC
 AND INCOME PORTFOLIO
------------------------------------------------------------------------------------------


You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-487-6669.


                                                               The Portfolios 14

YOUR RIGHT TO VOTE PORTFOLIO SHARES

As required by law, we will vote portfolio shares held in the Variable Account at any regular and special meetings of the shareholders of the Funds. We will exercise these voting rights based on the instructions received from Owners having the voting interest in corresponding subaccounts of the Variable Account. We may elect to vote the shares of the Funds in our own right if the 1940 Act or any regulations thereunder is amended, and as a result, we determine that it is permitted to vote the shares of the Funds in our right.

We will determine the number of votes which you have the right to cast by dividing your Fund Value in a subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of Owner votes will be determined as of the date we set. However, such date will not be more than 90 days before the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the SEC, we reserve the right to determine the voting rights in a different fashion. You may cast your voting instructions in person or by proxy.

We will vote portfolio shares for which we received no timely instructions in proportion to the voting instructions which are received for all Policies participating in that subaccount. One result of proportional voting is that a small number of policy owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


DISREGARD OF VOTING INSTRUCTIONS

We may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, we may disregard voting instructions of changes initiated by Owners or the investment adviser (or portfolio manager) of a portfolio. Our disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on us. If we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Owners.


15  The Portfolios

4. The Guaranteed Interest Account



--------------------------------------------------------------------------------

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guaranteed Interest Account or our General Account under the Securities Act of 1933 or under the 1940 Act. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, please see your Policy.

You may allocate all or a portion of your net premiums and transfer Fund Value to our Guaranteed Interest Account. Amounts allocated to the Guaranteed Interest Account become part of the General Account, which supports insurance and annuity obligations. The amounts allocated to the General Account are subject to the liabilities arising from the businesses we conduct. Subject to applicable law, we have sole discretion over the investment of the assets of the General Account.

We guarantee that we will credit the Fund Value in the Guaranteed Interest Account with a minimum interest rate of 0.0107% compounded daily, for a minimum effective annual rate of 4%. We may, in our sole discretion, declare current interest in excess of the 4% effective annual rate. We may declare excess interest based on such factors including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. We cannot predict or guarantee future excess interest rates.

Before the beginning of each calendar month, we will declare an interest rate. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. To obtain the rate, please contact your agent. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest may be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate may be declared for a new 12-month period. At the end of the renewal period, all monies will earn an interest rate which is declared monthly and applies for a one-month period. Any rate we declare in excess of the minimum interest rate may be changed or discontinued by us at anytime after it is declared, but such change or discontinuance will only affect the crediting of interest that accrues after the change or discontinuance.

We bear the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.


                                              The Guaranteed Interest Account 16

5. The Policy



--------------------------------------------------------------------------------

We designed the Policy to meet the needs of individuals as well as for corporations who provide coverage and benefits for key employees.


APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and then have your agent submit it to us at our Operations Center. After you have done this, it can sometimes take several weeks for us to gather and evaluate the information we need to decide whether to issue a Policy to you and if so, what the Insured's risk class should be. After we approve an application for a Policy and assign the appropriate risk class, we will prepare the Policy for delivery.

You must pay an initial premium of a sufficient amount before or at the time we deliver your Policy. (If you submit your initial premium with your application, we will place your premium in our General Account where it will earn interest at an effective annual rate of at least 4%). See "Premiums." Coverage generally becomes effective on the Policy Date. We will not pay a Death Benefit before the Policy Date unless temporary insurance coverage, as discussed below, was in effect.

We will issue a Policy covering an Insured who is up to and including age 85, providing we receive evidence of insurability that satisfies us. If a qualified plan will own the Policy, the Insured cannot be less than 18 years old or more than 70 years old. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may reject an application for any lawful reason.


TEMPORARY INSURANCE COVERAGE

You may apply for temporary insurance coverage. To be eligible for such coverage, you must complete, sign and deliver the application (including Part 2, if required) to us, submit at least the Minimum Monthly Payment along with your application, and satisfactorily answer several health questions. Provided all these conditions are met and the statements and answers made in all parts of the application are true and complete when the premium is paid, then coverage shall take effect on the later of the date the Minimum Monthly Premium is paid or, if
Part 2 is required, on the date that Part 2 is completed. However, if you should die as a result of an accidental bodily injury, directly and independently of all other causes, before a required Part 2 is completed, but after all the other above conditions have been met, then the temporary insurance will be deemed to have been in effect. Temporary insurance coverage will end on the earliest of:

o the policy release date (i.e., the date we authorize the Policy to be delivered to you), if the Policy is issued as applied for; or

o the 30th day after the policy release date or the date the Policy takes effect, if the Policy is issued other than as applied for or if sooner, when that Policy is either accepted or refused; or

o the 5th day after we mail a notice declining the application and enclosing a refund on any premium paid; or

o     the 90th day after the date of Part 1 of the application.

We will pay a Death Benefit if the Insured dies during the period of temporary coverage. This Death Benefit will be:

1. the insurance coverage applied for (including any optional riders) up to $1,000,000 less

2. the deductions from premium and the monthly deduction due prior to the date of death.

We hold the premiums paid for temporary insurance coverage in our General Account until the policy release date. If we issue the Policy, we will apply these amounts to your Policy. Please contact your agent and see the Statement of Additional Information for more information about temporary insurance coverage rates based on a younger insurance age.


BACKDATING

We will not backdate a Policy for more than six months (a shorter period is required in certain states) before the date of your application. For a backdated Policy, Monthly Deductions will begin on the backdated Policy Date. You therefore will incur charges before you otherwise would have if you had not backdated your Policy, and your initial premium payment must be in an amount sufficient to cover the extra Monthly Deduction charges for the backdating period.


OWNER

You have all of the rights and benefits under the Policy while the Insured is living. These rights include the right to change the Beneficiary, to assign the Policy, to transfer Fund Value, or make full or partial surrenders. Assigning the Policy, and full and partial surrenders may have tax consequences.


CANCELING THE POLICY

You may cancel a Policy during the "Right to Return Policy" period by returning it to us at our Operations Center, or to the agent who sold it, and receive a refund of the full amount of the premium paid. The Right to Return Policy period runs for 10 days after you receive the Policy.


17  The Policy

6. Premiums



--------------------------------------------------------------------------------

GENERAL

We will usually credit your initial premium payment to the Policy on the later of the date we approve your Policy or the date we receive your payment. We will credit any subsequent premium to the Policy on the Business Day we receive it at our Operations Center. If you submit your premium payment to your agent, we will not begin processing the premium payment until we have received it from your agent's selling firm.

If you have selected the Guideline Premium/Cash Value Corridor Test, the total premiums you pay, less partial surrenders, may not exceed guideline premium limitations for the insurance set forth in the Internal Revenue Code of 1986, as amended (the "Code"). We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. Further, we reserve the right to reject all or a portion of any premium payment if part (b) (Fund Value on the date of the Insured's death multiplied by a death benefit percentage) under either Death Benefit Option 1 or Death Benefit Option 2 is in effect.

We will promptly refund any rejected premium. We will tell you before we process a transaction, whether once we process the transaction, your Policy is in jeopardy of becoming a modified endowment contract under the Code.


INITIAL PREMIUM

You must pay an amount equal to at least the Minimum Monthly Premium to put the Policy in effect. However, if you want to pay premiums less often than monthly, the premium required to put the Policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments.

We base your Minimum Monthly Premium on a number of factors. These factors include:

1.    your Specified Amount;

2.    any riders you added to the Policy; and

3. the Insured's age, smoking status, gender (unless unisex rates apply), and risk class.

We show the Minimum Monthly Premium in your Policy. After you pay this initial premium, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.



TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one life insurance policy for another on the life of the same insured in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and there will be a new Surrender Charge for this Policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).


SCHEDULED PREMIUMS

Your initial Minimum Monthly Premium is the only premium payment you must make under the Policy. However, you greatly increase your risk of Policy termination if you do not regularly pay premiums at least as large as the Minimum Monthly Premium. Paying your Minimum Monthly Premiums will not necessarily keep your Policy in force. Additional premiums may be necessary to keep the Policy in force.

You may make your premium payments according to the schedule you established when you applied for the Policy. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time, and equals, at least, the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. We will send you a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option.

You should consider changing the amount of your scheduled premium payments if:

o     you change your Specified Amount;

o     you change your Death Benefit option;

o     you change or add a rider;

o you take a partial surrender when you have elected Death Benefit Option 1 (see "Death Benefit"); or

o     you select subaccounts that experience adverse investment performance.

You can change the amount and interval of payment of scheduled premiums at any time by writing us at our Operations Center. However, the new payment interval must satisfy our rules in use at the time of the change.

We will issue an endorsement to your Policy after an increase in Specified Amount that will provide you with the increased Minimum Monthly Premium amount.



ELECTRONIC PAYMENTS

You may have your bank automatically pay your premiums to us. If you authorize us, we will withdraw premiums from your bank account each month by electronic funds transfer. Based on your Policy Date, we may


                                                                    Premiums  18
require that up to two Minimum Monthly Premiums be paid in cash before premiums may be paid by electronic funds transfer to the Company.


UNSCHEDULED PREMIUMS

In general, you may make premium payments at any time and in any amount. However, we may reject or limit any unscheduled premium payment that would result in an immediate increase in the Death Benefit payable, unless you provide us with satisfactory evidence of insurability at the time of payment. If satisfactory evidence of insurability is not received, we may return the payment in whole or in part. In addition, we will reject all or a part of a premium payment and return it to you if the premium would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.


REPAYMENT OF OUTSTANDING DEBT

We will treat payments you send to us as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to your Fund Value as a premium payment. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.


ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your net premium payments we are to allocate to the subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, no allocation may be for less than 5% of a net premium, and allocation percentages must total 100%. You may change your allocations at any time by writing or calling our Operations Center. The change will apply to your net premium payments on the Business Day we receive your instructions.

We will allocate your initial premium payment to our General Account until the end of the "Right to Return Policy" period. At the end of that period, we will transfer your Net Premium to the subaccounts and/or Guaranteed Interest Account you designated. After the "Right to Return Policy" period, we will allocate your net premiums to the subaccounts and/or Guaranteed Account on the Business Day that we receive the premium payment.


You may also elect to change allocation instructions for future premiums via the Internet by completing a transaction authorization form online at www.AXA-Equitable.com. See "Payments and telephone/fax/ Internet transactions".


If you make an unscheduled premium payment, you may specify an allocation choice that differs from your allocation choice for your scheduled premium payments. This choice will not change your allocation choice for future scheduled premiums. Your allocation must be whole numbers only, each allocation must be for at least 5% of the unscheduled net premium, and the total must be 100% of the unscheduled net premium.


19  Premiums

7. How your Fund Value varies



--------------------------------------------------------------------------------

FUND VALUE

Fund Value is the entire amount we hold under your Policy for you. Fund Value serves as the starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each subaccount, the amount held in the Guaranteed Interest Account, and the amount held in the Loan Account. We determine Fund Value first on your Policy Date, and after that, on each Business Day. Your Fund Value will vary to reflect the performance of the subaccounts to which you have allocated amounts and interest we credit on amounts in the Guaranteed Interest Account, and will also vary to reflect Outstanding Debt, charges for the Monthly Deduction, mortality and expense risk charges, partial surrenders, and loan repayments. Your Fund Value may be more or less than the premiums you paid.


CASH VALUE

Your Cash Value on any Business Day is the Fund Value reduced by any surrender charge and any Outstanding Debt.


SUBACCOUNT VALUES

On any Business Day, the value of a subaccount equals the number of Units we credit to the Policy multiplied by the Unit value for that Day. We make the calculation before the purchase or redemption of Units on that Day.

Every time you allocate or transfer money to or from a subaccount, we convert that dollar amount into Units. When you make allocations to a subaccount, either by premium allocation, transfer of Fund Value, transfer of loan interest from the General Account, or repayment of a loan, we credit your Policy with Units in a subaccount. When we assess the Monthly Deduction, and when you take a loan, a partial surrender, or transfer from a subaccount, we decrease the number of Units you hold in a subaccount.


SUBACCOUNT UNIT VALUE

The unit value of each subaccount on its first Business Day was set at $10.00. To determine the unit value of a subaccount on any later Business Day, the Company takes the prior Business Day's Unit Value and multiplies it by the Net Investment Factor for the current Business Day. The New Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment factor for each subaccount equals:

(1) the net asset value per share of each portfolio held in the subaccount at the end of the current Business Day, plus the share amount of any dividend or capital gains distributed by the portfolio held in the subaccount on the current Business Day, divided by

(2) the net asset value per share of each portfolio held in the subaccount at the end of the prior Business Day, minus

(3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY Variable Account L. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.


GUARANTEED INTEREST ACCOUNT VALUE

On any Business Day, Fund Value in the Guaranteed Interest Account is:

o the accumulated value with interest on the net premiums allocated and amounts transferred to, the Guaranteed Interest Account before that Day; minus

o withdrawals from the Guaranteed Interest Account before that Day for any partial surrender and its fee, any amounts transferred from the Guaranteed Interest Account and the transfer charge, if any, and any Monthly Deductions.


                                                  How your Fund Value varies  20

8. Transfers



--------------------------------------------------------------------------------


After the Right to Return Policy period has ended, you may transfer all or a portion of your Fund Value between and among the subaccounts of the Variable Account and the Guaranteed Interest Account subject to certain conditions. Transfers from a subaccount will take effect at the end of the Business Day we receive your request at our Operations Center. Transfers from the Guaranteed Interest Account will take effect on the policy anniversary, or if later, on the Business Day that falls on, or next follows, the date we receive your request at our Operations Center. You may also elect to transfer Fund Value via the Internet by completing a transaction authorization form online at www.AXA-Equitable.com. See "Payments and telephone/fax/Internet transactions". We may postpone transfers to, from, or among the subaccounts under certain circumstances. See "Payments and telephone/ fax/Internet transactions."


We restrict transfers from the Guaranteed Interest Account. You may only transfer Fund Value from the Guaranteed Interest Account once each Policy Year. We must receive your request to transfer Fund Value from the Guaranteed Interest Account within 10 days before or 30 days after a policy anniversary.

When thinking about a transfer of Fund Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. We consider a request for a transfer to be one transaction. We may charge for transfers. See "Charges and Deductions."


Please see "Variety of investment options" under "Policy benefits" in "Benefits and risks summary" for more information about your role in managing your allocations.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.


We offer subaccounts with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered into participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.



21  Transfers

When a policy owner is identified as having engaged in a potentially disruptive transfer under the policy for the first time, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.


Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


                                                                   Transfers  22

9. Death Benefits



--------------------------------------------------------------------------------


As long as your Policy is in effect and before the maturity date, we will pay the Death Benefit proceeds upon receipt at our Operations Center of satisfactory proof of the Insured's death. We may postpone payment of the death benefit under certain conditions. See "Payments and telephone/fax/Internet transactions." We will pay the proceeds to the Beneficiary.



AMOUNT OF DEATH BENEFIT PROCEEDS PAYABLE

The amount of Death Benefit proceeds payable equals:

1.    the Policy's Death Benefit; plus

2.    any insurance proceeds provided by rider; less

3. any Outstanding Debt, and if the death of the Insured occurs dur ing any period for which a Monthly Deduction has not been made, any Monthly Deduction that may apply to that period, including the deduction for the month of death.

Under certain circumstances, we may further adjust the amount of the Death Benefit proceeds payable. See "Incontestability," and "Misstatement of age or sex," and "Suicide exclusion."


DEATH BENEFIT OPTIONS

When you apply for the Policy, you have to make three choices about your Death Benefit. First, you must select the death benefit compliance test; second you must tell us how much life insurance you want on the Insured; and finally, you must select a Death Benefit option.

The Policy must satisfy alternative death benefit compliance tests to qualify as life insurance under section 7702 of the Code: the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test. Each test effectively requires that the Policy's Death Benefit, plus any outstanding loans and accrued interest thereon, and any unpaid Monthly Deductions, always be equal to or greater than the Fund Value multiplied by a certain death benefit percentage. Under the Cash Value Accumulation test, the death benefit percentages vary by Insured's attained age, gender and smoking status and in general, will not limit the amount you can pay into the Policy; under the Guideline Premium/Cash Value Corridor Test, the death benefit percentages vary by the Insured's attained age, and will limit the amount you pay into the Policy. Your minimum Death Benefit will generally be larger should you select the Cash Value Accumulation Test, while your Fund Value will generally be greater in the long term under the Guideline Premium/Cash Value Corridor Test because your amount at risk will be lower which may result in lower cost of insurance charges in later Policy Years. In most situations, the Death Benefit that results from the Cash Value Accumulation Test will be more than the Death Benefit that results from the Guideline Premium/Cash Value Corridor Test. However, under the Guideline Premium/Cash Value Corridor Test, the premiums you pay into the Policy will be limited. Under the Cash Value Accumulation test, there is no limit to the amount that may be paid in premiums as long as there is enough Death Benefit in relation to Fund Value at all times. Once you choose the test, you cannot change it.

You also must tell us how much life insurance coverage you want on the life of the Insured. We call this the Specified Amount. The minimum Specified Amount is $50,000.

Finally, you tell us whether you want Death Benefit Option 1 or Death Benefit Option 2. If you prefer to have premium payments and any favorable investment performance reflected partly in the form of an increasing Death Benefit, you should consider choosing Death Benefit Option 2. If you are satisfied with the amount of the insured's existing insurance coverage and prefer to have premium payments and any favorable investment performance reflected to the maximum extent in Fund Value (thus reducing the cost of insurance charges), you should consider choosing Death Benefit Option 1. Subject to certain restrictions, you may change your Death Benefit Option (see below).


Under Death Benefit Option 1, your Death Benefit will be the greater of:

a.    the Specified Amount in effect on the date of the Insured's death; or

b. Fund Value on the date of the Insured's death multiplied by a death benefit percentage.


Under Death Benefit Option 2, your Death Benefit will be the greater of:

a. the Specified Amount in effect on the date of the Insured's death, plus Fund Value on the date of the Insured's Death; or

b. Fund Value on the date of the Insured's death multiplied by a death benefit percentage.

The death benefit percentage will vary by the death benefit compliance test you selected. A table showing the death benefit percentages is in your Policy.


EXAMPLES OF OPTIONS 1 AND 2

The following examples demonstrate how we calculate the Death Benefit under Options 1 and 2. The examples show two Policies with the same Specified Amount, but Fund Values that vary as shown. We assume that the Insured is age 65 at the time of death and that there is no Outstanding Debt. We also assume that the date of death was on a Monthly Anniversary Day. Policy 1 shows what your Death Benefit would be for a Policy with low Fund Value. Policy 2 shows what your Death Benefit would be for a Policy with a higher Fund Value.


--------------------------------------------------------------------------------
                                  Policy 1         Policy 2
--------------------------------------------------------------------------------
Specified Amount                  $100,000         $100,000
Fund Value on Date of Death       $ 35,000         $ 85,000
Death Benefit Percentage              120%             120%
Death Benefit under Option 1      $100,000         $102,000
Death Benefit under Option 2      $135,000         $185,000
--------------------------------------------------------------------------------



23  Death Benefits

CHANGES IN DEATH BENEFIT OPTIONS

You may change the Death Benefit option under your Policy by writing us at our Operations Center. If you change from Death Benefit Option 1 to Death Benefit Option 2, you must provide us with satisfactory evidence of insurability. We do not require evidence of insurability if you change from Death Benefit Option 2 to Death Benefit Option 1. The effective date of a change will be the Monthly Anniversary Day on or next after we accept the change.

If you change from Death Benefit Option 1 to Death Benefit Option 2, we will reduce your Policy's Specified Amount by the amount of the Policy's Fund Value at the date of the change. We will not permit you to change from Death Benefit Option 1 to Death Benefit Option 2 if the change would result in a new Specified Amount of less than $50,000.

If you change from Death Benefit Option 2 to Death Benefit Option 1, we will increase the Specified Amount of your Policy by the amount of the Policy's Fund Value at the date of the change. The change to Death Benefit Option 1 will generally reduce the Death Benefit payable in the future.

We will automatically change your Death Benefit option to Death Benefit Option 2 if the Insured becomes disabled and the Waiver of Monthly Deduction Benefit rider is in effect. Additional information about the riders available under the Policy is available from your agent.

A change in the Death Benefit option may affect the monthly cost of insurance charge since this charge varies with the amount at risk. Generally, the amount at risk is the amount by which the Death Benefit exceeds Fund Value. See "Deductions from Fund Value -- the Monthly Deduction." If the Policy's Death Benefit is not based on the death benefit percentage under Death Benefit Option 1 or Death Benefit Option 2, changing from Option 2 to Option 1 will generally decrease the amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Death Benefit Option 1 to Death Benefit Option 2 will generally result in an amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time because the cost of insurance rates increase with the Insured's age. Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before changing the Death Benefit Option.


CHANGING THE SPECIFIED AMOUNT

You may change the Specified Amount under your Policy subject to the conditions described below.

Increasing the Specified Amount will generally increase your Policy's Death Benefit. Decreasing the Specified Amount will generally decrease your Policy's Death Benefit. The amount of change in the Death Benefit depends on (1) the Death Benefit option chosen, and (2) whether the Death Benefit under the Policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of Policy values. For example, an increase in Specified Amount may increase the amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the amount at risk, which may decrease your cost of insurance over time.

We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the Specified Amount may have other tax consequences. You should consult a tax adviser before changing the Specified Amount.


INCREASES

o You may increase the Specified Amount by submitting a written application and evidence of insurability to us at our Operations Center. The increase will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

o     You can only increase the Specified Amount until the Insured's age 85.

o     Your cost of insurance charges will increase.

o The increase will create a new "coverage segment." There will be a surrender charge associated with this coverage segment. We will allocate Fund Value after the increase first to the original coverage segment, and then to each coverage segment in order of the increases.

o Your Minimum Monthly Premium will increase, and we will make this adjustment prospectively to reflect the increase.

o If the Specified Amount is increased when a premium payment is received, we will process the increase before we process the premium payment.


o You cannot increase the Specified Amount if monthly deductions are being waived under the Waiver of Monthly Deduction rider.



DECREASES

o You may decrease the Specified Amount (or the amount of term insurance added by rider) by submitting a written application to us at our Operations Center. The decrease will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

o     You may not decrease the Specified Amount below $50,000.

o We will apply any decrease in your Specified Amount (whether requested by you or resulting from a partial surrender or a Death Benefit option change):

      1. to reduce the coverage segments of Specified Amount associated with the most recent increases in Specified Amount; then

      2.    to the next most recent increases successively; and last

      3.    to the original Specified Amount.

o Your Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount.

o If the Specified Amount is decreased when a premium payment is received, we will process the decrease before we process the premium payment.

o     Rider coverages may be affected by a decrease in Specified Amount.

o We will reject a decrease in Specified Amount, if, to effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your Policy.

If a requested change is not approved, we will send you a written notice of our decision.


                                                              Death Benefits  24

10. Other optional insurance benefits



--------------------------------------------------------------------------------

Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your Policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your Policy. You can cancel these benefits at any time.

The Company or your financial professional can provide you with more information about these optional insurance benefits. Some of these benefits may be selected only when you apply for your Policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your Policy's status as a modified endowment contract. We can add or modify the riders we are making available at any time before they become an effective part of your policy.

See "Tax considerations" for certain possible tax consequences and limitations of adding or deleting optional insurance benefits.

The following riders are available under the Policy:


ENHANCED MATURITY EXTENSION RIDER

This rider provides the option to extend coverage beyond the original maturity date of the Policy until the date death proceeds become payable such that the death benefit at maturity is determined in the same manner as it was prior to the original maturity date. Death proceeds payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value. There is a monthly cost for this rider which is deducted monthly from the Fund Value.


This rider must be elected at least 30 days but no more than 90 days before the original maturity date. If you elect this rider, the Policy provisions relating to maturity extension will not be effective. If you elect to end this rider, we will automatically provide coverage under the Policy provisions relating to maturity extension. Adding this rider to a policy and continuing the policy beyond the policy's maturity date may have tax consequences. (See "Tax considerations")


TERM LIFE TERM RIDER

This rider provides additional death benefits on the life of the Insured until the Insured reaches age 80. You may convert the rider coverage without evidence of insurability to any level face amount permanent policy of insurance offered by the Company or any other plan we choose to offer. The conversion must occur before the Insured's age 65 or 5 years from the issue of the rider, whichever is later. (This rider is no longer available for new elections.)


SPOUSE'S YEARLY RENEWABLE TERM RIDER

This rider provides for term insurance benefits on the life of the Insured's spouse, to the spouse's age 80. (This rider is no longer available for new elections.)

PURCHASE OPTION RIDER

This rider provides the option to purchase additional coverage as specified in the rider at specific ages or after specific events without providing additional evidence that the Insured remains insurable.


WAIVER OF MONTHLY DEDUCTION RIDER

This rider provides for the waiver of certain charges while the Insured has a covered total disability for 6 months without interruption and the Policy is in effect. While the Insured is disabled, no deductions are made for (1) monthly administrative charges, (2) Monthly Expense Charges, (3) cost of insurance charges, and (4) rider charges.


CHILDREN'S TERM LIFE INSURANCE RIDER

This rider provides term insurance coverage on the lives of the dependent children of the Insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday. (This rider is no longer available for new elections.)


Contact our Operations Center or your agent for limitations and additional information about the riders.



25  Other optional insurance benefits

11. Benefits at maturity



--------------------------------------------------------------------------------

The maturity date for this Policy unless you elect to extend it under the Policy provisions or by electing the Enhanced Maturity Extension Rider is the policy anniversary following the Insured's 100th birthday. If the Insured is living on the maturity date, we will pay to you, as an endowment benefit, the Cash Value of the Policy. See "Tax considerations" for the tax treatment of an endowment benefit. We will not accept premiums, nor will we take Monthly Deductions, after the maturity date. Payment of the benefit may be deferred until the date of the Insured's death under the Policy provisions or the Enhanced Maturity Extension Rider. Under the policy provisions, the death proceeds payable upon the Insured's death equal the Cash Value of the Policy at the original maturity date multiplied by a death benefit percentage of 101%. Under the Enhanced Maturity Extension Rider, the death benefit payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value.

If you elect the Enhanced Maturity Extension Rider, Policy provisions relating to maturity extension will not be effective. If you elect to end the rider, we will automatically provide coverage under the Policy provisions relating to maturity extension. Please see the Enhanced Maturity Extension Rider or your agent for more information.


                                                        Benefits at maturity  26

12. Accessing your money



--------------------------------------------------------------------------------

SURRENDERS

You may cancel and surrender your Policy at any time before the Insured dies by sending a written request together with the Policy to our Operations Center. Your Policy will terminate at end of the Business Day we receive your request.

The amount you will receive will be your Policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt. However, if you surrender your Policy within 30 days of a policy anniversary, we will calculate your Cash Value in the Guaranteed Interest Account as follows. On the Business Day we determine your Cash Value, your Cash Value in the Guaranteed Interest Account will not be less than the Cash Value in the Guaranteed Interest Account as of that policy anniversary, less adjustments for partial surrenders (including fees), transfers (including transfer fees) and policy loans taken since that policy anniversary. Unless you select an optional payment plan, we will pay any proceeds in a lump sum.

A surrender may have adverse tax consequences. See "Tax considerations."


PARTIAL SURRENDERS

Until the maturity date, you may make a partial surrender at any time from your Policy by writing us at our Operations Center. We will process your partial surrender request at the end of the Business Day we receive your request.

Your partial surrender must be for at least $500 (plus its fee). We will not allow a partial surrender if your Fund Value after the partial surrender (including the partial surrender fee) would be less than $500 or would result in a Specified Amount in force of less than $50,000. If you have taken a loan on your Policy, the amount of the partial surrender is limited so that the loan amount, after the partial surrender, is not greater than 90% of Cash Value, less any accrued loan interest due on the next Policy anniversary.

You must allocate an amount or percent of your Fund Value in the subaccounts and the Guaranteed Interest Account from which we are to take your partial surrender. Allocations by percentages must be in whole percentages and the minimum percentage is 10% against any subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the Insured dies after the request for a partial surrender is sent to us and before it is effected, the amount of the partial surrender will be deducted from the Death Benefit proceeds. We will determine the Death Benefit proceeds taking into account the amount surrendered.


EFFECT OF PARTIAL SURRENDERS ON FUND VALUE AND DEATH BENEFIT PROCEEDS

When you make a partial surrender and you selected Death Benefit Option 1, we decrease the Specified Amount of your Policy by the amount of the partial surrender (excluding its fee). If you selected Death Benefit Option 2, a partial surrender will not change the Specified Amount of your Policy. However, if the Death Benefit is not equal to the Fund Value times a death benefit percentage, we will reduce the Death Benefit by the amount of the partial surrender (including its fee). Under either Death Benefit Option, if the Death Benefit is based on the Fund Value times the applicable death benefit percentage, the Death Benefit may decrease by an amount greater than the partial surrender.

There is a fee of $10 for each partial surrender. Partial surrenders may have adverse tax consequences. See "Tax considerations."


LOANS

You may borrow up to 90% of your Cash Value, less any accrued loan interest due on the next Policy anniversary, at any time by writing us at our Operations Center. (If you request a loan on a Monthly Anniversary Day, the maximum loan is reduced by the Monthly Deduction due on that day.) Your Policy is the only security for the loan. A loan may have tax consequences. You should consult your tax adviser before borrowing from your Policy.

To secure a loan, we transfer an amount equal to the loan proceeds from Fund Value in the Variable Account and the Guaranteed Interest Account to our Loan Account. You tell us from where we are to transfer this Fund Value. You can specify loan allocations by amount or percentages. Allocations by percentage must be in whole percentages and the minimum percentage is 5% against any subaccount or the Guaranteed Interest Account. If you do not specify an allocation, or if we cannot process your loan allocations because they do not comply with our rules or there is not enough Fund Value in a subaccount and/or the Guaranteed Interest Account to comply with your request, we will reject your request for a loan. We pay interest monthly on amounts allocated to our Loan Account at an annual rate not less than 4.0%. We may pay excess interest in our sole discretion. We will allocate amounts in the Loan Account that exceed your Outstanding Debt to the Variable Account and/or Guaranteed Interest Account as we determine.


We normally pay the amount of the loan within seven calendar days after we receive a proper request for a loan at our Operations Center. We may postpone payment of loan under certain conditions. See "Payments and telephone/fax/Internet transactions."


We charge interest on a loan. Loan interest is payable in arrears on each policy anniversary, and varies by the number of years since we issued your Policy. The interest you must pay on the loan is as follows:


--------------------------------------------------------------------------------
                               Interest Due
Policy Year                (at an annual rate)
--------------------------------------------------------------------------------
1 through 20                      5.00%
21 and after                      4.25%
--------------------------------------------------------------------------------


27  Accessing your money

If you do not pay the interest when due, it will become part of the loan and accrue interest accordingly. To secure this "new" loan, we will deduct amounts from the Fund Value of each subaccount and/or the Guaranteed Interest Account in the same proportion that each bears to total Fund Value on the policy anniversary.

You may repay all or part of the Outstanding Debt (i.e., your loan amount plus interest on the loan) at any time by sending the repayment to our Operations Center. We will credit repayments on the Business Day that we receive them. You must clearly mark a repayment as a loan repayment or it will be credited as a premium.

If a loan repayment is made which exceeds the Outstanding Debt, we will consider the excess to be part of a scheduled premium payment, and the payment will be subject to the rules on acceptance of premium payments.

Upon each loan repayment, we will transfer an amount equal to the loan repayment from the Loan Account to the Variable Account and/or Guaranteed Interest Account according to your current premium allocation instructions.

We deduct any Outstanding Debt from your Cash Value and the Death Benefit proceeds payable on the Insured's death. We also deduct such amount from any Fund Value proceeds payable at maturity.


EFFECTS OF POLICY LOANS

A loan affects the Policy because we reduce Death Benefit proceeds and Cash Value under the Policy by the amount of Outstanding Debt. Repaying the loan causes the Death Benefit proceeds and Fund Value to increase by the amount of the repayment. As long as there is Outstanding Debt, we will hold an amount in the Loan Account equal to the loan amount as collateral. This amount is not affected by the Variable Account's investment performance or interest we credit on amounts allocated to the Guaranteed Interest Account. Amounts transferred from the Variable Account as collateral will affect the Fund Value of your Policy because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Variable Account.

There are risks involved in taking a loan, a few of which include the potential for your Policy to terminate if Cash Value is not sufficient to pay your monthly deductions. A loan may have adverse tax consequences. See "Tax considerations."

We will notify you if your Policy is in risk of termination and has entered a 61-day grace period. See "Termination."


                                                        Accessing your money  28

13. Termination



--------------------------------------------------------------------------------

GENERAL

Your Policy will remain in effect as long as:

1.    it has a Cash Value greater than zero; and

2. you make any required additional premium payments during the 61-day grace period.

If your Policy does not meet the conditions specified above, it will be in default. In that case, we will mail you a notice of insufficient premium or Cash Value that will inform you of the premium you must pay to keep your Policy in effect. You must pay this premium amount within the 61-day grace period from the date we send notice to you. If you do not pay the required premium, your Policy will end.

As discussed below, we have special rules relating to termination during the first three Policy Years and for three Policy Years following an increase in Specified Amount if that increase became effective during the first three Policy Years.


SPECIAL RULES FOR FIRST THREE POLICY YEARS

During the first three Policy Years (or the first three Policy Years following an increase in Specified Amount during that period), we guarantee that your Policy will not lapse if, on each Monthly Anniversary Day, either:

o     Your Policy's Cash Value is greater than zero; or

o The sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your Policy has been in effect (or number of months from the most recent increase in Specified Amount). We refer to this as the minimum monthly premium test.

Your Policy may be at risk of termination if:

o     The insufficiency occurs after the first three Policy Years; or

o The minimum monthly premium test has not been met during the first three Policy Years (as described above).


AMOUNTS YOU MUST PAY TO KEEP YOUR POLICY IN EFFECT

If you receive a notice of insufficient premium or Cash Value, you must pay the amount stated in the notice to keep your Policy in effect. In general, the amount you must pay will vary based on the Policy Year of your Policy.

During the first three Policy Years (or within three years of an increase in Specified Amount during that period), you must pay:

1.    any unpaid Minimum Monthly Premium; plus

2.    one succeeding Minimum Monthly Premium.

After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), you must pay:

1.    any unpaid Monthly Deduction; plus


2. an amount equal to two succeeding Monthly Deductions (plus the amount of the deductions from premiums for various taxes and the sales charge).


YOUR POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD

Your Policy will remain in effect through the grace period. This means that if the Insured should die during the grace period, a Death Benefit would still be payable, although we generally would reduce the Death Benefit proceeds by the unpaid Monthly Deduction as well as the Monthly Deduction for the month of death and by the amount of any Outstanding Debt. If you do not pay the required premium before the grace period ends, your Policy will terminate. It will have no value and no benefits will be payable. However, you may reinstate your Policy within certain circumstances.


REINSTATEMENT


If you have not surrendered your Policy and it is before the maturity date, you may reinstate your Policy within five years from the beginning of the grace period. To reinstate your Policy, you must provide us the following four items:

1. a written application received at our Operations Center within five years from the beginning of the grace period;

2.    satisfactory evidence to us of the insurability of the Insured;

3.    payment of a premium large enough to cover:

      a. the balance we told you in the notice of insufficient premium or Cash Value that was necessary to keep your Policy in effect; and

      b. an amount sufficient to keep your Policy in force for at least one month from the reinstatement date; and

4. payment or reinstatement of any Outstanding Debt you owe us on the Policy, plus payment of interest on any reinstated Debt from the beginning of the grace period to the end of the grace period at the rate which applies to policy loans on the date of reinstatement. This is an annual rate of 5% for Policy Years 1-20 and 4.25% for Policy Years 21 and after.

We will reinstate any surrender charge that would have been outstanding on the date of reinstatement had the Policy remained in force.

Your Fund Value on the date of reinstatement will be based on the reinstated surrender charge, the net premium paid, the reinstated Outstanding Debt, and any Monthly Deduction due on the reinstatement date. Should we reinstate your Policy, your Policy will be reinstated on the Monthly Anniversary Day that falls on, or immediately precedes, the date we approved your application for reinstatement. At that time, we will allocate Fund Value minus Outstanding Debt (if applicable) among the subaccounts and the Guaranteed Interest Account according to your most recent scheduled premium payment allocation instructions.


29  Termination

14. Payments and telephone/fax/Internet transactions




--------------------------------------------------------------------------------

You may send your written request for payment or transfer request to our Operations Center or give it to one of our authorized agents. We will ordinarily pay any Death Benefit proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Operations Center of all the documents required for such a payment.

Other than the Death Benefit proceeds, which we determine as of the date the Insured's death, the amount we pay or transfer, as appropriate, is as of the end of the Business Day during which our Operations Center receives all required documents. We may pay your surrender proceeds or Death Benefit proceeds as a lump sum or under one of the settlement options available under the Policy. Contact your agent or our Operations Center for more information regarding the settlement options.

Any Death Benefit proceeds that we pay in one lump sum will include interest from the date of death to the date of payment if the proceeds are not paid within 30 days from the date we receive due proof of death, if required by state law. We will pay interest on the proceeds at a rate in accordance with state law but not less than 2.75% per year.

We may delay making a payment or processing a transfer request if:

o the New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC;

o an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets; or

o     for such other periods as the SEC by order may permit.

We may also defer making payments attributable to a check that has not cleared the bank on which it is drawn. We reserve the right to defer payments from the Guaranteed Interest Account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.


TELEPHONE/FAX/INTERNET TRANSACTIONS

You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone or fax if you have completed and signed a telephone/fax transfer authorization form, and we have received that form at our Operations Center. You may elect these privileges when you apply for the Policy. You may also elect to transfer Fund Value or change allocation instructions for future premiums via the Internet by completing the transaction authorization form found online at www.AXA-Equitable.com. These privileges are subject to our rules and conditions, and we have reserved the right to modify or terminate these privileges. We will process your telephone, fax or Internet instructions as of the end of the Business Day that we receive them, subject to the limitations stated in this section and the Transfer section of the prospectus. We will only accept telephone, fax or Internet transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone/fax/Internet transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions (such as recording your telephone transfer and allocation instructions). If these procedures are followed, we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone/fax/Internet instructions if such instructions prove to be fraudulent. A copy of the guidelines and our form for electing telephone/fax transfer privileges is available from your agent or by calling us at 1-800-487-6669, Monday through Friday, 9AM to 5PM, Eastern Time. Internet transfer privileges and a copy of the guidelines and forms are available online at www.AXA-Equitable.com.

Please note that our telephone or Internet system may not always be available. Any telephone or Internet system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If your are experiencing problems, you may make your transaction request by writing our Operations Center.



                            Payments and telephone/fax/Internet transactions  30

15. Charges and Deductions



--------------------------------------------------------------------------------

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder.

Services and benefits we provide:

o     the Death Benefit, surrender benefit and loan benefit under the Policy;

o     investment options, including premium allocations;

o     administration of elective benefits; and

o     the distribution of reports to Owners.

Costs and expenses we incur:

o     processing applications for and issuing the Policies;

o     maintaining records;

o     administering settlement options;

o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);

o     reconciling and depositing cash receipts;

o those associated with underwriting applications and increases in Specified Amount;

o sales and marketing expense, including compensation paid in connection with the sales of the Policies;

o     providing toll-free inquiry services;

o other costs of doing business, such as federal, state and local premium taxes and other taxes and fees.

The risks we assume include:

o that the Insured may live for a shorter period of time than estimated, resulting in the payment of greater Death Benefits than expected; and

o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


DEDUCTIONS FROM PREMIUM PAYMENTS

We deduct a sales charge and a tax charge from each premium payment before we apply that payment to your Fund Value. The sales charge is a percentage of each premium paid. The amount of the sales charge will be 1.45% of gross premium plus 4% of gross premium up to a certain premium amount in Policy Years 1-10 and will be 1.45% of gross premium in Policy Years 11 and later. Your policy will contain more specific information.

We also deduct a tax charge for state and local premium taxes and a charge for federal tax deferred acquisition costs. The state and local premium tax charge is currently 0.8% of your premium payment (this corresponds to the premium tax charged in New York). The charge for federal tax deferred acquisition costs of the Company is currently 1.25% of your premium payment and is used to cover our estimated cost for federal income tax treatment of deferred acquisition costs. We do not assess this charge if you purchased the Policy under an individual qualified plan. We also will not deduct the charge for federal tax deferred acquisition costs in other situations where the premiums received from you are not subject to the federal tax deferred acquisition cost provisions. We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.

DEDUCTIONS FROM THE VARIABLE ACCOUNT

We deduct a daily maximum mortality and expense risk charge of 0.001% from each subaccount. This corresponds to a maximum annual rate of 0.35% of net assets for all Policy years. For Policy years 21 and later, we currently plan to reduce this mortality and expense risk charge to 0.10% annually. This reduction is not guaranteed.

We do not assess this charge against assets in the Guaranteed Interest Account or in the Loan Account. The mortality and expense risk charge is part of the net investment factor calculation we make. See "How your Fund Value varies."

The mortality and expense risk charge compensates us for assuming mortality and expense risks under the Policies. The mortality risk we assume is that Insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the Policy will not be enough to meet our actual claims. The expense risk we assume is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount estimated when setting the charges for these expenses.

DEDUCTIONS FROM FUND VALUE -- THE MONTHLY DEDUCTION

We take a Monthly Deduction from the Fund Value on the Policy Date and on each Monthly Anniversary Day. We will make the deduction by canceling Units in each subaccount and withdrawing amounts from the subaccount. We will take the Monthly Deduction on a pro-rata basis from the subaccounts and the Guaranteed Interest Account (i.e., in the same proportion that the value in each subaccount and the Guaranteed Interest Account bears to the sum of all subaccounts and the Guaranteed Interest Account on the Monthly Anniversary Day). Because portions of the Monthly Deduction can vary from month-to-month, the Monthly Deduction will also vary.

31  Charges and Deductions

The Monthly Deduction equals:

o     The cost of insurance charge for the Policy; plus

o     The administrative charge; plus

o     The Monthly Expense Charge; plus

o     The charges for any optional insurance benefits.

COST OF INSURANCE. We assess a monthly cost of insurance charge to compensate us for insuring the Death Benefit (i.e., the anticipated cost of paying a death benefit that exceeds your Fund Value). Depending on a number of factors (such as gender, age, risk class, and policy duration), the cost of insurance charge may vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day. To determine your cost of insurance charge on a Monthly Anniversary Day, we multiply the cost of insurance rate at the Insured's attained age by the amount at risk and divide that amount by 1,000.

The amount at risk depends in part on the Death Benefit Option that you selected and your Policy's Fund Value on the Monthly Anniversary Day. Other factors that affect the amount at risk include investment performance, payment of premiums, and charges to the Policy. If you elected Death Benefit Option 1, your amount at risk on a Monthly Anniversary Day is the difference between 1 and 2 where:

1. is the Death Benefit that would have been payable in the event of the death of the Insured on that Monthly Anniversary Day divided by 1.003274; and

2. is the Fund Value on that Monthly Anniversary Day before we assess the Monthly Deduction.

If you elected Death Benefit Option 2, your amount at risk on a Monthly Anniversary Day is equal to the sum of 1 and 2 where:

1.    your Specified Amount in force; and

2. the excess between the Death Benefit payable on that Monthly Anniversary Day, less Fund Value on that Day, less the Specified Amount in force.

The cost of insurance rate for the Insured is based on age, gender, and risk class. We currently place Insureds into the following risk classes when we issue the Policy: Ultimate Select, Select Non-tobacco, Select Tobacco, Standard Non-tobacco, Standard Tobacco, or Special Class. The original risk class applies to the initial Specified Amount. The cost of insurance rate generally increases with the age of the Insured.


You may generally ask us to review the tobacco habits of an insured person of attained age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's risk class to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Future (2009 or later) increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax considerations" later in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.


We calculate the insurance rate separately for the initial Specified Amount and for any increase in Specified Amount. A different risk class may apply to any increase, based on the Insured's circumstances at the time of the increase in Specified Amount.

We may change the insurance rates from time to time at our sole discretion, but we guarantee that the insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The maximum insurance rates are based on the Insured's age last birthday at the start of the Policy Year. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

Our insurance rates distinguish between women and men. We offer Policies based on unisex mortality tables if required by law.

ADMINISTRATIVE CHARGE. We deduct a $25 charge each month to compensate us for administrative expenses during the first Policy Year. In Policy Years 2 and later, we deduct a $7.50 charge each month to compensate us for administrative expenses.

MONTHLY EXPENSE CHARGE. We deduct this charge during the first 4 Policy Years and for 4 Policy Years following an increase in Specified Amount. This charge is made per $1,000 of Specified Amount based on the Insured's age on the Policy Date (or date of the increase), gender, and smoking status. We show the maximum amount of these charges in the "Fee table" section of this Prospectus.

OPTIONAL INSURANCE BENEFITS CHARGE. We charge you each month for the optional insurance benefits you added to your Policy by rider. We state these charges in the fee table and your rider. We describe the charges for the Term Life Term Rider, the Purchase Option Rider and the Enhanced Maturity Extension Rider. The charge for the Term Life Term Rider is deducted on the date the rider is issued and on each Monthly Anniversary Day. The charge for the Term Life Term Rider, which is based on the cost of insurance charges and on the Insured's age, sex, risk class and the number of years after the rider is issued, has a guaranteed range of $0.08 to $10.45 per $1,000 of term insurance purchased. The charge for the Purchase Option Rider is deducted on the date the rider is issued and on each Monthly Anniversary Day until the Policy anniversary that follows the Insured's 49th birthday. This charge varies based on the Insured's age, and has a guaranteed range


                                                      Charges and Deductions  32
from $0.05 to $0.36 per $1,000 of purchase option insurance. The charge for the Enhanced Maturity Extension Rider is also deducted when we issue the Rider and on each Monthly Anniversary Day. The guaranteed maximum charge for the Enhanced Maturity Extension Rider is $0.01 per $1,000 of Specified Amount plus term insurance.


TRANSACTION CHARGES

SURRENDER CHARGE. We assess a surrender charge against Fund Value upon a full surrender of the Policy to reimburse us for the costs of selling the Policies. We base the surrender charge on a factor per $1,000 of initial Specified Amount (or upon an increase in Specified Amount); this factor grades from 80% to zero over 15 years for Insured's age 70 or younger (over 11 years for Insured issue ages 71-85) based on a schedule. The factors per $1,000 vary by issue age, gender, and risk class. The grading percentages (as shown below) vary based on issue age and number of full years since we issued the Policy (or since we increased the Specified Amount).


--------------------------------------------------------------------------------
                     Applicable Percentage     Applicable Percentage
    Policy Years     for Issue Ages 0-70      for Issue Ages 71-85
--------------------------------------------------------------------------------
       1-3                    80%                      80%
        4                     80                       70
        5                     80                       60
        6                     80                       50
        7                     80                       40
        8                     70                       30
        9                     60                       20
        10                    50                       10
        11                    40                        0
        12                    30                        0
        13                    20                        0
        14                    10                        0
       15+                     0                        0
--------------------------------------------------------------------------------
Example: If a male Insured age 35 purchases a Policy with a Specified Amount of $100,000, the per $1,000 of initial Specified Amount surrender charge factor would be $6.40 (Standard Non-Tobacco). The maximum surrender charge during the first seven Policy Years would be 80% of (100 x 6.40) or $512.00.

The maximum surrender charge per $1,000 of initial Specified Amount factor would be $47.60 based upon the assumptions described above and if the Policy were purchased by a male insured age 78 through 85, standard tobacco, or age 81 through 85 select tobacco.

We do not assess a surrender charge for partial surrenders. We do, however, assess a partial surrender fee on each partial surrender.

PARTIAL SURRENDER FEE. We deduct a partial surrender fee of $10 on each partial surrender you make. We allocate the fee between your remaining Fund Value in the subaccounts and in the Guaranteed Interest Account on a pro-rata basis, based on the allocation percentages you specified for the partial surrender.

TRANSFER CHARGE. We reserve, the right to assess a $25 transfer charge for each transfer you make after the 12th transfer in any Policy Year. We do not currently assess this charge. If we assess a transfer charge, first we will allocate the transfer charge against the elected subaccounts and/or the Guaranteed Interest Account from which you are requesting that Fund Value be transferred.

OTHER CHARGES. We may charge the subaccounts for federal income taxes that we incur and are attributable to the Variable Account. No such charge is currently assessed. In addition, there are fees and charges deducted from the assets of the Funds. These deductions are described in each Fund's prospectus.


ILLUSTRATION PROJECTION REPORT FEE

You may request that we prepare an illustration projection report at any time after the first policy anniversary by writing us at the Operations Center. The illustration projection report will project future benefits and values under your Policy. We may impose a fee of $25 for each illustration projection report we prepare. We will bill you for this amount. This is not a charge that is deducted from your Fund Value.


33  Charges and Deductions

16. Tax considerations



--------------------------------------------------------------------------------

INTRODUCTION

The following provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. It generally assumes the policy owner is a natural person who is a U.S. citizen and resident. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may be different tax consequences if you assign your policy or designate a new owner.


TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should generally satisfy the applicable requirements. There is less guidance with respect to policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Variable Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the MONY Variable Account L assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Variable Account assets.

In addition, the Code requires that the investments of MONY Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

TREATMENT OF POLICY BENEFITS

GENERAL. We believe that the death benefit under a policy should generally be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in actual constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."

An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.

MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance policies are classified as Modified Endowment Contracts, with less favorable income tax treatment than other life insurance policies. Due to the policy's flexibility with respect to premium payments and benefits, each policy's circumstances will determine whether the policy is a Modified Endowment Contract. In general, however, a policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.


If there is a reduction in the benefits under the policy during the first seven policy years, for example, as a result of a partial withdrawal, decrease in Specified Amount, or change in Death Benefit option, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount. If there is a "material change" in the policy's benefits or other terms, even after the first seven policy years, the policy may have to be retested as if it were a newly issued policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your policy from becoming a Modified Endowment Contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT
CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:


                                                          Tax considerations  34

1. All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the Policy has been distributed.

2. Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

3. A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59-1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.

If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with loans after the twentieth policy year are less clear and a tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount of the Outstanding Debt will be added to the amount deemed distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year can be treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.

PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisers.


BUSINESS AND EMPLOYER OWNED POLICIES. Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

Requirements for income tax free death benefits. Federal tax legislation enacted in 2006 imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, tax reporting requirements and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death



35  Tax considerations
benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

Limitations on interest deductibility for business owned life insurance. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.


In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. Special rules apply to insurance company owners of policies which may be more restrictive.

SPLIT DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subject such plans to new requirements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.


ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.


POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. This could include special rules for tax-exempt entities as well as for corporate or business uses of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. Consult a tax adviser with respect to legislative developments and their effect on the policy.


FUTURE (2009 OR LATER) INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES. In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 as modified by Notice 2006
- 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioner's Standard Ordinary mortality tables ("1980 CSO tables").

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. We may have additional guidance from the IRS before 2009 at which time such rules could begin to apply. However, there



                                                          Tax considerations  36
can be no assurance as to whether such guidance will be provided or what any such guidance may provide.


OUR INCOME TAXES

Currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge the Variable Account for any future federal income taxes we may incur.

Under current laws, we may incur state and local taxes in addition to premium taxes. These additional taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such additional taxes.


37  Tax considerations

17. Other Policy information



--------------------------------------------------------------------------------

POLICY ILLUSTRATIONS

Upon request, the Company will send you personalized illustrations of hypothetical future benefits under the Policy based on both guaranteed and current cost assumptions. Contact your agent or the Operations Center (1-800-487-6669) to obtain a personalized illustration.


EXCHANGE PRIVILEGE

During the first 24 months following the Policy Date, you may exchange your Policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of the Variable Account is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your Policy for the equivalent of a flexible premium universal life policy. No charge is imposed on the transfer when you exercise the exchange privilege.


PAID-UP INSURANCE

You may change to guaranteed paid-up insurance on a Policy anniversary. At that time, the Specified Amount will be reduced to an amount that the Cash Value will maintain in effect until the maturity date when applied as a net single premium. However, the maximum amount of Cash Value applied will not be greater than necessary to provide an amount at risk equal to the amount at risk immediately before this option becomes effective. We will refund to you any Cash Value in excess of the amount we applied.


ASSIGNMENT

You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Operations Center. The assignment will take effect once we have received the assignment. We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt and any action we took before the assignment took effect. Assignment of a Policy may have adverse tax consequences. Consult the section on "Tax considerations" in the Prospectus for more information. Please see your Policy for more information.


SETTLEMENT OPTIONS

We offer several settlement options as alternatives to the payment of Death Benefit proceeds or Cash Value in a lump sum.

In selecting a settlement option: (1) the proceeds applied must be at least $1,000; and (2) the payee cannot be a corporation, association, or fiduciary. We will make payments under a settlement option monthly unless you or the payee request that we make the payments quarterly, semiannually or annually. If payments of the chosen frequency would be less than $25 each, we may use a less frequent payment basis.

You, while the Insured is living, or your payee (not more than one month after the proceeds become payable) may select a settlement option by writing us at our Operations Center. Please see your Policy for more information about the settlement options.


MISSTATEMENT OF AGE OR SEX

If you misstated the Insured's age or sex in your application, we will adjust the Death Benefit proceeds.


SUICIDE EXCLUSION

If the Insured dies by suicide, while sane or insane, within two years from the Date of Issue or reinstatement date, we will limit the Death Benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an Insured dies by suicide, while sane or insane, within two years of the effective date of any increase in the Specified Amount, the amount payable with respect to that increase will be limited to the cost of insurance charges you paid with respect to such increase.


INCONTESTABILITY

The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Date of Issue, or effective date of the increase in Specified Amount.


OTHER CHANGES TO YOUR POLICY

At any time, we may make such changes in the Policy as are necessary:

o to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code;

o to make the Policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they are subject; or

o to reflect a change in the operation of the Variable Account, if allowed by the Policy.

Only an executive officer of the Company has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. An executive officer of the Company must sign all endorsements, amendments, or riders to be valid.


VARIATIONS AMONG POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy. The Company or your financial professional can advise you about any variations that may apply to your policy.


                                                    Other Policy information  38

18. Additional Information



--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES


The Policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY Variable Account L.+1 The offering of the policies is intended to be continuous.

AXA Advisors and AXA Distributors are affiliates of the Company and are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable life and annuity products. As of June 6, 2005, registered representatives of MONY Securities Corporation became registered representatives of AXA Advisors.


The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial representatives or Selling broker-dealers. The Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies.

Premium-based compensation paid by the Company to the Distributors will generally not exceed 99% of the first year premiums paid. Thereafter, premium-based compensation shall not exceed 15% of premiums paid in years 2-3, and 3.5% of premiums paid in years 4-10.

Upon any subsequent increase in Specified Amount, premium-based compensation will equal a maximum of 99% of the increase in premiums paid. Thereafter, compensation will return to the applicable base percentage of any additional premiums paid as described above.

The sales compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with the Company.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's product on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising; marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. The Company may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.


The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.


In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. For tax reasons, AXA Advisors' financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.




-----------------------
+ Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.




39  Additional Information

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of FINRA, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.


In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid by the Company to the Distributors will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



OTHER INFORMATION


We filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the Policies being offered here. This prospectus does not include all of the information set forth in the registration statement (including the Statement of Additional Information), its amendments, and exhibits. Statements in this prospectus about the content of the Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC. You may obtain these documents from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by assessing the SEC's website at http://www.sec.gov.



LEGAL PROCEEDINGS

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Policies, or the distribution of the Policies.


                                                      Additional Information  40

19. Financial statements



--------------------------------------------------------------------------------

The audited financial statements of MONY Variable Account L and the Company are set forth in the Statement of Additional Information.

These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account.

PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


41  Financial statements

Appendix A: Glossary


--------------------------------------------------------------------------------

For your convenience, we are providing a glossary of the special terms we use in this prospectus.

Attained Age -- Age at issue plus the number of Policy years since Policy was issued.

Beneficiary -- the person or entity you designate to receive the death benefit payable at the death of the Insured.


Business Day -- is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Premium payments will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your premium payment, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

         - on a non-business day;
         - after 4:00 p.m. Eastern Time on a business day; or
         - after an early close of regular trading on the NYSE on a business day.


Cash Value -- the Fund Value of the Policy less any surrender charge and any Outstanding Debt.

Fund -- any open-end management investment company in which the Variable Account invests.

Fund Value -- the total amount under the Policy in each subaccount, the Guaranteed Interest Account, and the Loan Account.

General Account -- assets of the Company other than those allocated to the Variable Account or any of our other separate accounts.

Guaranteed Interest Account -- is a fixed account that is part of our General Account.

Insured -- the person on whose life we base this Policy.

Loan Account -- an account to which we transfer amounts from the subaccounts of the Variable Account and the Guaranteed Interest Account to use as collateral for any Policy loan that you request. The Loan Account is part of the Company's General Account.

Maturity Age -- the policy anniversary following the Insured's 100th birthday. The maturity date is the date the Policy reaches the Maturity Age.

Monthly Anniversary Day -- the first Business Day of each policy month.

Monthly Deduction -- a deduction we take on each Monthly Anniversary Day that consists of the cost of insurance charge, any additional benefit charges, an administrative charge, and a Monthly Expense Charge.

Operations Center -- the Company's service center at 100 Madison Street, Syracuse, New York 13202. The telephone number of the Operations Center is 1-800-487-6669.

Outstanding Debt -- the unpaid balance of any loan which you request on the Policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

Owner -- the owner of the Policy. "You" or "your" refers to the Owner.

Policy -- the Policy with any attached application(s), any riders, and any endorsements.

Policy Date -- the date we authorize the Policy to be delivered to you (we call this the "policy release date") or, if later, the date as you requested your Policy to become effective. We measure Policy Years and anniversaries from the Policy Date. The Policy Date is shown in your Policy. If the Policy Date is the 29th, 30th, or 31st of a month, there will be some calendar months when there is no such date. For those months, the policy month will start on the last day of the calendar month.

Specified Amount -- the minimum death benefit for as long as the Policy remains in effect.

Subaccount -- a subdivision of the Variable Account that invests exclusively in shares of a Fund.

Unit -- the measure of value in a subaccount.

Variable Account -- MONY Variable Account L, a segregated asset account of the Company into which you allocate premiums and transfer Fund Value.


                                                       Appendix A: Glossary  A-1

Requesting more information


--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                                                           Page
Additional information about the Company..................................  2
MONY Life Insurance Company...............................................  2
MONY Variable Account L...................................................  2
Additional Policy information.............................................  2
The Policy................................................................  2
Paid-up insurance.........................................................  2
Our right to contest the Policy...........................................  2
Dividends.................................................................  3
Beneficiary...............................................................  3
Assigning the Policy......................................................  3
The portfolios............................................................  3
Settlement options........................................................  3
Distribution of the Policies..............................................  4
Additional information....................................................  4
Policies issued in conjunction with employee benefit plans................  4
Legal developments regarding unisex actuarial tables......................  4
Reports...................................................................  5
Records...................................................................  5
Experts...................................................................  5
Financial statements......................................................  5
Index to financial statements.......................................... FSA-1

To learn more about us, the Policy (including more information concerning compensation paid for the sale of the Policy) and the Variable Account, you should read the Statement of Additional Information ("SAI") dated the same date as this prospectus. The Table of Contents for the SAI is on the last page of this Prospectus. For a free copy of the SAI, please contact your agent, call us toll-free at 1-800-487-6669, or write us at our Operations Center at 100 Madison Street, Syracuse, NY 13202.

You may also contact your agent, call us toll-free, or write us at our Operations Center if you wish to receive personalized illustrations of your Policy's Death Benefits, Cash Values and Fund Values, and to request other information about your Policy.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. You may review and copy information about us and the Policy (including the SAI) at the SEC's Public Reference Room in Washington, DC, or you may obtain information upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC 20549 or by accessing the SEC website at http://www.sec.gov. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-06215.

MONY Variable Universal Life
MONY Variable Account L

Statement of Additional Information

For individual flexible premium variable life insurance policy

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium variable life insurance policy (the "Policy") offered by MONY Life Insurance Company ("we," "us," "our," or the "Company"). Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy. This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2008 and the prospectuses for AXA Premier VIP Trust, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds and PIMCO Variable Insurance Trust. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown below.

The date of this Statement of Additional Information is May 1, 2008.


TABLE OF CONTENTS

Additional information about the Company                                     2
MONY Life Insurance Company                                                  2
MONY Variable Account L                                                      2
Additional Policy information                                                2
The Policy                                                                   2
Paid-up insurance                                                            2
Our right to contest the Policy                                              2
Dividends                                                                    3
Beneficiary                                                                  3
Assigning the Policy                                                         3
The portfolios                                                               3
Settlement options                                                           3
Distribution of the Policies                                                 4
Additional information                                                       4
Policies issued in conjunction with employee benefit plans                   4
Legal developments regarding unisex actuarial tables                         4
Reports                                                                      4
Records                                                                      5
Experts                                                                      5
Financial statements                                                         5
Index to financial statements                                            FSA-1


                                   Issued by
                          MONY Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104

                               Operations Center:
                     100 Madison Street, Syracuse, NY 13202
                                 (800) 487-6669

                                                                          x01954
                                                                         MNY-VUL

ADDITIONAL INFORMATION ABOUT THE COMPANY

MONY LIFE INSURANCE COMPANY


We are MONY Life Insurance Company (the "Company"), a New York stock life insurance corporation organized in 1842. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. The Company is licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.

AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the Policies. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the policies.

We are subject to regulation by the state of New York and regulation by the Superintendent of Insurance in New York. We file an annual statement with the state of New York, and periodically, the Superintendent of Insurance for the State of New York assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulations of the other states in which we are licensed to operate.


MONY VARIABLE ACCOUNT L

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws.


ADDITIONAL POLICY INFORMATION

THE POLICY

The Policy, any attached riders and/or endorsements, the application and any supplemental applications make up the entire contract. Only statements made in the applications can be used to void the Policy or to deny a claim. We assume that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy.


PAID-UP INSURANCE

On any policy anniversary, you may change to guaranteed paid-up insurance. At the time of the change, we will reduce the Policy's Specified Amount to an amount that the Policy's Cash Value will keep in effect until the maturity date when applied as a single net premium. The maximum amount of Cash Value that we will apply will not be any greater than needed to provide an amount at risk that is equal to the amount at risk immediately prior to this option becoming effective. You will be refunded any Cash Value in excess of the amount we applied. You can discuss with your agent to learn more about this option.

The net single premium rates will be based on: (a) the 1980 CSO mortality tables at the Insured's gender and attained age and class of risk on the later of the policy date and the most recent increase in coverage under the policy; and (b) 4.0% interest. On and after the effective date, the Cash Value of the paid-up coverage will equal the present value of future guaranteed benefits based on the net single premium rates described above without regard to any loans.

To obtain paid-up insurance, we must receive a written request 30 days before the policy anniversary date on which it becomes effective. The endorsement issued to reflect the change to paid-up insurance will show the reduced Specified Amount and the guaranteed Cash Value on the effective date and each policy anniversary thereafter.

Once the paid-up insurance option is effective the following conditions apply:

(1) It may not be revoked.

(2) The Company will not accept any further premium.

(3) No further optional policy changes may be made.

(4) The Policy is no longer subject to the administrative charge and the Monthly Expense Charge.

(5) Any surrender charge, loan balance and loan interest which existed immediately before the effective date will be set to zero.

(6) Any partial surrender will result in a recalculation of the Specified Amount and Cash Value.

(7) Any additional benefits provided by rider will terminate.

The Death Benefit will equal the reduced Specified Amount.

See "Tax Information" in the prospectus for possible modified endorsement contract tax implications of a reduction in benefits.


OUR RIGHT TO CONTEST THE POLICY

In issuing the Policy, we rely on all statements made by or for you and/or the Insured in the application or in a supplemental application.

Therefore, we may contest the validity of the Policy based on material misstatements made in the application (or any supplemental application).

However, we will not contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy Date, or effective date of the increase in Specified Amount.


DIVIDENDS

This Policy is non-participating. We do not pay dividends on the Policy.


BENEFICIARY

You name the Beneficiary when you apply for the Policy. You may designate if the Beneficiary has to be living or surviving at the Insured's death. If you so designate, then, unless otherwise provided, that Beneficiary must be living on the 14th day after the Insured's death or, if earlier, the date we receive due proof of the Insured's death. The share of the Death Benefit proceeds of any Beneficiary who is not living on the earlier day will be payable to remaining Beneficiaries. Unless provided in the Beneficiary designation, if there is no Beneficiary named or living on the date of the Insured's death, we will pay the Death Benefit proceeds to the Insured's executors or administrators.

You may change the Beneficiary, unless you have given up this right, as long as the Insured is living by writing us at our Operations Center. The change will take effect when we record it retroactively as of the date the request was signed. The change will be subject to any payment we made before we received notice of the change of Beneficiary at our Operations Center.


ASSIGNING THE POLICY

You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Administrative Office. The assignment will take effect once we have received the assignment. We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt. Assignment of a Policy may have adverse tax consequences. Consult the section on "Tax considerations" in the Prospectus for more information.


THE PORTFOLIOS

We will purchase shares of the portfolios at net asset value and direct them to the corresponding Subaccount. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or other purposes described in your Policy. In general, we will automatically reinvest all dividends and capital gains distributions received from a portfolio in shares of the distributing portfolio at net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional Units, but instead reflect them in Unit values. We may elect not to reinvest dividends and capital gains distributions.

Shares of Fund portfolios are not sold directly to the general public. They are offered to insurance company separate accounts to support variable annuity and variable life insurance contracts and to qualified plans.

When shares are sold to both variable life and variable annuity separate accounts, this is called "mixed funding." When shares are sold to insurance companies that are not affiliated with each other, this is called "shared funding." Currently, we do not foresee any disadvantages to Owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, a company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices. See the prospectuses for the Funds.


SETTLEMENT OPTIONS

We offer the following settlement options as alternatives to the payment of Death Benefit proceeds or Cash Value in a lump sum:

OPTION 1. INTEREST INCOME -- Under this option, we hold the proceeds and credit the interest earned on those proceeds to the payee. We set the rate of interest for each year, but that rate will never be less than 2.75% a year. This Option will continue until the earlier of the date the payee dies or the date you elect another settlement option.

OPTION 2. INCOME FOR SPECIFIED PERIOD -- Under this option, the payee receives an income for the number of years chosen. We then calculate an income that will be based on the Minimum Monthly Income Table 2 for that period. Note that the longer the period selected (i.e., number of years) the lower the dollar amount per $1,000 of proceeds. Payments may be increased by additional interest as we may determine for each year.

OPTION 3. SINGLE LIFE INCOME -- Under this option, a number of years called the period certain is chosen. We will then pay income to a single payee for as long as that payee lives or for the number of years chosen (the period certain), whichever is longer. If the payee dies after the end of the period certain, the income payments will stop. The period certain elected may be: (a) 0, 10, or 20 years; or (b) until the total income payments equal the proceeds applied (this is called a refund period certain).

We will calculate the amount of the income payments on the date the proceeds become payable. This amount will be at least as much as the applicable amount shown in the Minimum Monthly Income Table 3 shown in your Policy. The income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with a 3.50% interest.

If the income payments for the period certain elected are the same as income payments based on another available longer period certain, we will deem an election to have been made for the longer period certain.

OPTION 3A. JOINT LIFE INCOME -- We pay income during the joint lifetime of two people (the payee and another person). That means if one person dies, we will continue to pay the same income (or a lesser income) to the survivor for as long as the survivor lives.

The survivor may receive the same dollar amount that we were paying before the first payee died or two-thirds of that amount depending on the election made at the time of settlement. Note that if the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected.

We will calculate the amount of income payable while both persons are living (the joint lifetime) on the date the proceeds become payable. This amount will be at least as much as the applicable amount shown in the Minimum Monthly Income Table 3A shown in your Policy. The minimum income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with 3.50% interest.

If a person for whom Option 3A is chosen dies before the first income amount is payable, the survivor will receive settlement instead under Option 3 with 10 years certain.

OPTION 4. INCOME OF SPECIFIED AMOUNT -- Under this option, the dollar amount of the income payments is chosen. We will pay that amount for as long as the proceeds and interest last but, the dollar amount chosen must add up to a yearly amount of at least 10% of the proceeds applied. Interest will be credited annually on the balance of the proceeds. We set the rate of interest for each year, but that rate will never be less than 2.75% a year.

We also may pay proceeds under any other option to which we and the payee may agree.

Before paying Option 3 or 3A, we will require proof of age of the payee that satisfies us.

Even if the death benefit under the Policy is excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the Settlement Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Settlement Options.

DISTRIBUTION OF THE POLICIES

AXA Distributors receives fees for the sale of variable life insurance Policies. AXA Distributors received compensation with respect to the Policies offered through the Variable Account in the following amounts during the periods indicated:



---------------------------------------------------------------------
                                            Aggregate amount of
                                           commissions retained
                                           by AXA Distributors
                                          after payments to its
                    Aggregate amount of   registered persons and
                    commissions paid to   other Selling broker-
     Fiscal year     AXA Distributors*           dealers
---------------------------------------------------------------------
       2005            $ 7,490,997                 N/A
       2006            $ 5,567,870                 N/A
       2007            $21,231,833                 N/A
---------------------------------------------------------------------



* Includes sales compensation paid to registered persons of AXA Distributors. Also, in part of fiscal year 2005, these payments were made to MSC.


AXA Distributors passes through commissions it receives and does not retain any override as distributor for the Policies. However, under the distribution agreement with AXA Distributors, the Company will pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Policies. We also pay for AXA Distributors' operating and other expenses as it relates to the Policies.

Please see your Prospectus for detailed information regarding the distribution of the policies.


ADDITIONAL INFORMATION


POLICIES ISSUED IN CONJUNCTION WITH EMPLOYEE BENEFIT PLANS

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female insureds of a particular attained age and premium class. Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female insureds.


LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states which require "unisex" policies (currently Montana), are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy.


REPORTS

We will send you a report at least annually showing the then current status of your Policy. It will set forth:

since the last report date:

o   premiums received;

o   expense charges (including transfer charges, if any);

o   cost of insurance and any riders;

o interest earned on Fund Value in the Loan Account and in the Guaranteed Interest Account; and

o   any partial surrenders (and their fees).

as of the current report date:

o   Death Benefit;

o   Specified Amount;

o   Outstanding Debt; and

o   Cash Value.

as of the current and prior report dates:

o   Fund Value;

o   Subaccount Unit values;

o   Fund Value in the Guaranteed Interest Account; and

o any other information required by law. We also will send you an annual and a semi-annual report for each Fund in which you are investing, as required by the 1940 Act.


RECORDS

We will maintain all records relating to the Variable Account and the Guaranteed Interest Account at our Operations Center.


EXPERTS


The Financial Statements of MONY Variable Account L for the year ended December 31, 2007, and for each of the two years in the period ended December 31, 2007, and the consolidated financial statements of the Company at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.



FINANCIAL STATEMENTS

This SAI contains the audited financial statements for each of the subaccounts of MONY Variable Account L and the Company. The financial statements have been audited by PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, an independent registered public accounting firm.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

With respect to MONY Variable Account L
   Report of Independent Registered Public Accounting Firm..............       2
   Statements of Assets and Liabilities, December 31, 2007..............     F-3
   Statements of Operations for the Year Ended December 31, 2007........    F-17
   Statements of Changes in Net Assets for the Years Ended
      December 31, 2007 and December 31, 2006...........................    F-26
   Notes to Financial Statements........................................    F-43

With respect to MONY Life Insurance Company
   Report of Independent Registered Public
   Accounting Firm......................................................     F-1
   Consolidated Balance Sheets, December 31, 2007 and 2006..............     F-2
   Consolidated Statements of Earnings, Years Ended
      December 31, 2007, 2006 and 2005..................................     F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
   Income, Years Ended December 31, 2007, 2006 and 2005.................     F-4
   Consolidated Statements of Cash Flows, Years Ended
      December 31, 2007, 2006 and 2005..................................     F-5
   Notes to Financial Statements........................................     F-7

                                     FSA-1

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of
MONY Life Insurance Company and the
Contractowners of Subaccounts of MONY Variable Account L



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts of MONY Variable Account L listed in Note 1 at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York

April 9, 2008

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007


                                                           AIM V.I. Financial  AIM V.I. Global
                                                                Services         Health Care
                                                          ------------------- -----------------
Assets
Shares held in respective Funds .........................         5,843               5,615
                                                                -------            --------
Investments at Cost .....................................       $84,835            $107,921
                                                                -------            --------
Investments in respective Funds, at net asset value .....       $71,639            $135,099
Amount due from MONY ....................................            --                  65
Amount due from respective Funds ........................            29                  --
                                                                -------            --------
  Total Assets ..........................................       $71,668            $135,164
                                                                =======            ========
Liabilities
Amount due to MONY ......................................            29                  --
Amount due to respective Funds ..........................            --                  65
                                                                -------            --------
  Total Liabilities .....................................            29                  65
                                                                -------            --------
Net Assets ..............................................       $71,639            $135,099
                                                                =======            ========
Net Assets:
Accumulation Units ......................................        71,639             135,099
Retained by MONY in Separate Account L ..................            --                  --
                                                                -------            --------
  Total Net Assets ......................................       $71,639            $135,099
                                                                =======            ========



                                                            AIM V.I.     All Asset   AXA Aggressive   AXA Conservative
                                                           Technology   Allocation     Allocation        Allocation
                                                          ------------ ------------ ---------------- ------------------
Assets
Shares held in respective Funds .........................      1,589       456,112         2,530              --
                                                             -------    ----------       -------              --
Investments at Cost .....................................    $20,387    $9,326,619       $39,100             $--
                                                             -------    ----------       -------             ---
Investments in respective Funds, at net asset value .....    $23,999    $9,699,190       $37,158              --
Amount due from MONY ....................................         --           188            --              --
Amount due from respective Funds ........................          1         4,398             2              --
                                                             -------    ----------       -------             ---
  Total Assets ..........................................    $24,000    $9,703,776       $37,160             $--
                                                             =======    ==========       =======             ===
Liabilities
Amount due to MONY ......................................          1         4,398             2              --
Amount due to respective Funds ..........................         --            --            --              --
                                                             -------    ----------       -------             ---
  Total Liabilities .....................................          1         4,398             2              --
                                                             -------    ----------       -------             ---
Net Assets ..............................................    $23,999    $9,699,378       $37,158             $--
                                                             =======    ==========       =======             ===
Net Assets:
Accumulation Units ......................................     23,999     9,699,378        37,158              --
Retained by MONY in Separate Account L ..................         --            --            --              --
                                                             -------    ----------       -------             ---
  Total Net Assets ......................................    $23,999    $9,699,378       $37,158             $--
                                                             =======    ==========       =======             ===

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                           AXA Conservative-Plus  AXA Moderate   AXA Moderate-Plus
                                                                Allocation         Allocation        Allocation
                                                          ---------------------- -------------- -------------------
Assets
Shares held in respective Funds .........................            --                5,815            15,924
                                                                     --              -------          --------
Investments at Cost .....................................           $--              $98,739          $225,986
                                                                    ---              -------          --------
Investments in respective Funds, at net asset value .....           $--              $98,879          $222,116
Amount due from MONY ....................................            --                   --                --
Amount due from respective Funds ........................            --                    6                42
                                                                    ---              -------          --------
  Total Assets ..........................................           $--              $98,885          $222,158
                                                                    ===              =======          ========
Liabilities
Amount due to MONY ......................................            --                    6                42
Amount due to respective Funds ..........................            --                   --                --
                                                                    ---              -------          --------
  Total Liabilities .....................................            --                    6                42
                                                                    ---              -------          --------
Net Assets ..............................................           $--              $98,879          $222,116
                                                                    ===              =======          ========
Net Assets:
Accumulation Units ......................................            --               98,879           222,116
Retained by MONY in Separate Account L ..................            --                   --                --
                                                                    ---              -------          --------
  Total Net Assets ......................................           $--              $98,879          $222,116
                                                                    ===              =======          ========



                                                             Dreyfus Stock    EQ/AllianceBernstein   EQ/AllianceBernstein
                                                           Index Fund, Inc.     Small Cap Growth             Value
                                                          ------------------ ---------------------- ----------------------
Assets
Shares held in respective Funds .........................         67,391               9,685                 11,170
                                                              ----------            --------               --------
Investments at Cost .....................................     $2,035,305            $154,294               $145,070
                                                              ----------            --------               --------
Investments in respective Funds, at net asset value .....     $2,520,418            $158,701               $159,350
Amount due from MONY ....................................             --                  12                     63
Amount due from respective Funds ........................            285                  --                     --
                                                              ----------            --------               --------
  Total Assets ..........................................     $2,520,703            $158,713               $159,413
                                                              ==========            ========               ========
Liabilities
Amount due to MONY ......................................            285                  --                     --
Amount due to respective Funds ..........................             --                  12                     63
                                                              ----------            --------               --------
  Total Liabilities .....................................            285                  12                     63
                                                              ----------            --------               --------
Net Assets ..............................................     $2,520,418            $158,701               $159,350
                                                              ==========            ========               ========
Net Assets:
Accumulation Units ......................................      2,520,414             158,701                159,350
Retained by MONY in Separate Account L ..................              4                  --                     --
                                                              ----------            --------               --------
  Total Net Assets ......................................     $2,520,418            $158,701               $159,350
                                                              ==========            ========               ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                           EQ/BlackRock Basic                  EQ/Boston Advisors
                                                              Value Equity     EQ/Bond Index     Equity Income*
                                                          ------------------- --------------- --------------------
Assets
Shares held in respective Funds .........................         4,773             40,053            174,806
                                                                -------           --------         ----------
Investments at Cost .....................................       $77,435           $431,962         $1,106,981
                                                                -------           --------         ----------
Investments in respective Funds, at net asset value .....       $74,936           $405,285         $1,147,279
Amount due from MONY ....................................           179                 --              2,964
Amount due from respective Funds ........................            --                105                 --
                                                                -------           --------         ----------
  Total Assets ..........................................       $75,115           $405,390         $1,150,243
                                                                =======           ========         ==========
Liabilities
Amount due to MONY ......................................            --                105                 --
Amount due to respective Funds ..........................           179                 --              2,730
                                                                -------           --------         ----------
  Total Liabilities .....................................           179                105              2,730
                                                                -------           --------         ----------
Net Assets ..............................................       $74,936           $405,285         $1,147,513
                                                                =======           ========         ==========
Net Assets:
Accumulation Units ......................................        74,936            405,285          1,147,513
Retained by MONY in Separate Account L ..................            --                 --                 --
                                                                -------           --------         ----------
  Total Net Assets ......................................       $74,936           $405,285         $1,147,513
                                                                =======           ========         ==========
-------
*  Denotes multiple share classes held by the respective fund
   Class A ................................................                                               5,715
   Class B ................................................                                             169,091



                                                           EQ/Calvert Socially   EQ/Capital Guardian   EQ/Caywood-Scholl
                                                               Responsible*            Research         High Yield Bond
                                                          --------------------- --------------------- -------------------
Assets
Shares held in respective Funds .........................          42,375                41,535               249,781
                                                                 --------              --------            ----------
Investments at Cost .....................................        $318,888              $496,929            $1,152,775
                                                                 --------              --------            ----------
Investments in respective Funds, at net asset value .....        $389,470              $575,985            $1,113,103
Amount due from MONY ....................................              29                   544                 3,244
Amount due from respective Funds ........................              --                    --                    --
                                                                 --------              --------            ----------
  Total Assets ..........................................        $389,499              $576,529            $1,116,347
                                                                 ========              ========            ==========
Liabilities
Amount due to MONY ......................................              --                    --                    --
Amount due to respective Funds ..........................              28                   160                 3,241
                                                                 --------              --------            ----------
  Total Liabilities .....................................              28                   160                 3,241
                                                                 --------              --------            ----------
Net Assets ..............................................        $389,471              $576,369            $1,113,106
                                                                 ========              ========            ==========
Net Assets:
Accumulation Units ......................................         389,471               576,369             1,113,106
Retained by MONY in Separate Account L ..................              --                    --                    --
                                                                 --------              --------            ----------
  Total Net Assets ......................................        $389,471              $576,369            $1,113,106
                                                                 ========              ========            ==========
-------
*  Denotes multiple share classes held by the respective fund
   Class A ................................................          37,937
   Class B ................................................           4,438

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                           EQ/GAMCO Small
                                                           EQ/FI Mid Cap   Company Value
                                                          --------------- ---------------
Assets
Shares held in respective Funds .........................       70,534          335,380
                                                              --------      -----------
Investments at Cost .....................................     $714,884      $ 8,438,517
                                                              --------      -----------
Investments in respective Funds, at net asset value .....     $711,855      $10,593,672
Amount due from MONY ....................................          552              108
Amount due from respective Funds ........................           --            5,516
                                                              --------      -----------
  Total Assets ..........................................     $712,407      $10,599,296
                                                              ========      ===========
Liabilities
Amount due to MONY ......................................           --            5,515
Amount due to respective Funds ..........................          534               --
                                                              --------      -----------
  Total Liabilities .....................................          534            5,515
                                                              --------      -----------
Net Assets ..............................................     $711,873      $10,593,781
                                                              ========      ===========
Net Assets:
Accumulation Units ......................................      711,873       10,593,781
Retained by MONY in Separate Account L ..................           --               --
                                                              --------      -----------
  Total Net Assets ......................................     $711,873      $10,593,781
                                                              ========      ===========



                                                           EQ/Government   EQ/International   EQ/JPMorgan   EQ/Long Term
                                                             Securities         Growth         Core Bond        Bond
                                                          --------------- ------------------ ------------- --------------
Assets
Shares held in respective Funds .........................        99,631          437,707         107,066        72,459
                                                             ----------       ----------      ----------      --------
Investments at Cost .....................................    $1,121,938       $2,269,239      $1,220,859      $994,409
                                                             ----------       ----------      ----------      --------
Investments in respective Funds, at net asset value .....    $1,091,749       $3,170,438      $1,156,093      $991,703
Amount due from MONY ....................................            13            1,940             428         4,149
Amount due from respective Funds ........................            --               --              --            --
                                                             ----------       ----------      ----------      --------
  Total Assets ..........................................    $1,091,762       $3,172,378      $1,156,521      $995,852
                                                             ==========       ==========      ==========      ========
Liabilities
Amount due to MONY ......................................            --               --              --            --
Amount due to respective Funds ..........................            13            1,940             428         4,149
                                                             ----------       ----------      ----------      --------
  Total Liabilities .....................................            13            1,940             428         4,149
                                                             ----------       ----------      ----------      --------
Net Assets ..............................................    $1,091,749       $3,170,438      $1,156,093      $991,703
                                                             ==========       ==========      ==========      ========
Net Assets:
Accumulation Units ......................................     1,091,749        3,170,427       1,156,093       991,703
Retained by MONY in Separate Account L ..................            --               11              --            --
                                                             ----------       ----------      ----------      --------
  Total Net Assets ......................................    $1,091,749       $3,170,438      $1,156,093      $991,703
                                                             ==========       ==========      ==========      ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                             EQ/Lord Abbett    EQ/Lord Abbett
                                                           Growth and Income    Mid Cap Value
                                                          ------------------- ----------------
Assets
Shares held in respective Funds .........................          95,040           71,579
                                                               ----------         --------
Investments at Cost .....................................      $1,049,504         $792,562
                                                               ----------         --------
Investments in respective Funds, at net asset value .....      $1,154,488         $832,795
Amount due from MONY ....................................              79              385
Amount due from respective Funds ........................              --               --
                                                               ----------         --------
  Total Assets ..........................................      $1,154,567         $833,180
                                                               ==========         ========
Liabilities
Amount due to MONY ......................................              --               --
Amount due to respective Funds ..........................              79              371
                                                               ----------         --------
  Total Liabilities .....................................              79              371
                                                               ----------         --------
Net Assets ..............................................      $1,154,488         $832,809
                                                               ==========         ========
Net Assets:
Accumulation Units ......................................       1,154,480          832,808
Retained by MONY in Separate Account L ..................               8                1
                                                               ----------         --------
  Total Net Assets ......................................      $1,154,488         $832,809
                                                               ==========         ========



                                                                                                  EQ/Montag &      EQ/PIMCO
                                                           EQ/Marsico Focus   EQ/Money Market   Caldwell Growth   Real Return
                                                          ------------------ ----------------- ----------------- ------------
Assets
Shares held in respective Funds .........................         76,182          3,353,011           789,510        48,247
                                                              ----------         ----------        ----------      --------
Investments at Cost .....................................     $1,063,044         $3,353,032        $3,881,619      $493,933
                                                              ----------         ----------        ----------      --------
Investments in respective Funds, at net asset value .....     $1,338,154         $3,353,165        $5,189,210      $508,638
Amount due from MONY ....................................             --                645             4,397             1
Amount due from respective Funds ........................            514              1,040                --           294
                                                              ----------         ----------        ----------      --------
  Total Assets ..........................................     $1,338,668         $3,354,850        $5,193,607      $508,933
                                                              ==========         ==========        ==========      ========
Liabilities
Amount due to MONY ......................................            514              1,040                --           294
Amount due to respective Funds ..........................             --                 --             4,300            --
                                                              ----------         ----------        ----------      --------
  Total Liabilities .....................................            514              1,040             4,300           294
                                                              ----------         ----------        ----------      --------
Net Assets ..............................................     $1,338,154         $3,353,810        $5,189,307      $508,639
                                                              ==========         ==========        ==========      ========
Net Assets:
Accumulation Units ......................................      1,338,154          3,353,810         5,189,307       508,639
Retained by MONY in Separate Account L ..................             --                 --                --            --
                                                              ----------         ----------        ----------      --------
  Total Net Assets ......................................     $1,338,154         $3,353,810        $5,189,307      $508,639
                                                              ==========         ==========        ==========      ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                           EQ/Short Duration  EQ/Small Company
                                                                 Bond               Index
                                                          ------------------ ------------------
Assets
Shares held in respective Funds .........................         3,339              5,120
                                                                -------            -------
Investments at Cost .....................................       $33,741            $63,617
                                                                -------            -------
Investments in respective Funds, at net asset value .....       $33,717            $59,421
Amount due from MONY ....................................            93                168
Amount due from respective Funds ........................            --                 --
                                                                -------            -------
  Total Assets ..........................................       $33,810            $59,589
                                                                =======            =======
Liabilities
Amount due to MONY ......................................            --                 --
Amount due to respective Funds ..........................            93                168
                                                                -------            -------
  Total Liabilities .....................................            93                168
                                                                -------            -------
Net Assets ..............................................       $33,717            $59,421
                                                                =======            =======
Net Assets:
Accumulation Units ......................................        33,717             59,421
Retained by MONY in Separate Account L ..................            --                 --
                                                                -------            -------
  Total Net Assets ......................................       $33,717            $59,421
                                                                =======            =======



                                                           EQ/T. Rowe Price   EQ/UBS Growth   EQ/Van Kampen Emerging
                                                             Growth Stock       and Income        Markets Equity
                                                          ------------------ --------------- ------------------------
Assets
Shares held in respective Funds .........................        388,640           336,027             12,237
                                                              ----------        ----------           --------
Investments at Cost .....................................     $7,661,805        $1,843,415           $158,128
                                                              ----------        ----------           --------
Investments in respective Funds, at net asset value .....     $8,334,063        $2,299,359           $231,105
Amount due from MONY ....................................             61               193                 --
Amount due from respective Funds ........................          2,644                --                 --
                                                              ----------        ----------           --------
  Total Assets ..........................................     $8,336,768        $2,299,552           $231,105
                                                              ==========        ==========           ========
Liabilities
Amount due to MONY ......................................          2,644                --                 --
Amount due to respective Funds ..........................             --               190                 --
                                                              ----------        ----------           --------
  Total Liabilities .....................................          2,644               190                 --
                                                              ----------        ----------           --------
Net Assets ..............................................     $8,334,124        $2,299,362           $231,105
                                                              ==========        ==========           ========
Net Assets:
Accumulation Units ......................................      8,334,124         2,299,362            231,105
Retained by MONY in Separate Account L ..................             --                --                 --
                                                              ----------        ----------           --------
  Total Net Assets ......................................     $8,334,124        $2,299,362           $231,105
                                                              ==========        ==========           ========



                                                           EQ/Van Kampen
                                                           Mid Cap Growth
                                                          ---------------
Assets
Shares held in respective Funds .........................       62,366
                                                              --------
Investments at Cost .....................................     $895,908
                                                              --------
Investments in respective Funds, at net asset value .....     $980,905
Amount due from MONY ....................................          150
Amount due from respective Funds ........................           --
                                                              --------
  Total Assets ..........................................     $981,055
                                                              ========
Liabilities
Amount due to MONY ......................................           --
Amount due to respective Funds ..........................          150
                                                              --------
  Total Liabilities .....................................          150
                                                              --------
Net Assets ..............................................     $980,905
                                                              ========
Net Assets:
Accumulation Units ......................................      980,905
Retained by MONY in Separate Account L ..................           --
                                                              --------
  Total Net Assets ......................................     $980,905
                                                              ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                           EQ/Van Kampen   Fidelity VIP   Franklin Income
                                                            Real Estate   Contrafund(R)      Securities
                                                          -------------- --------------- -----------------
Assets
Shares held in respective Funds .........................      138,730         137,313           64,404
                                                            ----------      ----------       ----------
Investments at Cost .....................................   $1,176,416      $3,857,962       $1,051,990
                                                            ----------      ----------       ----------
Investments in respective Funds, at net asset value .....   $1,139,792      $3,817,304       $1,114,835
Amount due from MONY ....................................          461              --              392
Amount due from respective Funds ........................           --             459               --
                                                            ----------      ----------       ----------
  Total Assets ..........................................   $1,140,253      $3,817,763       $1,115,227
                                                            ==========      ==========       ==========
Liabilities
Amount due to MONY ......................................           --             459               --
Amount due to respective Funds ..........................          459              --              392
                                                            ----------      ----------       ----------
  Total Liabilities .....................................          459             459              392
                                                            ----------      ----------       ----------
Net Assets ..............................................   $1,139,794      $3,817,304       $1,114,835
                                                            ==========      ==========       ==========
Net Assets:
Accumulation Units ......................................    1,139,794       3,817,069        1,114,835
Retained by MONY in Separate Account L ..................           --             235               --
                                                            ----------      ----------       ----------
  Total Net Assets ......................................   $1,139,794      $3,817,304       $1,114,835
                                                            ==========      ==========       ==========



                                                              Franklin Rising     Franklin Zero     Janus Aspen
                                                           Dividends Securities    Coupon 2010    Series Balanced
                                                          ---------------------- --------------- ----------------
Assets
Shares held in respective Funds .........................           2,294                534           28,031
                                                                  -------             ------         --------
Investments at Cost .....................................         $43,864             $8,320         $700,376
                                                                  -------             ------         --------
Investments in respective Funds, at net asset value .....         $44,200             $8,668         $842,342
Amount due from MONY ....................................             144                 28               --
Amount due from respective Funds ........................              --                 --              362
                                                                  -------             ------         --------
  Total Assets ..........................................         $44,344             $8,696         $842,704
                                                                  =======             ======         ========
Liabilities
Amount due to MONY ......................................              --                 --              362
Amount due to respective Funds ..........................             144                 28               --
                                                                  -------             ------         --------
  Total Liabilities .....................................             144                 28              362
                                                                  -------             ------         --------
Net Assets ..............................................         $44,200             $8,668         $842,342
                                                                  =======             ======         ========
Net Assets:
Accumulation Units ......................................          44,198              8,667          842,341
Retained by MONY in Separate Account L ..................               2                  1                1
                                                                  -------             ------         --------
  Total Net Assets ......................................         $44,200             $8,668         $842,342
                                                                  =======             ======         ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            Janus Aspen     Janus Aspen Series
                                                           Series Forty*   International Growth
                                                          --------------- ----------------------
Assets
Shares held in respective Funds .........................        50,256            10,922
                                                             ----------          --------
Investments at Cost .....................................    $1,249,530          $366,811
                                                             ----------          --------
Investments in respective Funds, at net asset value .....    $2,066,492          $704,511
Amount due from MONY ....................................            --                --
Amount due from respective Funds ........................           740               158
                                                             ----------          --------
  Total Assets ..........................................    $2,067,233          $704,669
                                                             ==========          ========
Liabilities
Amount due to MONY ......................................           740               158
Amount due to respective Funds ..........................            --                --
                                                             ----------          --------
  Total Liabilities .....................................           740               158
                                                             ----------          --------
Net Assets ..............................................    $2,066,493          $704,511
                                                             ==========          ========
Net Assets:
Accumulation Units ......................................     2,066,492           704,511
Retained by MONY in Separate Account L ..................             1                --
                                                             ----------          --------
  Total Net Assets ......................................    $2,066,493          $704,511
                                                             ==========          ========



                                                           Janus Aspen Series   Janus Aspen Series
                                                             Mid Cap Growth      Worldwide Growth    MFS(R) Utilities
                                                          -------------------- -------------------- ------------------
Assets
Shares held in respective Funds .........................          43,794               54,208             10,389
                                                               ----------           ----------           --------
Investments at Cost .....................................      $1,060,437           $1,485,297           $253,514
                                                               ----------           ----------           --------
Investments in respective Funds, at net asset value .....      $1,749,140           $1,915,160           $358,189
Amount due from MONY ....................................             246                    3                268
Amount due from respective Funds ........................              --                   75                 --
                                                               ----------           ----------           --------
  Total Assets ..........................................      $1,749,386           $1,915,238           $358,457
                                                               ==========           ==========           ========
Liabilities
Amount due to MONY ......................................              --                   75                 --
Amount due to respective Funds ..........................             232                   --                268
                                                               ----------           ----------           --------
  Total Liabilities .....................................             232                   75                268
                                                               ----------           ----------           --------
Net Assets ..............................................      $1,749,154           $1,915,163           $358,189
                                                               ==========           ==========           ========
Net Assets:
Accumulation Units ......................................       1,749,154            1,915,163            358,188
Retained by MONY in Separate Account L ..................              --                   --                  1
                                                               ----------           ----------           --------
  Total Net Assets ......................................      $1,749,154           $1,915,163           $358,189
                                                               ==========           ==========           ========
-------
*  Denotes multiple share classes held by the respective fund
 Service ................................................
 Institutional ..........................................



                                                           Multimanager
                                                            High Yield
                                                          --------------
Assets
Shares held in respective Funds .........................      35,818
                                                             --------
Investments at Cost .....................................    $204,061
                                                             --------
Investments in respective Funds, at net asset value .....    $191,418
Amount due from MONY ....................................          --
Amount due from respective Funds ........................           7
                                                             --------
  Total Assets ..........................................    $191,425
                                                             ========
Liabilities
Amount due to MONY ......................................           7
Amount due to respective Funds ..........................          --
                                                             --------
  Total Liabilities .....................................           7
                                                             --------
Net Assets ..............................................    $191,418
                                                             ========
Net Assets:
Accumulation Units ......................................     191,418
Retained by MONY in Separate Account L ..................          --
                                                             --------
  Total Net Assets ......................................    $191,418
                                                             ========

-------
*  Denotes multiple share classes held by the respective fund
   Service ................................................         8,065
   Institutional ..........................................        42,191


The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                           Multimanager Small  Oppenheimer Global
                                                               Cap Growth          Securities
                                                          ------------------- --------------------
Assets
Shares held in respective Funds .........................         155,929              5,165
                                                               ----------           --------
Investments at Cost .....................................      $1,257,112           $170,595
                                                               ----------           --------
Investments in respective Funds, at net asset value .....      $1,389,743           $187,348
Amount due from MONY ....................................             119                167
Amount due from respective Funds ........................              --                 --
                                                               ----------           --------
  Total Assets ..........................................      $1,389,862           $187,515
                                                               ==========           ========
Liabilities
Amount due to MONY ......................................              --                 --
Amount due to respective Funds ..........................             119                167
                                                               ----------           --------
  Total Liabilities .....................................             119                167
                                                               ----------           --------
Net Assets ..............................................      $1,389,743           $187,348
                                                               ==========           ========
Net Assets:
Accumulation Units ......................................       1,389,732            187,347
Retained by MONY in Separate Account L ..................              11                  1
                                                               ----------           --------
  Total Net Assets ......................................      $1,389,743           $187,348
                                                               ==========           ========



                                                           PIMCO Global Bond    PIMCO StocksPLUS   UIF Global Value
                                                               (Unhedged)      Growth and Income        Equity
                                                          ------------------- ------------------- ------------------
Assets
Shares held in respective Funds .........................         27,138              73,148              5,872
                                                                --------            --------            -------
Investments at Cost .....................................       $335,613            $743,565            $89,892
                                                                --------            --------            -------
Investments in respective Funds, at net asset value .....       $346,833            $807,551            $96,651
Amount due from MONY ....................................             --                 481                 18
Amount due from respective Funds ........................            223                  --                 --
                                                                --------            --------            -------
  Total Assets ..........................................       $347,056            $808,032            $96,669
                                                                ========            ========            =======
Liabilities
Amount due to MONY ......................................            223                  --                 --
Amount due to respective Funds ..........................             --                 481                 18
                                                                --------            --------            -------
  Total Liabilities .....................................            223                 481                 18
                                                                --------            --------            -------
Net Assets ..............................................       $346,833            $807,551            $96,651
                                                                ========            ========            =======
Net Assets:
Accumulation Units ......................................        346,565             807,551             96,651
Retained by MONY in Separate Account L ..................            268                  --                 --
                                                                --------            --------            -------
  Total Net Assets ......................................       $346,833            $807,551            $96,651
                                                                ========            ========            =======

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                 Fund Name                                   Option
------------------------------------------- ---------------------------------------
AIM V.I. Financial Services ............... Survivorship Variable Universal Life
AIM V.I. Financial Services ............... MONY Variable Universal Life Option 1

AIM V.I. Global Health Care ............... Survivorship Variable Universal Life
AIM V.I. Global Health Care ............... MONY Variable Universal Life Option 1

AIM V.I. Technology ....................... Survivorship Variable Universal Life
AIM V.I. Technology ....................... MONY Variable Universal Life

All Asset Allocation ...................... Survivorship Variable Universal Life
All Asset Allocation ...................... MONY Variable Universal Life Option 1
All Asset Allocation ...................... MONY Variable Universal Life Option 2
All Asset Allocation ...................... MONY Custom Estate Master
All Asset Allocation ...................... MONY Custom Equity Master
All Asset Allocation ...................... MONY Equity Master

AXA Aggressive Allocation ................. Survivorship Variable Universal Life
AXA Aggressive Allocation ................. MONY Variable Universal Life Option 1
AXA Aggressive Allocation ................. MONY Variable Universal Life Option 2
AXA Aggressive Allocation ................. MONY Custom Estate Master
AXA Aggressive Allocation ................. MONY Custom Equity Master
AXA Aggressive Allocation ................. MONY Equity Master

AXA Conservative Allocation ............... Survivorship Variable Universal Life
AXA Conservative Allocation ............... MONY Variable Universal Life Option 1
AXA Conservative Allocation ............... MONY Variable Universal Life Option 2
AXA Conservative Allocation ............... MONY Custom Estate Master
AXA Conservative Allocation ............... MONY Custom Equity Master
AXA Conservative Allocation ............... MONY Equity Master

AXA Conservative-Plus Allocation .......... Survivorship Variable Universal Life
AXA Conservative-Plus Allocation .......... MONY Variable Universal Life Option 1
AXA Conservative-Plus Allocation .......... MONY Variable Universal Life Option 2
AXA Conservative-Plus Allocation .......... MONY Custom Estate Master
AXA Conservative-Plus Allocation .......... MONY Custom Equity Master
AXA Conservative-Plus Allocation .......... MONY Equity Master

AXA Moderate Allocation ................... Survivorship Variable Universal Life
AXA Moderate Allocation ................... MONY Variable Universal Life Option 1
AXA Moderate Allocation ................... MONY Variable Universal Life Option 2
AXA Moderate Allocation ................... MONY Custom Estate Master
AXA Moderate Allocation ................... MONY Custom Equity Master
AXA Moderate Allocation ................... MONY Equity Master

AXA Moderate-Plus Allocation .............. Survivorship Variable Universal Life
AXA Moderate-Plus Allocation .............. MONY Variable Universal Life Option 1
AXA Moderate-Plus Allocation .............. MONY Variable Universal Life Option 2
AXA Moderate-Plus Allocation .............. MONY Custom Estate Master
AXA Moderate-Plus Allocation .............. MONY Custom Equity Master
AXA Moderate-Plus Allocation .............. MONY Equity Master

Dreyfus Stock Index Fund, Inc. ............ MONY Custom Estate Master
Dreyfus Stock Index Fund, Inc. ............ MONY Custom Equity Master
Dreyfus Stock Index Fund, Inc. ............ MONY Equity Master

EQ/AllianceBernstein Small Cap Growth ..... Survivorship Variable Universal Life
EQ/AllianceBernstein Small Cap Growth ..... MONY Variable Universal Life Option 1

EQ/AllianceBernstein Value ................ Survivorship Variable Universal Life
EQ/AllianceBernstein Value ................ MONY Variable Universal Life Option 1
EQ/AllianceBernstein Value ................ MONY Variable Universal Life Option 2



                                                        Mortality
                                                            &         Unit
                                                         Expense      Fair         Units
                 Fund Name                     Class      Ratio       Value     Outstanding
------------------------------------------- ---------- ---------- ------------ ------------
AIM V.I. Financial Services ...............  Series I      0.35%   $   11.06          983
AIM V.I. Financial Services ...............  Series I      0.65%       11.38        5,338

AIM V.I. Global Health Care ...............  Series I      0.35%   $   14.49          612
AIM V.I. Global Health Care ...............  Series I      0.65%       13.73        9,197

AIM V.I. Technology .......................  Series I      0.35%   $   12.27           --
AIM V.I. Technology .......................  Series I      0.65%       10.80        2,223

All Asset Allocation ......................      B         0.35%   $   14.06          589
All Asset Allocation ......................      B         0.65%       12.86       18,332
All Asset Allocation ......................      B         0.35%       13.78       13,656
All Asset Allocation ......................      B         0.35%       10.89        5,018
All Asset Allocation ......................      B         0.65%       11.06       65,691
All Asset Allocation ......................      B         0.75%       16.24      522,463

AXA Aggressive Allocation .................      B         0.35%   $   10.07           --
AXA Aggressive Allocation .................      B         0.65%       10.05        2,317
AXA Aggressive Allocation .................      B         0.35%       10.07           --
AXA Aggressive Allocation .................      B         0.35%       10.07        1,298
AXA Aggressive Allocation .................      B         0.65%       10.05            5
AXA Aggressive Allocation .................      B         0.75%       10.04           75

AXA Conservative Allocation ...............      B         0.35%   $   10.40           --
AXA Conservative Allocation ...............      B         0.65%       10.38           --
AXA Conservative Allocation ...............      B         0.35%       10.40           --
AXA Conservative Allocation ...............      B         0.35%       10.40           --
AXA Conservative Allocation ...............      B         0.65%       10.38           --
AXA Conservative Allocation ...............      B         0.75%       10.38           --

AXA Conservative-Plus Allocation ..........      B         0.35%   $   10.27           --
AXA Conservative-Plus Allocation ..........      B         0.65%       10.25           --
AXA Conservative-Plus Allocation ..........      B         0.35%       10.27           --
AXA Conservative-Plus Allocation ..........      B         0.35%       10.27           --
AXA Conservative-Plus Allocation ..........      B         0.65%       10.25           --
AXA Conservative-Plus Allocation ..........      B         0.75%       10.24           --

AXA Moderate Allocation ...................      B         0.35%   $   10.26           --
AXA Moderate Allocation ...................      B         0.65%       10.24          129
AXA Moderate Allocation ...................      B         0.35%       10.26           --
AXA Moderate Allocation ...................      B         0.35%       10.26           --
AXA Moderate Allocation ...................      B         0.65%       10.24          572
AXA Moderate Allocation ...................      B         0.75%       10.24        8,955

AXA Moderate-Plus Allocation ..............      B         0.35%   $   10.19           --
AXA Moderate-Plus Allocation ..............      B         0.65%       10.17        2,126
AXA Moderate-Plus Allocation ..............      B         0.35%       10.19        5,551
AXA Moderate-Plus Allocation ..............      B         0.35%       10.19           --
AXA Moderate-Plus Allocation ..............      B         0.65%       10.17        8,466
AXA Moderate-Plus Allocation ..............      B         0.75%       10.17        5,689

Dreyfus Stock Index Fund, Inc. ............   Initial      0.35%   $   11.26       18,046
Dreyfus Stock Index Fund, Inc. ............   Initial      0.65%       11.10      166,425
Dreyfus Stock Index Fund, Inc. ............   Initial      0.75%       10.69       44,023

EQ/AllianceBernstein Small Cap Growth .....      A         0.35%   $   14.52          492
EQ/AllianceBernstein Small Cap Growth .....      A         0.65%       13.42       11,293

EQ/AllianceBernstein Value ................      A         0.35%   $   16.73           --
EQ/AllianceBernstein Value ................      A         0.65%       12.92        9,506
EQ/AllianceBernstein Value ................      A         0.35%       15.58        2,345

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                           Mortality
                                                                                               &         Unit
                                                                                            Expense      Fair         Units
               Fund Name                                   Option                  Class     Ratio       Value     Outstanding
---------------------------------------   --------------------------------------- ------- ---------- ------------ ------------
EQ/BlackRock Basic Value Equity .......   MONY Variable Universal Life Option 2      B        0.35%   $   14.52        5,162

EQ/Bond Index .........................   MONY Custom Estate Master                  A        0.35%   $   13.21          173
EQ/Bond Index .........................   MONY Strategist                            A        0.60%       32.55          333
EQ/Bond Index .........................   MONY Custom Equity Master                  A        0.65%       14.05       13,648
EQ/Bond Index .........................   MONY Equity Master                         A        0.75%       16.05       12,484

EQ/Boston Advisors Equity Income ......   Survivorship Variable Universal Life       B        0.35%   $   16.64        2,453
EQ/Boston Advisors Equity Income ......   MONY Variable Universal Life Option 1      B        0.65%       15.74       10,627
EQ/Boston Advisors Equity Income ......   MONY Variable Universal Life Option 2      B        0.35%       16.64        6,278
EQ/Boston Advisors Equity Income ......   MONY Custom Estate Master                  B        0.35%       15.46        5,058
EQ/Boston Advisors Equity Income ......   MONY Strategist                            A        0.60%       12.06        3,101
EQ/Boston Advisors Equity Income ......   MONY Custom Equity Master                  B        0.65%       14.49       37,996
EQ/Boston Advisors Equity Income ......   MONY Equity Master                         B        0.75%       14.53       11,598

EQ/Calvert Socially Responsible .......   Survivorship Variable Universal Life       B        0.35%   $   12.23        1,204
EQ/Calvert Socially Responsible .......   MONY Variable Universal Life Option 1      B        0.65%       12.15        2,112
EQ/Calvert Socially Responsible .......   MONY Custom Estate Master                  A        0.35%        7.96        7,445
EQ/Calvert Socially Responsible .......   MONY Custom Equity Master                  A        0.65%        8.19       32,459
EQ/Calvert Socially Responsible .......   MONY Equity Master                         A        0.75%        9.90        2,418

EQ/Capital Guardian Research ..........   MONY Strategist                            A        0.60%   $   11.74       13,495
EQ/Capital Guardian Research ..........   MONY Variable Universal Life Option 2      A        0.35%       14.38        4,738
EQ/Capital Guardian Research ..........   MONY Custom Estate Master                  A        0.35%       10.53        3,659
EQ/Capital Guardian Research ..........   MONY Custom Equity Master                  A        0.65%       11.09       23,848
EQ/Capital Guardian Research ..........   MONY Equity Master                         A        0.75%       12.92        3,588

EQ/Caywood-Scholl High Yield Bond .....   MONY Custom Estate Master                  B        0.35%   $   15.42        5,412
EQ/Caywood-Scholl High Yield Bond .....   MONY Custom Equity Master                  B        0.65%       15.60       24,048
EQ/Caywood-Scholl High Yield Bond .....   MONY Equity Master                         B        0.75%       18.28       35,815

EQ/FI Mid Cap .........................   Survivorship Variable Universal Life       A        0.35%   $   17.10        9,398
EQ/FI Mid Cap .........................   MONY Variable Universal Life Option 1      A        0.65%       17.32       23,386
EQ/FI Mid Cap .........................   MONY Variable Universal Life Option 2      A        0.35%       16.81        8,696

EQ/GAMCO Small Company Value ..........   Survivorship Variable Universal Life       B        0.35%   $   18.82        5,561
EQ/GAMCO Small Company Value ..........   MONY Variable Universal Life Option 1      B        0.65%       20.35       48,539
EQ/GAMCO Small Company Value ..........   MONY Variable Universal Life Option 2      B        0.35%       17.95       21,906
EQ/GAMCO Small Company Value ..........   MONY Custom Estate Master                  B        0.35%       21.08       17,984
EQ/GAMCO Small Company Value ..........   MONY Custom Equity Master                  B        0.65%       21.80       61,814
EQ/GAMCO Small Company Value ..........   MONY Equity Master                         B        0.75%       41.43      178,165

EQ/Government Securities ..............   Survivorship Variable Universal Life       A        0.35%   $   11.86        4,149
EQ/Government Securities ..............   MONY Variable Universal Life Option 1      A        0.65%       11.74       32,323
EQ/Government Securities ..............   MONY Variable Universal Life Option 2      A        0.35%       11.22        3,154
EQ/Government Securities ..............   MONY Custom Estate Master                  A        0.35%       12.54        5,649
EQ/Government Securities ..............   MONY Custom Equity Master                  A        0.65%       13.76       17,218
EQ/Government Securities ..............   MONY Equity Master                         A        0.75%       15.21       21,020

EQ/International Growth ...............   MONY Custom Estate Master                  B        0.35%   $   10.87       12,644
EQ/International Growth ...............   MONY Custom Equity Master                  B        0.65%       11.49       56,341
EQ/International Growth ...............   MONY Equity Master                         B        0.75%       17.39      137,155

EQ/JPMorgan Core Bond .................   Survivorship Variable Universal Life       A        0.35%   $   14.45       13,871
EQ/JPMorgan Core Bond .................   MONY Variable Universal Life Option 1      A        0.65%       14.24       42,709
EQ/JPMorgan Core Bond .................   MONY Variable Universal Life Option 2      A        0.35%       11.92       10,108
EQ/JPMorgan Core Bond .................   MONY Custom Estate Master                  A        0.35%       13.80        7,677
EQ/JPMorgan Core Bond .................   MONY Custom Equity Master                  A        0.65%       13.85        8,744

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                          Mortality
                                                                                              &         Unit
                                                                                           Expense      Fair         Units
               Fund Name                                  Option                  Class     Ratio       Value     Outstanding
--------------------------------------   --------------------------------------- ------- ---------- ------------ ------------
EQ/Long Term Bond ....................   Survivorship Variable Universal Life       A        0.35%   $   13.54          541
EQ/Long Term Bond ....................   MONY Variable Universal Life Option 1      A        0.65%       13.75       14,740
EQ/Long Term Bond ....................   MONY Variable Universal Life Option 2      A        0.35%       12.28        1,353
EQ/Long Term Bond ....................   MONY Custom Estate Master                  A        0.35%       16.10        4,442
EQ/Long Term Bond ....................   MONY Strategist                            A        0.60%       44.84          337
EQ/Long Term Bond ....................   MONY Custom Equity Master                  A        0.65%       16.38       15,668
EQ/Long Term Bond ....................   MONY Equity Master                         A        0.75%       18.94       22,267

EQ/Lord Abbett Growth and Income .....   Survivorship Variable Universal Life       A        0.35%   $   14.75        4,218
EQ/Lord Abbett Growth and Income .....   MONY Variable Universal Life Option 1      A        0.65%       14.55       32,265
EQ/Lord Abbett Growth and Income .....   MONY Variable Universal Life Option 2      A        0.35%       15.33       12,580
EQ/Lord Abbett Growth and Income .....   MONY Custom Estate Master                  A        0.35%       15.60       10,213
EQ/Lord Abbett Growth and Income .....   MONY Custom Equity Master                  A        0.65%       14.94       18,108

EQ/Lord Abbett Mid Cap Value .........   Survivorship Variable Universal Life       A        0.35%   $   18.08        4,853
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Universal Life Option 1      A        0.65%       16.33       15,934
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Universal Life Option 2      A        0.35%       16.35        6,632
EQ/Lord Abbett Mid Cap Value .........   MONY Custom Estate Master                  A        0.35%       20.40        7,789
EQ/Lord Abbett Mid Cap Value .........   MONY Custom Equity Master                  A        0.65%       15.94       13,654

EQ/Marsico Focus .....................   Custom Estate Master                       B        0.35%   $   13.15       14,261
EQ/Marsico Focus .....................   Custom Equity Master                       B        0.65%       13.06       60,840
EQ/Marsico Focus .....................   Equity Master                              B        0.75%       13.03       27,362

EQ/Money Market ......................   Survivorship Variable Universal Life       A        0.35%   $   11.03       20,832
EQ/Money Market ......................   MONY Variable Universal Life Option 1      A        0.65%       10.95       85,557
EQ/Money Market ......................   MONY Variable Universal Life Option 2      A        0.35%       11.03       17,685
EQ/Money Market ......................   MONY Custom Estate Master                  A        0.35%       11.03       33,316
EQ/Money Market ......................   MONY Strategist                            A        0.60%       10.97        1,249
EQ/Money Market ......................   MONY Custom Equity Master                  A        0.65%       10.95       91,975
EQ/Money Market ......................   MONY Equity Master                         A        0.75%       10.92       55,245

EQ/Montag & Caldwell Growth ..........   Survivorship Variable Universal Life       B        0.35%   $   15.54        3,160
EQ/Montag & Caldwell Growth ..........   MONY Variable Universal Life Option 1      B        0.65%       12.97       85,936
EQ/Montag & Caldwell Growth ..........   MONY Variable Universal Life Option 2      B        0.35%       14.90       33,484
EQ/Montag & Caldwell Growth ..........   MONY Custom Estate Master                  B        0.35%       10.57       42,334
EQ/Montag & Caldwell Growth ..........   MONY Custom Equity Master                  B        0.65%       10.48      263,780
EQ/Montag & Caldwell Growth ..........   MONY Equity Master                         B        0.75%       10.40       30,323

EQ/PIMCO Real Return .................   Survivorship Variable Universal Life       B        0.35%   $   10.97           --
EQ/PIMCO Real Return .................   MONY Variable Universal Life Option 1      B        0.65%       12.81       30,320
EQ/PIMCO Real Return .................   MONY Variable Universal Life Option 2      B        0.35%       11.85        6,206
EQ/PIMCO Real Return .................   MONY Custom Estate Master                  B        0.35%       12.82          849
EQ/PIMCO Real Return .................   MONY Custom Equity Master                  B        0.65%       12.64        2,840

EQ/Short Duration Bond ...............   MONY Variable Universal Life Option 1      B        0.65%   $   10.00           --
EQ/Short Duration Bond ...............   MONY Variable Universal Life Option 2      B        0.35%       11.16        3,022

EQ/Small Company Index ...............   MONY Variable Universal Life Option 2      A        0.35%   $   16.05        3,703

EQ/T. Rowe Price Growth Stock ........   MONY Custom Estate Master                  B        0.35%   $   10.44        7,624
EQ/T. Rowe Price Growth Stock ........   MONY Custom Equity Master                  B        0.65%        8.67      157,277
EQ/T. Rowe Price Growth Stock ........   MONY Master                                B        0.75%       15.01      458,997

EQ/UBS Growth and Income .............   Survivorship Variable Universal Life       B        0.35%   $   14.14        1,656
EQ/UBS Growth and Income .............   MONY Variable Universal Life Option 1      B        0.65%       13.93       26,084
EQ/UBS Growth and Income .............   MONY Variable Universal Life Option 2      B        0.35%       15.40        3,814
EQ/UBS Growth and Income .............   MONY Custom Estate Master                  B        0.35%       11.45        5,610

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                  Fund Name                                    Option
--------------------------------------------- ---------------------------------------
EQ/UBS Growth and Income .................... MONY Custom Equity Master
EQ/UBS Growth and Income .................... MONY Equity Master

EQ/Van Kampen Emerging Markets Equity ....... Survivorship Variable Universal Life
EQ/Van Kampen Emerging Markets Equity ....... MONY Variable Universal Life Option 1

EQ/Van Kampen Mid Cap Growth ................ Survivorship Variable Universal Life
EQ/Van Kampen Mid Cap Growth ................ MONY Variable Universal Life Option 1
EQ/Van Kampen Mid Cap Growth ................ MONY Variable Universal Life Option 2
EQ/Van Kampen Mid Cap Growth ................ MONY Custom Estate Master
EQ/Van Kampen Mid Cap Growth ................ MONY Custom Equity Master

EQ/Van Kampen Real Estate ................... Survivorship Variable Universal Life
EQ/Van Kampen Real Estate ................... MONY Variable Universal Life Option 1
EQ/Van Kampen Real Estate ................... MONY Variable Universal Life Option 2
EQ/Van Kampen Real Estate ................... MONY Custom Estate Master
EQ/Van Kampen Real Estate ................... MONY Custom Equity Master

Fidelity VIP Contrafund(R) .................. MONY Custom Estate Master
Fidelity VIP Contrafund(R) .................. MONY Custom Equity Master
Fidelity VIP Contrafund(R) .................. MONY Equity Master

Franklin Income Securities .................. Survivorship Variable Universal Life
Franklin Income Securities .................. MONY Variable Universal Life Option 1
Franklin Income Securities .................. MONY Variable Universal Life Option 2

Franklin Rising Dividends Securities ........ MONY Variable Universal Life Option 2

Franklin Zero Coupon 2010 ................... MONY Variable Universal Life Option 2

Janus Aspen Series Balanced ................. MONY Custom Estate Master
Janus Aspen Series Balanced ................. MONY Custom Equity Master
Janus Aspen Series Balanced ................. MONY Equity Master

Janus Aspen Series Forty .................... Survivorship Variable Universal Life
Janus Aspen Series Forty .................... MONY Variable Universal Life Option 1
Janus Aspen Series Forty .................... MONY Variable Universal Life Option 2
Janus Aspen Series Forty .................... MONY Custom Estate Master
Janus Aspen Series Forty .................... MONY Custom Equity Master
Janus Aspen Series Forty .................... MONY Equity Master

Janus Aspen Series International Growth ..... Survivorship Variable Universal Life
Janus Aspen Series International Growth ..... MONY Variable Universal Life Option 1
Janus Aspen Series International Growth ..... MONY Variable Universal Life Option 2

Janus Aspen Series Mid Cap Growth ........... MONY Custom Estate Master
Janus Aspen Series Mid Cap Growth ........... MONY Custom Equity Master
Janus Aspen Series Mid Cap Growth ........... MONY Equity Master

Janus Aspen Series Worldwide Growth ......... MONY Custom Estate Master
Janus Aspen Series Worldwide Growth ......... MONY Custom Equity Master
Janus Aspen Series Worldwide Growth ......... MONY Equity Master

MFS(R) Utilities ............................ Survivorship Variable Universal Life
MFS(R) Utilities ............................ MONY Variable Universal Life Option 1
MFS(R) Utilities ............................ MONY Variable Universal Life Option 2

Multimanager High Yield ..................... Survivorship Variable Universal Life
Multimanager High Yield ..................... MONY Variable Universal Life Option 1
Multimanager High Yield ..................... MONY Variable Universal Life Option 2



                                                               Mortality
                                                                   &         Unit
                                                                Expense      Fair        Units
                  Fund Name                        Class         Ratio      Value     Outstanding
--------------------------------------------- --------------- ---------- ----------- ------------
EQ/UBS Growth and Income ....................       B             0.65%      11.46      122,921
EQ/UBS Growth and Income ....................       B             0.75%      11.10       34,314

EQ/Van Kampen Emerging Markets Equity .......       A             0.35%   $  38.29        1,514
EQ/Van Kampen Emerging Markets Equity .......       A             0.65%      39.73        4,357

EQ/Van Kampen Mid Cap Growth ................       A             0.35%   $  12.58        9,907
EQ/Van Kampen Mid Cap Growth ................       A             0.65%      12.18       35,133
EQ/Van Kampen Mid Cap Growth ................       A             0.35%      14.73       10,160
EQ/Van Kampen Mid Cap Growth ................       A             0.35%      24.80        5,084
EQ/Van Kampen Mid Cap Growth ................       A             0.65%      18.91        8,073

EQ/Van Kampen Real Estate ...................       A             0.35%   $  22.44        5,058
EQ/Van Kampen Real Estate ...................       A             0.65%      23.57       16,796
EQ/Van Kampen Real Estate ...................       A             0.35%      19.00       10,458
EQ/Van Kampen Real Estate ...................       A             0.35%      17.96        1,143
EQ/Van Kampen Real Estate ...................       A             0.65%      22.10       18,607

Fidelity VIP Contrafund(R) ..................    Service          0.35%   $  16.49       19,140
Fidelity VIP Contrafund(R) ..................    Service          0.65%      16.57      137,227
Fidelity VIP Contrafund(R) ..................    Service          0.75%      16.12       76,188

Franklin Income Securities ..................       2             0.35%   $   9.99        5,476
Franklin Income Securities ..................       2             0.65%       9.98       64,876
Franklin Income Securities ..................       2             0.35%      15.18       27,169

Franklin Rising Dividends Securities ........       2             0.35%   $  13.85        3,192

Franklin Zero Coupon 2010 ...................       2             0.35%   $  11.65          744

Janus Aspen Series Balanced ................. Institutional       0.35%   $  14.33        5,622
Janus Aspen Series Balanced ................. Institutional       0.65%      13.81       47,414
Janus Aspen Series Balanced ................. Institutional       0.75%      14.32        7,489

Janus Aspen Series Forty ....................    Service          0.35%   $  20.44        2,511
Janus Aspen Series Forty ....................    Service          0.65%      20.62       11,022
Janus Aspen Series Forty ....................    Service          0.35%      20.67        2,443
Janus Aspen Series Forty .................... Institutional       0.35%      11.50        7,217
Janus Aspen Series Forty .................... Institutional       0.65%      12.73       68,341
Janus Aspen Series Forty .................... Institutional       0.75%      12.55       62,481

Janus Aspen Series International Growth .....    Service          0.35%   $  30.79        3,411
Janus Aspen Series International Growth .....    Service          0.65%      30.64       14,662
Janus Aspen Series International Growth .....    Service          0.35%      31.81        4,722

Janus Aspen Series Mid Cap Growth ........... Institutional       0.35%   $   6.60       17,152
Janus Aspen Series Mid Cap Growth ........... Institutional       0.65%       7.83      195,500
Janus Aspen Series Mid Cap Growth ........... Institutional       0.75%      14.06        7,468

Janus Aspen Series Worldwide Growth ......... Institutional       0.35%   $   8.70       28,482
Janus Aspen Series Worldwide Growth ......... Institutional       0.65%       8.17      137,050
Janus Aspen Series Worldwide Growth ......... Institutional       0.75%       7.85       69,780

MFS(R) Utilities ............................    Initial          0.35%   $  18.97        1,170
MFS(R) Utilities ............................    Initial          0.65%      29.17        4,215
MFS(R) Utilities ............................    Initial          0.35%      27.38        7,782

Multimanager High Yield .....................       A             0.35%   $  14.93        1,240
Multimanager High Yield .....................       A             0.65%      15.12        9,174
Multimanager High Yield .....................       A             0.35%      12.74        2,682

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007


                Fund Name                                 Option
---------------------------------------- ---------------------------------------
Multimanager Small Cap Growth .......... Survivorship Variable Universal Life
Multimanager Small Cap Growth .......... MONY Variable Universal Life Option 1
Multimanager Small Cap Growth .......... MONY Variable Universal Life Option 2
Multimanager Small Cap Growth .......... MONY Custom Estate Master
Multimanager Small Cap Growth .......... MONY Custom Equity Master
Multimanager Small Cap Growth .......... MONY Equity Master

Oppenheimer Global Securities .......... MONY Variable Universal Life Option 2

PIMCO Global Bond (Unhedged) ........... Survivorship Variable Universal Life
PIMCO Global Bond (Unhedged) ........... MONY Variable Universal Life Option 1
PIMCO Global Bond (Unhedged) ........... MONY Variable Universal Life Option 2
PIMCO Global Bond (Unhedged) ........... MONY Custom Estate Master
PIMCO Global Bond (Unhedged) ........... MONY Custom Equity Master

PIMCO StocksPLUS Growth and Income ..... Survivorship Variable Universal Life
PIMCO StocksPLUS Growth and Income ..... MONY Variable Universal Life Option 1
PIMCO StocksPLUS Growth and Income ..... MONY Variable Universal Life Option 2

UIF Global Value Equity ................ Survivorship Variable Universal Life
UIF Global Value Equity ................ MONY Variable Universal Life Option 1



                                                           Mortality
                                                               &         Unit
                                                            Expense      Fair         Units
                Fund Name                      Class         Ratio       Value     Outstanding
---------------------------------------- ---------------- ---------- ------------ ------------
Multimanager Small Cap Growth ..........         B            0.35%   $   12.93       6,454
Multimanager Small Cap Growth ..........         B            0.65%       13.26      20,394
Multimanager Small Cap Growth ..........         B            0.35%       14.37      14,720
Multimanager Small Cap Growth ..........         B            0.35%       12.34       3,496
Multimanager Small Cap Growth ..........         B            0.65%       12.12      57,032
Multimanager Small Cap Growth ..........         B            0.75%       13.00       6,914

Oppenheimer Global Securities ..........      Service         0.35%   $   18.73      10,005

PIMCO Global Bond (Unhedged) ...........  Administrative      0.35%   $   15.16         819
PIMCO Global Bond (Unhedged) ...........  Administrative      0.65%       15.64      10,392
PIMCO Global Bond (Unhedged) ...........  Administrative      0.35%       12.36       7,829
PIMCO Global Bond (Unhedged) ...........  Administrative      0.35%       11.63          --
PIMCO Global Bond (Unhedged) ...........  Administrative      0.65%       14.88       5,035

PIMCO StocksPLUS Growth and Income .....  Administrative      0.35%   $   14.45      11,346
PIMCO StocksPLUS Growth and Income .....  Administrative      0.65%       14.68      37,538
PIMCO StocksPLUS Growth and Income .....  Administrative      0.35%       15.04       6,154

UIF Global Value Equity ................         I            0.35%   $   13.01          --
UIF Global Value Equity ................         I            0.65%       16.03       6,029

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                             AIM V.I.             AIM V.I.
                                                        Financial Services   Global Health Care
                                                       -------------------- --------------------
Income:
   Dividend income .....................................      $  1,518            $    --
Expenses:
Mortality and expense risk charges ...................           (492)               (780)
                                                            ---------                ----
   Net investment income (loss) .........................       1,026                (780)
                                                            ---------                ----
Realized gain (loss) on investments:
   Net realized gain (loss) on sale of fund shares .....        1,924               5,293
   Realized gain distributions .........................        5,730                  --
                                                            ---------               -----
Realized gain/(loss)                                            7,654               5,293
                                                            ---------               -----
Change in unrealized appreciation (depreciation)              (29,183)              8,424
                                                            ---------               -----
Net increase/(decrease in net assets
   resulting from operations. ..........................    $ (20,503)            $12,937
                                                            =========             =======



                                                         AIM V.I.     All Asset    AXA Aggressive   AXA Conservative
                                                        Technology    Allocation    Allocation(a)     Allocation(a)
                                                       ------------ ------------- ---------------- ------------------
Income:
   Dividend income .....................................  $   --     $   356,690     $    868              $--
Expenses:
Mortality and expense risk charges ...................      (147)        (73,186)         (19)              --
                                                            ----     -----------     --------              ---
Net investment income (loss) .........................      (147)        283,504          849               --
                                                            ----     -----------     --------              ---
Realized gain (loss) on investments:
   Net realized gain (loss) on sale of fund shares .....     264        (197,700)          (8)              --
   Realized gain distributions .........................      --              --          679               --
                                                            ----     -----------     ----------            ---
Realized gain/(loss)                                         264        (197,700)         671               --
                                                            ----     -----------     ----------            ---
Change in unrealized appreciation (depreciation)           1,335         281,866       (1,942)              --
                                                           -----     -----------     ----------            ---
Net increase/(decrease in net assets
   resulting from operations. ..........................  $1,452     $   367,670     $   (422)             $--
                                                          ======     ===========     ==========            ===

-------
(a)   Commenced operations on June 15, 2007.
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        AXA Conservative-Plus   AXA Moderate   AXA Moderate-Plus
                                                            Allocation(a)      Allocation(a)     Allocation(a)
                                                       ---------------------- --------------- -------------------
Income:
   Dividend income .....................................         $--               $ 497           $   5,804
Expenses:
Mortality and expense risk charges ...................            --                 (59)               (475)
                                                                 ---               -----           ---------
Net investment income (loss) .........................                               438               5,329
                                                                 ---               -----           ---------
Realized gain (loss) on investments:
   Net realized gain (loss) on sale of fund shares .....          --                   9                 972
   Realized gain distributions .........................          --                 107               3,402
                                                                 ---               -----           ---------
Realized gain/(loss)                                                                 116               4,374
                                                                 ---               -----           ---------
Change in unrealized appreciation (depreciation)                  --                 140              (3,870)
                                                                 ---               -----           ---------
Net increase/(decrease in net assets
   resulting from operations. ..........................         $--               $ 694           $   5,833
                                                                 ===               =====           =========



                                                          Dreyfus Stock    EQ/AllianceBernstein   EQ/AllianceBernstein
                                                        Index Fund, Inc.    Small Cap Growth(b)         Value(c)
                                                       ------------------ ---------------------- ----------------------
Income:
   Dividend income .....................................   $  43,668                    --            $    2,675
Expenses:
Mortality and expense risk charges ...................      (16,573)                 (376)                  (116)
                                                           ---------            ---------              ----------
Net investment income (loss) .........................        27,095                 (376)                 2,559
                                                           ---------            ----------             ----------
Realized gain (loss) on investments:
   Net realized gain (loss) on sale of fund shares .....     164,626                 1,147                    362
   Realized gain distributions .........................          --                19,520                  9,658
                                                           ---------            ----------             ----------
Realized gain/(loss)                                         164,626                20,667                 10,020
                                                           ---------            ----------             ----------
Change in unrealized appreciation (depreciation)            (81,275)              (12,373)               (12,962)
                                                           ---------            ----------             ----------
Net increase/(decrease in net assets
   resulting from operations. ..........................   $ 110,446            $    7,918             $    (383)
                                                           =========            ==========             ==========

-------
(a)   Commenced operations on June 15, 2007.
(b)   Commenced operations on August 17, 2007.
(c)   Commenced operations on November 16, 2007.
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        EQ/BlackRock
                                                        Basic Value                   EQ/Boston Advisors
                                                         Equity(c)    EQ/Bond Index      Equity Income
                                                       ------------- --------------- --------------------
Income:
   Dividend income .....................................  $     837     $ 20,919         $    21,305
Expenses:
Mortality and expense risk charges ...................         (33)       (2,641)            (6,980)
                                                         ---------      --------         -----------
Net investment income (loss) .........................         804        18,278              14,325
                                                         ---------      --------         -----------
Realized gain (loss) on investments:
   Net realized gain (loss) on sale of fund shares .....       236        (8,231)             51,360
   Realized gain distributions .........................     5,642            --              77,349
                                                         ---------      --------         -----------
Realized gain/(loss)                                         5,878        (8,231)            128,709
                                                         ---------      --------         -----------
Change in unrealized appreciation (depreciation)            (6,503)       11,953           (110,616)
                                                         ---------      --------         -----------
Net increase/(decrease in net assets
   resulting from operations. .......................... $     179      $ 22,000         $    32,418
                                                         =========      ========         ===========



                                                             EQ/Calvert            EQ/Capital      EQ/Caywood-Scholl
                                                        Socially Responsible   Guardian Research    High Yield Bond
                                                       ---------------------- ------------------- ------------------
Income:
   Dividend income .....................................      $  1,715             $   7,273          $   73,595
Expenses:
Mortality and expense risk charges ...................         (2,252)               (1,306)             (8,038)
                                                              --------             ---------          ----------
Net investment income (loss) .........................           (537)                5,967              65,557
                                                              --------             ---------          ----------
Realized gain (loss) on investments:
   Net realized gain (loss) on sale of fund shares .....        13,973                 7,141              17,841
   Realized gain distributions .........................        17,300                 6,238                  --
                                                              --------             ---------          ----------
Realized gain/(loss)                                            31,273                13,379              17,841
                                                              --------             ---------          ----------
Change in unrealized appreciation (depreciation)                10,258              (23,151)            (61,692)
                                                              --------             ---------          ----------
Net increase/(decrease in net assets
   resulting from operations. ..........................      $ 40,994             $  (3,805)         $   21,706
                                                              ========             =========          ==========

-------
(c)   Commenced operations on November 16, 2007.
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                           EQ/GAMCO
                                                                        Small Company
                                                        EQ/FI Mid Cap       Value
                                                       --------------- ---------------
Income:
   Dividend income .....................................  $      --       $  45,640
Expenses:
Mortality and expense risk charges ...................      (3,615)        (76,315)
                                                         ----------       ---------
Net investment income (loss) .........................      (3,615)        (30,675)
                                                         ----------       ---------
Realized gain (loss) on investments:
   Net realized gain (loss) on sale of fund shares .....     24,838         526,689
   Realized gain distributions .........................     94,405         378,913
                                                         ----------       ---------
Realized gain/(loss)                                        119,243         905,602
                                                         ----------       ---------
Change in unrealized appreciation (depreciation)            (69,740)          7,624
                                                         ----------       ---------
Net increase/(decrease in net assets
   resulting from operations. .......................... $   45,888       $ 882,551
                                                         ==========       =========



                                                        EQ/Government   EQ/International   EQ/JPMorgan    EQ/Long
                                                          Securities         Growth         Core Bond    Term Bond
                                                       --------------- ------------------ ------------- ----------
Income:
   Dividend income ..................................... $   49,793        $  16,253       $   53,207    $ 39,717
Expenses:
Mortality and expense risk charges ...................      (6,572)         (21,811)          (5,227)     (6,124)
                                                         ----------        ---------       ----------    --------
Net investment income (loss) .........................       43,221           (5,558)          47,980      33,593
                                                         ----------        ---------       ----------    --------
Realized gain (loss) on investments:
   Net realized gain (loss) on sale of fund shares .....   (12,755)           99,628           (5,346)        470
   Realized gain distributions .........................         --          110,997               --          --
                                                         ----------        ---------       ----------    --------
Realized gain/(loss)                                        (12,755)         210,625           (5,346)        470
                                                         ----------        ---------       ----------    --------
Change in unrealized appreciation (depreciation)             29,953          221,474          (16,310)     29,428
                                                         ----------        ---------       ----------    --------
Net increase/(decrease in net assets
   resulting from operations. .......................... $   60,419        $ 426,541       $   26,324    $ 63,491
                                                         ==========        =========       ==========    ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        EQ/Lord Abbett  EQ/Lord Abbett
                                                          Growth and        Mid Cap
                                                            Income           Value
                                                       --------------- ----------------
Income:
   Dividend income ..................................... $   15,894      $     6,411
Expenses:
Mortality and expense risk charges ...................      (6,444)          (4,801)
                                                         ----------      -----------
Net investment income (loss) .........................        9,450            1,610
                                                         ----------      -----------
Realized gain (loss) on investments:
   Net realized gain (loss) on sale of fund shares .....     62,433           61,462
   Realized gain distributions .........................     44,268           56,245
                                                         ----------      -----------
Realized gain/(loss)                                        106,701          117,707
                                                         ----------      -----------
Change in unrealized appreciation (depreciation)           (78,481)        (115,438)
                                                         ----------      -----------
Net increase/(decrease in net assets
   resulting from operations. .......................... $   37,670      $     3,879
                                                         ==========      ===========



                                                        EQ/Marsico    EQ/Money      EQ/Montag &      EQ/PIMCO
                                                           Focus       Market     Caldwell Growth   Real Return
                                                       ------------ ------------ ----------------- ------------
Income:
   Dividend income ...................................  $   2,224    $ 169,013       $   9,430       $ 12,185
Expenses:
Mortality and expense risk charges ...................    (8,281)     (20,731)         (28,719)        (2,758)
                                                        ---------    ---------       ---------       --------
Net investment income (loss) .........................    (6,057)      148,282         (19,289)         9,427
                                                        ---------    ---------       ---------       --------
Realized gain (loss) on investments:
   Net realized gain (loss) on sale of fund shares ...     80,660           32         252,201        (2,431)
   Realized gain distributions .......................    105,630           --              --          4,358
                                                        ---------    ---------       ---------       --------
Realized gain/(loss)                                      186,290           32         252,201          1,927
                                                        ---------    ---------       ---------       --------
Change in unrealized appreciation (depreciation)          (18,707)         133         645,492         37,518
                                                        ---------    ---------       ---------       --------
Net increase/(decrease in net assets
   resulting from operations. ........................  $ 161,526    $ 148,447       $ 878,404       $ 48,872
                                                        =========    =========       =========       ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                           EQ/Short         EQ/Small
                                                        Duration Bond   Company Index(c)
                                                       --------------- ------------------
Income:
 Dividend income .....................................     $1,321          $     977
Expenses:
Mortality and expense risk charges ...................       (109)               (26)
                                                           ------          ---------
Net investment income (loss) .........................      1,212                951
                                                           ------          ---------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....        182                163
 Realized gain distributions .........................         --              4,070
                                                           ------          ---------
Realized gain/(loss)                                          182              4,233
                                                           ------          ---------
Change in unrealized appreciation (depreciation)               98             (5,371)
                                                           ------          ---------
Net increase/(decrease in net assets
 resulting from operations. ..........................     $1,492          $    (187)
                                                           ======          =========



                                                                              EQ/UBS       EQ/Van Kampen    EQ/Van Kampen
                                                        EQ/T. Rowe Price    Growth and   Emerging Markets      Mid Cap
                                                          Growth Stock        Income          Equity          Growth(b)
                                                       ------------------ ------------- ------------------ ---------------
Income:
 Dividend income .....................................    $     6,147      $    19,135       $     --        $    4,531
Expenses:
Mortality and expense risk charges ...................        (62,253)         (15,500)        (1,074)             (974)
                                                          -----------      -----------         ------        ----------
Net investment income (loss) .........................        (56,106)           3,635         (1,074)            3,557
                                                          -----------      -----------         ------        ----------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....       (174,505)         115,743         11,645             6,858
 Realized gain distributions .........................        455,351               --         40,095            36,185
                                                          -----------      -----------         ------        ----------
Realized gain/(loss)                                          280,846          115,743         51,740            43,043
                                                          -----------      -----------         ------        ----------
Change in unrealized appreciation (depreciation)              303,897         (107,329)        14,678           (12,512)
                                                          -----------      -----------         ------        ----------
Net increase/(decrease in net assets
 resulting from operations. ..........................    $   528,637      $    12,049       $ 65,344        $   34,088
                                                          ===========      ===========       ========        ==========

-------

(b) Commenced operations on August 17, 2007.

(c) Commenced operations on November 16, 2007.

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                         EQ/Van Kampen    Fidelity VIP        Franklin
                                                        Real Estate(b)   Contrafund(R)   Income Securities
                                                       ---------------- --------------- -------------------
Income:
 Dividend income .....................................    $   11,170      $    30,262         $2,452
Expenses:
Mortality and expense risk charges ...................        (2,620)         (17,118)          (950)
                                                          ----------      -----------         ------
Net investment income (loss) .........................         8,550           13,144          1,502
                                                          ----------      -----------         ------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....        19,657          284,268          5,048
 Realized gain distributions .........................         7,194          898,745            455
                                                          ----------      -----------         ------
Realized gain/(loss)                                          26,851        1,183,013          5,503
                                                          ----------      -----------         ------
Change in unrealized appreciation (depreciation)            (143,091)        (733,576)         2,629
                                                          ----------      -----------         ------
Net increase/(decrease in net assets
 resulting from operations. ..........................    $ (107,690)     $   462,581         $9,634
                                                          ==========      ===========         ======



                                                            Franklin
                                                        Rising Dividends       Franklin         Janus Aspen
                                                           Securities      Zero Coupon 2010   Series Balanced
                                                       ------------------ ------------------ ----------------
Income:
 Dividend income .....................................      $    963            $ 410            $ 21,403
Expenses:
Mortality and expense risk charges ...................          (146)             (31)             (5,325)
                                                            --------            -----            --------
Net investment income (loss) .........................           817              379              16,078
                                                            --------            -----            --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....         1,341              (93)             47,370
 Realized gain distributions .........................           591               --                  --
                                                            --------            -----            --------
Realized gain/(loss)                                           1,932              (93)             47,370
                                                            --------            -----            --------
Change in unrealized appreciation (depreciation)              (4,316)             474              14,349
                                                            --------            -----            --------
Net increase/(decrease in net assets
 resulting from operations. ..........................      $ (1,567)           $ 760            $ 77,797
                                                            ========            =====            ========

-------

(b) Commenced operations on August 17, 2007.

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                            Janus Aspen
                                                         Janus Aspen   Series International
                                                        Series Forty          Growth
                                                       -------------- ----------------------
Income:
 Dividend income .....................................   $   5,628           $  2,812
Expenses:
Mortality and expense risk charges ...................     (11,094)            (3,404)
                                                         ---------           --------
Net investment income (loss) .........................      (5,466)              (592)
                                                         ---------           --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....     114,287             56,808
 Realized gain distributions .........................          --                 --
                                                         ---------           --------
Realized gain/(loss)                                       114,287             56,808
                                                         ---------           --------
Change in unrealized appreciation (depreciation)           416,041             93,874
                                                         ---------           --------
Net increase/(decrease in net assets
 resulting from operations. ..........................   $ 524,862           $150,090
                                                         =========           ========



                                                        Janus Aspen      Janus Aspen
                                                         Series Mid   Series Worldwide                      Multimanager
                                                         Cap Growth        Growth        MFS(R) Utilities    High Yield
                                                       ------------- ------------------ ------------------ -------------
Income:
 Dividend income .....................................   $   3,550       $  14,335           $  3,034        $ 14,822
Expenses:
Mortality and expense risk charges ...................     (10,337)        (11,999)            (1,462)         (1,013)
                                                         ---------       ---------           --------        --------
Net investment income (loss) .........................      (6,787)          2,336              1,572          13,809
                                                         ---------       ---------           --------        --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....     106,422         117,097             32,258             239
 Realized gain distributions .........................       8,573              --             21,993              --
                                                         ---------       ---------           --------        --------
Realized gain/(loss)                                       114,995         117,097             54,251             239
                                                         ---------       ---------           --------        --------
Change in unrealized appreciation (depreciation)           197,637          31,793             20,004          (9,737)
                                                         ---------       ---------           --------        --------
Net increase/(decrease in net assets
 resulting from operations. ..........................   $ 305,845       $ 151,226           $ 75,827        $  4,311
                                                         =========       =========           ========        ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        Multimanager
                                                         Small Cap       Oppenheimer
                                                           Growth     Global Securities
                                                       ------------- -------------------
Income:
 Dividend income .....................................  $        --       $   1,871
Expenses:
Mortality and expense risk charges ...................       (8,452)           (607)
                                                        -----------       ---------
Net investment income (loss) .........................       (8,452)          1,264
                                                        -----------       ---------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....       77,969           7,867
 Realized gain distributions .........................      128,972           7,827
                                                        -----------       ---------
Realized gain/(loss)                                        206,941          15,694
                                                        -----------       ---------
Change in unrealized appreciation (depreciation)           (159,966)         (8,241)
                                                        -----------       ---------
Net increase/(decrease in net assets
 resulting from operations. ..........................  $    38,523       $   8,717
                                                        ===========       =========



                                                          PIMCO Global     PIMCO StocksPLUS    UIF Global
                                                        Bond (Unhedged)   Growth and Income   Value Equity
                                                       ----------------- ------------------- --------------
Income:
 Dividend income .....................................     $  9,506          $   61,244        $   1,456
Expenses:
Mortality and expense risk charges ...................       (1,792)             (4,468)            (554)
                                                           --------          ----------        ---------
Net investment income (loss) .........................        7,714              56,776              902
                                                           --------          ----------        ---------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....       (2,574)             40,197            4,104
 Realized gain distributions .........................        1,743                  --            6,147
                                                           --------          ----------        ---------
Realized gain/(loss)                                           (831)             40,197           10,251
                                                           --------          ----------        ---------
Change in unrealized appreciation (depreciation)             21,521             (49,811)          (6,233)
                                                           --------          ----------        ---------
Net increase/(decrease in net assets
 resulting from operations. ..........................     $ 28,404          $   47,162        $   4,920
                                                           ========          ==========        =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                         AIM V.I.                 AIM V.I.                 AIM V.I.
                                                    Financial Services       Global Health Care           Technology
                                                 ------------------------ ------------------------- ----------------------
                                                     2007         2006        2007         2006         2007       2006
                                                 ------------ ----------- ------------ ------------ ----------- ----------
From operations:
 Net investment income (loss) ..................  $   1,026    $    744     $   (780)   $    (658)   $   (147)   $   (104)
 Net realized gain (loss) ......................      7,654       3,346        5,293        3,324         264          24
 Net change in unrealized appreciation
  (depreciation) ...............................    (29,183)      6,510        8,424        2,128       1,335       1,747
                                                  ---------    --------     --------    ---------    --------    --------
 Net increase (decrease) in net assets from
  operations ...................................    (20,503)     10,600       12,937        4,794       1,452       1,667
                                                  ---------    --------     --------    ---------    --------    --------
Contract transactions:
 Payments received from contractowners .........     17,331      15,967       23,828       22,635       4,938       6,824
 Transfers between subaccounts, net ............      1,560      (1,766)      (5,843)      (1,232)       (196)         80
 Transfers for contract benefits and
  terminations .................................     (5,900)     (8,726)      (8,247)     (11,205)     (1,830)     (1,371)
                                                  ---------    --------     --------    ---------    --------    --------
Net increase (decrease) from contract
 transactions ..................................     12,991       5,475        9,738       10,198       2,912       5,533
                                                  ---------    --------     --------    ---------    --------    --------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................         --          --           --           --          --          --
                                                  ---------    --------     --------    ---------    --------    --------
Net increase/(decrease) in net assets ..........     (7,512)     16,075       22,675       14,992       4,364       7,200
Net assets beginning of period .................     79,151      63,076      112,424       97,432      19,635      12,435
                                                  ---------    --------     --------    ---------    --------    --------
Net assets end of period .......................  $  71,639    $ 79,151     $135,099    $ 112,424    $ 23,999    $ 19,635
                                                  =========    ========     ========    =========    ========    ========
 Units issued during the period ................      1,361       1,202        1,818        1,984         469         757
 Units redeemed during the period ..............       (444)       (783)      (1,077)      (1,133)       (192)       (164)
                                                  ---------    --------     --------    ---------    --------    --------
 Net units issued (redeemed) during period .....        917         419          741          851         277         593
                                                  =========    ========     ========    =========    ========    ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            All Asset             AXA Aggrerssive
                                                           Allocation                Allocation
                                                 ------------------------------- -----------------
                                                       2007            2006           2007 (w)
                                                 --------------- --------------- -----------------
From operations:
 Net investment income (loss) ..................  $     283,504   $     200,829      $    849
 Net realized gain (loss) ......................       (197,700)       (251,811)          671
 Net change in unrealized appreciation
  (depreciation) ...............................        281,866         904,594        (1,942)
                                                  -------------   -------------      --------
 Net increase (decrease) in net assets from
  operations ...................................        367,670         853,612          (422)
                                                  -------------   -------------      --------
Contract transactions:
 Payments received from contractowners .........        998,619       1,117,984           239
 Transfers between subaccounts, net ............       (325,358)       (271,243)       37,502
 Transfers for contract benefits and
  terminations .................................     (1,226,766)     (1,373,137)         (161)
                                                  -------------   -------------      --------
Net increase (decrease) from contract
 transactions ..................................       (553,505)       (526,396)       37,580
                                                  -------------   -------------      --------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................             --              --            --
                                                  -------------   -------------      --------
Net increase/(decrease) in net assets ..........       (185,835)        327,216        37,158
Net assets beginning of period .................      9,885,213       9,557,997            --
                                                  -------------   -------------      --------
Net assets end of period .......................  $   9,699,378   $   9,885,213      $ 37,158
                                                  =============   =============      ========
 Units issued during the period ................         75,285          81,226         3,711
 Units redeemed during the period ..............       (106,869)       (118,360)          (16)
                                                  -------------   -------------      --------
 Net units issued (redeemed) during period .....        (31,584)        (37,134)        3,695
                                                  =============   =============      ========



                                                  AXA Conservative   AXA Conservative-   AXA Moderate
                                                     Allocation       Plus Allocation     Allocation
                                                 ------------------ ------------------- --------------
                                                        2007                2007           2007 (w)
                                                 ------------------ ------------------- --------------
From operations:
 Net investment income (loss) ..................         $--                $--            $   438
 Net realized gain (loss) ......................          --                 --                116
 Net change in unrealized appreciation
  (depreciation) ...............................          --                 --                140
                                                         ---                ---            -------
 Net increase (decrease) in net assets from
  operations ...................................          --                 --                694
                                                         ---                ---            -------
Contract transactions:
 Payments received from contractowners .........          --                 --                450
 Transfers between subaccounts, net ............          --                 --             98,164
 Transfers for contract benefits and
  terminations .................................          --                 --               (429)
                                                         ---                ---            -------
Net increase (decrease) from contract
 transactions ..................................          --                 --             98,185
                                                         ---                ---            -------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................          --                 --                 --
                                                         ---                ---            -------
Net increase/(decrease) in net assets ..........          --                 --             98,879
Net assets beginning of period .................          --                 --                 --
                                                         ---                ---            -------
Net assets end of period .......................         $--                $--            $98,879
                                                         ===                ===            =======
 Units issued during the period ................          --                 --              9,698
 Units redeemed during the period ..............          --                 --                (42)
                                                         ---                ---            -------
 Net units issued (redeemed) during period .....          --                 --              9,656
                                                         ===                ===            =======

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   AXA Moderate-           Dreyfus Stock
                                                  Plus Allocation        Index Fund, Inc.
                                                 ----------------- -----------------------------
                                                      2007 (w)          2007           2006
                                                 ----------------- -------------- --------------
From operations:
 Net investment income (loss) ..................     $  5,329        $   27,095     $   24,174
 Net realized gain (loss) ......................        4,374           164,626         31,197
 Net change in unrealized appreciation
  (depreciation) ...............................       (3,870)          (81,275)       265,912
                                                     --------        ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................        5,833           110,446        321,283
                                                     --------        ----------     ----------
Contract transactions:
 Payments received from contractowners .........       18,060           349,422        402,504
 Transfers between subaccounts, net ............      206,188           (97,835)      (101,553)
 Transfers for contract benefits and
  terminations .................................       (7,965)         (367,637)      (363,090)
                                                     --------        ----------     ----------
Net increase (decrease) from contract
 transactions ..................................      216,283          (116,050)       (62,139)
                                                     --------        ----------     ----------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................           --                 4             --
                                                     --------        ----------     ----------
Net increase/(decrease) in net assets ..........      222,116            (5,600)       259,144
Net assets beginning of period .................           --         2,526,018      2,266,874
                                                     --------        ----------     ----------
Net assets end of period .......................     $222,116        $2,520,418     $2,526,018
                                                     ========        ==========     ==========
 Units issued during the period ................       28,619            36,743         42,943
 Units redeemed during the period ..............       (6,787)          (47,654)       (50,074)
                                                     --------        ----------     ----------
 Net units issued (redeemed) during period .....       21,832           (10,911)        (7,131)
                                                     ========        ==========     ==========



                                                  EQ/AllianceBernstein                         EQ/BlackRock
                                                       Small Cap        EQ/AllianceBernstein    Basic Value
                                                         Growth                 Value             Equity
                                                 --------------------- ---------------------- --------------
                                                      2007 (k) (x)          2007 (v) (y)       2007 (m) (y)
                                                 --------------------- ---------------------- --------------
From operations:
 Net investment income (loss) ..................       $    (376)            $   2,559           $    804
 Net realized gain (loss) ......................          20,667                10,020              5,878
 Net change in unrealized appreciation
  (depreciation) ...............................         (12,373)              (12,962)            (6,503)
                                                       ---------             ---------           --------
 Net increase (decrease) in net assets from
  operations ...................................           7,918                  (383)               179
                                                       ---------             ---------           --------
Contract transactions:
 Payments received from contractowners .........           9,030                 3,544              2,284
 Transfers between subaccounts, net ............         145,777               157,388             74,313
 Transfers for contract benefits and
  terminations .................................          (4,024)               (1,199)            (1,840)
                                                       ---------             ---------           --------
Net increase (decrease) from contract
 transactions ..................................         150,783               159,733             74,757
                                                       ---------             ---------           --------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................              --                    --                 --
                                                       ---------             ---------           --------
Net increase/(decrease) in net assets ..........         158,701               159,350             74,936
Net assets beginning of period .................              --                    --                 --
                                                       ---------             ---------           --------
Net assets end of period .......................       $ 158,701             $ 159,350           $ 74,936
                                                       =========             =========           ========
 Units issued during the period ................          12,172                11,939              5,289
 Units redeemed during the period ..............            (387)                  (88)              (127)
                                                       ---------             ---------           --------
 Net units issued (redeemed) during period .....          11,785                11,851              5,162
                                                       =========             =========           ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                EQ/Boston Advisors              EQ/Calvert
                                                       EQ/Bond Index               Equity Income           Socially Responsible
                                                 ------------------------- ----------------------------- ------------------------
                                                     2007         2006          2007           2006          2007       2006 (a)
                                                 ------------ ------------ -------------- -------------- ------------ -----------
From operations:
 Net investment income (loss) ..................  $  18,278    $  14,754     $   14,325     $   11,294    $    (537)   $    (496)
 Net realized gain (loss) ......................     (8,231)      (4,027)       128,709         84,829       31,273        3,151
 Net change in unrealized appreciation
  (depreciation) ...............................     11,953          161       (110,616)        35,517       10,258        6,645
                                                  ---------    ---------     ----------     ----------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................     22,000       10,888         32,418        131,640       40,994        9,300
                                                  ---------    ---------     ----------     ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........     47,092       49,585        185,316        192,826       47,532       14,456
 Transfers between subaccounts, net ............     14,923       21,133         22,242            175      (16,303)     296,434
 Transfers for contract benefits and
  terminations .................................    (48,990)     (35,983)      (113,128)      (158,737)     (30,594)     (11,943)
                                                  ---------    ---------     ----------     ----------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................     13,025       34,735         94,430         34,264          635      298,947
                                                  ---------    ---------     ----------     ----------    ---------    ---------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................         --           --             --             --           --           --
                                                  ---------    ---------     ----------     ----------    ---------    ---------
Net increase/(decrease) in net assets ..........     35,025       45,623        126,848        165,904       41,629      308,247
Net assets beginning of period .................    370,260      324,637      1,020,665        854,761      347,842       39,595
                                                  ---------    ---------     ----------     ----------    ---------    ---------
Net assets end of period .......................  $ 405,285    $ 370,260     $1,147,513     $1,020,665    $ 389,471    $ 347,842
                                                  =========    =========     ==========     ==========    =========    =========
 Units issued during the period ................      4,894        5,371         17,779         18,215        5,822       43,291
 Units redeemed during the period ..............     (4,024)      (2,899)       (11,500)       (16,145)      (5,679)      (1,594)
                                                  ---------    ---------     ----------     ----------    ---------    ---------
 Net units issued (redeemed) during period .....        870        2,472          6,279          2,070          143       41,697
                                                  =========    =========     ==========     ==========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Capital                EQ/Caywood-Scholl
                                                      Guardian Research             High Yield Bond
                                                 --------------------------- -----------------------------
                                                  2007 (s) (t)      2006          2007           2006
                                                 -------------- ------------ -------------- --------------
From operations:
 Net investment income (loss) ..................   $   5,967      $    368     $   65,557     $   55,700
 Net realized gain (loss) ......................      13,379          (442)        17,841          1,805
 Net change in unrealized appreciation
  (depreciation) ...............................     (23,151)       17,065        (61,692)        19,733
                                                   ---------      --------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................      (3,805)       16,991         21,706         77,238
                                                   ---------      --------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........      10,785         5,678        141,241        145,462
 Transfers between subaccounts, net ............     419,670        (1,982)       (58,345)       (22,095)
 Transfers for contract benefits and
  terminations .................................     (11,333)       (6,700)      (144,689)      (155,579)
                                                   ---------      --------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................     419,122        (3,004)       (61,793)       (32,212)
                                                   ---------      --------     ----------     ----------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................          --            --             --             --
                                                   ---------      --------     ----------     ----------
Net increase/(decrease) in net assets ..........     415,317        13,987        (40,087)        45,026
Net assets beginning of period .................     161,052       147,065      1,153,193      1,108,167
                                                   ---------      --------     ----------     ----------
Net assets end of period .......................   $ 576,369      $161,052     $1,113,106     $1,153,193
                                                   =========      ========     ==========     ==========
 Units issued during the period ................      37,703           517         11,421          9,750
 Units redeemed during the period ..............      (2,226)         (789)       (14,562)       (11,560)
                                                   ---------      --------     ----------     ----------
 Net units issued (redeemed) during period .....      35,477          (272)        (3,141)        (1,810)
                                                   =========      ========     ==========     ==========



                                                         EQ/FI Mid Cap
                                                 ------------------------------
                                                     2007      2006 (d) (h) (n)
                                                 ------------ -----------------
From operations:
 Net investment income (loss) ..................  $  (3,615)      $   1,059
 Net realized gain (loss) ......................    119,243          29,503
 Net change in unrealized appreciation
  (depreciation) ...............................    (69,740)         (3,392)
                                                  ---------       ---------
 Net increase (decrease) in net assets from
  operations ...................................     45,888          27,170
                                                  ---------       ---------
Contract transactions:
 Payments received from contractowners .........    103,292          15,502
 Transfers between subaccounts, net ............     20,042         570,348
 Transfers for contract benefits and
  terminations .................................    (57,975)        (12,394)
                                                  ---------       ---------
Net increase (decrease) from contract
 transactions ..................................     65,359         573,456
                                                  ---------       ---------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................         --              --
                                                  ---------       ---------
Net increase/(decrease) in net assets ..........    111,247         600,626
Net assets beginning of period .................    600,626              --
                                                  ---------       ---------
Net assets end of period .......................  $ 711,873       $ 600,626
                                                  =========       =========
 Units issued during the period ................      8,335             980
 Units redeemed during the period ..............     (4,464)           (811)
                                                  ---------       ---------
 Net units issued (redeemed) during period .....      3,871             169
                                                  =========       =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/GAMCO Small
                                                          Company Value
                                                 -------------------------------
                                                       2007            2006
                                                 --------------- ---------------
From operations:
 Net investment income (loss) ..................  $    (30,675)    $    16,442
 Net realized gain (loss) ......................       905,602         662,547
 Net change in unrealized appreciation
  (depreciation) ...............................         7,624         886,195
                                                  ------------     -----------
 Net increase (decrease) in net assets from
  operations ...................................       882,551       1,565,184
                                                  ------------     -----------
Contract transactions:
 Payments received from contractowners .........       877,159         993,604
 Transfers between subaccounts, net ............      (409,633)       (169,506)
 Transfers for contract benefits and
  terminations .................................    (1,052,717)       (859,175)
                                                  ------------     -----------
Net increase (decrease) from contract
 transactions ..................................      (585,191)        (35,077)
                                                  ------------     -----------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................            --              --
                                                  ------------     -----------
Net increase/(decrease) in net assets ..........       297,360       1,530,107
Net assets beginning of period .................    10,296,421       8,766,314
                                                  ------------     -----------
Net assets end of period .......................  $ 10,593,781     $10,296,421
                                                  ============     ===========
 Units issued during the period ................        36,267          46,086
 Units redeemed during the period ..............       (49,887)        (44,019)
                                                  ------------     -----------
 Net units issued (redeemed) during period .....       (13,620)          2,067
                                                  ============     ===========



                                                        EQ/Government               EQ/International
                                                          Securities                     Growth
                                                 ---------------------------- ----------------------------
                                                      2007           2006          2007           2006
                                                 -------------- ------------- -------------- -------------
From operations:
 Net investment income (loss) ..................   $   43,221    $    38,443    $   (5,558)   $    1,954
 Net realized gain (loss) ......................      (12,755)       (12,605)      210,625        (6,509)
 Net change in unrealized appreciation
  (depreciation) ...............................       29,953          2,189       221,474       529,871
                                                   ----------    -----------    ----------    ----------
 Net increase (decrease) in net assets from
  operations ...................................       60,419         28,027       426,541       525,316
                                                   ----------    -----------    ----------    ----------
Contract transactions:
 Payments received from contractowners .........      186,959        210,893       273,211       269,723
 Transfers between subaccounts, net ............       (9,589)       (77,002)       94,801        56,557
 Transfers for contract benefits and
  terminations .................................     (139,649)      (138,029)     (329,638)     (235,083)
                                                   ----------    -----------    ----------    ----------
Net increase (decrease) from contract
 transactions ..................................       37,721         (4,138)       38,374        91,197
                                                   ----------    -----------    ----------    ----------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................           --             --            11            --
                                                   ----------    -----------    ----------    ----------
Net increase/(decrease) in net assets ..........       98,140         23,889       464,926       616,513
Net assets beginning of period .................      993,609        969,720     2,705,512     2,088,999
                                                   ----------    -----------    ----------    ----------
Net assets end of period .......................   $1,091,749    $   993,609    $3,170,438    $2,705,512
                                                   ==========    ===========    ==========    ==========
 Units issued during the period ................       18,182         18,987        40,665        33,340
 Units redeemed during the period ..............      (15,225)       (19,531)      (33,483)      (24,077)
                                                   ----------    -----------    ----------    ----------
 Net units issued (redeemed) during period .....        2,957           (544)        7,182         9,263
                                                   ==========    ===========    ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/JPMorgan
                                                           Core Bond
                                                 -----------------------------
                                                    2007 (u)     2006 (e) (h)
                                                 -------------- --------------
From operations:
 Net investment income (loss) ..................   $   47,980     $  39,895
 Net realized gain (loss) ......................       (5,346)           83
 Net change in unrealized appreciation
  (depreciation) ...............................      (16,310)      (32,070)
                                                   ----------     ---------
 Net increase (decrease) in net assets from
  operations ...................................       26,324         7,908
                                                   ----------     ---------
Contract transactions:
 Payments received from contractowners .........      190,459        29,358
 Transfers between subaccounts, net ............      118,090       879,482
 Transfers for contract benefits and
  terminations .................................      (86,388)       (9,140)
                                                   ----------     ---------
Net increase (decrease) from contract
 transactions ..................................      222,161       899,700
                                                   ----------     ---------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................           --            --
                                                   ----------     ---------
Net increase/(decrease) in net assets ..........      248,485       907,608
Net assets beginning of period .................      907,608            --
                                                   ----------     ---------
Net assets end of period .......................   $1,156,093     $ 907,608
                                                   ==========     =========
 Units issued during the period ................       27,794         2,322
 Units redeemed during the period ..............      (11,602)         (777)
                                                   ----------     ---------
 Net units issued (redeemed) during period .....       16,192         1,545
                                                   ==========     =========



                                                          EQ/Long                  EQ/Lord Abbett
                                                         Term Bond               Growth and Income
                                                 -------------------------- ----------------------------
                                                     2007          2006          2007       2006 (b) (h)
                                                 ------------ ------------- -------------- -------------
From operations:
 Net investment income (loss) ..................  $  33,593    $    30,851    $    9,450    $    7,782
 Net realized gain (loss) ......................        470           (701)      106,701        10,842
 Net change in unrealized appreciation
  (depreciation) ...............................     29,428        (18,827)      (78,481)       23,621
                                                  ---------    -----------    ----------    ----------
 Net increase (decrease) in net assets from
  operations ...................................     63,491         11,323        37,670        42,245
                                                  ---------    -----------    ----------    ----------
Contract transactions:
 Payments received from contractowners .........    140,129        147,735       189,539        32,801
 Transfers between subaccounts, net ............    (11,670)       (13,557)      (85,289)    1,067,048
 Transfers for contract benefits and
  terminations .................................    (99,042)      (123,967)     (113,055)      (16,479)
                                                  ---------    -----------    ----------    ----------
Net increase (decrease) from contract
 transactions ..................................     29,417         10,211        (8,805)    1,083,370
                                                  ---------    -----------    ----------    ----------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................         --             --             8            --
                                                  ---------    -----------    ----------    ----------
Net increase/(decrease) in net assets ..........     92,908         21,534        28,873     1,125,615
Net assets beginning of period .................    898,795        877,261     1,125,615            --
                                                  ---------    -----------    ----------    ----------
Net assets end of period .......................  $ 991,703    $   898,795    $1,154,488    $1,125,615
                                                  =========    ===========    ==========    ==========
 Units issued during the period ................     10,400         10,651        14,322         2,820
 Units redeemed during the period ..............     (8,346)        (9,912)      (14,862)       (1,262)
                                                  ---------    -----------    ----------    ----------
 Net units issued (redeemed) during period .....      2,054            739          (540)        1,558
                                                  =========    ===========    ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Lord Abbett
                                                        Mid Cap Value
                                                 ----------------------------
                                                      2007      2006 (c) (h)
                                                 ------------- --------------
From operations:
 Net investment income (loss) ..................  $     1,610     $  4,698
 Net realized gain (loss) ......................      117,707        9,121
 Net change in unrealized appreciation
  (depreciation) ...............................     (115,438)      22,858
                                                  -----------     --------
 Net increase (decrease) in net assets from
  operations ...................................        3,879       36,677
                                                  -----------     --------
Contract transactions:
 Payments received from contractowners .........      126,554       20,247
 Transfers between subaccounts, net ............     (100,023)     823,702
 Transfers for contract benefits and
  terminations .................................      (69,757)      (8,471)
                                                  -----------     --------
Net increase (decrease) from contract
 transactions ..................................      (43,226)     835,478
                                                  -----------     --------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................            1           --
                                                  -----------     --------
Net increase/(decrease) in net assets ..........      (39,346)     872,155
Net assets beginning of period .................      872,155           --
                                                  -----------     --------
Net assets end of period .......................  $   832,809     $872,155
                                                  ===========     ========
 Units issued during the period ................        8,973        1,318
 Units redeemed during the period ..............      (11,462)        (997)
                                                  -----------     --------
 Net units issued (redeemed) during period .....       (2,489)         321
                                                  ===========     ========



                                                          EQ/Marsico                     EQ/Money
                                                             Focus                        Market
                                                 ----------------------------- ----------------------------
                                                      2007           2006           2007           2006
                                                 -------------- -------------- -------------- -------------
From operations:
 Net investment income (loss) ..................   $   (6,057)    $   (5,369)    $  148,282    $  134,850
 Net realized gain (loss) ......................      186,290         64,295             32            --
 Net change in unrealized appreciation
  (depreciation) ...............................      (18,707)        41,393            133            --
                                                   ----------     ----------     ----------    ----------
 Net increase (decrease) in net assets from
  operations ...................................      161,526        100,319        148,447       134,850
                                                   ----------     ----------     ----------    ----------
Contract transactions:
 Payments received from contractowners .........      140,945        158,854        524,653       689,562
 Transfers between subaccounts, net ............      (95,803)        10,285       (242,287)       19,163
 Transfers for contract benefits and
  terminations .................................     (113,542)      (142,155)      (585,628)     (534,931)
                                                   ----------     ----------     ----------    ----------
Net increase (decrease) from contract
 transactions ..................................      (68,400)        26,984       (303,262)      173,794
                                                   ----------     ----------     ----------    ----------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................           --             --             --            --
                                                   ----------     ----------     ----------    ----------
Net increase/(decrease) in net assets ..........       93,126        127,303       (154,815)      308,644
Net assets beginning of period .................    1,245,028      1,117,725      3,508,625     3,199,981
                                                   ----------     ----------     ----------    ----------
Net assets end of period .......................   $1,338,154     $1,245,028     $3,353,810    $3,508,625
                                                   ==========     ==========     ==========    ==========
 Units issued during the period ................       14,325         20,500         56,689        77,843
 Units redeemed during the period ..............      (19,903)       (17,888)       (84,696)      (61,014)
                                                   ----------     ----------     ----------    ----------
 Net units issued (redeemed) during period .....       (5,578)         2,612        (28,007)       16,829
                                                   ==========     ==========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Montag &                  EQ/PIMCO                 EQ/Short
                                                        Caldwell Growth               Real Return            Duration Bond
                                                 ----------------------------- ------------------------- ----------------------
                                                      2007           2006          2007         2006         2007       2006
                                                 -------------- -------------- ------------ ------------ ----------- ----------
From operations:
 Net investment income (loss) ..................   $  (19,289)    $  (16,701)   $   9,427    $  12,213    $  1,212    $    869
 Net realized gain (loss) ......................      252,201         64,708        1,927          297         182          30
 Net change in unrealized appreciation
  (depreciation) ...............................      645,492        247,586       37,518      (13,200)         98         (54)
                                                   ----------     ----------    ---------    ---------    --------    --------
 Net increase (decrease) in net assets from
  operations ...................................      878,404        295,593       48,872         (690)      1,492         845
                                                   ----------     ----------    ---------    ---------    --------    --------
Contract transactions:
 Payments received from contractowners .........      737,651        805,546       88,358      129,996      13,434      15,489
 Transfers between subaccounts, net ............     (326,204)      (203,721)       8,396      (12,795)     (1,971)        644
 Transfers for contract benefits and
  terminations .................................     (509,326)      (543,382)     (50,505)     (58,960)     (7,188)     (6,145)
                                                   ----------     ----------    ---------    ---------    --------    --------
Net increase (decrease) from contract
 transactions ..................................      (97,879)        58,443       46,249       58,241       4,275       9,988
                                                   ----------     ----------    ---------    ---------    --------    --------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................           --             --           --           --          --          --
                                                   ----------     ----------    ---------    ---------    --------    --------
Net increase/(decrease) in net assets ..........      780,525        354,036       95,121       57,551       5,767      10,833
Net assets beginning of period .................    4,408,782      4,054,746      413,518      355,967      27,950      17,117
                                                   ----------     ----------    ---------    ---------    --------    --------
Net assets end of period .......................   $5,189,307     $4,408,782    $ 508,639    $ 413,518    $ 33,717    $ 27,950
                                                   ==========     ==========    =========    =========    ========    ========
 Units issued during the period ................       74,170         90,192       10,419       11,540       1,249       1,561
 Units redeemed during the period ..............      (85,872)       (85,819)      (6,415)      (6,441)       (856)       (600)
                                                   ----------     ----------    ---------    ---------    --------    --------
 Net units issued (redeemed) during period .....      (11,702)         4,373        4,004        5,099         393         961
                                                   ==========     ==========    =========    =========    ========    ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/Small           EQ/T. Rowe Price                    EQ/UBS
                                                  Company Index           Growth Stock                 Growth and Income
                                                 --------------- ------------------------------- -----------------------------
                                                   2007 (r) (y)        2007            2006           2007           2006
                                                 --------------- --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................    $    951      $    (56,106)   $    (62,737)    $    3,635     $    3,007
 Net realized gain (loss) ......................       4,233           280,846        (188,672)       115,743         46,217
 Net change in unrealized appreciation
  (depreciation) ...............................      (5,371)          303,897        (200,600)      (107,329)       209,730
                                                    --------      ------------    ------------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................        (187)          528,637        (452,009)        12,049        258,954
                                                    --------      ------------    ------------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........       3,327           917,093       1,004,640        350,911        356,995
 Transfers between subaccounts, net ............      57,764          (441,372)       (413,008)       (65,267)       (26,499)
 Transfers for contract benefits and
  terminations .................................      (1,483)       (1,051,528)     (1,053,732)      (221,575)      (264,255)
                                                    --------      ------------    ------------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................      59,608          (575,807)       (462,100)        64,069         66,241
                                                    --------      ------------    ------------     ----------     ----------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................          --                --              --             --             --
                                                    --------      ------------    ------------     ----------     ----------
Net increase/(decrease) in net assets ..........      59,421           (47,170)       (914,109)        76,118        325,195
Net assets beginning of period .................          --         8,381,294       9,295,403      2,223,244      1,898,049
                                                    --------      ------------    ------------     ----------     ----------
Net assets end of period .......................    $ 59,421      $  8,334,124    $  8,381,294     $2,299,362     $2,223,244
                                                    ========      ============    ============     ==========     ==========
 Units issued during the period ................       3,796            74,419          82,910         35,310         36,557
 Units redeemed during the period ..............         (93)         (116,241)       (120,843)       (30,042)       (30,657)
                                                    --------      ------------    ------------     ----------     ----------
 Net units issued (redeemed) during period .....       3,703           (41,822)        (37,933)         5,268          5,900
                                                    ========      ============    ============     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Van Kampen
                                                   Emerging Markets Equity
                                                 ---------------------------
                                                     2007      2006 (f) (h)
                                                 ------------ --------------
From operations:
 Net investment income (loss) ..................  $  (1,074)     $    715
 Net realized gain (loss) ......................     51,740        11,300
 Net change in unrealized appreciation
  (depreciation) ...............................     14,678         3,425
                                                  ---------      --------
 Net increase (decrease) in net assets from
  operations ...................................     65,344        15,440
                                                  ---------      --------
Contract transactions:
 Payments received from contractowners .........     19,078         2,308
 Transfers between subaccounts, net ............     11,513       133,768
 Transfers for contract benefits and
  terminations .................................    (13,581)       (2,765)
                                                  ---------      --------
Net increase (decrease) from contract
 transactions ..................................     17,010       133,311
                                                  ---------      --------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................         --            --
                                                  ---------      --------
Net increase/(decrease) in net assets ..........     82,354       148,751
Net assets beginning of period .................    148,751            --
                                                  ---------      --------
Net assets end of period .......................  $ 231,105      $148,751
                                                  =========      ========
 Units issued during the period ................      1,016            87
 Units redeemed during the period ..............       (490)         (111)
                                                  ---------      --------
 Net units issued (redeemed) during period .....        526           (24)
                                                  =========      ========



                                                    EQ/Van Kampen
                                                       Mid Cap       EQ/Van Kampen          Fidelity VIP
                                                       Growth         Real Estate           Contrafund(R)
                                                 ------------------ --------------- -----------------------------
                                                  2007 (j) (q) (x)    2007 (l) (x)     2007 (i)         2006
                                                 ------------------ --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................     $   3,557        $    8,550      $   13,144     $    7,980
 Net realized gain (loss) ......................        43,043            26,851       1,183,013        209,147
 Net change in unrealized appreciation
  (depreciation) ...............................       (12,512)         (143,091)       (733,576)       (53,398)
                                                     ---------        ----------      ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................        34,088          (107,690)        462,581        163,729
                                                     ---------        ----------      ----------     ----------
Contract transactions:
 Payments received from contractowners .........        22,848            69,415         276,728        200,217
 Transfers between subaccounts, net ............       941,939         1,226,577       1,562,923        132,402
 Transfers for contract benefits and
  terminations .................................       (17,970)          (48,508)       (272,658)      (149,101)
                                                     ---------        ----------      ----------     ----------
Net increase (decrease) from contract
 transactions ..................................       946,817         1,247,484       1,566,993        183,518
                                                     ---------        ----------      ----------     ----------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................            --                --             235             --
                                                     ---------        ----------      ----------     ----------
Net increase/(decrease) in net assets ..........       980,905         1,139,794       2,029,809        347,247
Net assets beginning of period .................            --                --       1,787,495      1,440,248
                                                     ---------        ----------      ----------     ----------
Net assets end of period .......................     $ 980,905        $1,139,794      $3,817,304     $1,787,495
                                                     =========        ==========      ==========     ==========
 Units issued during the period ................        70,492            55,051         159,784         31,563
 Units redeemed during the period ..............        (2,135)           (2,989)        (54,355)       (18,022)
                                                     ---------        ----------      ----------     ----------
 Net units issued (redeemed) during period .....        68,357            52,062         105,429         13,541
                                                     =========        ==========      ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Franklin              Franklin Rising            Franklin
                                                     Income Securities       Dividends Securities      Zero Coupon 2010
                                                 -------------------------- ----------------------- -----------------------
                                                  2007 (o) (p)      2006        2007        2006        2007        2006
                                                 -------------- ----------- ----------- ----------- ----------- -----------
From operations:
 Net investment income (loss) ..................   $    1,502    $   1,878   $    817    $    209    $    379    $    210
 Net realized gain (loss) ......................        5,503        1,269      1,932         715         (93)        (23)
 Net change in unrealized appreciation
  (depreciation) ...............................        2,629        6,073     (4,316)      3,671         474         (36)
                                                   ----------    ---------   --------    --------    --------    --------
 Net increase (decrease) in net assets from
  operations ...................................        9,634        9,220     (1,567)      4,595         760         151
                                                   ----------    ---------   --------    --------    --------    --------
Contract transactions:
 Payments received from contractowners .........       49,555       31,388     18,229      17,265       2,634       4,508
 Transfers between subaccounts, net ............    1,021,756       (1,477)    (2,261)       (527)     (1,404)          1
 Transfers for contract benefits and
  terminations .................................      (29,414)     (19,075)    (7,024)     (6,720)     (2,014)     (1,246)
                                                   ----------    ---------   --------    --------    --------    --------
Net increase (decrease) from contract
 transactions ..................................    1,041,897       10,836      8,944      10,018        (784)      3,263
                                                   ----------    ---------   --------    --------    --------    --------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................           --           --          2          --           1          --
                                                   ----------    ---------   --------    --------    --------    --------
Net increase/(decrease) in net assets ..........    1,051,531       20,056      7,379      14,613         (23)      3,414
Net assets beginning of period .................       63,304       43,248     36,821      22,208       8,691       5,277
                                                   ----------    ---------   --------    --------    --------    --------
Net assets end of period .......................   $1,114,835    $  63,304   $ 44,200    $ 36,821    $  8,668    $  8,691
                                                   ==========    =========   ========    ========    ========    ========
 Units issued during the period ................       96,189        2,359      1,252       1,311         243         424
 Units redeemed during the period ..............       (2,996)      (1,518)      (646)       (547)       (305)       (118)
                                                   ----------    ---------   --------    --------    --------    --------
 Net units issued (redeemed) during period .....       93,193          841        606         764         (62)        306
                                                   ==========    =========   ========    ========    ========    ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        Janus Aspen
                                                      Series Balanced
                                                 --------------------------
                                                     2007          2006
                                                 ------------ -------------
From operations:
 Net investment income (loss) ..................  $  16,078    $    12,520
 Net realized gain (loss) ......................     47,370         35,031
 Net change in unrealized appreciation
  (depreciation) ...............................     14,349         28,623
                                                  ---------    -----------
 Net increase (decrease) in net assets from
  operations ...................................     77,797         76,174
                                                  ---------    -----------
Contract transactions:
 Payments received from contractowners .........    104,474        129,423
 Transfers between subaccounts, net ............    (49,697)       (29,605)
 Transfers for contract benefits and
  terminations .................................    (89,955)      (192,411)
                                                  ---------    -----------
Net increase (decrease) from contract
 transactions ..................................    (35,178)       (92,593)
                                                  ---------    -----------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................          1             --
                                                  ---------    -----------
Net increase/(decrease) in net assets ..........     42,620        (16,419)
Net assets beginning of period .................    799,722        816,141
                                                  ---------    -----------
Net assets end of period .......................  $ 842,342    $   799,722
                                                  =========    ===========
 Units issued during the period ................      9,381         11,458
 Units redeemed during the period ..............    (12,002)       (19,289)
                                                  ---------    -----------
 Net units issued (redeemed) during period .....     (2,621)        (7,831)
                                                  =========    ===========



                                                                                      Janus Aspen
                                                          Janus Aspen            Series International
                                                         Series Forty                   Growth
                                                 ----------------------------- -------------------------
                                                      2007           2006          2007         2006
                                                 -------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $   (5,466)    $   (4,383)   $    (592)   $   5,694
 Net realized gain (loss) ......................      114,287         32,310       56,808       29,833
 Net change in unrealized appreciation
  (depreciation) ...............................      416,041         89,500       93,874      124,326
                                                   ----------     ----------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................      524,862        117,427      150,090      159,853
                                                   ----------     ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........      193,802        217,813       77,691       86,279
 Transfers between subaccounts, net ............      100,570        (57,186)       8,962       15,193
 Transfers for contract benefits and
  terminations .................................     (200,149)      (139,108)     (66,081)     (69,080)
                                                   ----------     ----------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................       94,223         21,519       20,572       32,392
                                                   ----------     ----------    ---------    ---------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................            1             --           --           --
                                                   ----------     ----------    ---------    ---------
Net increase/(decrease) in net assets ..........      619,086        138,946      170,662      192,245
Net assets beginning of period .................    1,447,407      1,308,461      533,849      341,604
                                                   ----------     ----------    ---------    ---------
Net assets end of period .......................   $2,066,493     $1,447,407    $ 704,511    $ 533,849
                                                   ==========     ==========    =========    =========
 Units issued during the period ................       30,428         23,015        3,725        5,145
 Units redeemed during the period ..............      (24,234)       (21,244)      (2,933)      (3,709)
                                                   ----------     ----------    ---------    ---------
 Net units issued (redeemed) during period .....        6,194          1,771          792        1,436
                                                   ==========     ==========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      Janus Aspen Series
                                                        Mid Cap Growth
                                                 -----------------------------
                                                      2007           2006
                                                 -------------- --------------
From operations:
 Net investment income (loss) ..................   $   (6,787)    $   (8,613)
 Net realized gain (loss) ......................      114,995         54,483
 Net change in unrealized appreciation
  (depreciation) ...............................      197,637        120,056
                                                   ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................      305,845        165,926
                                                   ----------     ----------
Contract transactions:
 Payments received from contractowners .........      184,484        196,872
 Transfers between subaccounts, net ............      (26,417)       (19,624)
 Transfers for contract benefits and
  terminations .................................     (137,206)      (216,889)
                                                   ----------     ----------
Net increase (decrease) from contract
 transactions ..................................       20,861        (39,641)
                                                   ----------     ----------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................           --             --
                                                   ----------     ----------
Net increase/(decrease) in net assets ..........      326,706        126,285
Net assets beginning of period .................    1,422,448      1,296,163
                                                   ----------     ----------
Net assets end of period .......................   $1,749,154     $1,422,448
                                                   ==========     ==========
 Units issued during the period ................       30,996         34,317
 Units redeemed during the period ..............      (28,929)       (41,939)
                                                   ----------     ----------
 Net units issued (redeemed) during period .....        2,067         (7,622)
                                                   ==========     ==========



                                                      Janus Aspen Series
                                                       Worldwide Growth            MFS(R) Utilities
                                                 ----------------------------- ------------------------
                                                      2007           2006          2007         2006
                                                 -------------- -------------- ------------ -----------
From operations:
 Net investment income (loss) ..................   $    2,336     $   17,468    $   1,572    $   3,543
 Net realized gain (loss) ......................      117,097         (2,220)      54,251       24,186
 Net change in unrealized appreciation
  (depreciation) ...............................       31,793        240,546       20,004       35,300
                                                   ----------     ----------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................      151,226        255,794       75,827       63,029
                                                   ----------     ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........      236,568        253,164       64,387       64,683
 Transfers between subaccounts, net ............       30,707        (80,329)      (6,307)      (9,208)
 Transfers for contract benefits and
  terminations .................................     (195,591)      (196,403)     (45,614)     (50,448)
                                                   ----------     ----------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................       71,684        (23,568)      12,466        5,027
                                                   ----------     ----------    ---------    ---------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................           --             --            1           --
                                                   ----------     ----------    ---------    ---------
Net increase/(decrease) in net assets ..........      222,910        232,226       88,294       68,056
Net assets beginning of period .................    1,692,253      1,460,027      269,895      201,839
                                                   ----------     ----------    ---------    ---------
Net assets end of period .......................   $1,915,163     $1,692,253    $ 358,189    $ 269,895
                                                   ==========     ==========    =========    =========
 Units issued during the period ................       47,125         41,056        3,159        3,568
 Units redeemed during the period ..............      (38,448)       (44,106)      (2,444)      (3,245)
                                                   ----------     ----------    ---------    ---------
 Net units issued (redeemed) during period .....        8,677         (3,050)         715          323
                                                   ==========     ==========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        Multimanager
                                                         High Yield
                                                 ---------------------------
                                                     2007      2006 (g )(h)
                                                 ------------ --------------
From operations:
 Net investment income (loss) ..................  $  13,809      $ 11,261
 Net realized gain (loss) ......................        239            57
 Net change in unrealized appreciation
  (depreciation) ...............................     (9,737)       (8,036)
                                                  ---------      --------
 Net increase (decrease) in net assets from
  operations ...................................      4,311         3,282
                                                  ---------      --------
Contract transactions:
 Payments received from contractowners .........     38,210         9,575
 Transfers between subaccounts, net ............      2,449       154,735
 Transfers for contract benefits and
  terminations .................................    (18,527)       (2,617)
                                                  ---------      --------
Net increase (decrease) from contract
 transactions ..................................     22,132       161,693
                                                  ---------      --------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................         --            --
                                                  ---------      --------
Net increase/(decrease) in net assets ..........     26,443       164,975
Net assets beginning of period .................    164,975            --
                                                  ---------      --------
Net assets end of period .......................  $ 191,418      $164,975
                                                  =========      ========
 Units issued during the period ................      3,237           679
 Units redeemed during the period ..............     (1,762)         (189)
                                                  ---------      --------
 Net units issued (redeemed) during period .....      1,475           490
                                                  =========      ========



                                                         Multimanager                 Oppenheimer
                                                       Small Cap Growth            Global Securities
                                                 ----------------------------- -------------------------
                                                      2007           2006          2007         2006
                                                 -------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $   (8,452)    $   (7,928)   $   1,264    $     514
 Net realized gain (loss) ......................      206,941         68,665       15,694        7,652
 Net change in unrealized appreciation
  (depreciation) ...............................     (159,966)        59,312       (8,241)      11,027
                                                   ----------     ----------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................       38,523        120,049        8,717       19,193
                                                   ----------     ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........      203,882        218,625       50,531       55,981
 Transfers between subaccounts, net ............      (78,087)           697         (170)           7
 Transfers for contract benefits and
  terminations .................................     (138,044)      (249,227)     (20,802)     (19,428)
                                                   ----------     ----------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................      (12,249)       (29,905)      29,559       36,560
                                                   ----------     ----------    ---------    ---------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................           11             --            1           --
                                                   ----------     ----------    ---------    ---------
Net increase/(decrease) in net assets ..........       26,285         90,144       38,277       55,753
Net assets beginning of period .................    1,363,458      1,273,314      149,071       93,318
                                                   ----------     ----------    ---------    ---------
Net assets end of period .......................   $1,389,743     $1,363,458    $ 187,348    $ 149,071
                                                   ==========     ==========    =========    =========
 Units issued during the period ................       16,767         20,842        2,832        3,495
 Units redeemed during the period ..............      (17,982)       (23,650)      (1,259)      (1,241)
                                                   ----------     ----------    ---------    ---------
 Net units issued (redeemed) during period .....       (1,215)        (2,808)       1,573        2,254
                                                   ==========     ==========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                       PIMCO Global            PIMCO StocksPLUS            UIF Global
                                                      Bond (Unhedged)          Growth and Income          Value Equity
                                                 ------------------------- ------------------------- -----------------------
                                                     2007         2006         2007         2006         2007        2006
                                                 ------------ ------------ ------------ ------------ ----------- -----------
From operations:
 Net investment income (loss) ..................  $   7,714    $   7,220    $   56,776   $  29,452    $     902   $     624
 Net realized gain (loss) ......................       (831)         (43)       40,197      17,168       10,251       5,615
 Net change in unrealized appreciation
  (depreciation) ...............................     21,521        4,037       (49,811)     39,751       (6,233)      6,362
                                                  ---------    ---------    ----------   ---------    ---------   ---------
 Net increase (decrease) in net assets from
  operations ...................................     28,404       11,214        47,162      86,371        4,920      12,601
                                                  ---------    ---------    ----------   ---------    ---------   ---------
Contract transactions:
 Payments received from contractowners .........     70,536       80,286       149,150     161,442       15,337      23,191
 Transfers between subaccounts, net ............      6,737       (5,113)      (15,832)    (18,224)       9,351      (1,941)
 Transfers for contract benefits and
  terminations .................................    (43,300)     (40,056)     (100,255)    (73,700)     (13,458)    (12,528)
                                                  ---------    ---------    ----------   ---------    ---------   ---------
Net increase (decrease) from contract
 transactions ..................................     33,973       35,117        33,063      69,518       11,230       8,722
                                                  ---------    ---------    ----------   ---------    ---------   ---------
Net increase/(decrease) in amount retained
 by MONY in Separate Account L .................        268           --            --          --           --          --
                                                  ---------    ---------    ----------   ---------    ---------   ---------
Net increase/(decrease) in net assets ..........     62,645       46,331        80,225     155,889       16,150      21,323
Net assets beginning of period .................    284,188      237,857       727,326     571,437       80,501      59,178
                                                  ---------    ---------    ----------   ---------    ---------   ---------
Net assets end of period .......................  $ 346,833    $ 284,188    $  807,551   $ 727,326    $  96,651   $  80,501
                                                  =========    =========    ==========   =========    =========   =========
 Units issued during the period ................      7,822        6,663        11,365      12,692        1,784       1,703
 Units redeemed during the period ..............     (5,300)      (3,666)       (9,033)     (7,252)      (1,076)     (1,903)
                                                  ---------    ---------    ----------   ---------    ---------   ---------
 Net units issued (redeemed) during period .....      2,522        2,997         2,332       5,440          708         610
                                                  =========    =========    ==========   =========    =========   =========

-------

(a) EQ/Calvert Socially Responsible was substituted for the Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)

(b) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)

(c) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006. (See Note 5)

(d) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)

(e) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on November 3, 2006. (See Note 5)

(f) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)

(g) Multimanager High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)

(h) Commenced operations on November 3, 2006.

(i) Fidelity VIP Contrafund was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 5)

(j) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007 (See Note 5)

(k) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 5)

(l) EQ/Van Kampen Real Estate was substituted for UIF U.S. Real Estate on August 17, 2007. (See Note 5)

(m) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 5)

(n) EQ/FI Mid Cap was substituted for AIM V.I. Mid Cap Core Equity on November 16, 2007. (See Note 5)

(o) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 5)

(p) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 5)

(q) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 5)

(r) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 5)

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

(s) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 5)

(t) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 5)

(u) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Bond on November 16, 2007. (See Note 5)

(v) EQ/AllianceBernstein Value was substituted for Old Mutual Select Value on November 16, 2007. (See Note 5)

(w) Commenced operations on June 15, 2007.

(x) Commenced operations on August 17, 2007.

(y) Commenced operations on November 16, 2007.

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

December 31, 2007


1. Organization and Business

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group," the ultimate parent of MONY and MONY Life Insurance Company of America ("MONY America")), upon which MONY became a wholly-owned subsidiary of AXA Financial.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (MONY Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life), and MONY Survivorship Variable Universal Life, collectively, the Variable Life Insurance Policies. These policies are issued by MONY.

   There are fifty-three MONY Variable Life subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004 the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust"). Effective July 9, 2004 the Fund and the Trust merged into EQAT. The Fund and Enterprise were affiliated with MONY.

   Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from MONY. The assets of the Variable Account are the property of MONY. However, the portion of the Variable Account's assets attributable to the Variable Life policies will not be charged with liabilities arising out of other business MONY may conduct.

The Variable Account consists of the following variable investment options:

o AIM V.I. Financial Services
o AIM V.I. Global Health Care
o AIM V.I. Technology
o All Asset Allocation(1)
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Dreyfus Stock Index Fund, Inc.
o EQAllianceBernstein Small Cap Growth
o EQ/AllianceBernstein Value
o EQ/BlackRock Basic Value Equity(2)
o EQ/Bond Index
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Research
o EQ/Caywood-Scholl High Yield Bond
o EQ/FI Mid Cap
o EQ/GAMCO Small Company Value
o EQ/Government Securities
o EQ/International Growth
o EQ/JPMorgan Core Bond
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock(3)
o EQ/UBS Growth and Income
o EQ/Van Kampen Emerging Markets Equity
o EQ/Van Kampen Mid Cap Growth
o EQ/Van Kampen Real Estate
o Fidelity VIP Contrafund(R)
o Franklin Income Securities
o Franklin Rising Dividends Securities
o Franklin Zero Coupon 2010
o Janus Aspen Series Balanced
o Janus Aspen Series Forty
o Janus Aspen Series International Growth
o Janus Aspen Series Mid Cap Growth
o Janus Aspen Series Worldwide Growth
o MFS(R) Utilities
o Multimanager High Yield(4)
o Multimanager Small Cap Growth(5)
o Oppenheimer Global Securities
o PIMCO Global Bond (Unhedged)
o PIMCO StocksPLUS Growth and Income
o UIF Global Value Equity

----------
 (1) Formerly known as EQ/Enterprise Moderate Allocation
 (2) Formerly known as EQ/Mercury Basic Value Equity

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


1. Organization and Business (Concluded)

   (3) Formerly known as EQ/TCW Equity
   (4) Formerly known as AXA Premier VIP High Yield
   (5) Formerly known as EQ/Small Company Growth


   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds which were distributed by MONY to the contractowners.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. MONY does not anticipate any impact to the net assets of the Variable Account, upon adoption.

   Investments:

   The investment in shares of each of the respective Funds is stated at value, which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. The value of EQ/Money Market is based upon the amortized cost of the securities held, which approximates market value.

   Due to and Due From:

   Amounts due to/from MONY and amounts due to/from respective funds generally represent premiums, surrenders and death benefits, as well as amounts transferred among the various funds by contractowners.

   Investment Transactions and Investment Income:

   Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

   Contract Payments and Transfers:

   Payments received from contractowners represent contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

   Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners have directed to be moved among funds, including permitted transfers to and from the Guaranteed Interest Account with Market Value Adjustment. The net assets of any variable investment may not be less than the aggregate of the contractowner accounts allocated to that variable investment option. Additional assets are set-aside in MONY's General Account to provide for other policy benefits, as required by state law. MONY's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract maintenance charges are administrative charges and cost of insurance charges, if applicable.

   Taxes:

   The operations of the Variable Account are included in the federal income tax return of MONY, which is taxed as a life insurance company

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


2. Significant Accounting Policies (Concluded)

   under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY is expected to affect the unit values of Variable Life policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.


3. Related Party Transactions

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the Policy in each subaccount ("fund value") to compensate MONY. MONY may impose a surrender charge when the contractowners request a full or partial surrender. These deductions are treated as contractowner redemptions by the Variable Account.

   MONY received administrative fees directly from certain funds for maintaining and servicing contractowners' accounts. During the year ended December 31, 2007, MONY received $34,129 in aggregate from certain funds in connection with the MONY Variable Life subaccounts.

   Investment Manager and Advisors:

   EQAT and VIP have the right to issue two classes of shares--Class A and Class
   B. The class of shares offered by EQAT and VIP ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by EQAT and VIP. The Rule 12b-1 Plans provide that EQAT and VIP, on behalf of each portfolio, may charge, annually, the average daily net assets of a portfolio the applicable 12b-1 fee, attributable to its Class B shares, in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly manage the portfolios. Fees generally vary depending on net asset levels of individual portfolios, and range, for EQAT and VIP, from a low of 0.10% to a high of 1.20% of average daily net assets. AXA Equitable, as investment manger of EQAT and VIP, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

   Contract Distribution and Principal Underwriter:

   AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") are distributors and principal underwriters of the Variable Life policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

   The Variable Life policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.


4. Investment Transactions

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2007 were as follows:

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


4. Investment Transactions (Continued)


                                                         Cost of          Proceeds from
MONY Variable Account L Subaccounts                  Shares Acquired     Shares Redeemed
-------------------------------------------------   -----------------   ----------------
AIM V.I. Financial Services .....................       $   26,409         $    6,662
AIM V.I. Global Health Care .....................           23,924             14,966
AIM V.I. Technology .............................            4,938              2,173
All Asset Allocation ............................        1,480,812          1,751,001
AXA Aggressive Allocation .......................           39,289                181
AXA Conservative Allocation .....................               --                 --
AXA Conservative-Plus Allocation ................               --                 --
AXA Moderate Allocation .........................           99,219                489
AXA Moderate-Plus Allocation ....................          295,831             70,817
Dreyfus Stock Index Fund, Inc. ..................          450,037            538,988
EQ/AllianceBernstein Small Cap Growth ...........          158,703              5,556
EQ/AllianceBernstein Value ......................          146,029              1,321
EQ/BlackRock Basic Value Equity .................           79,078              1,879
EQ/Bond Index ...................................           91,670             60,367
EQ/Boston Advisors Equity Income ................          367,877            182,007
EQ/Calvert Socially Responsible .................           67,038             49,642
EQ/Capital Guardian Research ....................          359,218             29,722
EQ/Caywood-Scholl High Yield Bond ...............          264,469            260,708
EQ/FI Mid Cap ...................................          236,466             82,264
EQ/GAMCO Small Company Value ....................        1,432,007          1,669,069
EQ/Government Securities ........................          276,070            195,128
EQ/International Growth .........................          672,636            528,812
EQ/JPMorgan Core Bond ...........................          434,623            163,141
EQ/Long Term Bond ...............................          200,355            137,344
EQ/Lord Abbett Growth and Income ................          274,405            229,484
EQ/Lord Abbett Mid Cap Value ....................          220,786            206,170
EQ/Marsico Focus ................................          281,908            250,736
EQ/Money Market .................................          776,315            932,880
EQ/Montag & Caldwell Growth .....................          774,448            891,713
EQ/PIMCO Real Return ............................          138,260             78,226
EQ/Short Duration Bond ..........................           14,878              9,391
EQ/Small Company Index ..........................           64,963              1,509
EQ/T. Rowe Price Growth Stock ...................        1,418,358          1,594,981
EQ/UBS Growth and Income ........................          450,211            382,510
EQ/Van Kampen Emerging Markets Equity ...........           73,127             17,096
EQ/Van Kampen Mid Cap Growth ....................          920,530             31,480
EQ/Van Kampen Real Estate .......................        1,230,032             73,273
Fidelity VIP Contrafund(R) ......................        2,967,915            841,986
Franklin Income Securities ......................        1,028,383             38,714
Franklin Rising Dividends Securities ............           19,833              9,479
Franklin Zero Coupon 2010 .......................            3,098              3,502
Janus Aspen Series Balanced .....................          146,402            165,501
Janus Aspen Series Forty ........................          366,404            277,647
Janus Aspen Series International Growth .........          105,668             85,688
Janus Aspen Series Mid Cap Growth ...............          249,430            226,797
Janus Aspen Series Worldwide Growth .............          394,757            320,740
MFS(R) Utilities ................................           98,970             62,937
Multimanager High Yield .........................           61,801             25,860
Multimanager Small Company Growth ...............          351,076            242,794
Oppenheimer Global Securities ...................           62,865             24,214
PIMCO Global Bond (Unhedged) ....................          114,696             71,016
PIMCO StocksPLUS Growth and Income ..............          226,404            136,565
UIF Global Value Equity .........................           35,813             17,534

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


5. Substitutions/Reorganizations

Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



------------------------------------------------------------------------------------------------------------------------------------
 November 16, 2007                          Removed Portfolio            Class       Surviving Portfolio             Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    EQ/BlackRock Basic Value
                                            AIM V. I. Basic Value        Series 1   Equity                           B
------------------------------------------------------------------------------------------------------------------------------------
Shares                                          5,505                                    4,328
Value                                      $    13.50                               $    17.17
Net assets before merger                   $   74,319                               $       --
Net assets after merger                    $       --                               $   74,319
------------------------------------------------------------------------------------------------------------------------------------
                                           AIM V.I. Mid Cap Core
                                           Equity                        Series 1    EQ/FI Mid Cap                   A
------------------------------------------------------------------------------------------------------------------------------------
Shares                                          2,520                                   13,062
Value                                      $    14.65                               $    11.51
Net assets before merger                   $   36,913                               $  113,428
Net assets after merger                    $       --                               $  150,341
------------------------------------------------------------------------------------------------------------------------------------
                                           Alger American Balanced      O
                                           MFS Total Return             Service      Franklin Income Securities      2
------------------------------------------------------------------------------------------------------------------------------------
Shares-Alger American Balanced                 25,499                                       --
Shares-MFS Total Return                        30,474                                       --
Shares-Franklin Income Securities                  --                                   64,098
Value-Alger American Balanced              $    14.47                                       --
Value-MFS Total Return                     $    21.63                                       --
Value-Franklin Income Securities                                                    $    17.17
Net assets before merger                   $1,028,118                               $   72,449
Net assets after merger                    $       --                               $1,100,567
------------------------------------------------------------------------------------------------------------------------------------
                                           Alger American MidCap                    EQ/Van Kampen Mid Cap
                                           Growth                        O          Growth                           A
------------------------------------------------------------------------------------------------------------------------------------
Shares                                         32,661                                   60,282
Value                                      $    22.44                               $    16.24
Net assets before merger                   $  732,908                               $  246,065
Net assets after merger                    $       --                               $  978,973
------------------------------------------------------------------------------------------------------------------------------------
                                           Dreyfus IP Small Cap
                                           Stock Index                   Service     EQ/Small Company Index          A
------------------------------------------------------------------------------------------------------------------------------------
Shares                                          3,251                                    4,520
Value                                      $    17.77                               $    12.78
Net assets before merger                   $   57,763                               $       --
Net assets after merger                    $       --                               $   57,763
------------------------------------------------------------------------------------------------------------------------------------
                                           Fidelity VIP Growth
                                           Opportunities                 Service     EQ/Capital Guardian
                                           Oppenheimer Main Street       Service     Research                        A
------------------------------------------------------------------------------------------------------------------------------------
Shares-Fidelity VIP Growth Opportunities       16,869                                       --
Shares-Oppenheimer Main Street                  2,663                                       --
Shares-EQ/Capital Guardian Research                --                                   29,923
Value-Fidelity VIP Growth Opportunities    $    21.55                                       --
Value-Oppenheimer Main Street              $    25.18                                       --
Value-EQ/Capital Guardian Research                 --                               $    14.39
Net assets before merger                   $  430,598                               $       --
Net assets after merger                    $       --                               $  430,598
------------------------------------------------------------------------------------------------------------------------------------

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


5. Substitutions/Reorganizations (Continued)


------------------------------------------------------------------------------------------------------------------------------------
 November 16, 2007          Removed Portfolio            Class        Surviving Portfolio         Class
------------------------------------------------------------------------------------------------------------------------------------
                           Janus Aspen Series
                           Flexible Bond                 Service      EQ/JPMorgan Core Bond       A
------------------------------------------------------------------------------------------------------------------------------------
Shares                       13,956                                    81,331
Value                      $  12.26                                  $  11.30
Net assets before merger   $171,097                                  $747,940
Net assets after merger    $     --                                  $919,037
------------------------------------------------------------------------------------------------------------------------------------
                                                                     EQ/AllianceBernstein
                            Old Mutual Select Value      Insurance   Value                        A
------------------------------------------------------------------------------------------------------------------------------------
Shares                        8,614                                    10,147
Value                      $  18.27                                  $  15.51
Net assets before merger   $157,385                                  $     --
Net assets after merger    $     --                                  $157,385
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
 August 17, 2007            Removed Portfolio        Class      Surviving Portfolio          Class
------------------------------------------------------------------------------------------------------------------------------------
                            Fidelity VIP Growth      Service    Fidelity VIP Contrafund      Service
------------------------------------------------------------------------------------------------------------------------------------
Shares                         38,491                             104,812
Value                      $    39.57                          $    32.91
Net assets before merger   $1,523,107                          $1,926,263
Net assets after merger    $       --                          $3,449,370
------------------------------------------------------------------------------------------------------------------------------------
                                                               EQ/Van Kampen Mid Cap
                            MFS Mid Cap Growth       Initial   Growth                        A
------------------------------------------------------------------------------------------------------------------------------------
Shares                         30,421                              15,055
Value                      $     7.28                          $    14.71
Net assets before merger   $  221,464                          $       --
Net assets after merger    $       --                          $  221,464
------------------------------------------------------------------------------------------------------------------------------------
                                                               EQ/AllianceBernstein
                            MFS New Discovery        Initial   Small Cap Growth              A
------------------------------------------------------------------------------------------------------------------------------------
Shares                          8,604                               8,265
Value                      $    17.07                          $    17.77
Net assets before merger   $  146,875                          $       --
Net assets after merger    $       --                          $  146,875
------------------------------------------------------------------------------------------------------------------------------------
                                                               EQ/Van Kampen Real
                            UIF U.S. Real Estate     1         Estate                        A
------------------------------------------------------------------------------------------------------------------------------------
Shares                         51,490                             135,971
Value                      $    24.11                          $     9.13
Net assets before merger   $1,241,419                          $       --
Net assets after merger    $       --                          $1,241,419
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
 November 3, 2006           Removed Portfolio         Class      Surviving Portfolio      Class
------------------------------------------------------------------------------------------------------------------------------------
                           The Dreyfus Socially
                           Responsible Growth                   EQ/Calvert Socially
                           Fund, Inc.                 Initial   Responsible               B
------------------------------------------------------------------------------------------------------------------------------------
Shares                       10,826                               35,463
Value                      $  27.68                             $   8.45
Net assets before merger   $299,666                             $     --
Net assets after merger    $     --                             $299,666
------------------------------------------------------------------------------------------------------------------------------------

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


5. Substitutions/Reorganizations (Concluded)

------------------------------------------------------------------------------------------------------------------------------------
 November 3, 2006          Removed Portfolio           Class             Surviving Portfolio         Class
------------------------------------------------------------------------------------------------------------------------------------
                           Lord Abbett Bond                              AXA Premier VIP High
                           Debenture                    VC               Yield                        A
------------------------------------------------------------------------------------------------------------------------------------
Shares                         12,567                                        26,200
Value                      $    12.30                                    $     5.90
Net assets before merger   $  154,577                                    $       --
Net assets after merger    $       --                                    $  154,577
------------------------------------------------------------------------------------------------------------------------------------
                           Lord Abbett Growth and                        EQ/Lord Abbett Growth
                           Income                       VC               and Income                   A
------------------------------------------------------------------------------------------------------------------------------------
Shares                         35,962                                        88,069
Value                      $    29.51                                    $    12.05
Net assets before merger   $1,061,235                                    $       --
Net assets after merger    $       --                                    $1,061,235
------------------------------------------------------------------------------------------------------------------------------------
                           Lord Abbett Mid Cap                           EQ/Lord Abbett Mid Cap
                           Value                        VC               Value                        A
------------------------------------------------------------------------------------------------------------------------------------
Shares                         36,671                                        68,694
Value                      $    22.61                                    $    12.07
Net assets before merger   $  829,138                                    $       --
Net assets after merger    $       --                                    $  829,138
------------------------------------------------------------------------------------------------------------------------------------
                            Old Mutual Mid-Cap          Insurance         EQ/FI Mid Cap               A
------------------------------------------------------------------------------------------------------------------------------------
Shares                         33,508                                        53,043
Value                      $    16.97                                    $    10.72
Net assets before merger   $  568,623                                    $       --
Net assets after merger    $       --                                    $  568,623
------------------------------------------------------------------------------------------------------------------------------------
                            PIMCO Real Return           Administrative    EQ/JPMorgan Core Bond       A
------------------------------------------------------------------------------------------------------------------------------------
Shares                         70,915                                        77,407
Value                      $    12.40                                    $    11.36
Net assets before merger   $  879,347                                    $       --
Net assets after merger    $       --                                    $  879,347
------------------------------------------------------------------------------------------------------------------------------------
                           Van Kampen UIF Emerging                       EQ/Van Kampen Emerging
                           Markets Equity               1                Markets Equity               A
------------------------------------------------------------------------------------------------------------------------------------
Shares                          7,670                                         8,535
Value                      $    17.46                                    $    15.69
Net assets before merger   $  133,916                                    $       --
Net assets after merger    $       --                                    $  133,916
------------------------------------------------------------------------------------------------------------------------------------

6. Financial Highlights

   The Variable Life Insurance Policies have unique combinations of features and fees that are charged against the contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   Financial highlights for the years ended December 31, 2007, 2006, 2005 and 2004 are presented in the same table. The table for the year ended December 31, 2003 is presented individually. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts:
   An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowner's within each subaccount.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6. Financial Highlights (Continued)

   During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolios of the Funds. The financial highlights for the year ended December 31, 2003 are presented for each portfolio of the Funds rather than each Variable Life Policy, as if the accounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Life Policies.

   The ranges for the total return ratio and unit value correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

   Contractowner Charges:

   There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

   The charges below are the current annual charges deducted from the net assets of the Variable Accounts, or from the fund value. Higher charges may be permitted under the terms of the various policies.

   Mortality & Expense Risk Charge: The charge is deducted daily from the net assets of the Variable Accounts, and ranges from a low of 0.35% to a high of 0.75%.

   Monthly per $1,000 Specified Amount Charge: The charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, the charge grades to zero based on a schedule, as defined with the Variable Life Contract, and as a percentage of dollar value of the Specified Amount. The charge varies based on a number of factors, including age, gender and risk class.

   Cost of Insurance: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

   Partial Surrender Charge: This charge is assessed when a contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $10 to a high of $25.

   Surrender Charge: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

   Transfer Charge: MONY does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer requested by the contractowner. The charge ranges from a low of $0 to a high of $25.

   Monthly Administrative Charge: The amount of the charge and the number of years over which it is deducted from the fund value vary depending on the Variable Life Insurance policy. The charge may be a flat deduction, or a dollar amount based on the specified amount of the policy. Generally the charge ranges from a low of $5 to a high $31.50.

   Monthly Expense Charge: The charge is deducted from the fund value, generally over the first four years of the policy, or four years after an increase in the specified amount. The amount of the charge varies based on factors, such as age, gender or smoking status.

   Loan Interest Rate Spread: It is assessed each policy anniversary after the loan is taken, or upon death, surrender, or lapse, if earlier. The amount of charges will vary from a low of 0% to a high of 0.60% or $0-$240, depending on the policy year.

   Illustration Projection Report: The charge may be deducted from the fund value after the first policy year upon request of a report that will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6. Financial Highlights (Continued)


                                                                                  At December 31,
                                                        --------------------------------------------------------------------
                                                                         Units                           Unit Value
                                                                      Outstanding                    Lowest to Highest
                                                        --------------------------------------- ----------------------------
                                                           2007      2006      2005      2004               2007
                                                        --------- --------- --------- --------- ----------------------------
AIM V.I. Financial Services ...........................   6,321     5,404     4,985     4,162   $11.06     to    $ 11.38
AIM V.I. Global Health Care ...........................   9,809     9,068     8,217     7,143    13.73     to     14.49
AIM V.I. Technology ...................................   2,223     1,946     1,353     2,872    10.80     to     12.27
All Asset Allocation (e) .............................. 625,749   657,333   694,467   729,050    14.06     to     16.24
AXA Aggressive Allocation (ae) ........................   3,695        --        --        --    10.04     to     10.07
AXA Conservative Allocation (ae) ......................      --        --        --        --    10.38     to     10.40
AXA Conservative-Plus Allocation (ae) .................      --        --        --        --    10.24     to     10.27
AXA Moderate Allocation (ae) ..........................   9,656        --        --        --    10.24     to     10.26
AXA Moderate-Plus Allocation (ae) .....................  21,832        --        --        --    10.17     to     10.19
Dreyfus Stock Index Fund, Inc. ........................ 228,494   239,405   246,536   225,851    10.69     to     11.26
EQ/AllianceBernstein Small Cap Growth (s) (af) ........  11,785        --        --        --    13.42     to     14.52
EQ/AllianceBernstein Value (ad) (ag) ..................  11,851        --        --        --    12.92     to     16.73
EQ/BlackRock Basic Value Equity (u) (ag) ..............   5,162        --        --        --                     14.52
EQ/Bond Index .........................................  26,638    25,768    23,296    25,730    13.21     to     16.05
EQ/Boston Advisors Equity Income (a) ..................  77,111    70,832    68,762    52,378    14.53     to     16.64
EQ/Calvert Socially Responsible (b) (c) (i) ...........  45,638    45,495     3,798        --     9.90     to     12.23
EQ/Capital Guardian Research (b) (d) (aa) (ab) ........  49,328    13,851    14,123        --    12.92     to     14.38
EQ/Caywood-Scholl High Yield Bond .....................  65,275    68,416    70,226    72,897    15.42     to     18.28
EQ/FI Mid Cap (l) (o) (v) .............................  41,480    37,609        --        --    16.81     to     17.32
EQ/GAMCO Small Company Value .......................... 333,969   347,589   345,522   332,697    21.08     to     41.43
EQ/Government Securities ..............................  83,513    80,556    81,100    76,027    12.54     to     15.21
EQ/International Growth ............................... 206,140   198,958   189,695   180,817    10.87     to     17.39
EQ/JPMorgan Core Bond (m) (o) (ac) ....................  83,109    66,917        --        --    13.85     to     14.45
EQ/Long Term Bond .....................................  59,348    57,294    56,555    54,402    16.10     to     18.94
EQ/Lord Abbett Growth and Income (j) (o) ..............  77,384    77,924        --        --    14.94     to     15.60
EQ/Lord Abbett Mid Cap Value (k) (o) ..................  48,862    51,351        --        --    15.94     to     18.08
EQ/Marsico Focus (b) (f) .............................. 102,463   108,041   105,429        --    13.03     to     13.15
EQ/Money Market (b) (g) ............................... 305,859   333,866   317,037        --    10.92     to     11.03
EQ/Montag & Caldwell Growth (h) ....................... 459,017   470,719   466,346   308,755    10.40     to     15.54
EQ/PIMCO Real Return ..................................  40,215    36,211    31,112    23,740    12.64     to     12.82
EQ/Short Duration Bond ................................   3,022     2,629     1,668       730    10.00     to     11.16
EQ/Small Company Index (z) (ag) .......................   3,703        --        --        --                     16.05
EQ/T. Rowe Price Growth Stock ......................... 623,898   665,720   703,653   755,926    10.44     to     15.01
EQ/UBS Growth and Income .............................. 194,399   189,131   183,231   209,207    11.10     to     15.40
EQ/Van Kampen Emerging Markets Equity (n) (o) .........   5,871     5,345        --        --    38.29     to     39.73
EQ/Van Kampen Mid Cap Growth (r) (y) (af) .............  68,357        --        --        --    12.18     to     24.80
EQ/Van Kampen Real Estate (t) (af) ....................  52,062        --        --        --    22.10     to     22.44
Fidelity VIP Contrafund (q) ........................... 232,555   127,126   113,585    98,909    16.12     to     16.49
Franklin Income Securities (w) (x) ....................  97,521     4,328     3,487     1,098     9.98     to     15.18
Franklin Rising Dividends Securities ..................   3,192     2,586     1,822       642                     13.85
Franklin Zero Coupon 2010 .............................     744       806       500       296                     11.65
Janus Aspen Series Balanced ...........................  60,525    63,146    70,977    66,102    14.32     to     14.33



                                                                             At December 31,
                                                        ----------------------------------------------------------
                                                                                Unit Value
                                                                            Lowest to Highest
                                                        ----------------------------------------------------------
                                                                    2006                         2005
                                                        ---------------------------- ----------------------------
AIM V.I. Financial Services ........................... $14.28        to $14.73     $ 12.30        to $12.73
AIM V.I. Global Health Care ...........................  12.35        to  13.00       11.81        to  12.39
AIM V.I. Technology ...................................  10.09        to  11.43        9.19        to  10.38
All Asset Allocation (e) ..............................  13.50        to  15.65       12.29        to  14.31
AXA Aggressive Allocation (ae) ........................                      --                           --
AXA Conservative Allocation (ae) ......................                      --                           --
AXA Conservative-Plus Allocation (ae) .................                      --                           --
AXA Moderate Allocation (ae) ..........................                      --                           --
AXA Moderate-Plus Allocation (ae) .....................                      --                           --
Dreyfus Stock Index Fund, Inc. ........................  10.23        to  10.74        8.92        to   9.33
EQ/AllianceBernstein Small Cap Growth (s) (af) ........                      --                           --
EQ/AllianceBernstein Value (ad) (ag) ..................                      --                           --
EQ/BlackRock Basic Value Equity (u) (ag) ..............                      --                           --
EQ/Bond Index .........................................  12.43        to  15.16       12.01        to  14.71
EQ/Boston Advisors Equity Income (a) ..................  14.12        to  16.11       12.26        to  13.93
EQ/Calvert Socially Responsible (b) (c) (i) ...........   8.88        to  10.95       10.42        to  10.43
EQ/Capital Guardian Research (b) (d) (aa) (ab) ........                   11.60                        10.39
EQ/Caywood-Scholl High Yield Bond .....................  15.05        to  17.91       13.99        to  16.72
EQ/FI Mid Cap (l) (o) (v) .............................  15.58        to  16.09                           --
EQ/GAMCO Small Company Value ..........................  19.36        to  38.19       16.35        to  32.38
EQ/Government Securities ..............................  11.80        to  14.36       11.43        to  13.97
EQ/International Growth ...............................   9.39        to  15.08        7.50        to  12.09
EQ/JPMorgan Core Bond (m) (o) (ac) ....................  13.40        to  13.49                           --
EQ/Long Term Bond .....................................  15.01        to  17.73       14.76        to  17.50
EQ/Lord Abbett Growth and Income (j) (o) ..............  14.49        to  15.09                           --
EQ/Lord Abbett Mid Cap Value (k) (o) ..................  15.91        to  18.00                           --
EQ/Marsico Focus (b) (f) ..............................  11.51        to  11.57       10.60        to  10.62
EQ/Money Market (b) (g) ...............................  10.48        to  10.54       10.09        to  10.10
EQ/Montag & Caldwell Growth (h) .......................   8.67        to  12.91        8.10        to  12.00
EQ/PIMCO Real Return ..................................  11.41        to  11.54       11.44        to  11.53
EQ/Short Duration Bond ................................  10.00        to  10.63       10.00        to  10.26
EQ/Small Company Index (z) (ag) .......................                      --                           --
EQ/T. Rowe Price Growth Stock .........................   9.77        to  14.11       10.21        to  14.80
EQ/UBS Growth and Income ..............................  11.06        to  15.27        9.76        to  13.43
EQ/Van Kampen Emerging Markets Equity (n) (o) .........  26.99        to  28.09                           --
EQ/Van Kampen Mid Cap Growth (r) (y) (af) .............                      --                           --
EQ/Van Kampen Real Estate (t) (af) ....................                      --                           --
Fidelity VIP Contrafund (q) ...........................  13.82        to  14.08       12.48        to  12.66
Franklin Income Securities (w) (x) ....................                   14.68                        12.46
Franklin Rising Dividends Securities ..................                   14.28                        12.23
Franklin Zero Coupon 2010 .............................                   10.78                        10.56
Janus Aspen Series Balanced ...........................  13.01        to  13.05       11.79        to  11.88



                                                                                   At December 31,
                                                        ---------------------------------------------------------------------
                                                                 Unit Value                         Net Assets
                                                             Lowest to Highest                        (000)
                                                        ---------------------------- ----------------------------------------
                                                                    2004                2007       2006       2005     2004
                                                        ---------------------------- ---------- ---------- --------- --------
AIM V.I. Financial Services ........................... $11.66        to $12.10         $72        $79       $63       $50
AIM V.I. Global Health Care ...........................  10.99        to  11.50         135        112        97        79
AIM V.I. Technology ...................................   9.05        to  10.00          24         20        12        26
All Asset Allocation (e) ..............................  11.73        to  13.71       9,699      9,885     9,558     9,641
AXA Aggressive Allocation (ae) ........................                      --          37         --        --        --
AXA Conservative Allocation (ae) ......................                      --          --         --        --        --
AXA Conservative-Plus Allocation (ae) .................                      --          --         --        --        --
AXA Moderate Allocation (ae) ..........................                      --          99         --        --        --
AXA Moderate-Plus Allocation (ae) .....................                      --         222         --        --        --
Dreyfus Stock Index Fund, Inc. ........................   8.59        to   8.94       2,520      2,526     2,267     1,997
EQ/AllianceBernstein Small Cap Growth (s) (af) ........                      --         159         --        --        --
EQ/AllianceBernstein Value (ad) (ag) ..................                      --         159         --        --        --
EQ/BlackRock Basic Value Equity (u) (ag) ..............                      --          75         --        --        --
EQ/Bond Index .........................................  11.94        to  14.69         405        370       325       360
EQ/Boston Advisors Equity Income (a) ..................  11.64        to  13.17       1,148      1,021       855       621
EQ/Calvert Socially Responsible (b) (c) (i) ...........                      --         389        348        40        --
EQ/Capital Guardian Research (b) (d) (aa) (ab) ........                      --         576        161       147        --
EQ/Caywood-Scholl High Yield Bond .....................  13.67        to  16.40       1,113      1,153     1,108     1,132
EQ/FI Mid Cap (l) (o) (v) .............................                      --         712        601        --        --
EQ/GAMCO Small Company Value ..........................  15.72        to  31.27      10,594     10,296     8,766     8,359
EQ/Government Securities ..............................  11.32        to  13.89       1,092        994       970       909
EQ/International Growth ...............................   6.66        to  10.78       3,170      2,706     2,089     1,796
EQ/JPMorgan Core Bond (m) (o) (ac) ....................                      --       1,156        908        --        --
EQ/Long Term Bond .....................................  14.37        to  17.11         992        899       877       827
EQ/Lord Abbett Growth and Income (j) (o) ..............                      --       1,154      1,126        --        --
EQ/Lord Abbett Mid Cap Value (k) (o) ..................                      --         833        872        --        --
EQ/Marsico Focus (b) (f) ..............................                      --       1,338      1,245     1,118        --
EQ/Money Market (b) (g) ...............................                      --       3,354      3,509     3,200        --
EQ/Montag & Caldwell Growth (h) .......................   7.74        to  11.42       5,189      4,409     4,055     2,571
EQ/PIMCO Real Return ..................................  11.43        to  11.49         509        414       356       272
EQ/Short Duration Bond ................................  10.00        to  10.16          34         28        17         7
EQ/Small Company Index (z) (ag) .......................                      --          59
EQ/T. Rowe Price Growth Stock .........................   9.86        to  14.34       8,334      8,381     9,295     9,756
EQ/UBS Growth and Income ..............................   9.03        to  12.37       2,299      2,223     1,898     1,981
EQ/Van Kampen Emerging Markets Equity (n) (o) .........                      --         231        149        --        --
EQ/Van Kampen Mid Cap Growth (r) (y) (af) .............                      --         981         --        --        --
EQ/Van Kampen Real Estate (t) (af) ....................                      --       1,140         --        --        --
Fidelity VIP Contrafund (q) ...........................  10.76        to  10.87       3,817      1,787     1,440     1,082
Franklin Income Securities (w) (x) ....................                   12.30       1,115         63        43        14
Franklin Rising Dividends Securities ..................                   11.87          44         37        22         8
Franklin Zero Coupon 2010 .............................                   10.46           9          9         5         3
Janus Aspen Series Balanced ...........................  10.96        to  11.08         842        800       816       709

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6. Financial Highlights (Continued)


                                                                            At December 31,
                                                  --------------------------------------------------------------------
                                                                   Units                           Unit Value
                                                                Outstanding                    Lowest to Highest
                                                  --------------------------------------- ----------------------------
                                                     2007      2006      2005      2004               2007
                                                  --------- --------- --------- --------- ----------------------------
Janus Aspen Series Forty ........................ 154,015   147,821   146,050   147,157  $ 12.55    to    $ 20.67
Janus Aspen Series International Growth .........  22,795    22,003    20,567    18,436    30.64    to      31.81
Janus Aspen Series Mid Cap Growth ............... 220,120   218,053   225,675   213,625     6.60    to      14.06
Janus Aspen Series Worldwide Growth ............. 235,312   226,635   229,685   219,944     7.85    to       8.70
MFS(R) Utilities ................................  13,167    12,452    12,129     8,957    18.97    to      29.17
Multimanager High Yield (o) (p) .................  13,096    11,621        --        --    12.94    to      15.12
Multimanager Small Cap Growth ................... 109,010   110,225   113,033   103,060    13.00    to      14.37
Oppenheimer Global Securities ...................  10,005     8,432     6,178     3,254                     18.73
PIMCO Global Bond (Unhedged) ....................  24,075    21,553    18,556    14,253    14.88    to      15.16
PIMCO StocksPLUS Growth and Income ..............  55,038    52,706    47,266    41,362    14.68    to      15.04
UIF Global Value Equity .........................   6,029     5,321     4,711     4,435    13.01    to      16.03



                                                                      At December 31,
                                                  --------------------------------------------------------
                                                                         Unit Value
                                                                     Lowest to Highest
                                                  --------------------------------------------------------
                                                             2006                        2005
                                                  --------------------------- ---------------------------
Janus Aspen Series Forty ........................ $9.23        to $15.18     $ 8.51        to $13.96
Janus Aspen Series International Growth ......... 24.09        to  24.94      16.54        to  17.07
Janus Aspen Series Mid Cap Growth ...............  5.43        to  11.61       4.79        to  10.30
Janus Aspen Series Worldwide Growth .............  7.22        to   7.97       6.15        to   6.76
MFS(R) Utilities ................................ 21.48        to  22.96      16.42        to  17.60
Multimanager High Yield (o) (p) ................. 12.36        to  14.72                          --
Multimanager Small Cap Growth ................... 12.63        to  13.91      11.54        to  12.66
Oppenheimer Global Securities ...................                  17.71                       15.15
PIMCO Global Bond (Unhedged) .................... 13.65        to  13.87      13.13        to  13.30
PIMCO StocksPLUS Growth and Income .............. 13.81        to  14.11      12.11        to  12.34
UIF Global Value Equity ......................... 12.25        to  15.13      10.14        to  12.57



                                                                            At December 31,
                                                  -------------------------------------------------------------------
                                                          Unit Value                        Net Assets
                                                       Lowest to Highest                       (000)
                                                  --------------------------- ---------------------------------------
                                                             2004                2007      2006      2005      2004
                                                  --------------------------- --------- --------- --------- ---------
Janus Aspen Series Forty ........................ $7.59     to    $12.45      $2,066    $1,447    $1,308    $1,169
Janus Aspen Series International Growth ......... 12.62     to     12.98         705       534       342       233
Janus Aspen Series Mid Cap Growth ...............  4.28     to      9.24       1,749     1,422     1,296     1,094
Janus Aspen Series Worldwide Growth .............  5.85     to      6.41       1,915     1,692     1,460     1,330
MFS(R) Utilities ................................ 14.10     to     15.16         358       270       202       131
Multimanager High Yield (o) (p) .................                     --         191       165        --        --
Multimanager Small Cap Growth ................... 10.81     to     11.81       1,390     1,363     1,273     1,081
Oppenheimer Global Securities ...................                  13.33         187       149        93        43
PIMCO Global Bond (Unhedged) .................... 14.15     to     14.29         347       284       238       201
PIMCO StocksPLUS Growth and Income .............. 11.78     to     11.96         808       727       571       486
UIF Global Value Equity ......................... 10.00     to     11.95          97        81        59        53

-------

(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.

(b)  Units were made available for sale on September 9, 2005.

(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.

(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.

(e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.

(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.

(g)  EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
     2005.

(h) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.

(i) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)

(j) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5).

(k) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid-Cap Value on November 3, 2006. (See Note 5)

(l) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)

(m) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on November 3, 2006. (See Note 5)

(n) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)

(o)  Units were made available for sale on November 3, 2006.

(p) Multimanager High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)

(q) Fidelity VIP Contrafund was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 5)

(r) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007 (See Note 5)

(s) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 5)

(t) EQ/Van Kampen Real Estate was subtituted for UIF U.S. Real Estate on August 17, 2007. (See Note 5)

(u) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 5)

(v) EQ/FI Mid Cap was substituted for AIM V.I. Mid Cap Core Equity on November 16, 2007. (See Note 5)

(w) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 5)

(x) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 5)

(y) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 5)

(z) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 5)

(aa) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 5)

(ab) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 5)

(ac) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Bond on November 16, 2007. (See Note 5)

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6. Financial Highlights (Continued)

(ad) EQ/AllianceBernstein Value was substituted for Old Mutual Select Value on November 16, 2007. (See Note 5)

(ae) Units were made available for sale on June 15, 2007.

(af) Units were made available for sale on August 17, 2007.

(ag) Units were made available for sale on November 16, 2007.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6. Financial Highlights (Continued)


                                                                       For the period ended December 31,
                                                     ----------------------------------------------------------------------
                                                                     Investment                       Expense Ratio**
                                                                       Income                            Lowest to
                                                                       Ratio*                             Highest
                                                     ------------------------------------------- --------------------------
                                                        2007       2006       2005       2004               2007
                                                     ---------- ---------- ---------- ---------- --------------------------
AIM V.I. Financial Services ........................  1.86%     1.65%      1.53%       0.82%     0.35%    to     0.65%
AIM V.I. Global Health Care ........................  0.00      0.00       0.00        0.00      0.35     to     0.65
AIM V.I. Technology ................................  0.00      0.00       0.00        0.00      0.35     to     0.65
All Asset Allocation (e) ...........................  3.58      2.83       2.82        2.91      0.35     to     0.75
AXA Aggressive Allocation (ae) ..................... 14.15        --         --         --       0.35     to     0.75
AXA Conservative Allocation (ae) ...................   --         --         --         --       0.35     to     0.75
AXA Conservative-Plus Allocation (ae) ..............   --         --         --         --       0.35     to     0.75
AXA Moderate Allocation (ae) .......................  3.27        --         --         --       0.35     to     0.75
AXA Moderate-Plus Allocation (ae) ..................  3.93        --         --         --       0.35     to     0.75
Dreyfus Stock Index Fund, Inc. .....................  1.71      1.67       1.64        1.87      0.35     to     0.75
EQ/AllianceBernstein Small Cap Growth (s) (af) .....  0.00        --         --         --       0.35     to     0.65
EQ/AllianceBernstein Value (ad) (ag) ...............  1.68        --         --         --       0.35     to     0.65
EQ/BlackRock Basic Value Equity (u) (ag) ...........  1.12        --         --         --                       0.35
EQ/Bond Index ......................................  5.54      5.01       4.51        9.71      0.35     to     0.75
EQ/Boston Advisors Equity Income (a) ...............  1.86      1.85       1.52        2.65      0.35     to     0.75
EQ/Calvert Socially Responsible (b) (c) (i) ........  0.46      0.00       0.00         --       0.35     to     0.75
EQ/Capital Guardian Research (b) (d) (aa) (ab) .....  3.33      0.84       0.75         --       0.35     to     0.75
EQ/Caywood-Scholl High Yield Bond ..................  6.37      5.73       5.50       11.89      0.35     to     0.75
EQ/FI Mid Cap (l) (o) (v) ..........................  0.00      0.26         --         --       0.35     to     0.65
EQ/GAMCO Small Company Value .......................  0.42      0.87       0.44        0.02      0.35     to     0.75
EQ/Government Securities ...........................  4.86      4.67       3.58        5.89      0.35     to     0.75
EQ/International Growth ............................  0.54      0.80       1.51        1.19      0.35     to     0.75
EQ/JPMorgan Core Bond (m) (o) (ac) .................  5.52      4.51         --         --       0.35     to     0.65
EQ/Long Term Bond ..................................  4.35      4.24       2.06       10.62      0.35     to     0.75
EQ/Lord Abbett Growth and Income (j) (o) ...........  1.36      0.79         --         --       0.35     to     0.65
EQ/Lord Abbett Mid Cap Value (k) (o) ...............  0.70      0.63         --         --       0.35     to     0.65
EQ/Marsico Focus (b) (f) ...........................  0.17      0.17       0.00         --       0.35     to     0.75
EQ/Money Market (b) (g) ............................  4.86      4.63       1.08         --       0.35     to     0.75
EQ/Montag & Caldwell Growth (h) ....................  0.20      0.20       0.30        0.44      0.35     to     0.75
EQ/PIMCO Real Return ...............................  2.68      3.76       1.71        2.67      0.35     to     0.65
EQ/Short Duration Bond .............................  4.25      4.17       1.41        4.32      0.35     to     0.65
EQ/Small Company Index (z) (ag) .................... 13.36        --         --         --                       0.35
EQ/T. Rowe Price Growth Stock ......................  0.07      0.00       0.00        0.00      0.35     to     0.75
EQ/UBS Growth and Income ...........................  0.80      0.80       0.69        1.75      0.35     to     0.75
EQ/Van Kampen Emerging Markets Equity (n) (o) ......  0.00      0.60         --         --       0.35     to     0.65
EQ/Van Kampen Mid Cap Growth (r) (y) (af) ..........  0.92        --         --         --       0.35     to     0.65
EQ/Van Kampen Real Estate (t) (af) .................  0.90        --         --         --       0.35     to     0.65
Fidelity VIP Contrafund (q) ........................  1.17      1.15       0.19        0.24      0.35     to     0.75
Franklin Income Securities (w) (x) .................  1.22      3.72       3.51        3.76      0.35     to     0.65
Franklin Rising Dividends Securities ...............  2.33      1.05       0.83        0.62                      0.35
Franklin Zero Coupon 2010 ..........................  4.63      3.54       3.27        1.53                      0.35



                                                               For the period ended December 31,
                                                     ------------------------------------------------------
                                                                        Expense Ratio**
                                                                           Lowest to
                                                                            Highest
                                                     ------------------------------------------------------
                                                                2006                       2005
                                                     -------------------------- --------------------------
AIM V.I. Financial Services ........................ 0.35%     to    0.65%      0.35%    to     0.65%
AIM V.I. Global Health Care ........................ 0.35      to    0.65       0.35     to     0.65
AIM V.I. Technology ................................ 0.35      to    0.65       0.35     to     0.65
All Asset Allocation (e) ........................... 0.35      to    0.75       0.35     to     0.75
AXA Aggressive Allocation (ae) .....................                   --                         --
AXA Conservative Allocation (ae) ...................                   --                         --
AXA Conservative-Plus Allocation (ae) ..............                   --                         --
AXA Moderate Allocation (ae) .......................                   --                         --
AXA Moderate-Plus Allocation (ae) ..................                   --                         --
Dreyfus Stock Index Fund, Inc. ..................... 0.35      to    0.75       0.35     to     0.75
EQ/AllianceBernstein Small Cap Growth (s) (af) .....                   --                         --
EQ/AllianceBernstein Value (ad) (ag) ...............                   --                         --
EQ/BlackRock Basic Value Equity (u) (ag) ...........                   --                         --
EQ/Bond Index ...................................... 0.35      to    0.75       0.35     to     0.75
EQ/Boston Advisors Equity Income (a) ............... 0.35      to    0.75       0.35     to     0.75
EQ/Calvert Socially Responsible (b) (c) (i) ........ 0.35      to    0.65       0.35     to     0.65
EQ/Capital Guardian Research (b) (d) (aa) (ab) .....                 0.60                       0.60
EQ/Caywood-Scholl High Yield Bond .................. 0.35      to    0.75       0.35     to     0.75
EQ/FI Mid Cap (l) (o) (v) .......................... 0.35      to    0.65                         --
EQ/GAMCO Small Company Value ....................... 0.35      to    0.75       0.35     to     0.75
EQ/Government Securities ........................... 0.35      to    0.75       0.35     to     0.75
EQ/International Growth ............................ 0.35      to    0.75       0.35     to     0.75
EQ/JPMorgan Core Bond (m) (o) (ac) ................. 0.35      to    0.65                         --
EQ/Long Term Bond .................................. 0.35      to    0.75       0.35     to     0.75
EQ/Lord Abbett Growth and Income (j) (o) ........... 0.35      to    0.65                         --
EQ/Lord Abbett Mid Cap Value (k) (o) ............... 0.35      to    0.65                         --
EQ/Marsico Focus (b) (f) ........................... 0.35      to    0.75       0.35     to     0.75
EQ/Money Market (b) (g) ............................ 0.35      to    0.75       0.35     to     0.75
EQ/Montag & Caldwell Growth (h) .................... 0.35      to    0.75       0.35     to     0.75
EQ/PIMCO Real Return ............................... 0.35      to    0.65       0.35     to     0.65
EQ/Short Duration Bond ............................. 0.35      to    0.65       0.35     to     0.65
EQ/Small Company Index (z) (ag) ....................                   --                         --
EQ/T. Rowe Price Growth Stock ...................... 0.35      to    0.75       0.35     to     0.75
EQ/UBS Growth and Income ........................... 0.35      to    0.75       0.35     to     0.75
EQ/Van Kampen Emerging Markets Equity (n) (o) ...... 0.35      to    0.65                         --
EQ/Van Kampen Mid Cap Growth (r) (y) (af) ..........                   --                         --
EQ/Van Kampen Real Estate (t) (af) .................                   --                         --
Fidelity VIP Contrafund (q) ........................ 0.35      to    0.75       0.35     to     0.75
Franklin Income Securities (w) (x) .................                 0.35                       0.35
Franklin Rising Dividends Securities ...............                 0.35                       0.35
Franklin Zero Coupon 2010 ..........................                 0.35                       0.35


                                                        For the period ended
                                                             December 31,
                                                     ---------------------------
                                                          Expense Ratio**
                                                             Lowest to
                                                              Highest
                                                     --------------------------
                                                                2004
                                                     --------------------------
AIM V.I. Financial Services ........................ 0.35%    to     0.65%
AIM V.I. Global Health Care ........................ 0.35     to     0.65
AIM V.I. Technology ................................ 0.35     to     0.65
All Asset Allocation (e) ........................... 0.35     to     0.75
AXA Aggressive Allocation (ae) .....................                   --
AXA Conservative Allocation (ae) ...................                   --
AXA Conservative-Plus Allocation (ae) ..............                   --
AXA Moderate Allocation (ae) .......................                   --
AXA Moderate-Plus Allocation (ae) ..................                   --
Dreyfus Stock Index Fund, Inc. ..................... 0.35     to     0.75
EQ/AllianceBernstein Small Cap Growth (s) (af) .....                   --
EQ/AllianceBernstein Value (ad) (ag) ...............                   --
EQ/BlackRock Basic Value Equity (u) (ag) ...........                   --
EQ/Bond Index ...................................... 0.35     to     0.75
EQ/Boston Advisors Equity Income (a) ............... 0.35     to     0.75
EQ/Calvert Socially Responsible (b) (c) (i) ........                   --
EQ/Capital Guardian Research (b) (d) (aa) (ab) .....                   --
EQ/Caywood-Scholl High Yield Bond .................. 0.35     to     0.75
EQ/FI Mid Cap (l) (o) (v) ..........................                   --
EQ/GAMCO Small Company Value ....................... 0.35     to     0.75
EQ/Government Securities ........................... 0.35     to     0.75
EQ/International Growth ............................ 0.35     to     0.75
EQ/JPMorgan Core Bond (m) (o) (ac) .................                   --
EQ/Long Term Bond .................................. 0.35     to     0.75
EQ/Lord Abbett Growth and Income (j) (o) ...........                   --
EQ/Lord Abbett Mid Cap Value (k) (o) ...............                   --
EQ/Marsico Focus (b) (f) ...........................                   --
EQ/Money Market (b) (g) ............................                   --
EQ/Montag & Caldwell Growth (h) .................... 0.35     to     0.75
EQ/PIMCO Real Return ............................... 0.35     to     0.65
EQ/Short Duration Bond ............................. 0.35     to     0.65
EQ/Small Company Index (z) (ag) ....................                   --
EQ/T. Rowe Price Growth Stock ...................... 0.35     to     0.75
EQ/UBS Growth and Income ........................... 0.35     to     0.75
EQ/Van Kampen Emerging Markets Equity (n) (o) ......                   --
EQ/Van Kampen Mid Cap Growth (r) (y) (af) ..........                   --
EQ/Van Kampen Real Estate (t) (af) .................                   --
Fidelity VIP Contrafund (q) ........................ 0.35     to     0.75
Franklin Income Securities (w) (x) .................                 0.35
Franklin Rising Dividends Securities ...............                 0.35
Franklin Zero Coupon 2010 ..........................                 0.35



                                                                          For the period ended December 31,
                                                     ---------------------------------------------------------------
                                                                                  Total Return***
                                                                                     Lowest to
                                                                                      Highest
                                                     ---------------------------------------------------------------
                                                                    2007                            2006
                                                     ---------------------------------- ----------------------------
AIM V.I. Financial Services ........................ (22.74)%     to     (22.55)%       15.71%    to     16.10%
AIM V.I. Global Health Care ........................  11.17       to      11.46          4.57     to      4.92
AIM V.I. Technology ................................   7.04       to       7.35          9.79     to     10.12
All Asset Allocation (e) ...........................   3.77       to       4.15          9.36     to      9.85
AXA Aggressive Allocation (ae) ..................... (2.33)       to      (2.04)                            --
AXA Conservative Allocation (ae) ...................   3.28       to       3.48                             --
AXA Conservative-Plus Allocation (ae) ..............   1.29       to       1.58                             --
AXA Moderate Allocation (ae) .......................   0.89       to       1.08                             --
AXA Moderate-Plus Allocation (ae) ..................  (0.49)      to      (0.29)                            --
Dreyfus Stock Index Fund, Inc. .....................   4.50       to       4.84         14.69     to     15.11
EQ/AllianceBernstein Small Cap Growth (s) (af) .....   5.42       to       5.60                             --
EQ/AllianceBernstein Value (ad) (ag) ...............  (0.24)      to      (0.19)                            --
EQ/BlackRock Basic Value Equity (u) (ag) ...........                       0.28                             --
EQ/Bond Index ......................................   5.87       to       6.28          3.06     to      3.50
EQ/Boston Advisors Equity Income (a) ...............   2.90       to       3.29         15.17     to     15.65
EQ/Calvert Socially Responsible (b) (c) (i) ........  11.49       to      11.69          1.25     to      4.99
EQ/Capital Guardian Research (b) (d) (aa) (ab) .....  (1.37)      to      (1.30)                         11.65
EQ/Caywood-Scholl High Yield Bond ..................   2.07       to       2.46          7.12     to      7.58
EQ/FI Mid Cap (l) (o) (v) ..........................   7.64       to       7.89          2.75     to      2.84
EQ/GAMCO Small Company Value .......................   8.48       to       8.88         17.94     to     18.41
EQ/Government Securities ...........................   5.92       to       6.27          2.79     to      3.24
EQ/International Growth ............................  15.32       to      15.76         24.73     to     25.20
EQ/JPMorgan Core Bond (m) (o) (ac) .................   2.67       to       2.99          0.22     to      0.30
EQ/Long Term Bond ..................................   6.82       to       7.26          1.31     to      1.69
EQ/Lord Abbett Growth and Income (j) (o) ...........   3.11       to       3.38          3.13     to      3.21
EQ/Lord Abbett Mid Cap Value (k) (o) ...............   0.19       to       0.44          2.25     to      2.33
EQ/Marsico Focus (b) (f) ...........................  13.21       to      13.66          8.58     to      8.95
EQ/Money Market (b) (g) ............................   4.20       to       4.65          3.87     to      4.36
EQ/Montag & Caldwell Growth (h) ....................  19.95       to      20.37          7.04     to      7.58
EQ/PIMCO Real Return ...............................  10.78       to      11.09         (0.26)    to      0.09
EQ/Short Duration Bond .............................                       4.99          0.00     to      3.61
EQ/Small Company Index (z) (ag) ....................                      (0.25)                            --
EQ/T. Rowe Price Growth Stock ......................   6.38       to       6.86         (4.66)    to     (4.31)
EQ/UBS Growth and Income ...........................   0.36       to       0.85         13.32     to     13.70
EQ/Van Kampen Emerging Markets Equity (n) (o) ......  41.44       to      41.87          9.38     to      9.45
EQ/Van Kampen Mid Cap Growth (r) (y) (af) ..........   1.12       to       1.14                             --
EQ/Van Kampen Real Estate (t) (af) .................  (8.72)      to      (8.63)                            --
Fidelity VIP Contrafund (q) ........................  16.64       to      17.12         10.74     to     11.22
Franklin Income Securities (w) (x) .................   0.71       to       3.41                          17.82
Franklin Rising Dividends Securities ...............                      (3.01)                         16.76
Franklin Zero Coupon 2010 ..........................                       8.07                           2.08



                                                         For the period ended December 31,
                                                     ----------------------------------------------
                                                                  Total Return***
                                                                     Lowest to
                                                                      Highest
                                                     ----------------------------------------------
                                                             2005                     2004
                                                     ----------------------------------------------
AIM V.I. Financial Services ........................  5.21%   to  5.49%      7.94%     to    8.36%
AIM V.I. Global Health Care ........................  7.46    to  7.74       6.80      to    7.18
AIM V.I. Technology ................................  1.55    to  3.80       0.00      to    6.35
All Asset Allocation (e) ...........................  4.38    to  4.77       7.70      to    8.21
AXA Aggressive Allocation (ae) .....................               --                         --
AXA Conservative Allocation (ae) ...................               --                         --
AXA Conservative-Plus Allocation (ae) ..............               --                         --
AXA Moderate Allocation (ae) .......................               --                         --
AXA Moderate-Plus Allocation (ae) ..................               --                         --
Dreyfus Stock Index Fund, Inc. .....................  3.84    to  4.36       9.85      to   10.23
EQ/AllianceBernstein Small Cap Growth (s) (af) .....               --                         --
EQ/AllianceBernstein Value (ad) (ag) ...............               --                         --
EQ/BlackRock Basic Value Equity (u) (ag) ...........               --                         --
EQ/Bond Index ......................................  0.14    to  0.59       0.89      to    1.27
EQ/Boston Advisors Equity Income (a) ...............  5.33    to  5.77      16.98      to   17.48
EQ/Calvert Socially Responsible (b) (c) (i) ........  3.17    to  3.27                        --
EQ/Capital Guardian Research (b) (d) (aa) (ab) .....              1.76                        --
EQ/Caywood-Scholl High Yield Bond ..................  1.95    to  2.34       8.90      to    9.27
EQ/FI Mid Cap (l) (o) (v) ..........................               --                         --
EQ/GAMCO Small Company Value .......................  3.55    to  4.01      20.04      to   20.46
EQ/Government Securities ...........................  0.58    to  0.97       0.58      to    1.07
EQ/International Growth ............................ 12.15    to 12.61       4.46      to    4.88
EQ/JPMorgan Core Bond (m) (o) (ac) .................               --                         --
EQ/Long Term Bond ..................................  2.28    to  2.71       7.14      to    7.56
EQ/Lord Abbett Growth and Income (j) (o) ...........               --                         --
EQ/Lord Abbett Mid Cap Value (k) (o) ...............               --                         --
EQ/Marsico Focus (b) (f) ...........................  5.05    to  5.25                        --
EQ/Money Market (b) (g) ............................  0.90    to  1.00                        --
EQ/Montag & Caldwell Growth (h) ....................  4.65    to  5.08       3.34      to    3.72
EQ/PIMCO Real Return ...............................  0.09    to  0.35       4.10      to    4.45
EQ/Short Duration Bond .............................  0.00    to  0.98       0.00      to    1.30
EQ/Small Company Index (z) (ag) ....................               --                         --
EQ/T. Rowe Price Growth Stock ......................  3.21    to  3.55      12.65      to   13.20
EQ/UBS Growth and Income ...........................  8.08    to  8.57      12.45      to   12.86
EQ/Van Kampen Emerging Markets Equity (n) (o) ......               --                         --
EQ/Van Kampen Mid Cap Growth (r) (y) (af) ..........               --                         --
EQ/Van Kampen Real Estate (t) (af) .................               --                         --
Fidelity VIP Contrafund (q) ........................ 15.99    to 16.47      14.47      to   14.90
Franklin Income Securities (w) (x) .................              1.30                      13.36
Franklin Rising Dividends Securities ...............              3.03                      10.62
Franklin Zero Coupon 2010 ..........................              0.96                       4.08

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6. Financial Highlights (Continued)


                                                                For the period ended December 31,
                                              ----------------------------------------------------------------------
                                                              Investment                       Expense Ratio**
                                                                Income                            Lowest to
                                                                Ratio*                             Highest
                                              ------------------------------------------- --------------------------
                                                 2007       2006       2005       2004               2007
                                              ---------- ---------- ---------- ---------- --------------------------
Janus Aspen Series Balanced ................. 2.57%      2.16%      2.35%      2.40%      0.35%        to 0.75%
Janus Aspen Series Forty .................... 0.34       0.33       0.19       0.24       0.35         to 0.75
Janus Aspen Series International Growth ..... 0.45       1.90       1.11       0.92       0.35         to 0.65
Janus Aspen Series Mid Cap Growth ........... 0.22       0.00       0.00       0.00       0.35         to 0.75
Janus Aspen Series Worldwide Growth ......... 0.77       1.78       1.42       1.06       0.35         to 0.75
MFS(R) Utilities ............................ 0.94       2.00       0.57       1.50       0.35         to 0.65
Multimanager High Yield (o) (p) ............. 8.36       7.13         --         --       0.35         to 0.65
Multimanager Small Cap Growth ............... 0.00       0.00       0.11       0.00       0.35         to 0.75
Oppenheimer Global Securities ............... 1.08       0.78       0.71       0.33                       0.35
PIMCO Global Bond (Unhedged) ................ 2.98       3.33       2.54       1.86       0.35         to 0.65
PIMCO StocksPLUS Growth and Income .......... 7.68       5.14       2.47       1.82       0.35         to 0.65
UIF Global Value Equity ..................... 1.72       1.61       1.02       0.84       0.35         to 0.65



                                                                      For the period ended December 31,
                                              ---------------------------------------------------------------------------------
                                                                              Expense Ratio**
                                                                                 Lowest to
                                                                                  Highest
                                              --------------------------------------------------------------------------------
                                                         2006                       2005                       2004
                                              -------------------------- -------------------------- --------------------------
Janus Aspen Series Balanced ................. 0.35%        to 0.75%      0.35%        to 0.75%      0.35%        to 0.75%
Janus Aspen Series Forty .................... 0.35         to 0.75       0.35         to 0.75       0.35         to 0.75
Janus Aspen Series International Growth ..... 0.35         to 0.65       0.35         to 0.65       0.35         to 0.65
Janus Aspen Series Mid Cap Growth ........... 0.35         to 0.75       0.35         to 0.75       0.35         to 0.75
Janus Aspen Series Worldwide Growth ......... 0.35         to 0.75       0.35         to 0.75       0.35         to 0.75
MFS(R) Utilities ............................ 0.35         to 0.65       0.35         to 0.65       0.35         to 0.65
Multimanager High Yield (o) (p) ............. 0.35         to 0.65                         --                         --
Multimanager Small Cap Growth ............... 0.35         to 0.75       0.35         to 0.75       0.35         to 0.75
Oppenheimer Global Securities ...............                 0.35                       0.35                       0.35
PIMCO Global Bond (Unhedged) ................ 0.35         to 0.65       0.35         to 0.65       0.35         to 0.65
PIMCO StocksPLUS Growth and Income .......... 0.35         to 0.65       0.35         to 0.65       0.35         to 0.65
UIF Global Value Equity ..................... 0.35         to 0.65       0.35         to 0.65       0.35         to 0.65



                                                                       For the period ended December 31,
                                              -----------------------------------------------------------------------------------
                                                                               Total Return***
                                                                                  Lowest to
                                                                                   Highest
                                              ----------------------------------------------------------------------------------
                                                         2007                        2006                        2005
                                              --------------------------- --------------------------- --------------------------
Janus Aspen Series Balanced .................  9.73%       to 10.15%       9.85%       to 10.35%       7.22%       to  7.57%
Janus Aspen Series Forty .................... 35.97        to 36.17        8.46        to  8.74       12.12        to 12.13
Janus Aspen Series International Growth ..... 27.19        to 27.55       45.65        to 46.10       31.06        to 31.51
Janus Aspen Series Mid Cap Growth ........... 21.10        to 21.55       12.72        to 13.36       11.47        to 11.92
Janus Aspen Series Worldwide Growth .........  8.73        to  9.16       17.40        to 17.90        5.13        to  5.46
MFS(R) Utilities ............................ 27.05        to 27.47       30.45        to 30.82       16.09        to 16.45
Multimanager High Yield (o) (p) .............  2.72        to  3.07        1.59        to  1.64                          --
Multimanager Small Cap Growth ...............  2.93        to  3.31        9.45        to .9.87        6.75        to  7.20
Oppenheimer Global Securities ...............                  5.76                       16.90                       13.65
PIMCO Global Bond (Unhedged) ................  9.01        to  9.30        3.96        to  4.29       (7.21)       to (6.93)
PIMCO StocksPLUS Growth and Income ..........  6.30        to  6.59       14.04        to 14.34        2.80        to  3.18
UIF Global Value Equity .....................  5.95        to  6.20       20.37        to 20.81        1.40        to  5.19



                                                 For the period ended
                                                     December 31,
                                              --------------------------
                                                   Total Return***
                                                      Lowest to
                                                       Highest
                                              --------------------------
                                                         2004
                                              --------------------------
Janus Aspen Series Balanced .................  7.68%       to  8.09%
Janus Aspen Series Forty .................... 17.31        to 17.56
Janus Aspen Series International Growth ..... 17.94        to 18.21
Janus Aspen Series Mid Cap Growth ........... 19.84        to 20.22
Janus Aspen Series Worldwide Growth .........  3.91        to  4.40
MFS(R) Utilities ............................ 29.35        to 29.71
Multimanager High Yield (o) (p) .............                   --
Multimanager Small Cap Growth ............... 11.67        to 12.05
Oppenheimer Global Securities ...............                 18.49
PIMCO Global Bond (Unhedged) ................  9.86        to 10.18
PIMCO StocksPLUS Growth and Income .......... 10.09        to 10.43
UIF Global Value Equity .....................  0.00        to 12.84

-------

(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.

(b) Units were made available for sale on September 9, 2005.

(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.

(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.

(e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.

(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.

(g)  EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
     2005.

(h) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.

(i) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)

(j) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5).

(k) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid-Cap Value on November 3, 2006. (See Note 5)

(l) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)

(m) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on November 3, 2006. (See Note 5)

(n) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)

(o)  Units were made available for sale on November 3, 2006.

(p) Multimanager High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)

(q) Fidelity VIP Contrafund was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 5)

(r) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007 (See Note 5)

(s) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 5)

(t) EQ/Van Kampen Real Estate was subtituted for UIF U.S. Real Estate on August 17, 2007. (See Note 5)

(u) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 5)

(v) EQ/FI Mid Cap was substituted for AIM V.I. Mid Cap Core Equity on November 16, 2007. (See Note 5)

(w) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 5)

(x) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 5)

(y) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 5)

(z) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 5)

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6. Financial Highlights (Continued)

(aa) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 5)

(ab) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 5)

(ac) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Bond on November 16, 2007. (See Note 5)

(ad) EQ/AllianceBernstein Value was substituted for Old Mutual Select Value on November 16, 2007. (See Note 5)

(ae) Units were made available for sale on June 15, 2007.

(af) Units were made available for sale on August 17, 2007.

(ag) Units were made available for sale on November 16, 2007.


* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the to tal return for the period indicated, including changes in the value of the underlying fund and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the respective year ended or from the commencement of operations of the subaccount.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6. Financial Highlights (Concluded)


                                                                    At December 31, 2003
                                                       -----------------------------------------------
                                                                          Unit Value
                                                           Units           Lowest to       Net Assets
                                                        Outstanding         Highest          (000's)
                                                       ------------- -------------------- ------------
AIM V.I. Financial Services Portfolio ................      3,195     $10.76 to 11.21       $   35
AIM V.I. Health Sciences Portfolio ...................      5,543               10.29           57
AIM V.I. Telecommunications Portfolio ................      2,469                8.51           21
Dreyfus Stock Index Portfolio--Initial Class .........    202,873        7.82 to 8.11        1,632
EQ/Enterprise Equity Portfolio .......................    763,614       8.71 to 12.73        8,815
EQ/Enterprise Equity Income Portfolio ................     36,536       9.95 to 10.41          368
EQ/Enterprise Growth and Income Portfolio ............    197,771        8.03 to 8.15        1,655
EQ/Enterprise Growth Portfolio (6) ...................    271,410        7.49 to 7.49        2,131
EQ/Enterprise High-Yield Portfolio ...................     70,854      12.51 to 15.06        1,019
EQ/Enterprise International Growth Portfolio (6a)         171,305       6.35 to 10.32        1,642
EQ/Enterprise Managed Portfolio (6b) .................    718,620       8.40 to 12.73        8,857
EQ/Enterprise Small Company Growth Portfolio .........     81,966        9.05 to 9.68          759
EQ/Enterprise Small Company Value Portfolio ..........    312,903      11.65 to 26.05        6,873
EQ/Enterprise Total Return Portfolio .................     13,336      11.00 to 11.12          148
EQ/Enterprise Short Duration Bond Portfolio (1) ......         40               10.03        0(++)
EQ/MONY Government Securities Portfolio ..............     68,455      10.60 to 13.81          822
EQ/MONY Intermediate Term Bond Portfolio .............     26,224      11.79 to 14.56          364
EQ/MONY Long Term Bond Portfolio .....................     50,925      11.23 to 15.97          734
Fidelity VIP II Contrafund Portfolio--Service
Class ................................................     91,087        9.40 to 9.46          869
Franklin Income Securities Fund--Class 2 (2) .........         30               10.85            0(++)
Franklin Rising Dividends Securities Fund--
Class 2 (3) ..........................................        118               10.73            1
Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........          7               10.05            0(++)
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .......................    190,938        3.56 to 7.71          814
Janus Aspen Series Balanced
Portfolio--Institutional Class .......................     58,950      10.14 to 10.29          587
Janus Aspen Series Capital Appreciation Portfolio         134,920       5.83 to 10.69          901
Janus Aspen Series International Growth
Portfolio--Service Class .............................     13,169      10.62 to 10.70          141
Janus Aspen Series Worldwide Growth
Portfolio--Institutional Class .......................    204,216        5.63 to 6.14        1,186
MFS Utilities Portfolio--Initial Class ...............      4,595               11.72           54
Oppenheimer Global Securities Portfolio--Service
Class (5) ............................................        301               11.25            3
PIMCO Global Bond Portfolio--Administrative
Class ................................................      9,312      12.97 to 13.53          123
PIMCO StocksPLUS Growth and Income
Portfolio--Administrative Class ......................     31,103      10.41 to 10.70          331
UIF Global Value Equity Portfolio--Class I ...........      1,988               10.59           21



                                                              For the period ended December 31, 2003
                                                       ----------------------------------------------------
                                                        Investment    Expense Ratio**     Total Return***
                                                          Income         Lowest to           Lowest to
                                                          Ratio*          Highest             Highest
                                                       ------------ ------------------- -------------------
AIM V.I. Financial Services Portfolio ................      0.67%     0.35 to 0.65%      28.70 to 29.02%
AIM V.I. Health Sciences Portfolio ...................      0.00              0.65                 27.04
AIM V.I. Telecommunications Portfolio ................      0.00              0.65                 33.39
Dreyfus Stock Index Portfolio--Initial Class .........      1.55      0.35 to 0.75        27.36 to 27.92
EQ/Enterprise Equity Portfolio .......................      0.00      0.35 to 0.75        51.73 to 52.27
EQ/Enterprise Equity Income Portfolio ................      1.57      0.35 to 0.75        25.79 to 26.18
EQ/Enterprise Growth and Income Portfolio ............      1.09      0.35 to 0.75        26.66 to 27.15
EQ/Enterprise Growth Portfolio (6) ...................      0.46      0.35 to 0.75        16.12 to 16.49
EQ/Enterprise High-Yield Portfolio ...................      2.56      0.35 to 0.75        21.75 to 22.29
EQ/Enterprise International Growth Portfolio (6a)           0.49      0.35 to 0.75        29.97 to 30.39
EQ/Enterprise Managed Portfolio (6b) .................      1.19      0.35 to 0.75        20.09 to 20.52
EQ/Enterprise Small Company Growth Portfolio .........      0.00      0.35 to 0.75        22.07 to 22.63
EQ/Enterprise Small Company Value Portfolio ..........      0.11      0.35 to 0.75        36.39 to 37.06
EQ/Enterprise Total Return Portfolio .................      3.06      0.35 to 0.65          4.91 to 5.26
EQ/Enterprise Short Duration Bond Portfolio (1) ......      2.97(+)           0.35(+)               0.30
EQ/MONY Government Securities Portfolio ..............      2.88      0.35 to 0.75          0.95 to 1.34
EQ/MONY Intermediate Term Bond Portfolio .............      4.77      0.35 to 0.75          2.46 to 2.88
EQ/MONY Long Term Bond Portfolio .....................      5.77      0.35 to 0.75          3.97 to 4.37
Fidelity VIP II Contrafund Portfolio--Service
Class ................................................      0.33      0.35 to 0.75        27.37 to 27.84
Franklin Income Securities Fund--Class 2 (2) .........      0.00              0.35(+)               8.50
Franklin Rising Dividends Securities Fund--
Class 2 (3) ..........................................      0.00              0.35(+)               7.30
Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........      0.00              0.35(+)               0.50
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .......................      0.00      0.35 to 0.75        34.09 to 34.85
Janus Aspen Series Balanced
Portfolio--Institutional Class .......................      2.33      0.35 to 0.75        13.20 to 13.68
Janus Aspen Series Capital Appreciation Portfolio            .48      0.35 to 0.65        19.44 to 19.96
Janus Aspen Series International Growth
Portfolio--Service Class .............................      1.02      0.35 to 0.65        33.75 to 34.09
Janus Aspen Series Worldwide Growth
Portfolio--Institutional Class .......................      1.15      0.35 to 0.65        23.19 to 23.54
MFS Utilities Portfolio--Initial Class ...............      2.35              0.65                 35.02
Oppenheimer Global Securities Portfolio--Service
Class (5) ............................................      0.00              0.35(+)              12.50
PIMCO Global Bond Portfolio--Administrative
Class ................................................      2.05      0.35 to 0.65        13.70 to 14.07
PIMCO StocksPLUS Growth and Income
Portfolio--Administrative Class ......................      2.33      0.35 to 0.65        29.54 to 29.96
UIF Global Value Equity Portfolio--Class I ...........      0.00              0.65                 28.05

-----------------------------

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the Subaccount.

(+)  Annualized.

(++) Amounts round to less than one thousand.

(1) For the period November 3, 2003 (commencement of operations) through December 31, 2003.

(2) For the period November 6, 2003 (commencement of operations) through December 31, 2003.

(3) For the period November 20, 2003 (commencement of operations) through December 31, 2003.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007


6. Financial Highlights (Concluded)

(4) For the period November 26, 2003 (commencement of operations) through December 31, 2003.

(5) For the period October 7, 2003 (commencement of operations) through December 31, 2003.

(6) EQ/Enterprise Growth Portfolio was substituted for EQ/Enterprise Balanced Portfolio on February 28, 2003.

(6a) EQ/Enterprise International Growth Portfolio was substituted for EQ/Enterprise Emerging Countries Portfolio and EQ/Enterprise Worldwide Growth Portfolio on February 28, 2003.

(6b) EQ/Enterprise Managed Portfolio was substituted for EQ/Enterprise Mid-Cap Growth Portfolio on February 28, 2003.

                         REPORT OF INDEPENDENT AUDITORS


To the Board of Directors and Shareholder of MONY Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company and its subsidiaries (the "Company") at December 31, 2007 and 2006 and the results of their operations and their cash flows for the years ended December 31, 2007, 2006 and 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for share-based compensation on January 1, 2006 and for defined benefit pension and other postretirement plans on December 31, 2006.






/s/PricewaterhouseCoopers
New York, New York
April 4, 2008

                           MONY LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                                                                            2007          2006
                                                                         ----------    ----------
                                                                              (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value .......   $  8,081.2    $  8,702.7
  Mortgage loans on real estate ......................................      1,479.8       1,423.9
  Policy loans .......................................................      1,098.5       1,109.4
  Other equity investments ...........................................        176.7         173.0
  Other invested assets ..............................................        442.4         448.1
                                                                         ----------    ----------
     Total investments ...............................................     11,278.6      11,857.1
Cash and cash equivalents ............................................        321.4         207.6
Amounts due from reinsurers ..........................................      1,143.4       1,090.6
Deferred policy acquisition costs ....................................        324.5         264.2
Value of business acquired ...........................................        571.7         646.5
Other intangible assets, net .........................................           --          31.7
Loans to affiliates ..................................................         49.1            --
Income taxes receivable ..............................................        179.3         123.6
Other assets .........................................................        206.1         260.5
Separate Accounts' assets ............................................      3,471.5       3,791.5
                                                                         ----------    ----------

TOTAL ASSETS .........................................................   $ 17,545.6    $ 18,273.3
                                                                         ==========    ==========

LIABILITIES
Future policy benefits and other policyholders liabilities ...........   $  8,634.2    $  8,671.2
Policyholders' account balances ......................................      3,252.3       3,456.6
Other liabilities ....................................................        541.6         584.9
Long-term debt .......................................................          1.9         101.9
Separate Accounts' liabilities .......................................      3,471.5       3,791.5
                                                                         ----------    ----------
     Total liabilities ...............................................     15,901.5      16,606.1
                                                                         ----------    ----------

Commitments and contingent liabilities (Notes 2, 5, 11, 12, 17 and 18)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value, 2.5 million shares authorized,
    2.5 million shares issued and outstanding ........................          2.5           2.5
Capital in excess of par value .......................................      1,647.3       1,720.6
Retained earnings (accumulated deficit) ..............................         54.1         (40.7)
Accumulated other comprehensive loss .................................        (59.8)        (15.2)
                                                                         ----------    ----------
     Total shareholder's equity ......................................      1,644.1       1,667.2
                                                                         ----------    ----------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ...........................   $ 17,545.6    $ 18,273.3
                                                                         ==========    ==========





                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS

                                                                            2007          2006          2005
                                                                         ----------    ----------    ----------
                                                                                      (IN MILLIONS)

REVENUES
Premiums .............................................................   $    463.4    $    497.9    $    555.2
Universal life and investment-type product policy fee income .........        231.3         215.6         200.8
Net investment income ................................................        669.8         672.2         671.1
Investment (losses) gains, net .......................................        (31.5)         (4.4)          1.7
Commissions, fees and other income ...................................         91.0          77.2         144.0
                                                                         ----------    ----------    ----------
      Total revenues .................................................      1,424.0       1,458.5       1,572.8
                                                                         ----------    ----------    ----------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ..............................................        814.6         806.7         807.1
Interest credited to policyholders' account balances .................        127.0         134.0         141.4
Compensation and benefits ............................................         70.0          70.9          94.6
Commissions ..........................................................        113.8         116.9         188.2
Interest expense .....................................................          8.4          13.5          18.8
Amortization of deferred policy acquisition costs and
   value of business acquired ........................................        110.6         116.7          71.6
Capitalization of deferred policy acquisition costs ..................        (86.7)        (95.4)       (136.7)
Amortization of other intangible assets ..............................         32.4           3.3           4.2
Rent expense .........................................................         11.4           8.7          27.8
Other operating costs and expenses ...................................         64.9          66.4          98.7
                                                                         ----------    ----------    ----------
      Total benefits and other deductions ............................      1,266.4       1,241.7       1,315.7
                                                                         ----------    ----------    ----------

Earnings from continuing operations before income taxes ..............        157.6         216.8         257.1
Income taxes .........................................................        (53.1)        (80.1)        (97.8)
                                                                         ----------    ----------    ----------

Earnings from continuing operations ..................................        104.5         136.7         159.3
(Losses) earnings from discontinued operations,
   net of income taxes ...............................................         (3.3)          4.7           4.5
(Losses) gains on disposal of discontinued operations,
   net of income taxes ...............................................         (6.4)         61.2            --
                                                                         ----------    ----------    ----------

Net Earnings .........................................................   $     94.8    $    202.6    $    163.8
                                                                         ==========    ==========    ==========







                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                            2007          2006          2005
                                                                         ----------    ----------    ----------
                                                                                      (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year ................   $      2.5    $      2.5    $      2.5
                                                                         ----------    ----------    ----------

Capital in excess of par value, beginning of year ....................      1,720.6       1,769.7       1,868.6
Dividends ............................................................        (80.0)        (35.0)        (75.0)
Transfer of intangible assets ........................................           --         (19.9)        (23.9)
Share-based programs .................................................          6.7           5.8            --
                                                                         ----------    ----------    ----------
Capital in excess of par value, end of year ..........................      1,647.3       1,720.6       1,769.7
                                                                         ----------    ----------    ----------

Accumulated deficit, beginning of year ...............................        (40.7)       (243.3)       (407.1)
Net earnings .........................................................         94.8         202.6         163.8
                                                                         ----------    ----------    ----------
Retained earnings (accumulated deficit), end of year .................         54.1         (40.7)       (243.3)
                                                                         ----------    ----------    ----------

Accumulated other comprehensive (loss) income,
   beginning of year .................................................        (15.2)        (12.3)         40.1
Other comprehensive loss .............................................        (44.6)        (12.8)        (52.4)
Adjustment to initially apply SFAS No. 158,
   net of income taxes ...............................................           --           9.9            --
                                                                         ----------    ----------    ----------
Accumulated other comprehensive loss, end of year ....................        (59.8)        (15.2)        (12.3)
                                                                         ----------    ----------    ----------

Total Shareholder's Equity, End of Year ..............................   $  1,644.1    $  1,667.2    $  1,516.6
                                                                         ==========    ==========    ==========


                                                                             2007          2006          2005
                                                                         ----------    ----------    ----------
                                                                                      (IN MILLIONS)

COMPREHENSIVE INCOME
Net earnings .........................................................   $     94.8    $    202.6    $    163.8
                                                                         ----------    ----------    ----------

Change in unrealized losses, net of
   reclassification adjustment .......................................        (44.7)        (12.8)        (52.4)
Defined benefit plans:

   Net loss arising during year ......................................         (5.4)           --            --
   Prior service cost arising during year ............................          6.1            --            --
   Less: reclassification adjustment for:
     Amortization of net gains included in net periodic cost .........          (.6)           --            --
                                                                         ----------    ----------    ----------
     Other comprehensive income - defined benefit plans ..............           .1            --            --
                                                                         ----------    ----------    ----------

Other comprehensive loss .............................................        (44.6)        (12.8)        (52.4)
                                                                         ----------    ----------    ----------

Comprehensive Income .................................................   $     50.2    $    189.8    $    111.4
                                                                         ==========    ==========    ==========







                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                            2007          2006           2005
                                                                         ----------    ----------    ----------
                                                                                    (IN MILLIONS)

Net earnings .........................................................   $     94.8    $    202.6    $    163.8
Adjustments to reconcile net earnings to net cash
   provided by (used in) operating activities:
  Interest credited to policyholders' account balances ...............        127.0         134.0         141.4
  Universal life and investment-type product
     policy fee income ...............................................       (231.3)       (215.6)       (200.8)
  Change in accrued investment income ................................         12.8            .7          (2.2)
  Investment losses (gains), net .....................................         31.0           4.4          (1.7)
  Change in deferred policy acquisition costs and
     value of business acquired ......................................         23.9          21.3         (65.1)
  Change in future policy benefits and other
     policyholders' liabilities ......................................        (42.8)        (24.6)        (16.0)
  Change in income taxes receivable ..................................        (37.2)        (87.2)         77.4
  Other depreciation and amortization ................................         43.8          65.7          84.0
  Amortization of other intangible assets ............................         43.7          13.6          11.1
  Dividend from AllianceBernstein ....................................         29.3          22.1          17.5
  Losses (gains) on disposal of discontinued operations ..............          6.4         (61.2)           --
  Other, net .........................................................        (81.0)       (120.3)        (35.2)
                                                                         ----------    ----------    ----------

Net cash provided by (used in) operating activities ..................         20.4         (44.5)        174.2
                                                                         ----------    ----------    ----------

Cash flows from investing activities:
  Maturities and repayments of investments ...........................        925.8       1,270.4       1,215.0
  Sales of investments ...............................................        366.8         546.7         290.8
  Purchases of investments ...........................................       (824.7)     (1,710.4)     (1,715.4)
  Increase in loans to affiliates ....................................        (50.0)           --            --
  Change in capitalized software, leasehold improvements
    and EDP equipment ................................................          5.4           6.8          14.5
  Other, net .........................................................         (4.5)         11.0          14.3
                                                                         ----------    ----------    ----------

Net cash provided by (used in) investing activities ..................        418.8         124.5        (180.8)
                                                                         ----------    ----------    ----------

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (CONTINUED)

                                                                            2007          2006           2005
                                                                         ----------    ----------    ----------
                                                                                    (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits .........................................................   $    614.2    $    726.4    $    892.6
    Withdrawals and transfers to Separate Accounts ...................       (759.6)       (883.8)       (851.1)
  Repayments of long-term debt .......................................       (100.0)       (115.0)           --
  Dividends paid to shareholder ......................................        (80.0)        (35.0)        (75.0)
                                                                         ----------    ----------    ----------

Net cash used in financing activities ................................       (325.4)       (307.4)        (33.5)
                                                                         ----------    ----------    ----------

Change in cash and cash equivalents ..................................        113.8        (227.4)        (40.1)
Cash and cash equivalents, beginning of year .........................        207.6         435.0         475.1
                                                                         ----------    ----------    ----------

Cash and Cash Equivalents, End of Year ...............................   $    321.4    $    207.6    $    435.0
                                                                         ==========    ==========    ==========

Supplemental cash flow information:
  Interest Paid ......................................................   $      6.8    $     13.5    $     18.8
                                                                         ==========    ==========    ==========
  Income Taxes (Refunded) Paid .......................................   $     (2.5)   $    152.0    $     13.3
                                                                         ==========    ==========    ==========

Schedule of non-cash financing information:
  Transfer of the Investment Management contracts
     Intangible Assets to AXA Equitable ..............................   $       --    $    (19.9)   $       --
                                                                         ==========    ==========    ==========
  Transfer of the Distribution Network Intangible
     Assets to AXA Financial Group ...................................   $       --    $       --    $    (23.9)
                                                                         ==========    ==========    ==========
Share-based Programs .................................................   $      6.7    $      5.8    $       --
                                                                         ==========    ==========    ==========






                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)    ORGANIZATION

      MONY Life Insurance Company ("MONY Life" and, collectively with its consolidated subsidiaries "the Company"), provides life insurance, annuities, corporate-owned and bank-owned life insurance ("COLI" and "BOLI"). MONY Life is a wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS LLC"), formally know as MONY Holdings, LLC, which in turn is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group").

      MONY Life's direct and indirect wholly-owned operating subsidiaries include: (i) MONY Life Insurance Company of America ("MLOA"), an Arizona domiciled life insurance company, (ii) U.S. Financial Life Insurance Company ("USFL"), an Ohio domiciled insurer underwriting specialty risk life insurance business, (iii) MONY Securities Corporation ("MSC"), formally a broker-dealer and investment advisor registered with the Securities and Exchange Commission, which distributed its products and services through MONY Life's career agency sales force as well as through a network of accounting professionals and (iv) MONY Brokerage, Inc. ("MBI"), a licensed insurance broker, which principally provided MONY Life's career agency sales force with access to life, annuity, small group health, and specialty insurance products written by other insurance companies. MSC and MBI ceased doing business on June 6, 2005 in connection with AXA Financial's integration of the MONY companies. Enterprise Capital Management, Inc. ("Enterprise"), an investment advisor to certain of AXA Financial Group's retail proprietary mutual funds, and Enterprise Fund Distributors, Inc. ("Enterprise Distributors"), the distributor of AXA Financial Group's proprietary mutual funds, are reported as discontinued operations in the consolidated financial statements.

      Effective July 20, 2007, USFL ceased marketing new business and its operations in Ohio are being wound down. USFL policies currently in-force are not impacted by this decision. As a result, the Company recorded a pre-tax charge of $30.4 million ($19.8 million post-tax) due to the writedown of the intangible asset related to USFL's insurance distribution system. In addition, the Company recorded a pre-tax $8.0 million charge ($5.2 million post-tax) in 2007 related to USFL severance and lease related costs.


2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation and Principles of Consolidation
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of: MONY Life; those of its subsidiaries engaged in insurance related businesses and other subsidiaries in which the Company has control and a majority economic interest that meet the requirements for consolidation.

      All significant intercompany transactions and balances have been eliminated in consolidation. The years "2007," "2006" and "2005" refer to the years ended December 31, 2007, 2006 and 2005, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

      Accounting Changes
      ------------------

      Effective January 1, 2007, and as more fully described in Note 14 to the Consolidated Financial Statements, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes were expanded by FIN 48 and include a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, no adjustment to January 1, 2007 retained earnings for unrecognized tax benefits was required for the Company.

      On January 1, 2007, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

      Although the Company has no employees, under service agreements with affiliates, the Company is charged for services, including personnel services and employee benefits, provided on its behalf.

      On December 31, 2006, the Company implemented Statement of Financial Accounting Standards ("SFAS") No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

      As required by SFAS No. 158, the $9.9 million impact of initial adoption, net of income tax, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension at December 31, 2006 reduced total assets by approximately $2.8 million, principally due to the $5.3 million decrease in income taxes receivable partially offset by the $2.5 million increase in prepaid pension cost and the $12.7 million decrease in total liabilities, principally due to the increase in benefit plan liabilities. See Note 11 of Notes to Consolidated Financial Statements for further information.

      SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

      On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes for 2007 and 2006 were $6.3 million and $5.8 million lower, respectively, and consolidated net earnings for 2007 and 2006 were $4.1 million and $3.8 million lower, respectively, than if these plans had continued to be accounted for under APB No. 25.

      Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

      On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

      New Accounting Pronouncements
      -----------------------------

      On December 4, 2007, the FASB issued SFAS No. 141(R), "Business Combinations (revised 2007)". While retaining SFAS No. 141, "Business Combinations," requirement to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
      o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,
      o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
      o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.
      SFAS No. 141(R) is to be applied prospectively to acquisitions that occur in fiscal years beginning on or after December 15, 2008; early adoption is prohibited.

      In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115". This statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

      In June 2007, the AICPA issued SOP 07-1 "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the Board time to consider a number of significant issues relating to the implementation of SOP 07-1.

      On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The effect of adopting of SFAS No. 157 on January 1, 2008 is not expected to have a material impact on 2008 consolidated net earnings.

      Closed Block
      ------------

      As a result of demutualization, the Closed Block was established in 1998 for the benefit of certain individuals' participating policies in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block's policyholders and will not revert to the benefit of MONY Life. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company had developed an actuarial calculation of the expected timing of its Closed Block earnings. Further, in connection with the acquisition of MONY (the "MONY Acquisition"), AXA Financial Group has developed a revised actuarial calculation of the expected timing of the Company's Closed Block earnings as of July 1, 2004.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC and VOBA, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included with Other equity investments.

      Equity securities include common stock classified as available for sale securities are carried at estimated fair value and are included in Other equity investments.

      Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees under which certain subsidiaries of the Company are named as beneficiaries under the policies. COLI is carried at the cash surrender value of the policies. At December 31, 2007 and 2006, the carrying value of COLI was $213.7 million and $202.7 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

      Units held in AllianceBernstein L.P. ("AllianceBernstein"), an affiliate, are carried on the equity method and reported in Other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included with Other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the consolidated financial statements on a trade date basis.

      Derivatives
      -----------

      All derivates outstanding at December 31, 2007 and 2006 are recognized on the balance sheet at their fair values. All gains and losses on derivatives are reported in Net investment income.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized
      --------------------------------------------------------------------
      Investment Gains (Losses)
      -------------------------

      Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses).

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Closed Block policyholder dividend obligation, DAC and VOBA related to universal life and investment-type products and participating traditional life contracts.

      Fair Value of Other Financial Instruments
      -----------------------------------------

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments were not material at December 31, 2007 and 2006.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      The estimated fair values for the Company's supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums related in proportion to the amount of reinsurance protection provided.

      DAC and VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which arose from the MONY Acquisition, was established in accordance with business combination purchase accounting guidance. VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of estimated average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.0% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.0% net of product weighted average Separate Account fees) and 0.0% ((-2.0%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2007, current projections of future average gross market returns assume a 5.2% return for 2008 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 2 quarters.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2007, the average rate of assumed investment yields, excluding policy loans is 5.0%. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC and VOBA of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      The Company issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. The Company also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 6.00% for life insurance liabilities and from 2.50% to 6.75% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumption as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Policyholders' Dividends
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by MONY Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate levels of statutory surplus to be retained by MONY Life.

      At December 31, 2007, participating policies, including those in the Closed Block, represent approximately 18.3% ($ 20.52 billion) of directly written life insurance in-force, net of amounts ceded.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate

      Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Company.

      The investment results of Separate Accounts on which the Company does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of earnings. For 2007, 2006, and 2005, investment results of such Separate Accounts were gains of $323.1 million, $429.8 million and $283.4 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Intangible Asset
      ----------------------

      The insurance distribution network intangible asset, related to USFL as part of the MONY Acquisition, prior to writedown in 2007 was amortized on a straight-line basis with an estimated useful life of 15 years.

      Other Accounting Policies
      -------------------------

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

      MONY Life filed a consolidated Federal income tax return with its life subsidiaries. MONY Life's non-life subsidiaries file a separate consolidated Federal income tax return. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Discontinued operations include Enterprise distribution contracts and operations and real estate held-for-sale.

      The Company, through Enterprise Distributors, sells Class B and C shares of AXA Financial Group's retail proprietary mutual funds, which are subject to a contingent deferred sales charge ("CDSC"). At the time of sale, the Company pays commissions to brokers and dealers for sales of AXA Financial Group's retail proprietary mutual funds' Class B and C shares. Class B commissions paid are deferred and amortized on the lesser of six years straight-line, or the period during which the related distribution and CDSC revenues are earned. The Company evaluates the recoverability through ongoing estimates of future revenues from Class B shares. Class C share commissions are expensed when paid.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:


      o Management having the authority to approve the action commits the organization to a plan to sell the property.
      o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
      o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
      o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
      o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
      o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Real estate held-for-sale is included in Other assets in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2007 were not significant.

3)    INVESTMENTS

      Fixed Maturities and Equity Securities
      --------------------------------------

      The following table provides additional information relating to fixed maturities and equity securities.

                                                                         GROSS        GROSS
                                                          AMORTIZED    UNREALIZED   UNREALIZED   ESTIMATED
                                                             COST        GAINS        LOSSES     FAIR VALUE
                                                          ----------   ----------   ----------   ----------
                                                                             (IN MILLIONS)

        DECEMBER 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .................................   $  7,046.7   $     50.2   $    179.7   $  6,917.2
            Mortgage-backed ...........................        161.0           .7           .8        160.9
            U.S. Treasury, government
              and agency securities ...................        519.2         21.8           .1        540.9
            State and political subdivisions ..........         11.3           .6           --         11.9
            Foreign governments .......................         69.9          2.2           --         72.1
            Redeemable preferred stock ................        424.3           .5         46.6        378.2
                                                          ----------   ----------   ----------   ----------
              Total Available for Sale ................   $  8,232.4   $     76.0   $    227.2   $  8,081.2
                                                          ==========   ==========   ==========   ==========

        Equity Securities:
           Available for Sale .........................   $     15.7   $       .4   $       --   $     16.1
                                                          ==========   ==========   ==========   ==========

        December 31, 2006
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .................................   $  7,314.0   $     36.2   $    120.9   $  7,229.3
            Mortgage-backed ...........................        243.8           .1          3.0        240.9
            U.S. Treasury, government
              and agency securities ...................        726.9          9.0          4.8        731.1
            States and political subdivisions .........         11.3           .5           --         11.8
            Foreign governments .......................         75.2           .4           .7         74.9
            Redeemable preferred stock ................        425.4          2.4         13.1        414.7
                                                          ----------   ----------   ----------   ----------
              Total Available for Sale ................   $  8,796.6   $     48.6   $    142.5   $  8,702.7
                                                          ==========   ==========   ==========   ==========

        Equity Securities:
           Available for Sale .........................   $     22.6   $      3.1   $       --   $     25.7
                                                          ==========   ==========   ==========   ==========


        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

      The contractual maturity of fixed maturities at December 31, 2007 is shown below:

                                                                                   AVAILABLE FOR SALE
                                                                                 -----------------------
                                                                                 AMORTIZED    ESTIMATED
                                                                                   COST       FAIR VALUE
                                                                                 ----------   ----------
                                                                                      (IN MILLIONS)

        Due in one year or less ..............................................   $    475.6   $    473.7
        Due in years two through five ........................................      1,834.8      1,846.8
        Due in years six through ten .........................................      3,689.3      3,638.4
        Due after ten years ..................................................      1,647.4      1,583.2
                                                                                 ----------   ----------
            Subtotal .........................................................      7,647.1      7,542.1
        Mortgage-backed securities ...........................................        161.0        160.9
                                                                                 ----------   ----------
        Total ................................................................   $  7,808.1   $  7,703.0
                                                                                 ==========   ==========

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (544 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2007:

                                             LESS THAN 12 MONTHS       12 MONTHS OR LONGER              TOTAL
                                           -----------------------   -----------------------   -----------------------
                                                          GROSS                     GROSS                      GROSS
                                           ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                           FAIR VALUE     LOSSES     FAIR VALUE     LOSSES     FAIR VALUE     LOSSES
                                           ----------   ----------   ----------   ----------   ----------   ----------
                                                                            (IN MILLIONS)

       Fixed Maturities:
         Corporate .....................   $  1,994.9   $    106.0   $  1,992.7   $     73.7   $  3,987.6   $    179.7
         Mortgage-backed ...............           .9           --        101.5           .8        102.4           .8
         U.S. Treasury, government
           and agency securities .......         27.6           .1         20.2           --         47.8           .1
         States and political
           subdivisions ................           --           --          2.2           --          2.2           --
         Foreign governments ...........         10.1           --           --           --         10.1           --
         Redeemable
           preferred stock .............        112.4         18.7        249.2         27.9        361.6         46.6
                                           ----------   ----------   ----------   ----------   ----------   ----------

       Total Temporarily
         Impaired Securities ...........   $  2,145.9   $    124.8   $  2,365.8   $    102.4   $  4,511.7   $    227.2
                                           ==========   ==========   ==========   ==========   ==========   ==========

      The Company's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2007, approximately $267.2 million, or 3.3%, of the $8,232.4 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

      The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2007, the Company owned $28.6 million in RMBS backed by subprime residential mortgage loans, approximately 66% rated AAA, and $0.2 million in RMBS backed by Alt-A residential mortgage loans, approximately 100% rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

      At December 31, 2007, the carrying value of fixed maturities which were non-income producing for the twelve months preceding that date was $0.1 million.

      Mortgage Loans
      --------------

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $2.7 million and $4.3 million at December 31, 2007 and 2006, respectively. Gross interest income on these loans included in net investment income aggregated $0.2 million, $0.3 million and $0.3 million for 2007, 2006 and 2005, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.3 million, $0.3 million and $0.4 million for 2007, 2006 and 2005, respectively.

      Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                        DECEMBER 31,
                                                                                   -----------------------
                                                                                      2007         2006
                                                                                   ----------   ----------
                                                                                        (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances ............   $       --   $     14.2
       Impaired mortgage loans without investment valuation allowances .........          2.7          7.1
                                                                                   ----------   ----------
       Recorded investment in impaired mortgage loans ..........................          2.7         21.3
       Investment valuation allowances .........................................           --         (1.7)
                                                                                   ----------   ----------
       Net Impaired Mortgage Loans .............................................   $      2.7   $     19.6
                                                                                   ==========   ==========

      During 2007, 2006 and 2005, respectively, the Company's average recorded investment in impaired mortgage loans was $4.0 million, $20.6 million and $24.2 million. Interest income recognized on impaired mortgage loans totaled $0.2 million and $1.8 million and 2.0 million for 2007, 2006 and 2005, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2007 and 2006, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was zero and $3.0 million.

      Equity Real Estate
      ------------------

      The Company's investment in equity real estate is through direct ownership. For 2007, 2006 and 2005, no real estate was acquired in satisfaction of debt. At December 31, 2007 and 2006, the Company owned zero and $12.7 million, respectively, of real estate acquired in satisfaction of debt.

      Accumulated depreciation on real estate was zero and $0.7 million at December 31, 2007 and 2006, respectively. Depreciation expense on real estate totaled $0.3 million, $2.5 million and $8.1 million, for 2007, 2006 and 2005, respectively.

      Investment valuation allowances for mortgage loans and changes thereto follow:

                                                                            2007          2006         2005
                                                                         ----------    ----------   ----------

                                                                                     (IN MILLIONS)

       Balances, beginning of year ...................................   $      1.7    $      1.6   $       .5
       Additions charged to income ...................................           --            .1          1.6
       Deductions for writedowns and
         asset dispositions ..........................................         (1.7)           --          (.5)
                                                                         ----------    ----------   ----------
       Balances, End of Year .........................................   $       --    $      1.7   $      1.6
                                                                         ==========    ==========   ==========

      Equity Method Investments
      -------------------------

      Included in other equity investments are interests in limited partnership interests under the equity method with a total carrying value of $160.5 million and $147.4 million, respectively, at December 31, 2007 and 2006. The Company's total equity in net earnings for these limited partnership interests was $21.4 million, $16.9 million and $30.7 million for 2007, 2006 and 2005, respectively.

      Other Invested Assets
      ---------------------

      The following presents the Company's investment in 5.6 million units in AllianceBernstein, an affiliate:

                                                              ALLIANCEBERNSTEIN
                                                                    UNITS
                                                              -----------------
                                                                (IN MILLIONS)

       Balance at January 1, 2006 .........................   $           226.4
       Equity in net earnings .............................                24.0
       Dividends received .................................               (22.1)
                                                              -----------------
       Balance at December 31, 2006 .......................               228.3
       Equity in net earnings .............................                26.9
       Dividends received .................................               (29.3)
                                                              -----------------
       Balance at December 31, 2007 .......................   $           225.9
                                                              =================


4)    OTHER INTANGIBLE ASSETS

      The following presents a summary of other intangible assets, including VOBA, as of December 31, 2007 and 2006 related to the MONY Acquisition:


                                                              GROSS             LESS:              LESS:
                                                             CARRYING        ACCUMULATED        IMPACT OF
                                                              AMOUNT        AMORTIZATION(1)    CO-INSURANCE(2)          NET
                                                          ---------------   ---------------    ---------------    ---------------
                                                                                      (IN MILLIONS)

    DECEMBER 31, 2007(3)
    --------------------
    VOBA ..............................................   $         868.8   $        (269.2)   $         (27.9)   $         571.7
                                                          ===============   ===============    ===============    ===============

    December 31, 2006
    -----------------
    Intangible assets subject to amortization:
        VOBA ..........................................   $         868.8   $        (194.4)   $         (27.9)   $         646.5
        Insurance distribution network ................              38.0              (6.3)                --               31.7
                                                          ---------------   ---------------    ---------------    ---------------
    Total intangible assets subject to amortization ...   $         906.8   $        (200.7)   $         (27.9)   $         678.2
                                                          ===============   ===============    ===============    ===============


      (1) Includes reactivity to unrealized investment gains/losses reflected in other comprehensive income.
      (2) The impact of co-insurance shown above relates to the co-insurance agreement entered into on December 31, 2004 between USFL and AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate, whereby AXA Bermuda assumed certain term life insurance contracts written by USFL as described further in Note 10 of Notes to Consolidated Financial Statements.

      (3) Excludes USFL's intangible asset of $30.4 million that was written off in 2007.

      For 2007, 2006 and 2005, total amortization expense related to these intangible assets was $84.1 million, $95.8 million and $57.7 million, respectively. VOBA amortization is estimated to range between $35.6 million and $16.7 million annually through 2012.


5)    FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

      The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 3 and 9 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                          -------------------------------------------------
                                                                  2007                        2006
                                                          -----------------------   -----------------------

                                                           CARRYING    ESTIMATED     Carrying    Estimated
                                                             VALUE     FAIR VALUE     Value      Fair Value
                                                          ----------   ----------   ----------   ----------
                                                                           (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate .................   $  1,479.8   $  1,470.1   $  1,423.9   $  1,417.4
        Other limited partnership interests ...........        160.5        160.5        147.4        147.4
        Policyholders liabilities:

           Investment contracts .......................        698.6        729.7        767.7        800.7
        Long-term debt ................................          1.9          2.7        101.9        102.8

        Closed Block:
        -------------
        Mortgage loans on real estate .................   $    810.3   $    796.4   $    692.4   $    684.0

6)    CLOSED BLOCK

      Summarized financial information for the Closed Block is as follows:

                                                                                         DECEMBER 31,
                                                                                   -----------------------
                                                                                      2007         2006
                                                                                   ----------   ----------
                                                                                        (IN MILLIONS)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances and other .......   $  7,072.0   $  7,202.8
       Policyholder dividend obligation ........................................        129.4        109.6
       Other liabilities .......................................................         48.1         35.6
                                                                                   ----------   ----------
       Total Closed Block liabilities ..........................................      7,249.5      7,348.0
                                                                                   ----------   ----------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $4,106.4 and $4,277.6) .............................      4,082.5      4,237.2
       Mortgage loans on real estate ...........................................        810.3        692.4
       Policy loans ............................................................        951.3        977.9
       Cash and other invested assets ..........................................        152.6         54.7
       Other assets ............................................................        261.5        333.9
                                                                                   ----------   ----------
       Total assets designated to the Closed Block .............................      6,258.2      6,296.1
                                                                                   ----------   ----------

       Excess of Closed Block liabilities over assets designated to
         the Closed Block ......................................................        991.3      1,051.9
       Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of policyholder
           dividend obligation of $23.9 and $40.3 ..............................           --           --

       Maximum Future Earnings To Be Recognized From ...........................   ----------   ----------
         Closed Block Assets and Liabilities ...................................   $    991.3   $  1,051.9
                                                                                   ==========   ==========

      Closed Block revenues and expenses were as follows:

                                                                            2007         2006           2005
                                                                         ----------    ----------    ----------
                                                                                   (IN MILLIONS)

        REVENUES:
        Premiums and other income ....................................   $    340.4    $    363.0    $    410.0
        Investment income (net of investment
           expenses of $6.5, $6.3, and $5.8) .........................        344.9         342.0         340.9
        Investment losses, net .......................................         (1.3)         (2.0)         (3.9)
                                                                         ----------    ----------    ----------
        Total revenues ...............................................        684.0         703.0         747.0
                                                                         ----------    ----------    ----------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ........................        587.1         604.5         644.8
        Other operating costs and expenses ...........................          3.8           4.0           4.5
                                                                         ----------    ----------    ----------
        Total benefits and other deductions ..........................        590.9         608.5         649.3
                                                                         ----------    ----------    ----------

        Net revenues before income taxes .............................         93.1          94.5          97.7
        Income tax expense ...........................................        (32.5)        (33.0)        (34.2)
                                                                         ----------    ----------    ----------
        Net Revenues .................................................   $     60.6    $     61.5    $     63.5
                                                                         ==========    ==========    ==========

        Reconciliation of the MONY Life policyholder dividend obligation follows:

                                                                            2007         2006
                                                                         ----------   ----------
                                                                              (IN MILLIONS)

       Balance, beginning of year ....................................   $    109.6   $    142.5
       Applicable to net revenues ....................................          3.4          6.2
       Decrease (increase) in unrealized investment losses ...........         16.4        (39.1)
                                                                         ----------   ----------
       Balance, End of Year ..........................................   $    129.4   $    109.6
                                                                         ==========   ==========

        There were no impaired mortgage loans at December 31, 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                 December 31,
                                                                                     2006
                                                                              -----------------
                                                                                (In Millions)

       Impaired mortgage loans with investment valuation allowances .......   $              --
       Impaired mortgage loans without investment valuation allowances ....                  .2
                                                                              -----------------
       Recorded investment in impaired mortgage loans .....................                  .2
       Investment valuation allowances ....................................                  --
                                                                              -----------------
       Net Impaired Mortgage Loans ........................................   $              .2
                                                                              =================

        During 2007, 2006 and 2005, MONY Life's Closed Block's average recorded investment in impaired mortgage loans was $0.1 million, $0.6 million and $1.1 million, respectively. Interest income recognized on these impaired mortgage loans totaled $0.1 million for 2005; no interest income was recognized on impaired mortgage loans in 2007 and 2006.

      There were no valuation allowances on mortgage loans on real estate at December 31, 2007 and 2006. Writedowns of fixed maturities amounted to $5.1 million, $4.7 million and $2.5 million for 2007, 2006 and 2005, respectively.


7)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB
         ------------------------------------------

      The Company has certain variable annuity contracts with GMDB and GMIB featuresin force that guarantee one of the following:

         o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

         o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

         o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

         o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                                            GMDB          GMIB         TOTAL
                                                                         ----------    ----------   ----------
                                                                                     (IN MILLIONS)

      Balance at January 1, 2005 .....................................   $      1.0    $       .1   $      1.1
        Paid guarantee benefits ......................................         (3.1)           --         (3.1)
        Other changes in reserve .....................................          2.7            .1          2.8
                                                                         ----------    ----------   ----------
      Balance at December 31, 2005 ...................................           .6            .2           .8
         Paid guarantee benefits .....................................         (2.6)           --         (2.6)
        Other changes in reserve .....................................          2.6            .2          2.8
                                                                         ----------    ----------   ----------
      Balance at December 31, 2006 ...................................           .6            .4          1.0
         Paid guarantee benefits .....................................         (1.6)           --         (1.6)
        Other changes in reserve .....................................          2.2            .1          2.3
                                                                         ----------    ----------   ----------
      Balance at December 31, 2007 ...................................   $      1.2    $       .5   $      1.7
                                                                         ==========    ==========   ==========


      Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                            -----------------
                                                              (IN MILLIONS)

      Balance at January 1, 2005 ........................   $            (1.0)
        Paid guarantee benefits ceded ...................                 (.1)
        Other changes in reserve ........................                 1.3
                                                            -----------------
      Balance at December 31, 2005 ......................                  .2
        Paid guarantee benefits ceded ...................                 (.1)
        Other changes in reserve ........................                  .5
                                                            -----------------
      Balance at December 31, 2006 ......................                  .6
        Paid guarantee benefits ceded ...................                 (.3)
        Other changes in reserve ........................                  .9
                                                            -----------------
      Balance at December 31, 2007 ......................   $             1.2
                                                            =================

      The December 31, 2007 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                            RETURN
                                              OF
                                            PREMIUM    RATCHET      ROLL-UP       COMBO       TOTAL
                                          ----------  ----------  ----------   ----------  ----------
                                                             (DOLLARS IN MILLIONS)

     GMDB:
     -----
       Account values invested in:
              General Account ..........  $      172  $      273         N/A   $       29  $      474
              Separate Accounts ........  $      847  $    1,406         N/A   $      164  $    2,417
       Net amount at risk, gross .......  $        8  $       75         N/A   $        4  $       87
       Net amount at risk, net of
         amounts reinsured .............  $        8  $       72         N/A   $       --  $       80
       Average attained age of
         contractholders ...............        62.1        62.2         N/A         61.4        62.1
       Percentage of contractholders
         over age 70 ...................        19.6%       18.6%        N/A         14.0%       18.8%
       Range of contractually
         specified interest rates ......         N/A         N/A         N/A          5.0%

     GMIB:
     -----
       Account values invested in:
              General Account ..........         N/A         N/A  $       29          N/A  $       29
              Separate Accounts ........         N/A         N/A  $      165          N/A  $      165
       Net amount at risk, gross .......         N/A         N/A  $       --          N/A  $       --
       Net amount at risk, net of
         amounts reinsured .............         N/A         N/A  $       --          N/A  $       --
       Weighted average years
         remaining until
         annuitization .................         N/A         N/A         4.7          N/A         4.7
       Range of contractually
         specified interest rates ......         N/A         N/A         5.0%         N/A

     B) Separate Account Investments by Investment Category Underlying GMDB and
        -----------------------------------------------------------------------
        GMIB Features
        -------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount at risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                         DECEMBER 31,   December 31,
                                                                             2007            2006
                                                                         ------------   ------------
                                                                                (IN MILLIONS)

      GMDB:
      -----
         Equity ......................................................   $      1,979   $      2,197
         Fixed income ................................................            302            386
         Balanced ....................................................             45             64
         Other .......................................................             91            100
                                                                         ------------   ------------
         Total .......................................................   $      2,417   $      2,747
                                                                         ============   ============

      GMIB:
      -----
         Equity ......................................................   $        134   $        138
         Fixed income ................................................             24             28
         Balanced ....................................................             --              3
         Other .......................................................              7              5
                                                                         ------------   ------------
         Total .......................................................   $        165   $        174
                                                                         ============   ============

      C)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
          ------------------------------------------------------------------
          Guarantee
          ---------


         The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At both December 31, 2007 and 2006, the Company had liabilities of $0.5 million for no lapse guarantees reflected in the General Account in Future policy benefits and other policyholders liabilities.


8)    REINSURANCE AGREEMENTS

      The Company used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse the Company for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, the Company remained contingently liable for all benefits payable even if the reinsurers failed to meet their obligations to the Company. Life insurance business written by the Company was ceded under various reinsurance contracts. The Company's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of the Company's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits which are based on benefit utilization.

      The Company reinsures most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on each single-life policy and $6.0 million on each second-to-die policy. However, for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable") up to a combined maximum of $25.0 million on each single-life policy and $30.0 million on each second-to-die policy. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. In addition, for business underwritten by USFL, amounts in excess of its retention were ceded on a yearly renewable term basis; in 2006, the maximum retention amounts were $1.5 million for each single life policy and $2.0 million for each second to die policy. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      Beginning September 2006, the no lapse guarantee riders on the new variable universal life product are being reinsured on a 90% first dollar quota share basis through AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an affiliate.

      At December 31, 2007 and 2006, respectively, reinsurance recoverables related to insurance contracts amounted to $1,143.4 million and $1,090.6 million, of which $345.6 million and $345.8 million relates to one specific reinsurer and $393.7 million and $332.8 million to AXA Bermuda.

      The following table summarizes the effect of reinsurance:

                                                                            2007          2006          2005
                                                                         ----------    ----------    ----------
                                                                                     (IN MILLIONS)

       Direct premiums ...............................................   $    773.8    $    805.5    $    848.5
       Reinsurance assumed ...........................................         11.0          11.1           9.3
       Reinsurance ceded .............................................       (321.4)       (318.7)       (302.6)
                                                                         ----------    ----------    ----------
       Premiums ......................................................   $    463.4    $    497.9    $    555.2
                                                                         ==========    ==========    ==========

       Universal Life and Investment-type Product
         Policy Fee Income Ceded .....................................   $     47.0    $     46.4    $     50.9
                                                                         ==========    ==========    ==========
       Policyholders' Benefits Ceded .................................   $    319.6    $    362.7    $    302.3
                                                                         ==========    ==========    ==========

      Individual Disability Income and Major Medical
      ----------------------------------------------

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $0.5 million and $0.6 million at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, respectively, $345.6 million and $345.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                            2007         2006          2005
                                                                         ----------   ----------   ----------
                                                                                    (IN MILLIONS)

       Incurred benefits related to current year .....................   $       .2   $       .2   $       .1
       Incurred benefits related to prior years ......................           --           --           .1
                                                                         ----------   ----------   ----------
       Total Incurred Benefits .......................................   $       .2   $       .2   $       .2
                                                                         ==========   ==========   ==========

       Benefits paid related to current year .........................   $       .1   $       .2   $       .1
       Benefits paid related to prior years ..........................           .2           .1           .2
                                                                         ----------   ----------   ----------
       Total Benefits Paid ...........................................   $       .3   $       .3   $       .3
                                                                         ==========   ==========   ==========


9)    LONG-TERM DEBT

      The Company's long-term debt consists of the following:

                                                                                    DECEMBER 31,
                                                                              -----------------------
                                                                                 2007         2006
                                                                              ----------   ----------
                                                                                   (IN MILLIONS)

      Surplus notes, 11.25%, due 2024 .....................................   $      1.9   $      1.9
      Intercompany Surplus Note, 8.65%, due 2024 ..........................           --        100.0
                                                                              ----------   ----------
          Total Long-term Debt ............................................   $      1.9   $    101.9
                                                                              ==========   ==========


      On December 14, 2007, MONY Life repaid the $100.0 million Intercompany Surplus Note for $102.3 million, which included principal and accrued interest.


10)   RELATED PARTY TRANSACTIONS

      The Company participates in certain service agreements with AXA Equitable for personnel services, employee benefits, facilities, supplies and equipment which are provided to the Company to conduct its business. The associated costs related to the service agreements are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support the Company. As a result of such allocations, the Company incurred expenses of $108.2 million, $72.4 million and $166.4 million for 2007, 2006 and 2005, respectively. The Company recorded a receivable from AXA Equitable of $13.6 million and $3.6 million in connection with its service agreement at December 31, 2007 and 2006, respectively.

      In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with affiliates. The expenses incurred by the Company related to these agreements were $9.9 million, $10.0 million and $10.8 million, respectively.

      As more fully described in Note 8 in Notes to Consolidated Financial Statements, the Company ceded new variable and universal life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Bermuda.

      On June, 6, 2005 the Company's agency sales force was transferred to AXA Advisors, LLC and AXA Network, LLC. As a result of this transfer, the Company received payments of $3.3 million and $3.4 million from AXA Advisors, LLC and AXA Network, LLC, respectively, for the estimated reduction of future renewal revenues of the Company's client accounts. These payments were included in Commissions, fees and other income in the consolidated statements of earnings.

      Effective December 31, 2004, USFL entered into a co-insurance agreement with AXA Bermuda, whereby AXA Bermuda agreed to reinsure certain term life insurance policies written by USFL.

      The statements of earnings include certain revenues and expenses ceded to AXA Bermuda under the co-insurance agreement as follows:

                                                                            2007          2006          2005
                                                                         ----------    ----------    ----------
                                                                                          (IN MILLIONS)

        REVENUES:
        Premiums .....................................................   $   (179.8)   $   (173.9)   $   (153.9)
        Other Income .................................................         37.6          30.9          32.5
                                                                         ----------    ----------    ----------
              Total revenues .........................................       (142.2)       (143.0)       (121.4)
                                                                         ----------    ----------    ----------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits ......................................       (166.3)       (167.8)       (143.8)
        Amortization of DAC and VOBA .................................         (5.5)         (6.0)         (5.0)
        Capitalization of DAC ........................................           --            --          11.5
                                                                         ----------    ----------    ----------
              Total benefits and other deductions ....................       (171.8)       (173.8)       (137.3)
                                                                         ----------    ----------    ----------

        Earnings From Continuing Operations
              Before Income Taxes ....................................   $     29.6    $     30.8    $     15.9
                                                                         ==========    ==========    ==========


      The Company recorded a payable of $15.4 million and $10.1 million to AXA Bermuda in connection with the co-insurance agreement at December 31, 2007 and 2006, respectively.


11)   EMPLOYEE BENEFIT PLANS

      MONY Life has a qualified pension plan covering substantially all of the Company's former salaried employees. The provisions of the plan provide both (a) defined benefit accruals based on: (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security, and (b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. Effective June 15, 1999, prospective defined contribution accruals in the defined benefit plan ceased and were redirected to the Investment Plan Supplement for Employees of MONY Life. The Company did not make any contribution in the current or prior year under Section 404 of the Internal Revenue Code ("IRC") because the plan was fully funded under Section 412 of the IRC. MONY Life uses a December 31 measurement date for its pension plans and other postretirement benefits.

      During March 2006, all of the assets of the qualified pension plan invested in the MONY Pooled Accounts were transferred to separately managed accounts. At December 31, 2005, $298.7 million of the assets of the qualified plan were invested in MONY Pooled Accounts which included common stock, real estate, and public and private fixed maturity securities. Benefits of $35.0 million, $31.5 million and $32.9 million were paid by this plan for 2007, 2006 and 2005, respectively.

      MONY Life also sponsors a non-qualified employee excess pension plan, which provides both defined benefits and defined contribution accruals in excess of Internal Revenue Service ("IRS") limits to certain former employees. The benefits are based on years of service and the employee's final average annual compensation. Pension benefits are paid from the Company's General Account.

      Components of net periodic expense for the Company's qualified and non-qualified plans were as follows:

                                                                            2007          2006          2005
                                                                         ----------    ----------    ----------
                                                                                     (IN MILLIONS)

       Service cost ..................................................   $      8.4    $      8.8    $      9.3
       Interest cost on projected benefit obligations ................         28.3          26.2          27.4
       Expected return on assets .....................................        (34.4)        (32.4)        (33.3)
       Net amortization and deferrals ................................           .7            .3            .1
                                                                         ----------    ----------    ----------
       Net Periodic Pension Expense ..................................   $      3.0    $      2.9    $      3.5
                                                                         ==========    ==========    ==========

      The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                DECEMBER 31,
                                                                         ------------------------
                                                                             2007         2006
                                                                         ----------    ----------
                                                                               (IN MILLIONS)

       Benefit obligations, beginning of year ........................   $    476.0    $    521.0
       Service cost ..................................................          8.4           8.8
       Interest cost .................................................         28.3          26.2
       Actuarial gains ...............................................         (4.4)        (42.9)
       Benefits paid .................................................        (40.5)        (37.1)
                                                                         ----------    ----------
       Benefit Obligations, End of Year ..............................   $    467.8    $    476.0
                                                                         ==========    ==========

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The following table discloses the change in plan assets and the funded status of the Company's qualified pension plan:

                                                                                 DECEMBER 31,
                                                                         ------------------------
                                                                            2007          2006
                                                                         ----------    ----------
                                                                               (IN MILLIONS)

       Plan assets at fair value, beginning of year ..................   $    414.4    $    391.3
       Actual return on plan assets ..................................         25.3          57.6
       Benefits paid and fees ........................................        (38.6)        (34.5)
                                                                         ----------    ----------
       Plan assets at fair value, end of year ........................        401.1         414.4
       Projected benefit obligations .................................        467.8         476.0
                                                                         ----------    ----------
       Underfunding of Plan Assets Over Projected Benefit Obligations    $    (66.7)   $    (61.6)
                                                                         ==========    ==========


      Amounts recognized in the accompanying balance sheets to reflect the funded status of these plans were prepaid and accrued pension costs were $5.3 million and $71.9 million, respectively, at December 31, 2007 and $2.5 million and $64.1 million, respectively, at December 31, 2006. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $71.9 million and zero, respectively, at December 31, 2007, and $64.1 million and zero, respectively, at December 31, 2006. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $59.8 million and zero, respectively, at December 31, 2007, and $51.4 million and zero, respectively, at December 31, 2006. The accumulated benefit obligations for all defined benefit pension plans were $403.4 million and $409.8 million at December 31, 2007 and 2006, respectively.

      Included in accumulated other comprehensive loss at December 31, 2007 and 2006, respectively, is an unrecognized net actuarial gain of $7.3 million and $0.3 million, which has not yet been recognized as a reduction of net periodic cost. There is no estimated net loss to be reclassified from accumulated other comprehensive loss and recognized as a component of net periodic pension cost over the next year. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plan of the Company.

                                                                           DECEMBER 31,
                                                          -------------------------------------------------
                                                                   2007                      2006
                                                          -----------------------  ------------------------
                                                          ESTIMATED                 Estimated
                                                          FAIR VALUE       %        Fair Value       %
                                                          ----------   ----------   ----------   ----------
                                                                          (DOLLARS IN MILLIONS)

       Corporate and government debt securities .......   $     42.4         10.6   $     39.7          9.6
       Equity securities ..............................        350.6         87.4        363.0         87.6
       Short-term investments .........................          8.1          2.0         11.7          2.8
                                                          ----------   ----------   ----------   ----------
       Total Plan Assets ..............................   $    401.1        100.0   $    414.4        100.0
                                                          ==========   ==========   ==========   ==========

      The primary investment objective of the Company's qualified plan is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 75% equities and 25% fixed income and short-term investments. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide a less volatile return.

      A secondary investment objective of the Company's qualified plan is to minimize variation in annual net periodic pension cost over the long-term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

      The assumed discount rates for measurement of the benefit obligations at December 31, 2007 and 2006 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2007, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.25% disclosed below as having been used to measure the benefits obligation at December 31, 2007 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2007 and 2006.


                                                                                 2007          2006
                                                                              ----------    ----------
          Discount rate:

            Benefit obligation ............................................         6.25%         5.75%
            Periodic cost .................................................         5.75%         5.25%

          Rate of compensation increase:
            Benefit obligation and periodic cost ..........................         6.00%         6.00%

          Expected long-term rate of return on plan assets (periodic cost)          8.50%         8.50%


      As noted above, the qualified pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and the future expectations for returns from these asset classes to conclude that a long-term rate of return of 8.5% is reasonable.

      In 2004, the Company also had incentive savings plans in which substantially all employees and career field underwriters of the Company were eligible to participate. The Company matched field underwriter contributions up to 2% of eligible compensation and may also make an additional profit sharing contribution for non-officer employees. As with the employee excess plan, the Company also sponsored non-qualified excess defined contribution plans for both the field underwriter retirement plan and the incentive savings plan for field underwriters of the Company.

      The Company provides certain health care and life insurance benefits for certain retired employees and field underwriters of the Company. Assumed health care cost trend rates typically have a significant effect on the amounts reported for health care plans, however, under the Company's postretirement healthcare plan, there is a per capita limit on the Company's healthcare costs. As a result, a one-percentage point change in the assumed healthcare cost trend rates would have an immaterial effect on amounts reported.

      Components of the Company's net postretirement benefits costs follow:

                                                                                 2007          2006          2005
                                                                              ----------    ----------    ----------
                                                                                          (IN MILLIONS)

       Service costs ......................................................   $       .2    $      1.6    $      1.5
       Interest cost on accumulated postretirement
         benefits obligation ..............................................          4.8           4.8           5.1
       Net amortization and deferrals .....................................         (1.7)          (.4)          (.5)
       Other ..............................................................           --           7.5            --
                                                                              ----------    ----------    ----------
       Net Periodic Postretirement Benefits Costs .........................   $      3.3    $     13.5    $      6.1
                                                                              ==========    ==========    ==========


      The following table sets forth the changes in the accumulated benefits obligation of the Company's postretirement plans that is recognized in the accompanying consolidated financial statements:

                                                                                    DECEMBER 31,
                                                                              ------------------------
                                                                                 2007          2006
                                                                              ----------    ----------
                                                                                    (IN MILLIONS)

       Accumulated postretirement benefits obligation,
         beginning of year ................................................   $     92.5    $     97.9
       Service cost .......................................................           .2           1.6
       Interest cost ......................................................          4.8           4.8
       Benefits paid ......................................................         (6.9)         (6.6)
       Medicare Part D Subsidy ............................................          (.8)          (.8)
       Actuarial gains ....................................................         (9.5)         (9.4)
       Plan amendments ....................................................           --          (2.5)
       Plan recalculation adjustment(1) ...................................           --           7.5
                                                                              ----------    ----------
       Accumulated Postretirement Benefits Obligation, End of Year ........   $     80.3    $     92.5
                                                                              ==========    ==========


       (1) Included an adjustment in 2006 of the postretirement liability related to prior periods.

      The following table discloses the amounts included in accumulated other comprehensive loss at December 31, 2007 and 2006 that have not yet been recognized as components of net periodic postretirement benefits cost.

                                                                                    DECEMBER 31,
                                                                              ------------------------
                                                                                 2007          2006
                                                                              ----------    ----------
                                                                                   (IN MILLIONS)

       Unrecognized net actuarial gain ....................................   $    (20.0)   $    (12.2)
       Unrecognized prior service credit ..................................         (2.7)         (2.7)
                                                                              ----------    ----------
            Total .........................................................   $    (22.7)   $    (14.9)
                                                                              ==========    ==========


      The estimated net gain and negative prior service cost estimated to be reclassified from accumulated other comprehensive loss and recognized as components of net periodic postretirement benefit cost over the next year are $1.6 million and $0.1 million, respectively.

      The assumed discount rates for measuring the postretirement benefit obligations at December 31, 2007 and 2006 were determined in substantially the same manner as earlier described for measuring the pension benefit obligations. The following table discloses the weighted-average assumptions used to measure the Company's postretirement benefit obligations and related net periodic cost at and for the years ended December 31, 2007 and 2006.

                                                                                  2007          2006
                                                                                --------      --------
          Discount rate:
            Benefit obligation ............................................         6.25%         5.75%
            Periodic cost .................................................         5.75%         5.25%

      In 1992, the Company announced a limit on the amount that would be contributed toward retiree healthcare. The Company's limit was reached in 2002. Thus, for 2003 and 2004, no healthcare cost trend was assumed since it had no material effect on the liability or expense of the postretirement healthcare plans. In 2005 and 2006, the postretirement healthcare plans of the Company reflected an anticipated subsidy from Medicare Part D, which is assumed to increase with the healthcare cost trend. Since the subsidy is used to offset the plans' obligations, an increase in the healthcare cost trend rate results in a decrease in the liability and the corresponding expense. If the healthcare cost trend rate assumptions were increased by 1.0%, the accumulated postretirement benefits obligation as of December 31, 2007 would be decreased by 0.7% and a decrease of 0.6% on the sum of the service cost and interest cost.

      The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2008, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2007 and include benefits attributable to estimated future employee service.

                                                                    POSTRETIREMENT BENEFITS
                                                 ------------------------------------------------------------------
                                                                                   HEALTH
                                                                  -------------------------------------------------
                                                                       GROSS         ESTIMATED            NET
                                   PENSION             LIFE          ESTIMATED     MEDICARE PART D     ESTIMATED
                                   BENEFITS         INSURANCE         PAYMENT          SUBSIDY          PAYMENT
                                ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   (IN MILLIONS)

       2008...................  $          24.6  $           2.0  $           5.6  $            .9  $           4.7
       2009 ..................             24.6              2.1              5.5              1.0              4.5
       2010 ..................             25.1              2.1              5.5              1.1              4.4
       2011 ..................             25.7              2.2              5.4              1.2              4.2
       2012 ..................             26.3              2.3              5.2              1.3              3.9
       Years 2013 - 2017 .....            148.5             12.0             23.3              7.8             15.5



12)   SHARE-BASED AND OTHER COMPENSATION PROGRAMS

      For 2007 and 2006 respectively, the Company recognized compensation costs of $8.0 million and $6.6 million, for share-based payment arrangements. Effectively January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

      The Company recognized compensation costs of $2.3 million and $2.9 million related to employee stock options for 2007 and 2006, respectively. Prior to adopting of SFAS No. 123(R), AXA Financial and its consolidated subsidiaries, including the Company, had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation cost for these awards was recognized in the statements of earnings in 2005. On a pro-forma basis, consolidated net earnings as reported in 2005 would have been reduced by $3.6 million, net of income tax benefit, had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value method of SFAS No. 123, "Accounting for Stock-Based Compensation".

      As of December 31, 2007, approximately $1.6 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 6.2 years.

      On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $1.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2007, the Company recognized compensation expense of approximately $0.4 million in respect of this grant of AXA Miles. Provided AXA achieves certain performance and customer satisfaction goals, an additional 50 AXA Miles per employee is targeted for award in 2009 under terms then-to-be-determined and approved by the AXA Management Board.

13)   NET INVESTMENT INCOME AND INVESTMENT (LOSSES) GAINS, NET

      The sources of net investment income follow:

                                                                                 2007          2006           2005
                                                                              ----------    ----------    ----------
                                                                                          (IN MILLIONS)

       Fixed maturities ...................................................   $    472.6    $    459.5    $    450.3
       Mortgage loans on real estate ......................................        104.8         116.2         124.9
       Equity real estate .................................................          9.9           9.9          17.6
       Other equity investments ...........................................         22.8          19.6          31.7
       Policy loans .......................................................         66.4          66.8          68.3
       Other investment income ............................................         25.0          29.8          13.9
                                                                              ----------    ----------    ----------

         Gross investment income ..........................................        701.5         701.8         706.7

       Investment expenses ................................................        (31.7)        (29.6)        (35.6)
                                                                              ----------    ----------    ----------

       Net Investment Income ..............................................   $    669.8    $    672.2    $    671.1
                                                                              ==========    ==========    ==========

      Investment (losses) gains, net including changes in the valuation allowances, follow:

                                                                                 2007          2006          2005
                                                                              ----------    ----------    ----------
                                                                                          (IN MILLIONS)

       Fixed maturities ...................................................   $    (39.0)   $     (8.1)   $     (3.6)
       Mortgage loans on real estate ......................................          1.6           2.5           2.1
       Equity real estate .................................................          5.6            .1            .2
       Other equity investments ...........................................           .4           1.1            .6
       Other ..............................................................          (.1)           --           2.4
                                                                              ----------    ----------    ----------
       Investment (Losses) Gains, Net .....................................   $    (31.5)   $     (4.4)   $      1.7
                                                                              ==========    ==========    ==========


      Writedowns of fixed maturities amounted to $37.1 million, $10.1 million and $6.6 million for 2007, 2006 and 2005, respectively. Writedowns of mortgage loans on real estate amounted to zero, $0.1 million and zero for 2007, 2006 and 2005, respectively. There were no writedowns of equity real estate for 2007, 2006 and 2005.

      For 2007, 2006 and 2005, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $302.0 million, $240.2 million and $198.4 million. Gross gains of $0.6 million, $10.3 million and $2.3 million and gross losses of $8.2 million, $6.9 million and $7.8 million were realized on these sales for 2007, 2006 and 2005, respectively. The change in unrealized investment losses related to fixed maturities classified as available for sale for 2007, 2006 and 2005 amounted to $(57.2) million, $(66.5) million and $(209.5) million, respectively.

      Changes in unrealized (losses) gains reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

      The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                                                                 2007          2006          2005
                                                                              ----------    ----------    ----------
                                                                                          (IN MILLIONS)

       Balance, beginning of year .........................................   $    (25.1)   $    (12.3)   $     40.1
       Changes in unrealized investment losses ............................        (61.0)        (64.1)       (209.3)
       Changes in unrealized investment gains (losses)
         attributable to:
          Closed Block policyholder dividend obligation ...................        (16.4)         39.1         104.1
          DAC and VOBA ....................................................          9.3           5.8          25.2
          Deferred income taxes ...........................................         23.4           6.4          27.6
                                                                              ----------    ----------    ----------
       Balance, End of Year ...............................................   $    (69.8)   $    (25.1)   $    (12.3)
                                                                              ==========    ==========    ==========


                                                                                 2007         2006           2005
                                                                              ----------    ----------    ----------
                                                                                          (IN MILLIONS)

       Balance, end of year comprises:
          Unrealized investment gains (losses) on:
             Fixed maturities .............................................   $   (151.8)   $    (93.9)   $    (27.4)
             Other equity investments .....................................           .4           3.5           1.1
                                                                              ----------    ----------    ----------
             Total ........................................................       (151.4)        (90.4)        (26.3)
          Amounts of unrealized investment gains
             attributable to:
             Closed Block policyholder
                dividend obligation .......................................         23.9          40.3           1.2
             DAC and VOBA .................................................         20.7          11.4           5.6
             Deferred income taxes ........................................         37.0          13.6           7.2
                                                                              ----------    ----------    ----------
       Total ..............................................................   $    (69.8)   $    (25.1)   $    (12.3)
                                                                              ==========    ==========    ==========


14)   INCOME TAXES

        A summary of the income tax expense in the statements of earnings follows:

                                                                                 2007          2006         2005
                                                                              ----------    ----------   ----------
                                                                                          (IN MILLIONS)

       Income tax expense:

         Current expense ..................................................   $    115.3    $     70.9   $     39.2
         Deferred (benefit) expense .......................................        (62.2)          9.2         58.6
                                                                              ----------    ----------   ----------
       Total ..............................................................   $     53.1    $     80.1   $     97.8
                                                                              ==========    ==========   ==========


        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                                 2007          2006          2005
                                                                              ----------    ----------    ----------
                                                                                           (IN MILLIONS)

       Tax at statutory rate ..............................................   $     55.2    $     75.9    $     90.0
       Dividends received deduction .......................................         (1.5)         (3.2)         (4.3)
       Foreign loss disallowance ..........................................           .9            .4            .7
       IRS interest .......................................................          4.9           6.5            --
       Tax settlement/accrual adjustment ..................................           --            --          11.4
       Officers life insurance ............................................         (3.7)           .4          (1.0)
       Meals and entertainment ............................................           .1            .1            .1
       Low income housing credit ..........................................         (3.5)           --            --
       Other ..............................................................           .7            --            .9
                                                                              ----------    ----------    ----------
       Income Tax Expense .................................................   $     53.1    $     80.1    $     97.8
                                                                              ==========    ==========    ==========

      On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury ("Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

      The components of the net deferred income taxes are as follows:

                                                              DECEMBER 31, 2007              December 31, 2006
                                                          ---------------------------   ---------------------------
                                                             ASSETS      LIABILITIES       Assets      Liabilities
                                                          ------------   ------------   ------------   ------------
                                                                               (IN MILLIONS)

        Compensation and related benefits .............   $      114.2   $         --   $       85.4   $         --
        Reserves and reinsurance ......................          298.3             --          285.6             --
        DAC ...........................................           35.6             --           71.4             --
        VOBA ..........................................             --          195.9             --          234.3
        Investments ...................................             --           13.8             --          124.3
        Intangible assets .............................             --           52.3             --           53.3
        Fixed assets and software .....................           47.6             --           79.9             --
        Policyholder dividends ........................           27.8             --           21.7             --
        Non-life subsidiaries .........................           82.3             --           67.5             --
        Other .........................................           45.4             --           37.6             --
                                                          ------------   ------------   ------------   ------------
        Total .........................................   $      651.2   $      262.0   $      649.1   $      411.9
                                                          ============   ============   ============   ============

      At December 31, 2007, the Company had no Federal tax loss carryforwards.

      The IRS is examining the Company's Federal income tax returns for the years 2002 through July 8, 2004, the date MONY was acquired by AXA Financial. Management believes the examination of the Company's returns will have no material adverse effect on the Company's consolidated results of operations or financial position.

      As a result of the implementation of FIN 48 as of January 1, 2007, there was no change to the unrecognized tax benefits of $184.7 million, of which $118.9 million would affect the effective tax rate. At December 31, 2007, the total amount of unrecognized tax benefits was $83.7 million, of which $38.6 million would affect the effective tax rate.

      The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2007 and January 1, 2007 were $10.6 million and $54.9 million, respectively. Tax expense for 2007 reflected $4.9 million in interest expense related to unrecognized tax benefits.

      A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                     2007
                                                                ---------------
                                                                 (IN MILLIONS)

        Balance at January 1, 2007 (date of adoption) .......   $         129.8
        Additions for tax positions of prior years ..........              13.7
        Reductions for tax positions of prior years .........             (22.4)
        Additions for tax positions of current years ........               9.5
        Reductions for tax positions of current years........              (1.0)
        Settlements with tax authorities ....................             (56.5)
                                                                ---------------
        Balance, End of Year ................................   $          73.1
                                                                ===============


      It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS audits. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)   DISCONTINUED OPERATIONS

      The Company's discontinued operations include equity real estate held-for-sale and Enterprise. The following table reconciles the (Losses) earnings from discontinued operations, net of income taxes and (Losses) gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for 2007, 2006 and 2005:


                                                                                 2007          2006          2005
                                                                              ----------    ----------    ----------
                                                                                           (IN MILLIONS)

       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held-for-sale ..........................................   $       .1    $     10.7    $      5.2
       Disposal of business - Enterprise ..................................         (3.4)         (6.0)          (.7)
                                                                              ----------    ----------    ----------
       Total ..............................................................   $     (3.3)   $      4.7    $      4.5
                                                                              ==========    ==========    ==========

       (LOSSES) GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held-for-sale ..........................................   $      (.1)   $     62.2    $       --
       Disposal of business - Enterprise ..................................         (6.3)         (1.0)           --
                                                                              ----------    ----------    ----------
       Total ..............................................................   $     (6.4)   $     61.2    $       --
                                                                              ==========    ==========    ==========


      Disposal of Businesses
      ----------------------

      In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise and Enterprise Distributors transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust ("AEMMFT"), AXA Enterprise Funds Trust ("AEFT") and The Enterprise Group of Funds, Inc. ("EGF") (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. Of the remaining four funds not included in the GSAM transaction, one fund was liquidated during 2007 and the three remaining funds together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, Enterprise distribution contracts and operations are reported as Discontinued Operations. In 2007 and 2006, respectively, $9.7 million pre-tax ($6.3 million post-tax) and $1.5 million pre-tax ($1.0 million post-tax) of severance and transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007 on the transfer of the AXA Enterprise Funds totaled $7.4 million.

      In 2007 and 2006, respectively, impairments of $9.7 million pre-tax ($6.3 million post-tax) and $5.8 million pre-tax ($3.8 million post-tax) were recorded on intangible assets associated with investment management and distribution contracts based upon estimated fair value. At December 31, 2007 and 2006, total assets related to these operations were $39.0 million and $61.0 million, respectively, and were included in Other assets. At December 31, 2007 and 2006 total liabilities related to these operations were $9.5 million and $13.3 million, respectively, and were included in Other liabilities.

      The gross carrying amount of AXA Enterprise Funds related intangible assets were $24.0 million and $44.5 million at December 31, 2007 and 2006, respectively, and the accumulated amortization of these intangible assets were $18.0 million and $16.6 million, respectively. Amortization expense related to the AXA Enterprise Funds intangible assets totaled $1.4 million, $4.5 million and $6.9 million for 2007, 2006 and 2005, respectively.

      During the first quarter of 2005, the Board of Directors of the EGF and the Boards of Trustees of the AEFT and AEMMFT approved the resolutions to merge each EGF fund into either a newly created AEMMFT fund or an existing AEMMFT fund. These resolutions were approved by the shareholders of EGF during 2005. As a result of the transfer of the funds from EGF to AEMMFT the investment management responsibilities related to these funds were also transferred from the Company to AXA Equitable. In connection with the mergers of each fund, the intangible asset for the investment management contracts of $30.6 million, which represented approximately 51% of the investment management fees, now being earned by AXA Equitable were transferred to AXA Equitable and accounted for as a reduction of Capital in excess of par on the consolidated balance sheet of $19.9 million, net of income taxes.

      Real Estate Held-For-Sale
      -------------------------

      In 2006, two real estate properties with a total book value of $125.5 million that had been previously reported in equity real estate were reclassified as real estate held-for-sale. In 2006, both properties were sold resulting in gains of $95.6 million ($62.2 million post-tax). At December 31, 2007 and 2006, there was no equity real estate held-for-sale.


16)   OTHER COMPREHENSIVE LOSS

      Accumulated other comprehensive loss represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                            DECEMBER 31,
                                                               --------------------------------------
                                                                  2007          2006          2005
                                                               ----------    ----------    ----------
                                                                           (IN MILLIONS)

       Unrealized losses on investments ....................   $    (69.8)   $    (25.1)   $    (12.3)
       Defined benefit pension and other
         postretirement plans ..............................         10.0           9.9            --
                                                               ----------    ----------    ----------
       Total Accumulated Other
         Comprehensive Loss ................................   $    (59.8)   $    (15.2)   $    (12.3)
                                                               ==========    ==========    ==========


      The components of other comprehensive (loss) income for the past three years follow:

                                                                  2007          2006          2005
                                                               ----------    ----------    ----------
                                                                           (IN MILLIONS)

        Net unrealized (losses) gains on investments:
            Net unrealized losses
              arising during the period ....................   $    (59.5)   $    (65.9)   $   (213.8)
           (Losses) gains reclassified into net earnings
              during the period ............................         (1.5)          1.8           4.5
                                                               ----------    ----------    ----------
        Net unrealized losses on investments ...............        (61.0)        (64.1)       (209.3)
        Adjustments for policyholders liabilities, DAC
           and VOBA and deferred income taxes ..............         16.3          51.3         156.9
                                                               ----------    ----------    ----------

        Change in unrealized (losses) gains, net of
            Adjustments ....................................        (44.7)        (12.8)        (52.4)
        Change in defined benefit pension and other
            postretirement plans ...........................           .1            --            --
                                                               ----------    ----------    ----------
        Total Other Comprehensive Loss .....................   $    (44.6)   $    (12.8)   $    (52.4)
                                                               ==========    ==========    ==========


17)   COMMITMENTS AND CONTINGENT LIABILITIES

      Debt Maturities
      ---------------

      At December 31, 2007, aggregate maturities of the long-term debt, including the current portion of long-term debt, based on required principal payments at maturity were zero for each of 2008, 2009, 2010, 2011 and 2012 and $1.9 million thereafter.

      Leases
      ------

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2008 and the four successive years are $22.9 million, $13.3 million, $12.1 million, $12.6 million, $12.9 million and $44.8 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2008 and the four successive years is $12.1 million, $9.8 million, $9.8 million, $10.7 million, $11.2 million and $38.3 million thereafter.

      MONY Acquisition
      ----------------

      Set forth below is certain information regarding the liabilities recorded in connection with the Company's Purchase Adjustments. Such liabilities are included in Other liabilities on the Company's consolidated balance sheets.

                                                                                          OTHER
                                                                                       CONTRACTUAL
                                                        SEVERANCE        LEASES        OBLIGATIONS       TOTAL
                                                      ------------    ------------    ------------    ------------
                                                                             (IN MILLIONS)

        Balance at January 1, 2005 ...............   $       26.7    $       83.9    $       23.0    $      133.6
          Payments ...............................          (12.1)          (31.7)           (4.1)          (47.9)
          Change in reserve estimate .............           (9.3)             --              --            (9.3)
                                                     ------------    ------------    ------------    ------------
        Balance at December 31, 2005 .............            5.3            52.2            18.9            76.4
          Payments ...............................           (2.6)          (18.1)             --           (20.7)
          Change in reserve estimate .............             --              --            (1.5)           (1.5)
                                                     ------------    ------------    ------------    ------------
        Balance at December 31, 2006 .............            2.7            34.1            17.4            54.2
          Payments ...............................            (.7)           (8.9)           (2.4)          (12.0)
          Change in reserve estimate .............             --              --             1.7             1.7
                                                     ------------    ------------    ------------    ------------
        Balance at December 31, 2007 .............   $        2.0    $       25.2    $       16.7    $       43.9
                                                     ============    ============    ============    ============

      In addition, the Purchase Adjustments included write-offs of $45.6 million related to capitalized software and furniture, fixtures and equipment.

      Guarantees and Other Commitments
      --------------------------------

      The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2007, these arrangements include commitments by the Company, to provide equity financing of $60.9 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

      The Company had $10.5 million of undrawn letters of credit related to reinsurance at December 31, 2007 of which $10.0 million was guaranteed by AXA Financial. The Company had $17.7 million in commitments under existing mortgage loan agreements at December 31, 2007.


18)   LITIGATION

      (i)In December 2003, Enron Corp., by its Bankruptcy Trustee commenced an action entitled ENRON CORP. V. J.P. MORGAN SECURITIES, INC., ET AL. against MONY Life and 119 other corporate defendants regarding alleged preferential transfers pertaining to the early payment or redemption by Enron of its short-term commercial paper held by MONY and the other corporate entities. In February 2004, MONY and all co-defendants moved to dismiss the complaint. In June 2005, the motions to dismiss were denied. In July 2005, MONY and all co-defendants filed their answer to the complaint. In December 2007, this case was dismissed pursuant to a settlement that was reached among the parties.

      (ii) MONY Life and certain of its affiliates are currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: MEOLA V. AXA ADVISORS AND AXA EQUITABLE; LENNON V. AXA ADVISORS, ET AL.; BOLEA V. AXA ADVISORS, LLC AND AXA EQUITABLE, ET. AL.; and DHRUV V. AXA ADVISORS, LLC, ET AL. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees.

                       -----------------------------------


      Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In addition to the matters previously reported and those described above, the Company is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


19)   STATUTORY FINANCIAL INFORMATION

      MONY Life is restricted as to the amounts it may pay as dividends to AEFS LLC. Under New York Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit MONY Life to pay shareholder dividends not exceeding $96.1 million during 2008. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2007, 2006 and 2005, MONY Life's statutory net gain was $130.4 million, $293.5 million and $142.3 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $1,097.0 million and $1,230.6 million at December 31, 2007 and 2006, respectively. In 2007, 2006 and 2005, respectively, MONY Life paid $80.0 million, $35.0 million and $75.0 million in shareholder dividends.

      At December 31, 2007, MONY Life, in accordance with various government and state regulations, had $7.3 million of securities deposited with such government or state agencies.

      At December 31, 2007 and for the year then ended, there was no difference in net income resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2007. At December 31, 2007, there was a difference in capital and surplus of $3.1 million resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures. The difference in capital and surplus relates to goodwill arising from the purchase of a subsidiary, controlled or affiliated entity, which is written off directly to surplus in the year it originates by New York domiciled companies. In NAIC Accounting Practices and Procedures, goodwill in amounts not exceeding 10% of an insurer's capital and surplus may be capitalized and all amounts of goodwill are amortized to unrealized gains and losses on investments over periods not to exceed 10 years.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities, including VOBA assets, required for GAAP purchase accounting but not for SAP.

                                     PART C

                               OTHER INFORMATION


Item 26.  Exhibits

(a)  Board of Directors Resolution

     (1) Resolution of the Board of Trustees of The Mutual Life Insurance Company of New York authorizing establishment of MONY Variable Account L, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-4 (File No. 333-92312) filed on June 3, 2003.

(b)  Custodian Agreements. Not Applicable.

(c)  Underwriting Contracts.

     (1) Underwriting Agreement between The Mutual Life Insurance Company of New York, MONY Series Fund, Inc. and MONY Securities Corp., incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

     (2) Proposed specimen agreement between MONY Securities Corp. and registered representatives, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

     (3) Specimen commission schedule (Career Contract Schedule), incorporated herein by reference to pre-effective amendment no. 1 to registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

     (4) Wholesale Distribution Agreement between MONY Life Insurance Company and MONY Securities Corporation and AXA Distributors, LLC, et al., incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

     (5) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC., incorporated herein by reference to Exhibit No. 3.(i) to registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

     (6) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

     (7) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company and AXA Network, LLC., incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-6 (File No. 333-104156) filed on April 25, 2006.

     (8) First Amendment to General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company and AXA Distributors, LLC., incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-6 (File No. 333-104156) filed on April 25, 2006.

     (9) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company and AXA Advisors, LLC., incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-6 (File No. 333-104156) filed on April 25, 2006.

(d)  Contracts.

     (1) Specimen form of policy, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

     (2) Form of Term Life Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72590) filed on March 3, 2003.

     (3) Form of Spouse's Yearly Renewable Term Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72590) filed on March 3, 2003.

     (4) Form of Purchase Option Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72590) filed on March 3, 2003.

     (5) Form of Waiver of Monthly Deduction Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72590) filed on March 3, 2003.

     (6) Form of Children's Term Life Insurance Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72590) filed on March 3, 2003.

(e)  Applications.

     (1) Revised application form for Life Insurance, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     (2) Application Supplement, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

     (3) Spouse Term Rider Supplement, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

     (4) Term Conversion Purchase Option Supplement, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

     (5) Substance Usage Supplement, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

     (6) Aviation Supplement, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

     (7) Avocation Supplement, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

     (8) Children's Term Rider Supplement, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

     (9) Foreign Residence and Travel Supplement, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

    (10) Financial Supplement

    (11) Temporary Insurance Agreement, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) Restated Charter of MONY Life Insurance Company (as Amended July 22,
         2004), incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

     (2) By-Laws of MONY Life Insurance Company (as Amended July 22, 2004), incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

(g)  Reinsurance Contracts.

(g)(1) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and The Canada Life Assurance Company - No. 2004-30T, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-104156) filed on April 28, 2005.

(g)(2) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and General & Cologne Life Re of America - No. 2004-31T, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-104156) filed on April 28, 2005.

(g)(3) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and RGA Reinsurance Company - No. 2004-33T, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-104156) filed on April 28, 2005.

(g)(4) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and Security Life of Denver Insurance Company - No. 2004-32T, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-104156) filed on April 28, 2005.

(g)(5) Form of Reinsurance Agreement among Continental Assurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America
         - No. M158-100, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

(g)(6) Automatic Bulk YRT Non-Refund Agreement among MONY Life Insurance Company, MONY Life Insurance Company of America and Allianz Life Insurance Company of North America, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

(h)  Participation Agreements.

    (1) Participation Agreement among The Alger American Fund, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

          (i) Amendment, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

    (2) Participation Agreement among EQ Advisors Trust, AXA Distributors, LLC, AXA Advisors, LLC and MONY Life Insurance Company, incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

    (3) Participation Agreement among INVESCO Variable Investment Funds, Inc., MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

    (4) Participation Agreement among Janus Aspen Series, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

          (i) Amendment, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

    (5) Participation Agreement among Lord Abbett Series Fund, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

    (6) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

          (i) Amendment, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

    (7) Participation Agreement among PBHG Insurance Series Fund, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-72590) filed on April 20, 2003.

          (i) Amended Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-72590) filed on April 20, 2003.

    (8) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

    (9) Participation Agreement among The Universal Institutional Funds, Inc., MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

          (i) Amendment, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

   (10) Form of specimen Participation Agreement for MONY Life Insurance Company and MONY Life Insurance Company of America with Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
        Fund), and Dreyfus Investment Portfolios, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

          (i) Amendment, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

   (11) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company and Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

   (l2) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and MONY Life Insurance Company, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

   (13) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

(i)  Administrative Contracts.  Not applicable.

(j)  Other Material Contracts.

            (a)  Powers of Attorney.

                 (i) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
                 (ii) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
                 (iii) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
                 (iv) Power of Attorney for Bruce W. Calvert, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
                 (v) Power of Attorney for Henri de Castries, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
                 (vi) Power of Attorney for Claus-Michael Dill, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
                 (vii) Power of Attorney for Denis Duverne, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
                 (viii) Power of Attorney for Mary R. (Nina) Henderson,
                        Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
                 (ix) Power of Attorney for James F. Higgins, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
                 (x) Power of Attorney for W. Edwin Jarmain, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
                 (xi) Power of Attorney for Christina Johnson, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333- 104156) filed on February 8, 2005.
                 (xii) Power of Attorney for Scott D. Miller, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
                 (xiii) Power of Attorney for Joseph H. Moglia, Director,
                        incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
                 (xiv) Power of Attorney for Peter J. Tobin, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
                 (xv) Powers of Attorney, incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-6 (File No. 333-104156) filed on April 25, 2006.
                 (xvi) Powers of Attorney previously filed with this Registration Statement File No. 333-104156 on April 25, 2007.
                 (xvii) Powers of Attorney filed herewith.

(k)  Legal Opinion.

    (1) Opinion and consent of Dodie Kent, Vice President and Counsel, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on April 28, 2005.

    (2) Opinion and consent of Dodie Kent, Vice President and Associate General Counsel, filed herewith.

 (l) Actuarial Opinion.

    (1) Opinion and consent of Linda Rodway, Vice President. Incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on April 28, 2005.

 (m) Calculations. Incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on April 28, 2005.

 (n) Other Opinions.

     (1) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. Filed herewith.

(o) Omitted Financial Statements. No financial statements are omitted from Item 24.

(p) Initial Capital Agreements. Not Applicable.

(q) Redeemability Exemption. Incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-72590) filed on April 20, 2003.

Item 27.    Directors and Officers of the Depositor

      *The business address for all officers and directors of MONY Life Insurance Company ("MONY") is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
CALCAP LLC
231 Brushy Ridge Road
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company.

      The AXA Organizational Charts 2007 are incorporated herein by reference to
Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, filed
April 21, 2008.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
       AS OF: DECEMBER 31, 2007



                                                                                     State of        State of
                                                                        Type of     Incorp. or      Principal       Federal
                                                                       Subsidiary    Domicile       Operation      Tax ID #
                                                                       ----------   ----------      ---------      ---------
                                                                                    -------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                 DE              NY        13-3623351
-------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       Operating        DE              CO        75-2961816
     --------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     Operating        DE              NY        13-4194065
     --------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       Operating        DE              NY        13-4194080
     --------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                              DE              NY        52-2197822
     --------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  Insurance      Bermuda        Bermuda      14-1903564
        -----------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                  DE              NY        13-4078005
        -----------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                               DE              NY        13-4071393
           --------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               Operating        DE              NY        06-1555494
           --------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              Operating        AL              AL        06-1562392
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      Operating        DE              NY        13-4085852
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       Operating        MA              MA        04-3491734
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              Operating        NV              NV        13-3389068
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         Operating       P.R.            P.R.       66-0577477
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              Operating        TX              TX        75-2529724
         ----------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            Insurance        NY              NY        13-5570651
        -----------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                    Insurance        CO              CO        13-3198083
           --------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              Investment       DE              NY        13-3385076
           --------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           Investment       DE              NY        13-3385080
           --------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                  Investment       **                             -
           --------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                         HCO           NY              NY        22-2766036
           --------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
              -----------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                        HCO           DE              NY        13-2677213
           --------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                  Investment       DE              PA        23-2671508
        ------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                  Insurance        NY              NY        13-1632487
        -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              -----------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                          Number of    Percent of
                                                                            Shares      Ownership           Comments
                                                                            Owned      or Control    (e.g., Basis of Control)
                                                                            -----      ----------    ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                         100.00%
     ------------------------------------------------------------------
     MONY Capital Management, Inc.                                                       100.00%
     ------------------------------------------------------------------
     MONY Asset Management, Inc.                                                         100.00%
     ------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 & 16)                      -       100.00%
     ------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                      250,000       100.00%
        ---------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                       1,000       100.00%
        ---------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                        -       100.00%
           ------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                         -       100.00%
           ------------------------------------------------------------
              AXA Network of Alabama, LLC                                        -       100.00%
              ---------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                -       100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                 -       100.00%
              ---------------------------------------------------------
              AXA Network of Nevada, Inc.                                                100.00%
              ---------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                           100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    1,050       100.00%
         --------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *              2,000,000       100.00%     NAIC # 62944
        ---------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                      1,000,000       100.00%     NAIC # 62880
           ------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                        -             -     G.P & L.P.
           ------------------------------------------------------------
              Equitable Managed Assets, L.P.                                     -             -     G.P.
           ------------------------------------------------------------
           Real Estate Partnership Equities (various)                            -             -     **
           ------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                -       100.00%
           ------------------------------------------------------------
              See Attached Listing A
              ---------------------------------------------------------
           ACMC, Inc.     (Note 4)                                       5,000,000       100.00%
           ------------------------------------------------------------
           EVSA, Inc.                                                           50       100.00%
        ---------------------------------------------------------------
        MONY Life Insurance Company *                                                    100.00%
        ---------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

      * Affiliated Insurer

     ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
            Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
            Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
            Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
            Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

            As of December 31, 2007, AXF and its subsidiaries owned 63.18% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

                   AXF held directly 40,861,854 AllianceBernstein Units
                   (15.54%),
                   AXA Equitable Life directly owned 8,384,240 AllianceBernstein Units (3.19%),
                   ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.18%), and
                   ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.55%).

               On December 21, 2004, AXF contributed 4,389,192 (1.67%) AllianceBernstein Units to MONY Life and 1,225,000 (.47%) AllianceBernstein Units to MLOA.

               AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

               In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.27% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

        9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

        10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company. 11.Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

        12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

        12. Effective May 26, 2005, Matrix Private Equities was sold.

        13. Effective December 2, 2005, Advest Group was sold.

        14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

        15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

        16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

Dissolved:     - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
               - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
               - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
               - CCMI Corp. was dissolved on October 7, 1999.
               - ELAS Realty, Inc. was dissolved January 29, 2002.
               - EML Associates, L.P. was dissolved March 27, 2001.
               - EQ Services, Inc. was dissolved May 11, 2001.
               - Equitable BJVS, Inc. was dissolved October 3, 1999.
               - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
               - Equitable JV Holding Corp. was dissolved on June 1, 2002.
               - Equitable JVS II, Inc. was dissolved December 4, 1996
               - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
               - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
               - EREIM Managers Corporation was dissolved March 27, 2001.
               - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
               - EVLICO, Inc. was dissolved in 1999.
               - Franconom, Inc. was dissolved on December 4, 2000.
               - GP/EQ Southwest, Inc. was dissolved October 21, 1997
               - HVM Corp. was dissolved on Feb. 16, 1999.
               - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
               - Prime Property Funding, Inc. was dissolved in Feb. 1999.
               - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
               - Six-Pac G.P., Inc. was dissolved July 12,1999
               - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
               - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
               - ECLL Inc. was dissolved July 15, 2003
               - MONY Realty Partners, Inc. was dissolved February 2005.
               - Wil-Gro, Inc. was dissolved June, 2005.
               - Sagamore Financial LLC was dissolved August 31, 2006.
               - Equitable JVS was dissolved August, 2007.
               - Astor Times Square Corp. dissolved as of April 2007.
               - Astor/Broadway Acquisition Corp. dissolved as of August 2007.
               - PC Landmark, Inc. has been administratively dissolved.
               - EJSVS, Inc. has been administratively dissolved.
               - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------



                                                                                           State of      State of
                                                                              Type of     Incorp. or    Principal     Federal
                                                                             Subsidiary    Domicile     Operation    Tax ID #
                                                                             ----------    --------     ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                        Operating        DE            NY      13-3049038
              ------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company*                          Operating        VT            VT      06-1166226
              ------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                             Operating        DE            NY      13-3266813
              ------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment       DE            NY      13-3544879
                 ---------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)           Operating        DE            NY      13-3633538
              ------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
                 ------------------------------------------------------------                                      -------------
              AXA Distributors, LLC                                          Operating        DE            NY      52-2233674
              ------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC          Operating        DE            AL      52-2255113
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                      Operating        DE        CT, ME,NY   06-1579051
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating        MA            MA      04-3567096
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating        TX            TX      74-3006330
                 ---------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                   Operating        DE            NY      13-3813232
              ------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating        DE            NJ      22-3492811
              ------------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                  Number of  Percent of
                                                                                   Shares    Ownership         Comments
                                                                                    Owned    or Control  (e.g., Basis of Control)
                                                                                    -----    ----------  ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------------
           Equitable Holdings, LLC
           --------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500     100.00%
              -----------------------------------------------------------------
              Equitable Casualty Insurance Company*                                 1,000     100.00%
              -----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -     100.00%
              -----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                                ECMC is G.P.
                   Partnership II, L.P.                                                 -           -     ("Deal Flow Fund II")
                 --------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                    100     100.00%
              -----------------------------------------------------------------
                 See Attached Listing B
                 --------------------------------------------------------------
              AXA Distributors, LLC                                                     -     100.00%
              -----------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                     -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000     100.00%
                 --------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000     100.00%
              -----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100     100.00%
              -----------------------------------------------------------------

*  Affiliated Insurer

   Equitable Investment Corp merged into Equitable Holdings, LLC on November 30,
     1999.
   Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
   Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
     Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                              State of      State of
                                                                                 Type of     Incorp. or    Principal       Federal
                                                                                Subsidiary    Domicile     Operation      Tax ID #
                                                                                ----------    --------     ---------      --------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
           -------------------------------------------------------------------
              AllianceBernstein Corporation


              --------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)           Operating        DE          NY        13-3434400
                 -----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                  Operating        DE          NY        13-4064930
                 -----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                         Operating
                    --------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                            HCO          DE          MA        22-3424339
                    --------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                  HCO          DE          NY             -
                    --------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                           Operating        DE          NY        13-4132953
                       -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                        HCO          DE          NY        13-2778645
                    --------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                           Operating       India      India            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                      Operating     Argentina   Argentina         -
                       -----------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                                Operating        DE          NY        13-3910857
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      HCO           DE          NY        13-3548918
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                                 HCO           DE        Japan            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                     Operating       Japan      Japan            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited    Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management            Operating      Taiwan      Taiwan           -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                Operating        DE          NY        13-3626546
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.            Operating      Brazil      Brazil           -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                                 Operating       U.K.        U.K.            -
                       -----------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                               Operating      Germany    Germany           -
                                --------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited               Operating       U.K.        U.K.            -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                       Operating       Lux.        Lux.            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                   Operating      France      France           -
                       -----------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                  Operating      Germany    Germany           -
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                      HCO           DE       Singapore    13-3752293
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                       Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                            Operating      Canada      Canada      13-3630460
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                     Operating    New Zealand  New Zealand       -
                       -----------------------------------------------------------------------------------------------------------

                                                                                  Number    Parent's
                                                                                    of      Percent of
                                                                                  Shares    Ownership           Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ---------------------------------------------------------------------
            Equitable Holdings, LLC
           ------------------------------------------------------------------
              AllianceBernstein Corporation                                                             owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        and 100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ---------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                 100.00%        Sole member interest
                    ---------------------------------------------------------
                    Cursitor Alliance LLC                                                100.00%
                    ---------------------------------------------------------
                    Alliance Capital Management LLC                                      100.00%
                    ---------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                   100.00%
                       ------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                      10    100.00%
                    ---------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                   100.00%
                       ------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                               99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       ACM Software Services Ltd.                                        100.00%
                       ------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ------------------------------------------------------
                                AllianceBernstein Japan Ltd.                             100.00%
                       ------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited            100.00%
                       ------------------------------------------------------
                                Far Eastern Alliance Asset Management                     20.00%        3rd parties = 80%
                                ---------------------------------------------
                       AllianceBernstein Global Derivatives Corp.               1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                     99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       AllianceBernstein Limited                              250,000    100.00%
                       ------------------------------------------------------
                                ACM Bernstein GmbH                                       100.00%
                                ---------------------------------------------
                                AllianceBernstein Services Limited              1,000    100.00%
                                ---------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                      3,999     99.98%        AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ------------------------------------------------------
                                AllianceBernstein (France) SAS                           100.00%
                       ------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                          100.00%
                       ------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                           100.00%
                       ------------------------------------------------------
                       AllianceBernstein Australia Limited                                50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          18,750    100.00%
                       ------------------------------------------------------
                       AllianceBernstein New Zealand Limited                              50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------



                                                                                               State of        State of
                                                                                  Type of     Incorp. or      Principal     Federal
                                                                                 Subsidiary    Domicile       Operation     Tax ID #
                                                                                 ----------    --------       ---------     --------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     ----------------------------------------------------------------------
       Equitable Holdings, LLC
       --------------------------------------------------------------------
         AllianceBernstein Corporation
         ------------------------------------------------------------------
           AllianceBernstein L.P.
           ----------------------------------------------------------------
              AllianceBernstein Corporation of Delaware (Cont'd)
              -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investment Research (Proprietary) Limited     Operating    So Africa   So Africa        -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein (Singapore) Ltd.                              Operating    Singapore   Singapore        -
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital (Mauritius) Private Ltd.                          HCO       Mauritius   Mauritius        -
                          -------------------------------------------------------------------------------------------------------
                          Alliance Capital Asset Management (India) Private      Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Invest. Res. & Manag. (India) Pvt.   Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                 AllianceBernstein Oceanic Corporation                              HCO          DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital Real Estate, Inc.                              Operating       DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Corporate Finance Group Incorporated                   Operating       DE           NY      52-1671668
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Eastern Europe, Inc.                                      HCO          DE           NY      13-3802178
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein ESG Venture Management, L.P.                     HCO          DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Venture Fund 1, L.P.                 Operating       DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investments, Inc.                             Operating       DE           NY      13-3191825
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investor Services, Inc.                       Operating       DE           TX      13-3211780
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Hong Kong Limited                             Operating    Hong Kong   Hong Kong        -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Taiwan Limited                       Operating     Taiwan       Taiwan         -
                          -------------------------------------------------------------------------------------------------------
                          ACM New-Alliance (Luxembourg) S.A.                     Operating      Lux.         Lux.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Limited                                    Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          Sanford C. Bernstein (CREST Nominees) Ltd.             Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Proprietary Limited                        Operating    Australia   Australia        -
                 ----------------------------------------------------------------------------------------------------------------
                 Whittingdale Holdings Ltd.                                         HCO         U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          ACM Investments Limited                                Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Fixed Income Limited                 Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                                                                                     Number     Parent's
                                                                                       of      Percent of
                                                                                     Shares    Ownership           Comments
                                                                                     Owned     or Control   (e.g., Basis of Control)
                                                                                     -----     ----------   ------------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  --------------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     -----------------------------------------------------------------------------
        Equitable Holdings, LLC
        --------------------------------------------------------------------------
           AllianceBernstein Corporation
           -----------------------------------------------------------------------
              AllianceBernstein L.P.
              --------------------------------------------------------------------
                 AllianceBernstein Corporation of Delaware (Cont'd)
                 -----------------------------------------------------------------
                    AllianceBernstein Investment Research (Proprietary) Limited                100.00%
                    --------------------------------------------------------------
                    AllianceBernstein (Singapore) Ltd.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                       -----------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd party (Ankar Capital
                                                                                                           India Pvt. Ltd.) owns 25%
                       -----------------------------------------------------------
                       AllianceBernstein Invest. Res. & Manag. (India) Pvt.                    100.00%
                       -----------------------------------------------------------
                    AllianceBernstein Oceanic Corporation                            1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Capital Real Estate, Inc.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Corporate Finance Group Incorporated.                   1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                              100.00%
                    --------------------------------------------------------------
                    AllianceBernstein ESG Venture Management, L.P.                             100.00%    General Partner to EGG Fun
                    --------------------------------------------------------------
                       AllianceBernstein Venture Fund 1, L.P.                                   10.00%    GP Interest
                    --------------------------------------------------------------
                    AllianceBernstein Investments, Inc.                              100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Investor Services, Inc.                        100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Hong Kong Limited                                        100.00%
                    --------------------------------------------------------------
                       AllianceBernstein Taiwan Limited                                         99.00%     Others own 1%
                       -----------------------------------------------------------
                       ACM New-Alliance (Luxembourg) S.A.                                       99.00%     AllianceBernstein Oceanic
                                                                                                           Corporation owns 1%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Limited                                               100.00%
                    --------------------------------------------------------------
                       Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Proprietary Limited                                   100.00%     Inactive
                    --------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                                 100.00%
                    --------------------------------------------------------------
                       ACM Investments Limited                                                 100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Fixed Income Limited                                  100.00%
                       -----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING C - MONY
----------------


                                                                                         State of        State of
                                                                            Type of     Incorp. or      Principal       Federal
                                                                           Subsidiary    Domicile       Operation      Tax ID #
                                                                           ----------    --------       ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                           Operating        DE              CO        75-2961816
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                         Operating        DE              NY        13-4194065
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                           Operating        DE              NY        13-4194080
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
     ----------------------------------------------------------------------------------------------------------------------------
        MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
        -------------------------------------------------------------------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*     Insurance     Argentina      Argentina     98-0157781
           ----------------------------------------------------------------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
           ----------------------------------------------------------------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
           ----------------------------------------------------------------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
              -------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*           Insurance  Cayman Islands  Cayman Islands  98-0152046
        -------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company of America*                            Insurance        AZ              NY        86-0222062
        -------------------------------------------------------------------------------------------------------------------------
        U.S. Financial Life Insurance Company *                            Insurance        OH              OH        38-2046096
        -------------------------------------------------------------------------------------------------------------------------
        MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
        -------------------------------------------------------------------------------------------------------------------------
           Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
           ----------------------------------------------------------------------------------------------------------------------
           MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
           ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              -------------------------------------------------------------------------------------------------------------------
           1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
           ----------------------------------------------------------------------------------------------------------------------
           Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
           ----------------------------------------------------------------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              -------------------------------------------------------------------------------------------------------------------
           MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
           ----------------------------------------------------------------------------------------------------------------------
              MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
              -------------------------------------------------------------------------------------------------------------------
           1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
           ----------------------------------------------------------------------------------------------------------------------
           MONY Securities Corporation                                     Operating        NY              NY        13-2645488
           ----------------------------------------------------------------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
              -------------------------------------------------------------------------------------------------------------------
              Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
              -------------------------------------------------------------------------------------------------------------------

                                                                               Number     Parent's
                                                                                 of       Percent of
                                                                               Shares     Ownership            Comments
                                                                               Owned      or Control   (e.g., Basis of Control)
                                                                               -----      ----------   ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                           100.00%
     --------------------------------------------------------------------
     MONY Capital Management, Inc.                                                         100.00%
     --------------------------------------------------------------------
     MONY Asset Management, Inc.                                                           100.00%
     --------------------------------------------------------------------
     MONY Life Insurance Company *                                                         100.00%
     --------------------------------------------------------------------
        MONY International Holdings, LLC                                                   100.00%
        -----------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*                     100.00%
           --------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                                 99.00%
           --------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                                 100.00%
           --------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.                                99.00%
              -----------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*                           100.00%
        -----------------------------------------------------------------
        MONY Life Insurance Company of America*                                            100.00%
        -----------------------------------------------------------------
        U.S. Financial Life Insurance Company *                                 405,000    100.00%
        -----------------------------------------------------------------
        MONY Financial Services, Inc.                                             1,000    100.00%
        -----------------------------------------------------------------
           Financial Marketing Agency, Inc.                                          99     99.00%
           --------------------------------------------------------------
           MONY Brokerage, Inc.                                                   1,500    100.00%
           --------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                                      5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                                   1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                                    10    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                             5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                                1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                                1    100.00%
              -----------------------------------------------------------
           1740 Ventures, Inc.                                                    1,000    100.00%
           --------------------------------------------------------------
           Enterprise Capital Management, Inc.                                      500    100.00%
           --------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                                  1,000    100.00%
              -----------------------------------------------------------
           MONY Assets Corp.                                                    200,000    100.00%
           --------------------------------------------------------------
              MONY Benefits Management Corp.                                      9,000    100.00%
              -----------------------------------------------------------
           1740 Advisers, Inc.                                                   14,600    100.00%
           --------------------------------------------------------------
           MONY Securities Corporation                                            7,550    100.00%
           --------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.                     1,000    100.00%
              -----------------------------------------------------------
              Trusted Investment Advisers Corp.                                       1    100.00%
              -----------------------------------------------------------


        -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
        -  As of February 2005, MONY Realty Partners, Inc. was dissolved
        - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Jamaican regulatory reasons.
        - MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Brazilian regulatory reasons.
        - Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of S stock for regulatory reasons.
        -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
        -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
        -  As of August 31, 2006, Sagamore Financial LLC was dissolved
        -  MONY Benefits Service Corp. was sold on January 26, 2007.
        - As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.


                                  Page 7 of 7

Item 29.    Indemnification


         (a) Indemnification of Officers and Directors

         The by-laws of the MONY Life Insurance Company ("MONY") provide, in
Article VII, as follows:

             7.4  Indemnification of Directors, Officers and Employees.

             (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                    (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                  (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

             (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

          The directors and officers of MONY Life Insurance Company are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, St. Paul Travelers and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b) Indemnification of Principal Underwriter

          To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, MONY Securities Corporation, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c) Undertaking

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 30. Principal Underwriters

      Effective June 6, 2005, MONY Securities Corporation ("MSC"), the current Principal Underwriter for MONY and MONY America Variable Accounts will be integrated with AXA Advisors, LLC ("AXA Advisors"), a Principal Underwriter of AXA Equitable and AXA Life and Annuity Company Variable Accounts, EQ Advisors Trust and AXA Premier VIP Trust. As of the effective date, AXA Advisors will become the Principal Underwriter for the above-mentioned Variable Accounts and the two Trusts. At that time, AXA Distributors, LLC, as described immediately below, will also become a principal underwriter for the above-mentioned Variable Accounts and trusts. Accordingly, information for Items 28 and 29 of this Part C is provided for MSC, AXA Advisors, and AXA Distributors.

      (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts A, 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104. MSC is the principal underwriter for MONY Variable Account A, L and S and for MONY America Variable Account A, L and S.

      (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director

*Andrew McMahon                       Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*Nick Lane                            Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Camille Joseph Varlack               Secretary and Counsel

*Francesca Divone                     Assistant Secretary

*Maurya Keating                       Vice President and Counsel

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*William Miller, Jr.                  Director, Executive Vice President and
                                      Chief Sales Officer

*Michael Gregg                        Executive Vice President

*Gary Hirschkron                      Executive Vice President

*James Mullery                        Executive Vice President

*Mitchell Waters                      Senior Vice President and National Sales
                                      Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President and National Sales
                                      Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President and National Sales
                                      Manager

*Lance Carlson                        Senior Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Kathleen Leckey                      Senior Vice President

*John Leffew                          Senior Vice President

*Andrew Marrone                       Senior Vice President

*James O'Boyle                        Senior Vice President

*Ted Repass                           Senior Vice President

*Jon Sampson                          Senior Vice President

*Marian Sole                          Senior Vice President

*Lee Small                            Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mark Totten                          Senior Vice President

*Mary Toumpas                         Senior Vice President

*Nicholas Volpe                       Senior Vice President

*Norman J. Abrams                     Vice President and General Counsel

*Camille Joseph Varlack               Secretary and Counsel

*Ronald R. Quist                      Vice President and Treasurer

*Kurt Auleta                          Vice President and Strategy Officer


(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  NAME OF                 NET UNDERWRITING
 PRINCIPAL                  DISCOUNTS AND             COMPENSATION ON            BROKERAGE
UNDERWRITER                 COMMISSIONS                REDEMPTIONS               COMMISSIONS            COMPENSATION
-----------               ----------------            ----------------           -----------            ------------
MSC                       N/A                              N/A                      N/A                     N/A
AXA Advisors, LLC         N/A                              N/A                      N/A                     N/A
AXA Distributors, LLC     $21,231,833                      N/A                      N/A                     N/A


Item 31.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company, 1290 Avenue of the Americas,
New York, New York 10104 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.


Item 32.    Management Services

All management contracts are discussed in Part A or Part B.


Item 33.    Fee Representation

MONY Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2008.




                                  MONY Variable Account L of
                                  MONY Life Insurance Company
                                          (Registrant)

                                  By: MONY Life Insurance Company
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Associate General Counsel
                                  MONY Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2008.




                                MONY Life Insurance Company
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   MONY Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Anthony J. Hamilton               Joseph H. Moglia
Christopher M. Condron      Mary R. (Nina) Henderson          Lorie A. Slutsky
Henri de Castries           James F. Higgins                  Ezra Suleiman
Denis Duverne               Scott D. Miller                   Peter J. Tobin
Charlynn Goins




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 22, 2008

                                  EXHIBIT INDEX

                                                                    TAG VALUE
                                                                    ---------


 (j)(xvii) Powers of Attorney                                       EX-99.jxvii

 (k)(2)    Opinion and consent of Dodie Kent                        EX-99.k2

 (n)(1)    Consent of PricewaterhouseCoopers LLP, independent       EX-99.n1
           registered public accounting firm.